                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                             File No. 333-104654
                                                              File No. 811-21335

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      /X/

         Pre-Effe                                                            / /
         Post-Effective Amendment No.       7                                /X/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              /X/

         Amendment No.           10
                        (Check appropriate box or boxes)

                               OPTIMUM FUND TRUST
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               (Exact Name of Registrant as Specified in Charter)

            2005 Market Street, Philadelphia, Pennsylvania 19103-7094
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               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (800) 523-1918
--------------------------------------------------------------------------------

     David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                               July 29, 2008

It is proposed that this filing will become effective:
      /   / immediately upon filing pursuant to paragraph (b)
      /   / on (date) pursuant to paragraph (b)
      /   / 60 days after filing pursuant to paragraph (a)(1)
      /X/ on July 29, 2008 pursuant to paragraph (a)(1)
      /   / 75 days after filing pursuant to paragraph (a)(2)
      /   / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate:

          /  / This post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.

The  Registrant  is filing  this  Post-Effective  Amendment  for the  purpose of reflecting  changes to the market  capitalization  ranges of securities in which the Optimum  Small-Mid Cap Growth Fund and Optimum  Small-Mid Cap Value Fund can
invest.  The  information  relating to the other series of the Registrant in the
prospectuses  and  statement  of  additional   information  is  not  amended  or
superseded hereby.

                           - - - C O N T E N T S - - -

This Post-Effective Amendment No. 7 to Registration File No. 333-104654 includes the following:

1.       Facing Page

2.       Contents Page

3.       Part A - Prospectuses

4.       Part B - Statement of Additional Information

5.       Part C - Other Information

6.       Signatures

7.       Exhibits

Prospectus        JULY [__], 2008

                          OPTIMUM LARGE CAP GROWTH FUND
                          OPTIMUM LARGE CAP VALUE FUND
                        OPTIMUM SMALL-MID CAP GROWTH FUND
                    (formerly, Optimum Small Cap Growth Fund)
                        OPTIMUM SMALL-MID CAP VALUE FUND
                    (formerly, Optimum Small Cap Value Fund)
                           OPTIMUM INTERNATIONAL FUND
                            OPTIMUM FIXED INCOME FUND

                           CLASS A * CLASS B * CLASS C

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   OPTIMUM FUND TRUST * 2005 MARKET STREET * PHILADELPHIA, PENNSYLVANIA 19103

What are the Funds' investment objectives, strategies, and         page [  ]
risks?                                                                  [  ]
Optimum Large Cap Growth Fund                                           [  ]
Optimum Large Cap Value Fund                                            [  ]
Optimum Small-Mid Cap Growth Fund                                       [  ]
Optimum Small-Mid Cap Value Fund                                        [  ]
Optimum International Fund
Optimum Fixed Income Fund

How have the Funds performed?                                      page [  ]

What are the Funds' fees and expenses?                             page [  ]

More information about the Funds' risks                            page [  ]

Disclosure of portfolio holdings information                       page [  ]

Who manages the Funds?                                             page [  ]
Investment manager                                                      [  ]
Sub-advisers and portfolio managers                                     [  ]
Who's Who?                                                              [  ]
                                                                        [  ]

About your account                                                 page [  ]
Investing in the Funds                                                  [  ]
Choosing a share class                                                  [  ]
Dealer compensation                                                     [  ]
Payments to intermediaries                                              [  ]
How to reduce your sales charge                                         [  ]
Waivers of contingent deferred sales charges                            [  ]
How to buy shares                                                       [  ]
Fair valuation                                                          [  ]
Document delivery                                                       [  ]
How to sell shares                                                      [  ]
How to transfer shares                                                  [  ]
Account minimums                                                        [  ]
Special services                                                        [  ]
Exchanges                                                               [  ]
Frequent trading of Fund shares                                         [  ]
Dividends, distributions, and taxes                                     [  ]

Financial highlights                                               page [  ]

                                       1

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Profile:  Optimum Large Cap Growth Fund
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What is the Fund's investment objective?
The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?

Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  large market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization of companies in the Russell  1000(R)Growth
Index.  A  company's  market  capitalization  is  based  on its  current  market
capitalization  or  its  market   capitalization  at  the  time  of  the  Fund's
investment.   Companies  whose  market   capitalization  no  longer  meets  this
definition   after   purchase   continue  to  be  considered  to  have  a  large
capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company  ("Manager"),  has selected T.
Rowe Price  Associates,  Inc. ("T. Rowe Price") and Marsico Capital  Management,
LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In  managing  its  portion of the Fund's  assets,  T. Rowe  Price  mostly  seeks investments  in  companies  that have the  ability to pay  increasing  dividends through  strong cash flow. T. Rowe Price  generally  looks for companies with an above-average  rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain  earnings  momentum  even during times of slow economic  growth.  T. Rowe  Price  believes  that when a company  increases  its earnings  faster than both  inflation and the overall  economy,  the market will eventually reward it with a higher stock price.

In  pursuing  its  investment  strategy,  T. Rowe  Price has the  discretion  to purchase some securities  that do not meet its normal  investment  criteria,  as described  above,  when it  perceives  an unusual  opportunity  for gain.  These special  situations  might  arise  when T. Rowe  Price's  management  believes a security could increase in value for a variety of reasons, including a change in management,  an extraordinary  corporate event, or a temporary  imbalance in the supply of or demand for the securities.

In selecting  investments  for the Fund,  Marsico  Capital uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration  macro-economic factors such as, without limitation, interest rates, inflation,  demographics, the regulatory environment,  and the global competitive landscape. In addition, Marsico Capital may also examine other factors that may include,  without  limitation,  the most attractive  global investment  opportunities,  industry  consolidation,  and the sustainability  of  financial  trends  observed.  As a result of the  "top-down"
analysis,  Marsico Capital seeks to identify  sectors,  industries and companies that may benefit from the overall trends Marsico Capital has observed.

Marsico Capital then looks for individual  companies or securities with earnings growth  potential  that  may  not be  recognized  by the  market  at  large.  In determining  whether  a  particular  company  or  security  may  be  a  suitable investment, Marsico Capital may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance  sheet,  improving  returns on equity,  the ability to generate
free  cash  flow,  apparent  use  of  conservative  accounting  standards,   and
transparent financial disclosure); strong and ethical management;  commitment to shareholder interests;  reasonable valuations in the context of projected growth rates;  and other  indications  that a company or security may be an  attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this  fundamental,  "bottom-up"  research,  Marsico Capital may visit with various levels of a company's management, as well as with its customers and
(as relevant) suppliers, distributors, and competitors. Marsico Capital also

                                       2

may prepare  detailed  earnings and cash flow models of companies.  These models may assist Marsico  Capital in projecting  potential  earnings  growth,  current income and other important  company  financial  characteristics  under different scenarios. Each model is typically customized to follow a particular company and is generally  intended to replicate and describe a company's  past,  present and potential future performance.  The models may include  quantitative  information and detailed  narratives that reflect updated  interpretations of corporate data and company and industry developments.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk

The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

     Investment Style Risk
     The  sub-advisers  primarily  use a particular  style or set of styles-- in this case  "growth"  styles--  to select  investments  for the Fund.  Those styles may not produce the best  results  over short or longer time periods and may increase the volatility of the Fund's share price.

                                       3

     Growth Investing Risk
     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets  compared to other types of stocks.  "Growth" stocks also tend to be sensitive to changes in their  earnings and more  volatile than other types of stocks.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Large-Capitalization Companies Risk
Large-capitalization  companies  tend to be less  volatile than  companies  with smaller  market  capitalizations.  This  potentially  lower  risk means that the
Fund's  share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence or heavy institutional selling.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       4

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Profile:  Optimum Large Cap Value Fund
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What is the Fund's investment objective?
The Large Cap Value Fund seeks  long-term  growth of capital.  The Fund may also seek income.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  large market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization  of companies in the Russell  1000(R)Value
Index.  A  company's  market  capitalization  is  based  on its  current  market
capitalization  or  its  market   capitalization  at  the  time  of  the  Fund's
investment.   Companies  whose  market   capitalization  no  longer  meets  this
definition   after   purchase   continue  to  be  considered  to  have  a  large
capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities for capital growth and income, such as preferred stocks, warrants, and  securities  convertible  into  common  stocks.  In keeping  with the Fund's investment objective, the Fund may also invest in foreign securities,  including
ADR's and other  depositary  receipts and shares;  futures,  options,  and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Massachusetts  Financial Services Company ("MFS") and TCW Investment  Management
Company  ("TCW"),  to serve as the  Fund's  sub-advisers.  Each  sub-adviser  is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

MFS focuses on investing  the Fund's  assets in the stock of  companies  that it believes are undervalued  compared to their  perceived worth (value  companies).
Value  companies  tend to have  stock  prices  that  are low  relative  to their earnings,  dividends,  assets, or other financial measures. MFS uses a bottom-up investment approach in buying and selling investments for the Fund.  Investments are  selected  primarily  based on  fundamental  analysis  of issuers  and their potential in light of their current financial  condition and industry  position, and market, economic,  political, and regulatory conditions.  Factors considered may  include  analysis  of  earnings,  cash  flows,  competitive  position,  and management ability. Quantitative analysis of these and other factors may also be considered.

In managing its portion of the Fund's assets,  TCW employs a highly  disciplined investment process that has three steps. First, TCW quantitatively  analyzes the investable  universe  for  companies  that meet one (or more) of our five  value characteristics.  Given  TCW's  yield  objectives,  dividend  yield  is the most heavily  weighted  of the  five  valuation  criteria.  The  remaining  four  are price-to-earnings,  price-to-cash flow,  price-to-book value, and price-to-sales ratios equal to or lower than the overall market, as defined by the S&P 500. The second  step  is  in-depth  fundamental  analysis.  TCW's  goal  is  to  find  a fundamental  catalyst  that will lead to the stock value  being  realized in the market place such as new or strong management,  new products or market niche, or a restructuring. The third step is portfolio construction.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

                                       5

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-advisers  primarily  use a particular  style or set of styles-- in this case "value"  styles-- to select  investments for the Fund. Those styles may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value Investing Risk
     "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Large-Capitalization Companies Risk
Large-capitalization  companies  tend to be less  volatile than  companies  with smaller  market  capitalizations.  This  potentially  lower  risk means that the
Fund's  share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

                                       6

Real Estate Industry Risk
Investments in real estate investment trusts ("REITs") may be subject to certain risks  associated with direct  ownership of real estate and with the real estate industry in general. These risks include among others:  possible declines in the value of real estate;  risks related to general and local  economic  conditions;
possible  lack  of  availability  of  mortgage  funds;  overbuilding;   extended
vacancies of properties; increases in competition, property taxes, and operating expenses;  changes in zoning  laws;  costs  resulting  from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation  losses;  uninsured  damages  from  floods,  earthquakes,  or other natural  disasters;  limitations  on and  variations  in rents;  and  changes in interest rates. REITs are subject to substantial cash flow dependency,  defaults by borrowers,  self-liquidation, and the risk of failing to qualify for tax-free pass-through  of income under the Internal  Revenue Code,  as amended  ("Code"), and/or to maintain  exemptions  from the Investment  Company Act of 1940 Act, as amended ("1940 Act"). To the extent that the Fund holds real estate directly, as a result of defaults,  or receives rental income from its real estate  holdings, its tax status as a regulated  investment  company may be jeopardized.  The Fund may also be affected by interest rate changes, particularly if the REITs hold in the Fund use floating rate debt to finance their ongoing operations.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       7

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Profile:  Optimum Small-Mid Cap Growth Fund (formerly,  Optimum Small Cap Growth
Fund)
--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Small-Mid Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus borrowings for investment  purposes) in securities of small and mid-market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  small market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization of companies in the Russell  2000(R)Growth
Index, and mid-market  capitalization companies are those companies whose market capitalization  is similar  to the market  capitalization  of  companies  in the
Russell Midcap(R)Growth Index. A company's market capitalization is based on its current market  capitalization  or its market  capitalization at the time of the
Fund's investment.  Companies whose market  capitalization no longer meets their respective  definition above after purchase  continue to be considered  either a small- or  mid-capitalization  company, as applicable,  for purposes of this 80%
policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-adviser  believes  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Columbia  Wanger Asset  Management,  L.P.  ("Columbia  WAM") and Oberweis  Asset
Management,  Inc. ("OAM") to serve as the Fund's sub-advisors.  Each sub-advisor is responsible  for the day-to-day  investment  management of the portion of the
Fund's  assets that the Manager  allocates to the  sub-advisor.  The Manager may change the  allocation at any time.  The relative  values of each  sub-advisor's share of the Fund's assets also may change over time. Each  sub-advisor  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets,  Columbia WAM typically  looks for companies  with:  a strong  business  franchise  that offers  growth  potential;
products and services  that give the company a competitive  advantage;  and/or a stock price that Columbia WAM believes is reasonable  relative to the assets and earnings  power of the company.  Columbia WAM may identify  what it believes are important  economic,  social,  or  technological  trends  and  try  to  identify companies  it thinks  will  benefit  from  these  trends.  Columbia  WAM  relies primarily on independent,  internally  generated  research to uncover  companies that  may be less  well  known  than  the  more  popular  names.  To find  these companies,  Columbia WAM compares  growth  potential,  financial  strength,  and fundamental value among companies.

In  managing  its  portion  of the Fund's  assets,  OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight  factors.  OAM considers or reviews the following  factors and information as guidelines to identify such companies:  extraordinarily rapid growth in revenue;  extraordinarily rapid growth in pre-tax income; a reasonable price/earnings  ratio in  relation  to the  company's  underlying  growth  rate;
products or services that offer the opportunity  for substantial  future growth;
favorable  recent  trends  in  revenue  and  earnings  growth,  ideally  showing acceleration;  reasonable price-to-sales ratio based on the company's underlying growth  prospects  and  profit  margins;  the  company's  financial  statements, particularly  footnotes,  to identify  unusual  items which may indicate  future problems; and, high relative strength in the market, in that the company's stock has  outperformed  at least 75% of other stocks in the market over the preceding
12 months.  Such  factors and the  relative  weight given to each will vary with economic and market  conditions and the type of company being evaluated.  No one factor  will  justify,  and any one factor  could rule out, an  investment  in a particular company.

In response to market,  economic,  political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

                                       8

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-adviser  primarily  uses a particular style -- in this case, a "growth"
style -- to select investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the
Fund's share price.

     Growth Investing Risk
     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets  compared to other types of stocks.  "Growth" stocks also tend to be sensitive to changes in their  earnings and more  volatile than other types of stocks.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk

                                       9

The sub-adviser's strategies and its securities selections might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small- and Mid-Market Capitalization Companies Risk
Risk is greater for investments in small-and mid-market capitalization companies because they  generally  are more  vulnerable  than larger  companies to adverse business or economic developments.  Consequently,  the prices of smaller company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       10

--------------------------------------------------------------------------------
Profile:  Optimum  Small-Mid Cap Value Fund  (formerly,  Optimum Small Cap Value
Fund)
--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Small-Mid Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus borrowings for investment  purposes) in securities of small and mid-market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  small market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization  of companies in the Russell  2000(R)Value
Index, and mid-market  capitalization companies are those companies whose market capitalization  is similar  to the market  capitalization  of  companies  in the
Russell  Midcap(R)Value Index. A company's market capitalization is based on its current market  capitalization  or its market  capitalization at the time of the
Fund's investment.  Companies whose market  capitalization no longer meets their respective  definition above after purchase  continue to be considered  either a small- or  mid-capitalization  company, as applicable,  for purposes of this 80%
policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  the  Delafield  Asset
Management Division of Reich & Tang Asset Management, LLC ("Delafield"), and The
Killen  Group,  Inc.  ("Killen")  to  serve  as the  Fund's  sub-advisers.  Each sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  may change the  allocation  at any time.  The  relative  values of each sub-adviser's  share of the  Fund's  assets  also may  change  over  time.  Each sub-adviser  selects  investments  for its  portion of the Fund based on its own investment style and strategy.

In  managing  its  portion  of the  Fund's  assets,  H&W  employs a  disciplined bottom-up,  value-oriented  investment  style  with an  emphasis  on  internally generated fundamental research. The investment process is designed to expose the
Fund to value  factors that the  sub-adviser  believes  will lead to  attractive risk-adjusted returns.

In  managing  its  portion of the Fund's  assets,  Delafield  considers  factors including  the  value of  individual  securities  relative  to other  investment alternatives,  trends in the determinants of corporate  profits,  corporate cash flow,  balance sheet  changes,  management  capability  and  practices,  and the economic  and  political  outlook.  Although  the balance  sheet of a company is
important  to  the  sub-adviser's   analysis,  the  sub-adviser  may  invest  in
financially  troubled companies if the sub-adviser  believes that the underlying assets  are worth far more than the market  price of the  shares.  In  addition, companies  generating free cash flow will be considered  attractive.  Securities will also be assessed upon their earning power,  stated asset value, and off the balance sheet values.  Delafield intends to invest in companies that are managed for the benefit of their  shareholders  and not by management  that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's  assets,  Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced  internally by Killen's own staff. Killen seeks to buy securities  that it believes to be undervalued  and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities is three to four years.  Killen will typically hold  approximately 40 stocks in its portion of the Fund's assets.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

                                       11

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments in fixed income securities may subject the Fund to the following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-advisers  primarily  use a particular  style or set of styles-- in this case "value"  styles-- to select  investments for the Fund. Those styles may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value Investing Risk
     "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

                                       12

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small- and Mid-Market Capitalization Companies Risk
Risk is greater for investments in small-and mid-market capitalization companies because they  generally  are more  vulnerable  than larger  companies to adverse business or economic developments.  Consequently,  the prices of smaller company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       13

--------------------------------------------------------------------------------
Profile:  Optimum International Fund
--------------------------------------------------------------------------------

What is the Fund's investment objective?
The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?
The Fund  invests  primarily in non-U.S.  securities,  including  securities  of issuers located in emerging markets.  The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital
growth  and  income,  such  as  preferred  stocks,   warrants,   and  securities
convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures,  options, and other derivatives;  and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Mondrian Investment  Partners Limited  ("Mondrian") and  AllianceBernstein  L.P.
("AllianceBernstein")  to serve as the Fund's sub-advisers.  Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's  assets,  Mondrian  uses a  value-oriented approach that emphasizes individual stock selection.  Mondrian conducts research on a global basis in an effort to identify  securities  that have the  potential for long-term capital growth and income.  The center of the research effort is a value-oriented  dividend  discount  methodology  for  individual  securities and market  analysis that isolates  value across country  boundaries.  This approach focuses  on  future  anticipated  dividends  and  discounts  the  value of those dividends  back to what  they  would be worth if they  were  being  paid  today.
Comparisons of the values of different  possible  investments  are then made. In deciding to buy or sell an investment,  Mondrian also considers  movement in the price of individual  securities and the impact of currency adjustments on a U.S.
domiciled, dollar-based investor.

In managing its portion of the Fund's  assets,  AllianceBernstein  starts from a broad  universe of  companies  outside the U.S. in the  developed  and  emerging markets. AllianceBernstein screens this universe with a proprietary quantitative return model to identify the companies that it believes have the most attractive valuation and success attributes.  AllianceBernstein reviews the model daily and subjects the most attractively ranked stocks to extensive  fundamental  research by  its  company  and  industry  analysts.  AllianceBernstein  analysts  conduct in-depth research of the companies and industries and derive detailed  forecasts of earnings,  balance sheet strength,  and cash flows for the next three to five years.  Each analyst's  assumptions and conclusions are challenged in an intense research  review  process to ensure that they are  consistent,  insightful,  and robust.  Once the group has  identified  the stocks with  high-quality  expected returns and  attractive  business  prospects,  AllianceBernstein's  Global Value
Investment Policy Group selects stocks for the portfolio.

AllianceBernstein  re-ranks all the stocks in their investment universe daily to systematically  reflect changes in expected returns.  Companies generally become sell  candidates  when they fall to the  median  ranking in this  model,  if not sooner.  This disciplined sell process allows  AllianceBernstein  to continually reinvest  in their best  investment  ideas.  The  portfolio  is  reviewed  using
AllianceBernstein's  propriety  risk tools to attempt to ensure  that the levels and types of risk taken are  consistent  with the  investment  opportunity.  All fundamental and quantitative research used in the management of the portfolio is performed internally by AllianceBernstein.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing  in the Fund?  Investing in any mutual fund involves  risk,  including the risk that you may receive  little to no return on your  investment  and the risk  that you may lose  part or all of the  money you invest.  Before you  invest in the Fund,  you should  carefully  evaluate  these risks.

                                       14

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default  and a more  limited  and less  liquid  secondary  market  than higher-rated securities.

Foreign Risk
The Fund invests primarily in non-U.S. securities but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund's investments in foreign securities may be adversely affected by political developments,  changes
in  currency  exchange  rates,  foreign  economic   conditions,   or  inadequate
regulatory  and accounting  standards.  Foreign  securities  markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the  securities in a certain market -
like the stock or bond market - will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       15

--------------------------------------------------------------------------------
Profile:  Optimum Fixed Income Fund
--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Fixed  Income  Fund  seeks a high  level of  income.  The Fund may also seek growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in fixed income  securities.  This policy may be changed only upon 60 days' prior notice to shareholders.  The Fund focuses  on  securities  issued  or  guaranteed  by the U.S.  government  or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities,  and mortgage-backed and asset-backed securities. The Fund invests  primarily in investment  grade fixed income  securities (that is, those rated in the  four  highest  rating  categories  by  Standard  & Poor's  Ratings
Services  ("S&P"),  Moody's Investors  Service,  Inc.  ("Moody's"),  Fitch, Inc.
("Fitch")  or, if  unrated,  determined  by  Delaware  Management  Company  (the
"Manager") or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield  securities  ("junk  bonds")  rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, or, if unrated,  determined by the Manager or the sub-adviser to be of comparable quality.  The Fund may invest in securities  denominated  in foreign  currencies  and U.S.  dollar-denominated securities of foreign issuers. In keeping with the Fund's investment  objective, the Fund may also invest in futures,  options,  credit default swaps,  and other derivatives.

The Fund may purchase  individual  securities of any maturity but generally will maintain a dollar weighted average  portfolio  maturity of five to 10 years. The
Fund  normally  will have a duration  that is  comparable  to that of the Lehman
Brothers  Aggregate Bond Index.  Duration is a measure of the expected change in value from  changes in  interest  rates.  Typically,  a bond with a low  (short)
duration means that its value is less sensitive to interest rate changes,  while bonds with a high (long) duration are more sensitive.

The Manager has selected TCW Investment  Management  Company ("TCW") to serve as the Fund's  sub-adviser.  The  sub-adviser  is  responsible  for the  day-to-day investment  management  of the  portion of the Fund's  assets  that the  Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment  management of a portion of the Fund's assets. The Manager may change
the  allocation  at  any  time.  The  relative   values  of  the  Manager's  and
sub-adviser's  share of the Fund's assets also may change over time. The Manager and the sub-adviser each select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, the Manager allocates  investments principally  among the  following  four sectors of the fixed  income  securities market:  (1) the U.S.  Investment Grade Sector;  (2) the U.S. High Yield Sector;
(3) the  International  Developed  Markets Sector;  and (4) the Emerging Markets
Sector.  The Manager  determines  how much to allocate to each of these  sectors based on its evaluation of economic and market  conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets, TCW focuses on fully understanding a wide range of mortgage  security  structures  and the variables  affecting the returns of these and other  investments.  Emphasis  is placed on  attempting  to reduce  exposure  to  those  variables  which  can  adversely  impact  portfolio performance.  The effect of varying  interest rates on portfolio yield and total return is quantified using a variety of analytical  tools and computer  systems.
TCW's  investment  process is grounded in long-term  value  considerations.  The process  focuses  on  structuring  investment  portfolios  taking  into  account variables,  such as interest rates,  mortgage  prepayment rates, call protection and security  structure.  TCW's  portion of the Fund's  assets will be primarily invested in mortgage-backed securities under most market conditions but exposure to the  sector  can be  reduced,  however,  when TCW  believes  that  the  yield advantage over Treasury  security  alternatives  shrinks to a level at which the latter offers greater long-term value.

In response to market, economic,  political, or other conditions, the Manager or the  sub-adviser  may  temporarily  use  a  different  investment  strategy  for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund's  performance and the Fund may not achieve its investment objective. The Fund's investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to non-fundamental  investment objectives,  and the Fund will notify shareholders  at  least  60  days  prior  to a  material  change  in the  Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

                                       16

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Fixed Income Risk
Investments in fixed income securities may subject the Fund to the following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Mortgage-Backed and Asset-Backed Securities Risk
This  is  the  risk  that  the  principal  on  mortgage-backed  or  asset-backed securities  may be prepaid at any time,  which will  reduce the yield and market value.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Liquidity Risk
The Fund's  investments in illiquid  securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The Manager's and the sub-adviser's  strategies and their securities  selections might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund  expenses and could reduce  investment  returns.
The Fund's annual portfolio turnover rate may be considerably in excess of 100%.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

                                       17

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       18

--------------------------------------------------------------------------------
How have the Funds performed?
--------------------------------------------------------------------------------

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B,  and C  shares  for the  one-year  and  lifetime  periods.  The  Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
11.80%         5.99%       8.90%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of [x.xx]%.  During the periods  illustrated in this bar chart, Class A's highest  quarterly return was 10.97% for the quarter ended December 31, 2004 and its lowest quarterly return was -4.75% for the quarter ended March 31, 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/07

------------------------------------------------ -------------- --------------
                                                        1 year     Lifetime**
------------------------------------------------ -------------- --------------
Class A return before taxes                              x.xx%          x.xx%
------------------------------------------------ -------------- --------------
Class A return after taxes on distributions              x.xx%          x.xx%
------------------------------------------------ -------------- --------------
Class A return after taxes on distributions
  and sale of Fund shares                                x.xx%          x.xx%
------------------------------------------------ -------------- --------------
Class B return before taxes*                             x.xx%          x.xx%
------------------------------------------------ -------------- --------------
Class C return before taxes*                             x.xx%          x.xx%
------------------------------------------------ -------------- --------------
Russell 1000(R)Growth Index (reflects no
  deduction for fees, expenses, or taxes)                x.xx%          x.xx%
------------------------------------------------ -------------- --------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Growth Index. The Index measures the performance of those Russell 1000 companies
(the 1,000  largest  companies  included in the Russell  3000 Index) with higher price-to-book and  price-to-earnings  ratios,  lower dividend yields, and higher forecasted  growth  values  than the Value  universe.  The  Russell  3000  Index measures the performance of the 3,000 largest U.S.  companies,  as determined by total market  capitalization.  You should  remember  that,  unlike the Fund, the
Russell 1000 Growth Index is unmanaged  and does not reflect the actual costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and individual  retirement  accounts  ("IRAs").  The  after-tax  returns  shown  are calculated  using the highest  individual  federal  marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be x.xx% and xx.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be x.xx% and xx.xx% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the  month.  As a result,  the Index  return for Class A, B, and C's lifetimes reflects the return from August 31, 2003 to December 31, 2007.

                                       19

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B,  and C  shares  for the  one-year  and  lifetime  periods.  The  Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
13.79%         5.46%       18.66%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of [x.xx]%.  During the periods  illustrated in this bar chart, Class A's highest  quarterly  return was 9.81% for the quarter ended December 31, 2004 and its lowest quarterly return was 0.09% for the quarter ended March 31, 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/07

------------------------------------------------ -------------- ----------------
                                                        1 year       Lifetime**
------------------------------------------------ -------------- ----------------
Class A return before taxes                             xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions             xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions
  and sale of Fund shares                               xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class B return before taxes*                            xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class C return before taxes*                            xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Russell 1000(R)Value Index (reflects no
  deduction for fees, expenses, or taxes)               xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  The Index measures the performance of those Russell 1000 companies
(the 1,000  largest  companies  included in the  Russell  3000 Index) with lower price-to-book and  price-to-earnings  ratios,  higher dividend yields, and lower forecasted  growth  values  than the Growth  universe.  The  Russell  3000 Index measures the performance of the 3,000 largest U.S.  companies,  as determined by total market  capitalization.  You should  remember  that,  unlike the Fund, the
Russell 1000 Value Index is  unmanaged  and does not reflect the actual costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns for Class B would be xx.xx% and xx.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be xx.xx% and xx.xx% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Class A, B, and C's lifetimes reflects the return from August 31, 2003 to December 31, 2007.

                                       20

How has the Optimum Small-Mid Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B,  and C  shares  for the  one-year  and  lifetime  periods.  The  Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
16.47%         5.33%       8.17%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of [x.xx]%.  During the periods  illustrated in this bar chart, Class A's highest  quarterly return was 16.01% for the quarter ended December 31, 2004 and its lowest quarterly return was -7.13% for the quarter ended September 30, 2004.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Effective January 1, 2008, the Fund's investment  strategies were changed from a focus on small-capitalization  companies to a focus on small-capitalization  and mid-capitalization  companies.  By adopting this change, the Fund's sub-advisers have a  larger  universe  of  companies  in  which to  invest  pursuant  to each sub-adviser's current investment style and strategy.

Average annual returns for periods ending 12/31/07

------------------------------------------------ ------------- -----------------
                                                       1 year        Lifetime**
------------------------------------------------ ------------- -----------------
Class A return before taxes                             x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Class A return after taxes on distributions             x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Class A return after taxes on distributions
  and sale of Fund shares                               x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Class B return before taxes*                            x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Class C return before taxes*                            x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Russell 2500(R)Growth Index (reflects no
  deduction for fees, expenses, or taxes)***            x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------
Russell 2000(R)Growth Index (reflects no
  deduction for fees, expenses, or taxes)***            x.xx%            xx.xx%
------------------------------------------------ ------------- -----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2500
Growth  Index and the Russell 2000 Growth  Index.  The Russell 2500 Growth Index
measures the  performance  of the small- to mid-cap  growth  segment of the U.S.
equity   universe.   It  includes  those  Russell  2500  companies  with  higher price-to-book and higher forecasted growth values. The Russell 2000 Growth Index measures the  performance  of the small-cap  growth  segment of the U.S.  equity universe.  It includes those Russell 2000  companies  with higher  price-to-book ratios and higher forecasted growth values. You should remember that, unlike the
Fund, the Russell 2000 Growth Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling,  and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be x.xx% and xx.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be x.xx% and xx.xx% for the one-year

                                       21

     and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month.  As a result,  the Index return for the Class A, B, and C lifetimes reflects the return from August 31, 2003 to December 31, 2007.

***  The Russell 2500 Growth Index is replacing the Russell 2000 Growth Index as the Fund's  benchmark.  As a result of the changes in the Fund's investment strategies,  as described above, the Manager believes that the Russell 2500
     Growth Index is a more accurate  benchmark of the Fund's  investments.  The
     Russell  2000 Growth  Index may be  excluded  from this  comparison  in the future.

                                       22

How has the Optimum Small-Mid Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B,  and C  shares  for the  one-year  and  lifetime  periods.  The  Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
26.27%         7.69%       9.61%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of xx.xx%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 13.12% for the quarter ended December 31, 2004 and its lowest quarterly return was -6.69% for the quarter ended June 30, 2006.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Effective January 1, 2008, the Fund's investment  strategies were changed from a focus on small-capitalization  companies to a focus on small-capitalization  and mid-capitalization  companies.  By adopting this change, the Fund's sub-advisers have a  larger  universe  of  companies  in  which to  invest  pursuant  to each sub-adviser's current investment style and strategy.

Average annual returns for periods ending 12/31/07

------------------------------------------------ -------------- ----------------
                                                        1 year       Lifetime**
------------------------------------------------ -------------- ----------------
Class A return before taxes                              x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions              x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions
  and sale of Fund shares                                x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class B return before taxes*                             x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class C return before taxes*                             x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Russell 2500(R)Value Index (reflects no
  deduction for fees, expenses, or taxes)***             x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Russell 2000(R)Value Index (reflects no
  deduction for fees, expenses, or taxes)***             x.xx%           xx.xx%
------------------------------------------------ -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2500
Value  Index and the Russell  2000 Value  Index.  The  Russell  2500 Value Index
measures the  performance  of the small- to mid-cap  growth  segment of the U.S.
equity   universe.   It  includes   those  Russell  2500  companies  with  lower
price-to-book  ratios and lower forecasted growth values. The Russell 2000 Value
Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes  those Russell 2000  companies  with lower  price-to-book ratios and lower forecasted growth values.  You should remember that, unlike the
Fund,  the Russell 2000 Value index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling,  and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

                                       23

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for Class B would be x.xx% and xx.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be x.xx% and xx.xx% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Class A, B, and C's lifetimes reflects the return from August 31, 2003 to December 31, 2007.

***  The Russell 2500 Value Index is  replacing  the Russell 2000 Value Index as the Fund's  benchmark.  As a result of the changes in the Fund's investment strategies,  as described above, the Manager believes that the Russell 2500
     Value Index is a more  accurate  benchmark of the Fund's  investments.  The
     Russell  2000  Value  Index may be  excluded  from this  comparison  in the future.

How has the Optimum International Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four years,  as well as the average annual returns of Class A, B, and C shares for the  one-year  and  lifetime  periods.  The Fund's  past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
17.22%         11.47%      29.02%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of xx.xx%.  During the periods  illustrated in this bar chart,  Class A's highest  quarterly return was 12.94% for the quarter ended December 31, 2004 and its lowest quarterly return was -1.19% for the quarter ended March 31, 2005.

The maximum Class A sales charge of 5.75%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table below do include the sales charge.

Average annual returns for periods ending 12/31/07

------------------------------------------------ -------------- ----------------
                                                        1 year       Lifetime**
------------------------------------------------ -------------- ----------------
Class A return before taxes                             xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions             xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class A return after taxes on distributions
  and sale of Fund shares                               xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class B return before taxes*                            xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
Class C return before taxes*                            xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------
MSCI EAFE Index (reflects no deduction for
  fees, expenses, or taxes)                             xx.xx%           xx.xx%
------------------------------------------------ -------------- ----------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
The Index  measures the  performance of over 1,000 equity  securities  issued by companies  located in 21 countries and listed on the stock  exchanges of Europe,
Australasia,  and the Far East.  Returns are based in U.S.  dollars.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying,  selling, and holding  securities.  Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns for Class B would be xx.xx% and xx.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be xx.xx% and xx.xx% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Class A, B, and C's lifetimes reflects the return from August 31, 2003 to December 31, 2007.

                                       25

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual  returns for the Fund's Class A shares have varied over the past four calendar  years, as well as the average annual returns of Class A,
B,  and C  shares  for the  one-year  and  lifetime  periods.  The  Fund's  past performance  (before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [ ] for additional information about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN]

Year-by-year total return (Class A)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------
5.86%          0.63%       5.45%
-------------- ----------- ----------- -----------

As of June 30,  2008,  the Fund's  Class A shares  had a  calendar  year-to-date return of [x.xx]%.  During the periods  illustrated in this bar chart, Class A's highest  quarterly return was 3.80% for the quarter ended September 30, 2006 and its lowest quarterly return was -2.24% for the quarter ended June 30, 2004.

The maximum Class A sales charge of 4.50%,  which is normally  deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart.
If this fee were  included,  the  returns  would be less than those  shown.  The average annual returns in the table shown below do include the sales charge.

Average annual returns for periods ending 12/31/07

------------------------------------------------ ------------ --------------
                                                      1 year     Lifetime**
------------------------------------------------ ------------ --------------
Class A return before taxes                            x.xx%          x.xx%
------------------------------------------------ ------------ --------------
Class A return after taxes on distributions            x.xx%          x.xx%
------------------------------------------------ ------------ --------------
Class A return after taxes on distributions
  and sale of Fund shares                              x.xx%          x.xx%
------------------------------------------------ ------------ --------------
Class B return before taxes*                           x.xx%          x.xx%
------------------------------------------------ ------------ --------------
Class C return before taxes*                           x.xx%          x.xx%
------------------------------------------------ ------------ --------------
Lehman Brothers Aggregate Bond Index
  (reflects no deduction for fees,
  expenses, or taxes)                                  x.xx%          x.xx%
------------------------------------------------ ------------ --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate Bond Index. The Index covers investment-grade  fixed-rate debt issues, including government,  corporate,  asset-backed, and mortgage-backed securities, with maturities of one year or more. You should remember that,  unlike the Fund, the Index is  unmanaged  and does not  reflect the actual  costs of  operating a mutual  fund,  such as the costs of buying,  selling,  and  holding  securities.
Maximum sales charges are included in the Fund returns shown above.

After-tax  performance  is  presented  only for Class A shares of the Fund.  The after-tax  returns for other Fund  classes may vary.  Actual  after-tax  returns depend on the  investor's  individual  tax  situation  and may  differ  from the
returns  shown.   After-tax   returns  are  not  relevant  for  shares  held  in
tax-deferred  investment vehicles,  such as employer-sponsored  401(k) plans and
IRAs. The after-tax  returns shown are calculated  using the highest  individual federal marginal income tax rates in effect during the periods  presented and do not  reflect the impact of state and local  taxes.  The  after-tax  rate used is based on the current tax  characterization of the elements of the Fund's returns
(e.g.,  qualified vs.  non-qualified  dividends)  and may be different  than the final tax characterization of such elements.  Past performance,  both before and after taxes, is not a guarantee of future results.

*    Total returns assume  redemption of shares at end of period. If shares were not  redeemed,  the  returns  for  Class B would be x.xx% and x.xx% for the one-year and lifetime periods,  respectively; and returns for Class C would be x.xx% and x.xx% for the one-year and lifetime periods, respectively.

**   Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The  inception  date for the  Fund's  Class A, B, and C shares  was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Class A, B, and C's lifetimes reflects the return from August 31, 2003 to December 31, 2007.

                                       26

--------------------------------------------------------------------------------
What are the Funds' fees and expenses?
--------------------------------------------------------------------------------

The  following  tables  describe the fees and expenses that you may pay when you buy, hold, or sell shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Large Cap Growth Fund, Large
Cap Value Fund, Small-Mid Cap
Growth Fund, Small-Mid Cap
Value Fund, and International
Fund
                                     Class A          Class B           Class C
-------------------------------------------------------------------------------
Maximum sales charge (load)(2)         5.75%            4.00%             1.00%
Maximum sales charge (load)         5.75%(3)             None              None
 imposed on purchases (as a
 percentage of offering price)
Maximum contingent deferred             None         4.00%(4)          1.00%(5)
 sales charge (load) (as  a
 percentage of original
 purchase price or redemption
 proceeds, whichever is lower)
Sales charge (load) imposed on          None             None              None
 reinvested dividends andother
 distributions
Redemption fee                          None             None              None

Fixed Income Fund                    Class A          Class B           Class C
Maximum sales charge (load)(2)         4.50%            4.00%             1.00%
Maximum sales charge (load)         4.50%(3)             None              None
 imposed on purchases (as
 a percentage of offering
  price)
Maximum contingent deferred             None         4.00%(4)          1.00%(5)
 sales charge (load) (as  a
 percentage of original
 purchase price or
 redemption proceeds,
 whichever is lower)
Sales charge (load) imposed on          None             None              None
 reinvested dividends  and
 other distributions
Redemption fee                          None             None              None

(1)  You may pay fees  charged  in  connection  with  certain  activity  in your brokerage  account  directly  from your Fund  investment.  Please  see your brokerage account materials for additional information.

(2)  This sales charge  includes  both the maximum  sales charge  imposed at the time of  purchase  and the maximum  applicable  contingent  deferred  sales charge ("CDSC") imposed at the time of redemption.

(3)  Purchases  of Class A shares of  $75,000 or more  (Large  Cap Growth  Fund,
     Large Cap Value Fund,  Small-Mid Cap Growth Fund, Small-Mid Cap Value Fund,
     and International Fund) or $100,000 or more (Fixed Income Fund) may qualify for reduced front-end sales charges. For more information,  see "Choosing a share class-- Class A sales charge."

(4)  For Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund,
     Small-Mid Cap Value Fund, and  International  Fund, Class B shares redeemed during the first year after purchase are subject to a CDSC of 4.00%,  which declines  to 3.25%  during the second  year,  2.75%  during the third year,
     2.25% during the fourth and fifth years,  1.50% during the sixth year,  and
     0% thereafter.  For Fixed Income Fund,  Class B shares  redeemed during the first year after purchase are subject to a CDSC of 4.00%, which declines to
     3.00% during the second year, 2.25% during the third year, 1.50% during the fourth and fifth years, 1.00% during the sixth year, and 0% thereafter.

(5)  Class C shares  redeemed less than one year after purchase are subject to a
     1.00% CDSC.

                                       27

--------------------------------------------------------------------------------
What are the Funds' fees and expenses? (continued)
--------------------------------------------------------------------------------

Annual Operating Expenses (expenses that are deducted from Fund assets)

Large Cap Growth Fund                       Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             0.77%         0.77%        0.77%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses         x.xx%         x.xx%        x.xx%
Fee waivers and payments                    (x.xx%)       (x.xx%)      (x.xx%)
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

Large Cap Value Fund                        Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             0.73%         0.73%        0.73%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses       (x.xx%)       (x.xx%)      (x.xx%)
Fee waivers and payments                      x.xx%         x.xx%        x.xx%
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

Small-Mid Cap Growth Fund                   Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             1.10%         1.10%        1.10%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses       (x.xx%)       (x.xx%)      (x.xx%)
Fee waivers and payments                      x.xx%         x.xx%        x.xx%
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

Small-Mid Cap Value Fund                    Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             1.04%         1.04%        1.04%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses       (x.xx%)       (x.xx%)      (x.xx%)
Fee waivers and payments                      x.xx%         x.xx%        x.xx%
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

International Fund                          Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             0.80%         0.80%        0.80%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses       (x.xx%)       (x.xx%)      (x.xx%)
Fee waivers and payments                      x.xx%         x.xx%        x.xx%
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

Fixed Income Fund                           Class A       Class B      Class C
------------------------------------------------------------------------------
Management fee(1)                             0.61%         0.61%        0.61%
Distribution and/or service (12b-1) fees      0.35%         1.00%        1.00%
Other expenses                                x.xx%         x.xx%        x.xx%
Total annual class operating expenses       (x.xx%)       (x.xx%)      (x.xx%)
Fee waivers and payments                      x.xx%         x.xx%        x.xx%
Net annual class operating expenses           x.xx%         x.xx%        x.xx%

This  example is intended to help you  compare the cost of  investing  in a Fund with the cost of investing in other mutual funds. We show the cumulative  amount of Fund  expenses  on a  hypothetical  investment  of $10,000  with an annual 5%
return over the time periods shown. A Fund's actual rate of return may be higher or lower than the  hypothetical 5% return we use here. This example reflects the net operating  expenses with expense  reimbursements  and/or fee waivers for the one-year  contractual  period and the total operating  expenses  without expense reimbursements  and/or fee  waivers for years two through 10. This is an example only and does not represent future  expenses,  which may be greater or less

                                       28

than those shown here. Also, as the example illustrates,  your expenses may vary depending  on whether you sell all of your shares at the end of the time periods indicated, or hold your shares.

                        Class A                       Class B(2)              Class C
                       Sell        Hold       Sell        Hold        Sell      Hold
Large Cap Growth     Shares      Shares     Shares      Shares      Shares     Shares
Fund
1  Year                $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3  Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5  Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

Large Cap Value
Fund
1 Year                 $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

Small-Mid Cap
Growth Fund
1 Year                 $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

Small-Mid Cap
Value Fund
1 Year                 $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

International
Fund
1 Year                 $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

Fixed Income Fund
1 Year                 $xxx        $xxx       $xxx        $xxx        $xxx       $xxx
3 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
5 Years              $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx
10 Years             $x,xxx      $x,xxx     $x,xxx      $x,xxx      $x,xxx     $x,xxx

(1)  [confirm:]  The  Manager  has  contracted  to waive all or a portion of its investment  advisory fees and/or reimburse  expenses July 31 through August
     1,  2009  in  order  to  prevent  total  annual  class  operating  expenses
     (excluding  any 12b-1  plan  expenses,  taxes,  interest,  inverse  floater program expenses,  brokerage fees, certain insurance costs, and non-routine expenses  or costs,  including,  but not  limited  to,  those  relating  to reorganizations,  litigation,  certain  Trustee  retirement  plan expenses,
     conducting   shareholder   meetings,   and   liquidations    (collectively,
     "non-routine  expenses")) from exceeding,  in an aggregate  amount,  1.29%;
     1.19%;  1.55%; 1.40%; 1.44%; and 0.89% of average daily net assets of Large
     Cap Growth Fund; Large Cap Value Fund; Small-Mid Cap Growth Fund; Small-Mid
     Cap Value Fund;  International  Fund; and Fixed Income Fund,  respectively.
     For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Funds'  Board of Trustees  ("Board")  and the  Manager.
     These  expense  waivers  and  reimbursements  apply only to  expenses  paid directly by a Fund.

(2)  The Class B example  reflects the  conversion  of Class B shares to Class A shares after eight years. Information for the ninth and 10th years reflects expenses of the Class A shares.

                                       29

--------------------------------------------------------------------------------
More information about the Funds' risks
--------------------------------------------------------------------------------

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully evaluate the risks associated with that Fund.

The Funds have main investment  strategies  that come with inherent risks.  Each
Fund's main risks are identified in its Fund profile under the heading "What are the main  risks of  investing  in the Fund?" and are  described  in more  detail below.  Also  described  below are  additional  risks to which  each Fund may be subject by  investing  in various  types of  securities  or  engaging in various practices.  Unless otherwise  indicated,  each risk applies to all of the Funds.
Please  see the  Statement  of  Additional  Information  ("SAI")  for a  further discussion of these risks and other risks not discussed here.

Convertible Securities Risk
The value of  convertible  securities  fluctuates  in  relation  to  changes  in interest rates and the value of the underlying common stock.

Counterparty Risk
This is the risk that a Fund may lose  money  because a party  that the  Manager contracts  with to buy or sell  securities  fails  to  fulfill  its  side of the agreement.  In  addition,  a Fund may lend up to 25% of its assets to  qualified broker/dealers or institutional  investors for their use relating to short sales or  other  security  transactions,  and  such  transactions  expose  the Fund to counterparty risk as further described in the Funds' SAI.

Derivatives Risk
A derivative  instrument is an investment contract whose value depends on (or is derived  from)  the  value of an  underlying  asset,  interest  rate,  or index.
Options,  futures  contracts,  credit default swaps,  and forward  contracts are examples of  derivatives.  A Fund's  investments in derivatives may rise or fall more rapidly than other  investments.  These transactions are subject to changes in the underlying  security on which such  transactions are based.  Even a small investment in derivative  securities  can have a significant  impact on a Fund's total  return,  and it is possible for a Fund's losses on a derivative to exceed its  investment.  Derivatives are subject to a number of risks such as liquidity risk,  interest rate risk,  market risk,  credit risk, and portfolio  management risk.  They also involve the risk of  mispricing  or improper  valuation and the risk that changes in the value of a derivative  may not correlate  well with the underlying asset,  interest rate, or index.  These types of transactions will be used for a number of reasons,  including: to manage a Fund's exposure to changes in securities  prices and foreign  currencies;  to  efficiently  adjust a Fund's overall exposure to certain markets;  in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and to serve as a cash management tool.  When a  derivative  security  is used as a hedge  against  an  offsetting position that a Fund also holds,  any loss generated by the derivative  security should be  substantially  offset  by gains on the  hedged  instrument,  and vice versa.  However, a lack of correlation between the value of a derivative and the assets  being hedged could render a Fund's  hedging  strategy  unsuccessful  and could result in losses. To the extent that a Fund uses a derivative security for purposes  other than as a hedge,  the Fund is  directly  exposed to the risks of that derivative  security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk
Stocks and other equity securities  generally fluctuate in value more than bonds and may decline in value over short or over extended periods,  regardless of the success or failure of a company's operations.

Fixed Income Risk
To the extent that a Fund  invests a  substantial  amount of its assets in fixed income securities, the Fund may be subject to the following risks:

     Credit Risk
     It is  possible  that the  issuer  of a  security  will not be able to make interest and principal payments when due.

     Interest Rate Risk
     This  is  the  risk  that  securities,   particularly   bonds  with  longer
     maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated  securities.  These  securities  are subject to greater  price volatility and risk of loss of income

                                       30

     and principal than are  higher-rated  securities.  Lower-rated  and unrated fixed income  securities  tend to reflect  short-term  corporate and market developments to a greater extent than higher-rated fixed income securities, which react  primarily  to  fluctuations  in the general  level of interest rates.  Fixed income  securities of this type are  considered to be of poor standing  and  primarily  speculative.  Such  securities  are  subject to a substantial degree of credit risk.

     Mortgage-Backed and Asset-Backed Securities Risk
     This is the risk that the  principal  on mortgage-  backed or  asset-backed securities  may be  prepaid at any time,  which  will  reduce the yield and market value.  If interest  rates fall,  the rate of  prepayments  tends to increase as borrowers  are  motivated to pay off debt and  refinance at new lower  rates.  Rising  interest  rates  tend  to  extend  the  duration  of mortgage-related  securities,  making  them more  sensitive  to  changes in interest rates.  As a result,  in a period of rising interest rates, a Fund that holds  mortgage-related  securities may exhibit additional volatility.
     This is known as extension risk.

Foreign Risk
A  Fund's  investments  in  foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic conditions,  or inadequate  regulatory  and accounting  standards.  In addition, there is the  possibility of  expropriation,  nationalization,  or  confiscatory taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and  default in foreign  government  securities.  As a result of these  factors, foreign  securities  markets  may be less  liquid  and more  volatile  than U.S.
markets and a Fund may experience  difficulties and delays in converting foreign currencies  back into U.S.  dollars.  Such events may cause the value of certain foreign  securities to fluctuate  widely and may make it difficult to accurately value foreign securities.  In addition, the cost of buying, selling, and holding foreign securities,  including brokerage,  tax, and custody costs, may be higher than those involved in domestic transactions.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies  may  negatively  affect  the  value of an  investment.  Adverse changes in exchange  rates may reduce or  eliminate  any gains  produced by investments  that are  denominated  in foreign  currencies and may increase losses.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.
     In addition, in many emerging markets, there is substantially less publicly available  information  about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the  securities  markets,  which are subject to less  government  regulation  or  supervision,  may also be  smaller,  less liquid, and subject to greater price volatility.

Industry-Specific Risk
This is the risk that the value of  securities  in a particular  industry or the value  of  an  individual  stock  or  bond  will  decline  because  of  changing expectations for the performance of that industry or for the individual  company issuing  the  stock or bond.  A fund  that  concentrates  its  investments  in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk
This is the risk that the  return  from your  investments  will be less than the increase  in the cost of  living  due to  inflation,  thus  preventing  you from reaching your financial goals.

Information Risk
This is the  risk  that  key  information  about a  security  is  inaccurate  or unavailable.

Initial Public Offering Risk
The  volume of initial  public  offerings  ("IPOs")  and the levels at which the newly  issued  stocks  trade  in  the  secondary  market  are  affected  by  the performance  of the stock  market  overall.  If IPOs are  brought to the market, availability  may be limited and a Fund may not be able to buy any shares at the offering  price,  or if it is able to buy  shares,  it may not be able to buy as many shares at the offering  price as it would like. In addition,  the prices of securities  involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment Style Risk

                                       31

A sub-adviser  may primarily  use a particular  style or set of styles--  either
"growth" or "value" styles-- to select  investments for a Fund. Those styles may be out of favor or may not  produce the best  results  over short or longer time periods. They may also increase the volatility of a Fund's share price.

     Growth Investing Risk
     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets compared to other types of stocks.  These companies tend to invest a high portion of earnings in their  businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result,
     "growth"  stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

     Value Investing Risk
     "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large-Capitalization Companies Risk
Large-capitalization  companies  tend to go in and out of favor  based on market and economic conditions. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means  that a Fund's  share  price may not rise as much as the  share  prices of funds that focus on smaller capitalization companies.

Leverage Risk
This  is  the  risk  associated  with  securities  or  practices  (for  example, borrowing) that multiply small price movements into large changes in value.

Liquidity Risk
A Fund's  investment  in illiquid  securities  may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as
adverse  political  or  economic  conditions,   future  expectations,   investor
confidence, or heavy institutional selling.

Multiple Adviser Risk
Each Fund employs  multiple  investment  advisers,  each of which  independently chooses and maintains a portfolio of securities  for the Fund and is responsible for  investing  a specific  allocated  portion of the  Fund's  assets.  The same security may be held in different  portions of a Fund or may be acquired for one portion of a Fund at a time when an investment  adviser to another portion deems it appropriate to dispose of the securities from that other portion.  Similarly, under some market conditions, one investment adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment  adviser believes  continued  exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment adviser directs the trading for its own portion of a Fund,  and does not  aggregate  its transactions with those of the other investment adviser, a Fund may incur higher brokerage  costs  than  would be the case if a single  investment  adviser  were managing the entire Fund.

Opportunity Risk
This is the risk of missing out on an investment  opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk
This is the risk of losses  directly  attributable  to  government  or political actions.

Portfolio Management Risk
The sub-advisers'  (and, where applicable,  the Manager's)  strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk

                                       32

The Funds do not  restrict  the  frequency  of trading to limit  expenses  or to minimize the tax effect that a Fund's distributions may have on shareholders.  A
Fund may  engage in active  and  frequent  trading of  portfolio  securities  to achieve its principal  investment  strategies.  Frequent trading can result in a portfolio turnover in excess of 100% ("high portfolio turnover"). High portfolio turnover may increase  brokerage  commissions  paid and could generate taxes for shareholders on realized investment gains.

Small-  and  Mid-Market  Capitalization  Companies  Risk - Risk is  greater  for investments  in small- and  mid-market  capitalization  companies  because  they generally  are more  vulnerable  than larger  companies  to adverse  business or
economic   developments  and  they  may  have  more  limited  resources.   Their
managements  may lack  depth and  experience.  Smaller  companies  also may have narrower  product  lines and more limited  trading  markets for their stock,  as compared  with larger  companies.  Their  securities  may be less well known and trade less  frequently and in more limited volume than the securities of larger, more established companies.  In addition,  small- and mid-market  capitalization companies  are  typically  subject to greater  changes in earnings  and business prospects than larger  companies.  Consequently,  the prices of smaller  company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.  Investments in small- and mid-market capitalization companies, which often borrow  money to finance  operations,  may also be  adversely  affected by rising interest rates. Additionally, many small-capitalization stocks trade less
frequently   and  in  smaller   volume   than   exchange-listed   stocks.   Some
small-capitalization  companies  may be unseasoned  companies  that have been in operation less than three years, including operation of any predecessors.  Their securities may have limited liquidity and their prices may be very volatile.

Valuation Risk
This is the risk that a Fund has  valued  securities  at a price  that is higher than the price the Fund could obtain if it sold the securities.

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

--------------------------------------------------------------------------------
Who manages the Funds?
--------------------------------------------------------------------------------

Investment manager
Each Fund is managed by Delaware Management Company ("Manager"), located at 2005
Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. The Manager,  together with its predecessors,  has been managing mutual funds since 1938.  As of March 31, 2008,  the Manager and its  affiliates had more than $xxx.x billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general  management  of the Trust and the Funds,  which  includes  selecting the
Funds'  sub-advisers  and  monitoring  each Fund and  sub-adviser to ensure that investment  activities remain consistent with a Fund's investment  objective.  A team  is  responsible  for  conducting  ongoing  investment  reviews  with  each sub-adviser  and for  developing  the  criteria  by which  Fund  performance  is measured.  The Manager has hired LPL Financial Corporation ("LPL"), a registered broker/dealer  and  investment  adviser,  as a  consultant  to assist  with this process.

For the last fiscal  year,  each Fund paid the Manager the  following  aggregate fee, net of waivers, based on such Fund's average daily net assets:

         Fund                                               Management Fee
         Large Cap Growth Fund                                       x.xx%
         Large Cap Value Fund                                        x.xx%
         Small-Mid Cap Growth Fund                                   x.xx%
         Small-Mid Cap Value Fund                                    x.xx%
         International Fund                                          x.xx%
         Fixed Income Fund                                           x.xx%

Each Fund's  (except  the  Small-Mid  Cap Growth  Fund's)  management  fee, as a percentage  of average  daily net  assets,  declines  as assets  increase  above designated  levels.  The Manager pays the  consulting  fees out of its assets as described in the Funds' SAI.

                                       33

A discussion  regarding  the basis for the Board's  approvals of the  investment advisory and  sub-advisory  agreements  is  available  in the Funds'  semiannual report to shareholders for the period ended September 30, 2007

Sub-advisers and portfolio managers
Each Fund's investments are selected by one or more sub-advisers.  The following identifies  and  describes  each  Fund's  sub-advisers,  identifies  each Fund's portfolio managers,  and describes each portfolio manager's business experience.
Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico  Capital  Management,  LLC  ("Marsico  Capital") is located at 1200 17th
Street, Suite 1600, Denver, CO 80202. Marsico Capital was organized in September
1997 as a registered  investment  adviser.  Marsico Capital provides  investment services to other  mutual funds and private  accounts  and, as of March 31, 2008 had approximately $xx billion under management. Thomas F. Marsico is the founder and Chief  Executive  Officer of Marsico  Capital  and  manages  the  investment program for Marsico  Capital's portion of the Large Cap Growth Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.
He has held his Fund responsibilities since the inception of the Fund.

T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East Pratt
Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment  portfolios  and  mutual  funds.  T.  Rowe  Price  is a  wholly-owned subsidiary of T. Rowe Price Group,  Inc., which is a  publicly-traded  financial services holding company.  As of March 31, 2008, T. Rowe Price had approximately
$xxx.x  billion  in assets  under  management.  T. Rowe  Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price,  is primarily  responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr.
Smith is  Chairman  of T.  Rowe  Price's  Investment  Advisory  Committee  which develops and executes the Fund's  investment  program.  Mr. Smith joined T. Rowe
Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities  since the Fund's  inception.  Effective  October  1, 2007,  P.
Robert Bartolo will be primarily  responsible  for the day-to-day  management of
T.Rowe  Price's  share of the Fund's  assets  and will  become  Chairman  of the
Investment Advisory Committee.  Mr. Bartolo joined T. Rowe Price in 2002 and has been managing investments since that time.

Large Cap Value Fund

TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street,
Los Angeles,  CA 90017,  was founded in 1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies, foreign investors, wrap programs, and high net worth individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March 31,
2008 TCW had approximately $xxx billion in assets under management. TCW has held its Fund responsibilities since July 2005.

Diane  E.  Jaffee,  Group  Managing  Director,   U.S.  Equities,   is  primarily
responsible  for the day-to-day  management of TCW's share of the Fund's assets.
Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset  Management where she had been a Senior Portfolio Manager since 1995. Ms. Jaffee has over 20 years of  investment  company  experience  and she has held her Fund  responsibilities since July 2005.

Massachusetts  Financial  Services  Company  ("MFS"),  located  at 500  Boylston
Street,   Boston,   Massachusetts   02116,  is  America's   oldest  mutual  fund
organization.  MFS and its  predecessor  organizations  have a history  of money management  dating from 1924 and the founding of the first  mutual  fund.  As of
March 31, 2007, MFS had  approximately  $192 billion in assets under management.
MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Investment Officer, and Nevin P. Chitkara, Investment Officer,
have primary  responsibility  for the  day-to-day  portfolio  management of MFS'
share of the Fund's  assets.  Messrs.  Gorham and Chitkara have been employed in the MFS investment  management area since 1992 and 1997,  respectively.  Messrs.
Gorham and Chitkara have held their Fund responsibilities since the inception of the Fund and May 2006, respectively.

Small-Mid Cap Growth Fund

Columbia Wanger Asset Management,  L.P.  ("Columbia  WAM"),  located at 227 West
Monroe Street,  Suite 3000,  Chicago,  Illinois 60606,  and its predecessor have managed  mutual funds since 1992.  As of March 31,  2008,  Columbia WAM had

                                       34

over $xx.x  billion in assets under  management.  Columbia WAM has held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily  responsible for the day-to-day  management of Columbia WAM's share of the Fund's assets. Mr.
Mohn has been a member of the domestic  analytical  team at Columbia WAM and its predecessor  since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 3333 Warrenville Road, Suite
500,  Lisle,  Illinois  60532,  was founded in 1989 and manages  mutual fund and private accounts. As of March 31, 2008, OAM and its affiliates had approximately
$x.x billion in assets under management.  OAM has held its Fund responsibilities since April 1, 2004.

James W.  Oberweis,  CFA,  is  President  and a Portfolio  Manager  with OAM, is primarily responsible for the day-to-day management of OAM's share of the Fund's assets.  Mr. Oberweis has been a member of the portfolio  management team at OAM since 1996. He has held his Fund responsibilities since April 1, 2004.

Small-Mid Cap Value Fund

Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  located  at 725 South
Figueroa Street, 39th Floor, Los Angeles,  California 90017-5439, was founded in
1980 and manages  institutional  and private  accounts and mutual  funds.  As of
March 31,  2008,  H&W had over $xx billion in assets under  management.  H&W has held its Fund responsibilities since the Fund's inception.

Although the Fund is managed by the H&W's  investment  team,  H&W has identified the five portfolio  managers with the most significant  responsibility for H&W's portion of the Fund's assets. The following list does not include all members of the investment  team. David Green,  Jim Miles,  Stan Majcher,  George Davis, and
Judd Peters are primarily  responsible  for the  day-to-day  management of H&W's share of the Fund's assets. Messrs. Green, Majcher, and Miles are each currently a Principal  and Portfolio  Manager of H&W. Mr. Davis is a Principal,  Portfolio
Manager,  and Chief  Executive  Officer of H&W,  and Mr.  Peters is a  Portfolio
Manager of H&W. Messrs. Green, Miles,  Majcher,  Davis, and Peters joined H&W in
1997,  1995, 1996,  1988, and 1999,  respectively.  The team has held their Fund responsibilities since the Fund's inception.

The Delafield Asset Management  Division of Reich & Tang Asset  Management,  LLC
("Delafield"),  located at 600 Fifth Avenue,  New York, New York 10020, has been in the asset management business since 1980. As of March 31, 2008, Delafield had over  $xxx  million  in assets  under  management.  Delafield  has held its Fund responsibilities since the Fund's inception.

J. Dennis  Delafield and Vincent  Sellecchia are primarily  responsible  for the day-to-day  management  of  Delafield's  share  of the  Fund's  assets.  Messrs.
Delafield  and  Sellecchia  are  Managing   Directors  of  Reich  &  Tang  Asset
Management,  LLC. They have been associated with Reich & Tang Asset  Management,
LLC since  1991 and have  held  their  Fund  responsibilities  since the  Fund's inception.

The Killen  Group,  Inc.  ("Killen")  is an  independently  owned value  manager located at 1189 Lancaster  Avenue,  Berwyn,  PA 19312 in suburban  Philadelphia.
Killen was founded in 1982 and manages private  accounts and mutual funds. As of
March  31,  2008,  The  Killen  Group  had over $xxx  million  in  assets  under management. Killen has held its Fund responsibilities since January 2006.

Lee S.  Grout,  CFA,  and Robert E.  Killen are  primarily  responsible  for the day-to-day  management of Killen's share of the Fund's assets. Mr. Grout is Vice
President  and Head of Investment  Research at Killen,  which he joined in 1997.
Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

International Fund

Mondrian  Investment Partners Limited  ("Mondrian"),  located at Fifth Floor, 10
Gresham  Street,  London,  England  EC2V  7JD,  has  been  in the  global  asset management  business  since 1990. As of March 31, 2008,  Mondrian had over $xx.x billion in assets under management.  Mondrian has held its Fund responsibilities since the Fund's inception.

Fiona A. Barwick,  Emma Lewis,  and Hugh Serjeant are primarily  responsible for the day-to-day  management of Mondrian's share of the Fund's assets. Ms. Barwick is a Director of Regional  Research and has been with Mondrian  since 1993.  Ms.
Lewis is a Senior  Portfolio  Manager and has been with Mondrian since 1995. Mr.
Serjeant is a Director of

                                       35

Regional  Research and has been with Mondrian  since 1995.  They have held their
Fund responsibilities since the Fund's inception.

AllianceBernstein  LP  ("AllianceBernstein"),  located  at  1345  Avenue  of the
Americas,  New York, New York 10105, has been in the asset  management  business since 1962.  AllianceBernstein  is a leading  global  investment  management and research  firm  that  provides  investment  management  services  to many of the largest U.S.  public and private  employee  benefit plans,  foundations,  public
employee  retirement  funds,  pension  funds,   endowments,   banks,   insurance
companies,  and high net worth individuals  worldwide and, as of March 31, 2008, had approximately $xxx billion in assets under management. AllianceBernstein has held its Fund responsibilities since September 2005.

The management of and investment decisions for AllianceBernstein's  share of the
Fund's assets are made by the Global Value Investment Policy Group, comprised of senior Global Value Investment Team members.  The Global Value Investment Policy
Group   relies   heavily  on  the   fundamental   analysis   and   research   of
AllianceBernstein's  large internal research staff. No one person is principally responsible for making  recommendations for  AllianceBernstein's  portion of the
Fund.  The three  members of the Global Value  Investment  Policy Group with the
most   significant    responsibility   for   the   day-to-day    management   of
AllianceBernstein's share of the Fund's assets are: Sharon Fay, Kevin Simms, and
Henry D. Auria.  Ms. Fay is CIO-Global Value Equities and Chairman of the Global
Value Investment Policy Group, and has been with  AllianceBernstein  since 1990.
Mr. Simms is Co-CIO-International Value Equities and Director of Research-Global
and  International  Value  Equities,  and has been with the firm since 1992. Mr.
D'Auria is Co-CIO  International  Value Equities,  Co-CIO Emerging Markets Value
Equities and has been with AllianceBernstein  since 1991. This team has held its
Fund responsibilities since September 2005.

Fixed Income Fund

Paul Grillo,  Philip R. Perkins,  Thomas H. Chow, Roger A. Early,  Wen-Dar Chen,
and Victor Mostrowski are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets.

Mr. Grillo is a Senior Vice President and Senior Portfolio  Manager and has been with Delaware Investments since 1993. Mr. Perkins is a Senior Vice President and
Senior  Portfolio  Manager and has been with  Delaware  Investments  since 2003.
Prior to joining Delaware Investments,  Mr. Perkins was Managing Director of the
Emerging  Markets  Division of Global  Markets for Deutsche Bank for five years.
Mr. Chow is a Senior Vice  President and Senior  Portfolio  Manager and has been with Delaware  Investments  since 2001. Mr. Early is a Senior Vice President and
Senior Portfolio Manager and re-joined  Delaware  Investments in March 2007. Mr.
Early  most  recently  worked  at  Chartwell  Investment  Partners  as a  Senior
Portfolio  Manager in fixed income from 2003-2007.  From 2002 to 2003, Mr. Early was Chief Investment Officer for Fixed Income at Turner Investments. Dr. Chen is
a Vice President and Portfolio  Manager -  International  Debt and has been with
Delaware Investments since mid-2004. Prior to joining Delaware Investments,  Dr.
Chen was a  quantitative  analyst  in  global  asset-backed  securities,  credit
strategies,   and  quantitative  strategies  at  J.P.  Morgan  Securities.   Mr.
Mostrowski is a Vice President and Portfolio  Manager -  International  Debt and
has been with Delaware  Investments  since May 2007.  Prior to joining  Delaware
Investments, Mr. Mostrowski was a Senior Portfolio Manager - Global Fixed Income
for HSBC Halbis  Partners  (USA).  Before joining HSBC in 2006,  Mr.  Mostrowski worked seven years for the State of New Jersey, Department of Treasury, Division
of  Investment,  most  recently as the Global Fixed Income  Portfolio  Manager -
Emerging Markets Equity. Mr. Grillo has held his Fund responsibilities since the
Fund's  inception,  Mr. Perkins  assumed Fund  responsibilities  on September 1,
2004,   and  Messrs.   Chow,   Early,   Chen,   and   Mostrowski   assumed  Fund
responsibilities on May 24, 2007.

TCW, located at 865 South Figueroa Street, Los Angeles, CA 90017, was founded in
1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies,  foreign investors,  wrap programs, and high net worth individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March  31,  2008,  TCW had  approximately  $130 billion in assets under management.

Jeffrey  Gundlach and Philip Barach are primarily  responsible for the day-today management of TCW's share of the Fund's assets. Mr. Gundlach is Chief Investment
Officer and a Group Managing  Director of TCW, Trust Company of the West and The
TCW Group, Inc. and has been with TCW since 1985. He is also President and Chief
Investment  Officer of TCW Asset  Management  Company  and  Chairman  of the TCW
Multi-Strategy  Fixed Income Committee.  Mr. Gundlach is a graduate of Dartmouth
College  summa cum laude  holding  a B.A.  in  Mathematics  and  Philosophy.  He attended  Yale  University as a PhD  candidate in  Mathematics.  Mr. Barach is a
Group Managing  Director of TCW, Trust Company of the West, The TCW Group,  Inc.
and TCW Asset Management Company and has been with TCW since 1987. Mr. Barach is also on the oversight board of the Israeli  Securities and Exchange  Commission.
Mr.  Barach is a  graduate  of the  Hebrew  University  of  Jerusalem,  where he received a B.A. in International  Relations and an M.B.A. in Finance.  This team assumed Fund responsibilities on May 27, 2008.

                                       36

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

--------------------------------------------------------------------------------
Who's who?
--------------------------------------------------------------------------------

The  following  describes  the  various  organizations   involved  in  managing,
administering and servicing the Funds.

Board of trustees.  A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  the Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment  manager and  Sub-advisers.  An investment  manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion  thereof.  The  sub-adviser  is selected and  supervised  by the investment manager.  The investment manager or the sub-adviser,  as the case may be, is  responsible  for selecting  portfolio  investments  consistent  with the objective and policies  stated in the mutual fund's  prospectus.  The investment manager or the  sub-adviser,  as the case may be, places  portfolio  orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets.  A written  contract  between
the  investment   manager  and  the  sub-adviser   specifies  the  services  the
sub-adviser performs.  The investment manager and the sub-adviser are subject to
numerous  legal  restrictions,   especially   regarding   transactions   between
themselves and the funds they advise.  Delaware Management Company serves as the
Funds'  investment  manager.  The Funds'  sub-advisers  are identified under the heading "Who manages the Funds?".

The  Manager  and  the  Funds   received  an   exemptive   order  from  the  SEC
("Multi-Manager Order") that enables the Manager, subject to the approval of the
Board, but without shareholder approval, to appoint and replace sub-advisers for new or existing  Funds,  enter into and terminate  sub-advisory  agreements with respect to the Funds, or materially amend the terms of sub-advisory  agreements.
However,  the Manager  will not be able to enter into a  sub-advisory  agreement with an  "affiliated  person" of the Manager (as that term is defined in Section
2(a)(3)  of  the  1940  Act)  ("Affiliated  Adviser")  unless  the  sub-advisory agreement with the Affiliated Adviser,  including  compensation  thereunder,  is approved by the affected Fund's shareholders,  including,  in instances in which the sub-advisory  agreement  pertains to a newly formed fund, the fund's initial shareholder.

The  Multi-Manager  Order will likely  enable the Funds to operate  with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder   approval  for  matters  relating  to  sub-advisers  or
sub-advisory  agreements.  The  Multi-Manager  Order  does  not  permit  overall investment  management fees paid by a Fund to be increased  without  shareholder approval or change Manager's  responsibilities  to a Fund.  Shareholders will be notified of any changes made to sub-advisers or sub-advisory  agreements  within
90 days of the change.

Although   shareholder   approval  is  not  required  for  the   termination  of
sub-advisory  agreements,  shareholders  of a Fund continue to have the right to terminate  such  agreements  for the Fund at any time by a vote of a majority of outstanding  voting  securities  of the Fund. In employing a manager of managers approach,  an investment manager may hire consultants to assist with its duties.
The Manager has hired LPL, a registered broker/dealer and investment adviser, as a consultant to assist with this process.

Portfolio  managers.  Portfolio  managers are employed by the investment manager and/or sub-adviser to make investment  decisions for individual  portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading
"Who manages the Funds?".

Custodian.  Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund  securities from other bank assets.  Mellon Bank, N.A. serves as the Funds' custodian.

                                       37

Distributor.  Most  mutual  funds  continuously  offer new  shares to the public through  distributors  that are regulated as  broker/dealers  and are subject to
Financial Industry  Regulatory  Authority  ("FINRA") rules governing mutual fund sales  practices.  Delaware  Distributors,  L.P.  ("Distributor")  serves as the
Funds'  distributor.  Shares  of the  Funds  may be  purchased  only  through  a securities  dealer or other  financial  intermediary  that has  entered  into an agreement with the Funds'  distributor (a  "participating  securities  dealer or other financial intermediary"), including LPL.

Service agent.  Mutual fund companies  employ service agents  (sometimes  called
"transfer  agents") to provide transfer  agency,  shareholder,  accounting,  and
administrative  services.   Transfer  agents  maintain  records  of  shareholder
accounts,  calculate and disburse  dividends and capital gains,  and prepare and mail  shareholder  statements and tax information,  among other functions.  Many shareholder  service agents also provide customer service to shareholders.  Fund accountants  price  portfolio  holdings  and  calculate  fund net  asset  values
("NAVs").  Fund administrators provide various  administrative  services such as
coordinating  service  provider  relationships,   contract  renewals  and  Board
meetings. Delaware Service Company, Inc. serves as the Funds' service agent. LPL serves  as,  and  other  participating  securities  dealers  or other  financial intermediaries  may also serve as, the Funds'  sub-service agent with respect to fund shares they have sold.

Securities  dealers and other financial  intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients,  analyzing their financial  objectives and recommending  appropriate funds or other  investments.
Participating   securities   dealers  or  other  financial   intermediaries  are
compensated for their services, generally through sales commissions, and through
12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders.  Like  shareholders of other companies,  mutual fund  shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       38

--------------------------------------------------------------------------------
About your account
--------------------------------------------------------------------------------

Investing in the Funds
Shares of the Funds may be  purchased  only through a  participating  securities dealer or other financial intermediary.

You can choose from a number of share classes for each Fund.  Because each share class has a different  combination of sales charges,  fees, and other  features, you should  consult  your  participating  securities  dealer or other  financial intermediary to determine which class best suits your investment  goals and time frame.

Certain participating  securities dealers or other financial  intermediaries may charge you additional fees in connection with transactions in Fund shares.

Choosing a share class

Class A

o    Class A shares  have an  up-front  sales  charge of up to 5.75%  (Large Cap
     Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund, Small-Mid Cap
     Value Fund, and  International  Fund) or 4.50% (Fixed Income Fund) that you pay when you buy the shares.

o    If you invest $75,000 or more (Large Cap Growth Fund, Large Cap Value Fund,
     Small-Mid  Cap Growth Fund,  Small-Mid  Cap Value Fund,  and  International
     Fund) or $100,000 or more (Fixed Income Fund),  your front-end sales charge will be reduced.

o    You may  qualify  for  other  reduced  sales  charges  and,  under  certain circumstances the sales charge may be waived as described in "How to reduce your sales charge."

o    Class A shares  are also  subject to an annual  12b-1 fee no  greater  than
     0.35% of average daily net assets (of which 0.25% is a service fee) paid to the  Distributor,  participating  securities  dealers,  or other  financial
     intermediaries  for  providing  services  and/or  maintaining   shareholder
     accounts. The 12b-1 fee for Class A shares is lower than the 12b-1 fees for
     Class B and Class C shares.  See  "Dealer  compensation"  below for further information.

o    Class A shares are not subject to a CDSC.

                                       39

The table below details your sales  charges on purchases of Class A shares.  The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount  invested is the maximum  percentage of the amount invested  rounded to the nearest  hundredth.  The actual sales charge that you pay as a percentage  of the offering  price and as a percentage  of the net amount invested will vary depending on the then-current  NAV, the percentage rate of sales charge, and rounding.

--------------------------------------------------------------------------------
Class A sales charges

Large Cap Growth Fund, Large
Cap Value Fund, Small-Mid
Cap Growth Fund, Small Cap
Value Fund, and International
Fund
--------------------------------- --------------- --------------- --------------
                                                                  Gross Dealer's
                                  Sales Charge    Sales Charge    Commission
                                  as a % of       as a % of       as a % of
                                  Offering        Net Amount      Offering
Amount of Investment              Price           Invested        Price
Less than $75,000                 5.75%           6.10%           5.75%
$75,000 but under $100,000        4.75%           4.99%           4.75%
$100,000 but under $250,000       3.75%           3.90%           3.75%
$250,000 but under $500,000       2.50%           2.56%           2.50%
$500,000 but under $1 million     2.00%           2.04%           2.00%
$1 million or more                None            None            None
--------------------------------- --------------- --------------- --------------
Fixed Income Fund
--------------------------------- --------------- --------------- --------------
Less than $100,000                4.50%           4.71%           4.50%
$100,000 but under $250,000       3.50%           3.63%           3.50%
$250,000 but under $500,000       2.50%           2.56%           2.50%
$500,000 but under $1 million     2.00%           2.04%           2.00%
$1 million or more                None            None            None

Class B
As of the close of business on July 31, 2007, no new or subsequent  investments, including  investments  through  automatic  investment  plans  and by  qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), are allowed in  Class B  shares  in any of the  Funds,  except  through  a  reinvestment  of dividends or capital  gains or permitted  exchanges.  Existing  shareholders  of
Class B shares may  continue  to hold their Class B shares,  reinvest  dividends into Class B shares,  and exchange  their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange  privileges.  Existing
Class B shareholders  wishing to make subsequent  purchases in the Funds' shares will be  permitted  to invest in other  classes  of the  Funds,  subject to that class' pricing structure and eligibility requirements, if any.

For Class B shares  outstanding as of July 31, 2007 and Class B shares  acquired upon  reinvestment of dividends or capital gains, all Class B share  attributes, including the contingent deferred sales charge ("CDSC") schedules, conversion to
Class A schedule,  and  distribution  and service (12b-1) fees, will continue in their current form.  However,  as of the close of business on July 31, 2007, the reinvestment of redeemed  shares with respect to Class B shares (which,  permits you to reinvest within 35 days of selling your shares and have any CDSC you paid on such  shares  credited  back to  your  account)  has  been  discontinued.  In addition,  because a Fund's or its distributor's ability to assess certain sales charges and fees is dependent on the sale of new shares,  the termination of new purchases  of Class B shares could  ultimately  lead to the  elimination  and/or reduction  of such  sales  charges  and fees.  A Fund may not be able to provide shareholders  with advance  notice of the  reduction in these sales  charges and fees. You will be notified via a Prospectus  Supplement if there are any changes to any attributes, sales charges, or fees.

o    Class B shares have no up-front  sales  charge,  so the full amount of your purchase is invested in a Fund. However,  you will pay a CDSC if you redeem your shares within six years after you buy them.

o    For Large Cap Growth Fund, Large Cap Value Fund, Small-Mid Cap Growth Fund,
     Small-Mid  Cap Value Fund,  and  International  Fund, if you redeem Class B shares during the first year after you buy them, the shares will be subject to

                                       40

     a CDSC of 4.00%.  The CDSC declines to 3.25% during the second year,  2.75%
     during the third  year,  2.25%  during the  fourth and fifth  years,  1.50%
     during the sixth year, and 0% thereafter.

o    For Fixed Income Fund,  if you redeem Class B shares  during the first year after you buy them, the shares will be subject to a CDSC of 4.00%. The CDSC declines  to 3.00%  during the second  year,  2.25%  during the third year,
     1.50% during the fourth and fifth years,  1.00% during the sixth year,  and
     0% thereafter.

o    In determining  whether the CDSC applies to a redemption of Class B Shares, it will be assumed  that shares  held for more than six years are  redeemed first, followed by shares acquired through the reinvestment of dividends or distributions,  and  finally by shares  held  longest  during the  six-year period. For further  information on how the CDSC is determined,  please see
     "Calculation of Contingent Deferred Sales Charges - Class B and Class C."

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of
     Contingent Deferred Sales Charges" below for further information.

o    For approximately  eight years after you buy your Class B shares,  they are subject to annual 12b-1 fee of no greater  than 1.00% of average  daily net assets  (of  which  0.25%  is a  service  fee)  paid  to  the  Distributor, participating  securities  dealers,  or other financial  intermediaries for providing services and/or maintaining shareholder accounts.

o    Because of the higher  12b-1 fee,  Class B shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Approximately eight years after you buy them, Class B shares  automatically convert  to  Class  A  shares  with a  12b-1  fee of no  more  than  0.35%.
     Conversion  may occur as late as three months after the eighth  anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

Class C

o    Class C shares have no up-front  sales  charge,  so the full amount of your purchase is invested  in a Fund.  However,  you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

o    Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

o    Class C shares are subject to an annual  12b-1 fee of no greater than 1.00%
     of average  daily net assets (of which 0.25% is a service  fee) paid to the
     Distributor,   participating   securities   dealers,   or  other  financial
     intermediaries  for  providing  services  and/or  maintaining   shareholder
     accounts.

o    Because of the higher  12b-1 fee,  Class C shares have higher  expenses and any dividends  paid on these shares are generally  lower than  dividends on
     Class A shares.

o    Unlike  Class B shares,  Class C shares  do not  automatically  convert  to another class.

o    You may purchase any amount less than  $1,000,000  of Class C shares at any one time. Orders that exceed $1,000,000 will be rejected.

o    In determining  whether the CDSC applies to a redemption of Class C shares, it will be assumed  that shares  held for more than 12 months are  redeemed first followed by shares acquired  through the reinvestment of dividends or distributions,  and  finally  by shares  held for 12  months  or less.  For further information on how the CDSC is determined,  please see "Calculation of Contingent Deferred Sales Charges - Class B and Class C" below.

Each share class may be eligible  for  purchase  through  programs  sponsored by financial  intermediaries  that  require  the  purchase  of a specific  class of shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay service fees for  providing  services to  shareholders  of that class and/or maintaining  shareholder  accounts for that class, and distribution fees for the sale and distribution of shares of the class. Because these fees are paid out of class assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       41

Calculation of contingent deferred sales charges - Class B and Class C

CDSCs are charged as a percentage of the dollar amount  subject to the CDSC. The charge will be assessed on an amount  equal to the lesser of the NAV at the time the shares being  redeemed were purchased or the NAV of those shares at the time of  redemption.  No CDSC will be imposed on  increases  in NAV above the initial purchase  price,  nor will a CDSC be assessed on redemptions of shares  acquired through reinvestment of dividends or capital gains  distributions.  For purposes of this formula,  the "NAV at the time of purchase"  will be the NAV at purchase of Class B Shares or Class C Shares of a Fund,  even if those  shares  are later exchanged for shares of another Optimum Fund. In the event of an exchange of the shares,  the "NAV of such shares at the time of  redemption"  will be the NAV of the shares that were acquired in the exchange.

Dealer compensation
The participating  securities dealer or other financial intermediary  (including
LPL) that sells you shares of a Fund may be eligible  to receive  the  following amounts as compensation for your investment in the Fund.

-------------------------------- -------------- ---------------- ---------------
                                   Class A(1)      Class B(2)      Class C(3)
-------------------------------- -------------- ---------------- ---------------
Large Cap Growth Fund, Large
Cap Value Fund, Small-Mid Cap
Growth Fund, Small-Mid Cap
Value Fund, and International
Fund
-------------------------------- -------------- ---------------- ---------------
Gross Dealer's Commission            None             4.00%           1.00%
-------------------------------- -------------- ---------------- ---------------
Investment less than $75,000         5.75%            None            None
-------------------------------- -------------- ---------------- ---------------
$75,000 but under $100,000           4.75%            None            None
-------------------------------- -------------- ---------------- ---------------
$100,000 but under $250,000          3.75%            None            None
-------------------------------- -------------- ---------------- ---------------
$250,000 but under $500,000          2.50%            None            None
-------------------------------- -------------- ---------------- ---------------
$500,000 but under $1 million        2.00%            None            None
-------------------------------- -------------- ---------------- ---------------
$1 million or more                   0.00%            None            None
-------------------------------- -------------- ---------------- ---------------
12b-1 Distribution and/or
 Service Fee to Dealer               0.35%            0.25%           1.00%
-------------------------------- -------------- ---------------- ---------------

-------------------------------- -------------- ---------------- ---------------
Fixed Income Fund
-------------------------------- -------------- ---------------- ---------------
Gross Dealer's Commission            None             4.00%           1.00%
-------------------------------- -------------- ---------------- ---------------
Investment less than $100,000        4.50%            None            None
-------------------------------- -------------- ---------------- ---------------
$100,000 but under $250,000          3.50%            None            None
-------------------------------- -------------- ---------------- ---------------
$250,000 but under $500,000          2.50%            None            None
-------------------------------- -------------- ---------------- ---------------
$500,000 but under $1 million        2.00%            None            None
-------------------------------- -------------- ---------------- ---------------
$1 million or more                   0.00%            None            None
-------------------------------- -------------- ---------------- ---------------
12b-1 Distribution and/or
 Service Fee to Dealer               0.35%            0.25%           1.00%
-------------------------------- -------------- ---------------- ---------------

(1)  On sales of Class A shares, the Distributor re-allows to your participating securities  dealer or other financial  intermediary  the full amount of the front-end  sales charge and the full 0.35% 12b-1  distribution  and service fee applicable to Class A.

(2)  On  sales  of Class B  shares,  the  Distributor  pays  your  participating securities dealer or other financial intermediary an up-front commission of
     4.00%. Your participating securities dealer or other financial intermediary also may be eligible to receive a 12b-1 service fee of up to 0.25% from the
     date  of  purchase.   After  approximately  eight  years,  Class  B  shares
     automatically  convert to Class A shares and your participating  securities dealer or other financial  intermediary may then be eligible to receive the full 0.35% 12b-1 distribution and service fee applicable to Class A.

(3)  On  sales  of Class C  shares,  the  Distributor  pays  your  participating securities dealer or other financial intermediary an up-front commission of
     1.00%.  The  up-front  commission  includes an advance of the first  year's
     12b-1  service  fee of up to 0.25%,  which  your  participating  securities dealer or other  financial  intermediary  may be eligible to receive at the time of purchase.  During the first 12 months, the Distributor  retains the full 1.00%  12b-1  distribution  and service  fee to offset  partially  the up-front  commission  paid and the 0.25% 12b-1  service fee advanced at the time of purchase. Starting in the 13th month, your participating securities dealer or other financial  intermediary may be eligible to receive the full
     1.00% 12b-1 distribution and service fee applicable to Class C.

                                       42

Payments to intermediaries
The Distributor and its affiliates may pay additional compensation (at their own expense  and  not  as  an  expense  of  the  Funds)  to  certain  affiliated  or unaffiliated  brokers,  dealers, or other financial  intermediaries  ("Financial
Intermediaries")  in  connection  with the  sale or  retention  of Fund  shares, including  providing the Funds with "shelf  space" or a higher  profile with the
Financial Intermediary's consultants, sales persons and customers ("distribution assistance").  The level of payments made to a qualifying Financial Intermediary in any given year will vary. To the extent  permitted by SEC and FINRA rules and other  applicable  laws and  regulations,  the Distributor may pay, or allow its affiliates  to pay,  other  promotional  incentives  or  payments  to  Financial
Intermediaries.   The   Distributor   and  its  affiliates  may  pay  additional
compensation  (at their  own  expense  and not as an  expense  of the  Funds) to certain Financial  Intermediaries  who provide certain services on their behalf,
such  as  for  shareholder  services.  For  example,   Financial  Intermediaries
(including  LPL) who have entered into a  sub-service  agreement  with  Delaware
Service Company,  Inc. may receive  compensation  from Delaware Service Company,
Inc. at an annual rate of up to [0.18%] of each Fund's average daily net assets, with respect to Fund shares they have sold.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Fund's shares.

For more information, please see the Funds' SAI.

How to reduce your sales charge
We offer a number of ways to reduce or  eliminate  the sales  charge on  shares.
Please refer to the SAI for detailed  information and eligibility  requirements.
You may also get  additional  information  from  your  participating  securities dealer or other financial  intermediary.  You or your  participating  securities dealer or other financial  intermediary  must notify us at the time you purchase shares  if you are  eligible  for any of these  programs.  You may also  need to provide  information to your participating  securities dealer or other financial intermediary  or to a Fund in order to qualify for a reduction in sales charges.
Such information may include your total Optimum Fund holdings,  and the names of qualifying family members and their holdings.  We reserve the right to determine whether any purchase is  entitled,  by virtue of the  foregoing,  to the reduced sales charge.

------------------ ------------------- ---------------- -------------- --------------
Program            How it works                         Share class
                                              A               B              C
------------------ ------------------- ---------------- -----------------------------
Letter of intent   Through a letter           X         Although the letter of
                   of intent you                        intent and Rights of
                   agree to invest a                    Accumulation do not apply
                   certain amount in                    to the purchase of Class B
                   Optimum Funds                        and Class C shares, you can
                   over a 13-month                      combine your purchase of
                   period to qualify                    Class A shares with your
                   for reduced                          purchase of Class B and
                   front-end sales                      Class C shares to fulfill
                   charges.                             your letter of intent or
                                                        qualify for rights of
                                                        accumulation.
------------------ ------------------- ---------------- -----------------------------
Rights of          You can combine            X
accumulation       your holdings or
                   purchases of all
                   Optimum Funds as
                   well as the
                   holdings and
                   purchases of your
                   spouse and
                   children under 21
                   to qualify for
                   reduced front-end
                   sales charges.
------------------ ------------------- ---------------- --------------- -------------

                                       43

------------------ ------------------- ---------------- -------------- --------------
Program            How it works                         Share class
                                              A               B              C
------------------ ------------------- ---------------- -----------------------------
Reinvestment of    Up to 35 days       For Class A,     For Class B,    Not
redeemed shares    after you redeem    you will not     your account    available.
                   shares, you can     have to pay an   will be
                   reinvest the        additional       credited with
                   proceeds without    front-end        the CDSC you
                   paying a sales      sales charge.    previously
                   charge as noted                      paid on the
                   to the right.                        amount you
                                                        are
                                                        reinvesting.
                                                        Your schedule
                                                        for CDSCs and
                                                        conversion to
                                                        Class A will
                                                        not start
                                                        over again;
                                                        it will pick
                                                        up from the
                                                        point at
                                                        which you
                                                        redeemed your
                                                        shares.
------------------ ------------------- ---------------- --------------- -------------

Each Fund may, from time to time,  waive the front-end sales charge on its Class
A shares sold to clients of certain  participating  securities  dealers or other financial  intermediaries meeting criteria established by the Distributor.  This privilege  will apply only to a client who can document that such Class A shares were purchased with proceeds from the redemption of shares from an  unaffiliated mutual fund on which a sales charge was paid or that were subject at any time to a CDSC, and when the  Distributor has determined in its sole discretion that the unaffiliated fund invests primarily in the same types of securities as or has an investment  objective  similar to that of the Fund purchased.  The shares of the unaffiliated  fund must have been  purchased  within the last two years prior to the date on which Class A shares are purchased,  and purchases of Class A shares must be made within 30 days of redemption from the unaffiliated fund.

                                       44

Waivers of Contingent Deferred Sales Charges

Each Fund's applicable CDSCs may be waived under the following circumstances:

----------------------------------------- ------------ ------------- --------------
                                                       Share Class
----------------------------------------- ------------ ------------- --------------
                Category                      A*            B              C
----------------------------------------- ------------ ------------- --------------
Redemptions   in   accordance   with   a       X            X              X
systematic   withdrawal  plan,  provided
the  annual   amount   selected   to  be
withdrawn   under   the  Plan  does  not
exceed  12% of the value of the  account
on  the   date   that   the   Systematic
Withdrawal   Plan  was   established  or
modified.
----------------------------------------- ------------ ------------- --------------
Redemptions  that  result  from a Fund's       X            X              X
right  to   liquidate  a   shareholder's
account  if  the  aggregate  NAV  of the
shares  held in the account is less than
the then-effective minimum account size.
----------------------------------------- ------------ ------------- --------------
Distributions    to    participants   or       X           Not            Not
beneficiaries  from  a  retirement  plan                available.    available.
qualified  under  Section  401(a) of the
Code.
----------------------------------------- ------------ ------------- --------------
Redemptions  pursuant  to the  direction       X           Not            Not
of a  participant  or  beneficiary  of a                available.    available.
retirement  plan qualified under Section
401(a) of the Code with  respect to that
retirement plan.
----------------------------------------- ------------ ------------- --------------
Periodic     distributions    from    an       X            X              X
individual   retirement  account  (i.e.,
IRA, Roth IRA, SIMPLE IRA,  SARSEP,  SEP
IRA, or  Coverdell  ESA ) or a qualified
plan**  (401(k),  SIMPLE 401(k),  Profit
Sharing, Money Purchase,  403(b)(7),  or
457  Retirement  Plans) not subject to a
penalty  under  Section  72(t)(2)(A)  of
the  Code or a  hardship  or  unforeseen
emergency  provision  in  the  qualified
plan  as   described   in  Treas.   Reg.
§1.401(k)-1(d)(3)       and      Section
457(d)(1)(A)(iii) of the Code.
----------------------------------------- ------------ ------------- --------------
Returns of excess  contributions  due to       X            X              X
any regulatory  limit from an individual
retirement   account  (i.e.,  IRA,  Roth
IRA,  SIMPLE  IRA,  SARSEP,  SEP IRA, or
Coverdell  ESA ) or a  qualified  plan**
(401(k),  SIMPLE 401(k), Profit Sharing,
Money   Purchase,   403(b)(7),   or  457
Retirement Plans).
----------------------------------------- ------------ ------------- --------------
Distributions  by other employee benefit       X           Not            Not
plans to pay benefits.                                  available.    available.
----------------------------------------- ------------ ------------- --------------
Systematic     withdrawals     from    a       X            X              X
retirement  account  or  qualified  plan
that  are  not   subject  to  a  penalty
pursuant to Section  72(t)(2)(A)  of the
Code  or  a   hardship   or   unforeseen
emergency  provision  in  the  qualified
plan**  as  described  in  Treas.   Reg.
§1.401(k)-1(d)(3)       and      Section
457(d)(1)(A)(iii)   of  the  Code.   The
systematic  withdrawal  may be  pursuant
to  the  Funds'  systematic   withdrawal
plan   or   a   systematic    withdrawal
permitted by the Code.
----------------------------------------- ------------ ------------- --------------
Distributions   from  an  account  of  a       X            X              X
redemption  resulting  from the death or
disability   (as   defined   in  Section
72(t)(2)(A)    of   the   Code)   of   a
registered  owner or a registered  joint
owner  occurring  after the  purchase of
the shares being  redeemed.  In the case
of   accounts   established   under  the
Uniform  Gifts to Minors  Act or Uniform
Transfers   to   Minors   Act  or  trust
accounts,  the waiver  applies  upon the
death of all beneficial owners.
----------------------------------------- ------------ ------------- --------------

                                       45

----------------------------------------- ------------ ------------- --------------
                                                       Share Class
----------------------------------------- ------------ ------------- --------------
                Category                      A*            B              C
----------------------------------------- ------------ ------------- --------------
Redemptions     by    certain     legacy       X           Not             X
retirement    assets   that   meet   the                available.
requirements set forth in the SAI.
----------------------------------------- ------------ ------------- --------------
Redemptions    by   the    classes    of       X           Not            Not
shareholders   who  are   permitted   to                available.    available.
purchase  shares at NAV,  regardless  of
the size of the  purchase.  See  "Buying
Class  A  shares  at  Net  Asset  Value"
above.
----------------------------------------- ------------ ------------- --------------

*    The waiver for Class A shares relates to a waiver of the limited contingent deferred  sales  charge  (Limited  CDSC).  Please  note  that  you or  your financial  adviser will have to notify us at the time of purchase  that the trade qualifies for such waiver.

**   Qualified  plans that are fully  redeemed  at the  direction  of the plan's fiduciary are subject to any  applicable  CDSC or Limited CDSC,  unless the redemption is due to the termination of the plan.

Certain  sales charges may be based on historical  cost.  Therefore,  you should maintain  any records that  substantiate  these costs  because the Funds,  their transfer agent, and financial  intermediaries may not maintain this information.
Information about existing sales charges and sales charge reductions and waivers
is   available   free  of   charge   on  the   Optimum   Funds'   Web   site  at
www.optimummutualfunds.com. Additional information on sales charges can be found in the Funds' SAI, which is available upon request.

                                       46

How to buy shares

Through your financial intermediary
Your participating  securities dealer or other financial intermediary can handle all the  details  of  purchasing  shares,  including  opening an  account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

You may open an account with an initial investment of $2,500 and make additional investments  at any time for as little as $100.  If you are buying  shares in an
IRA or Roth  IRA,  or under  the  Uniform  Gifts to  Minors  Act or the  Uniform
Transfers  to Minors  Act,  the  minimum  investment  is $250,  and you can make additional  investments  of $25 or more.  The minimum for a Coverdell  Education
Savings Account is $500. Under certain circumstances, the initial and additional investment  minimums  may be  waived;  please  see the SAI.  Your  participating securities dealer or other financial intermediary may have different account and investment requirements.

Certificates representing shares purchased are not issued.

The price to buy shares is the NAV per share,  plus any applicable sales charge.
This is the  offering  price.  The  price  of your  shares  is based on the next calculation  of NAV after your order is placed.  For your  purchase  order to be priced at the NAV on the day of your  order,  you must submit your order to your participating  securities dealer or other financial  intermediary  prior to that day's close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. Your  participating  securities dealer or other financial  intermediary  is  responsible  for  making  sure that  your  order is promptly sent to the Fund.  Any purchase order placed after the close of regular trading on the NYSE will be priced at the NAV at the close of regular trading on the next business day. We reserve the right to reject any purchase order.

We  determine  each Fund's NAV at the close of regular  trading on the NYSE each business day that the NYSE is open ("Business  Day"). We calculate this value by adding the market value of all the securities and assets in a Fund's  portfolio, deducting all  liabilities,  and dividing the resulting  number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S.  securities exchange for which market quotations are available  are  normally  valued at the last  quoted  sale  price on the day the valuation is made.  Price  information  on listed  securities  is taken from the exchange  where the  security is  primarily  traded.  Unlisted  domestic  equity securities  are  normally  valued at the last sale  price as of the close of the
NYSE.  Domestic equity  securities traded  over-the-counter  and domestic equity securities  that are not traded on the valuation  date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities  listed on a foreign exchange are generally valued at the last quoted sales  price at the close of the  exchange on which the  security  is  primarily traded or at the last quoted  sales price  available at the time when net assets are  valued.  For  purposes  of  calculating  NAV,  all assets  and  liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in  effect as of the close of the  London  Stock  Exchange,  as  provided  by an independent  pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund's  assets may  change on these  days,  you will not be able to  purchase  or  redeem  Fund shares.

U.S. Government  securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed income securities are generally valued on the basis of prices  provided by a pricing service when such prices are believed to reflect the fair market value of such  securities.  Securities with remaining maturities of 60 days or less are valued at amortized cost,  which  approximates market value.

For other assets and  securities  for which  quotations are determined to be not readily  available  (possibly  including  restricted  securities) we use methods approved by the Funds' Board that are designed to price securities at their fair market value.

                                       47

Fair valuation
When a Fund uses fair value  pricing,  it may take into  account  any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  traded primarily in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many foreign  equity  securities  using fair value  prices based on  third-party vendor modeling tools to the extent available.

Subject to the Board's  oversight,  the Board has delegated  responsibility  for valuing a Fund's assets to a Pricing  Committee of the Manager,  which  operates under the policies and procedures approved by the Board, as described above.

Document delivery
If you have an  account  in the same  Optimum  Fund as  another  member  of your household,  we send your household one copy of the Fund's  prospectus and annual and semiannual  reports  unless you opt otherwise.  This will help us reduce the printing and mailing  expenses  associated  with the Funds.  We will continue to send one copy of each of these  documents to your household  until you notify us that you wish to receive individual materials. If you wish to receive individual materials,  please call our  Shareholder  Service Center at 800 914-0278 or your financial  adviser.  We will  begin  sending  you  individual  copies  of  these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary
Your participating  securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating  securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also redeem shares by  exchanging  shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

The price to sell shares is the NAV,  minus any  applicable  CDSC.  The price of your shares is based on the next  calculation of NAV after your order is placed.
For your redemption  request to be priced at the NAV on the day of your request, you must submit your request to your  participating  securities  dealer or other financial intermediary prior to that day's close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time. Your  participating  securities dealer or other  financial  intermediary  is  responsible  for  making  sure  that your redemption  request is promptly sent to the Fund. Any redemption  request placed after the close of regular  trading on the NYSE will be priced at the NAV at the close of regular trading on the next Business Day. A Fund may reject an order to sell shares under certain circumstances.

If you are  required  to pay a CDSC when you  redeem  your  shares,  the  amount subject to the fee will be based on the shares' NAV when you  purchased  them or their NAV when you redeem them, whichever is less. This arrangement assures that you will not pay a CDSC on any  increase in the value of your  shares.  You also will not pay the charge on any  shares  acquired  by  reinvesting  dividends  or capital gains. If you exchange shares of one fund for shares of another,  you do not pay a CDSC at the time of the  exchange.  If you later redeem those  shares, the  purchase  price for purposes of the CDSC formula will be the price you paid for the  original  shares,  not the exchange  price.  The  redemption  price for purposes  of  this  formula  will  be the NAV of the  shares  you  are  actually redeeming.

How to transfer shares
You may  transfer  your Fund  shares  only to another  participating  securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities  dealer or other financial  intermediary that has not entered into an agreement  with the  Distributor.  In this case,  you must either  transfer your shares to an account with the Funds'  service agent  (contact  Delaware  Service
Company, Inc. at 800 914-0278 for information),  or sell your shares and pay any applicable  deferred  sales  charge.  Certain  shareholder  services  may not be available for the transferred  shares. If you hold Fund shares directly with the
Funds'

                                       48

service agent, you may purchase, only through dividend reinvestment,  additional shares of only those Funds previously owned before the transfer.

Account minimums
If you redeem  shares and your  account  balance  falls below a Fund's  required account  minimum of $1,000 ($250 for IRAs, Roth IRAs, or Uniform Gifts to Minors
Act or  Uniform  Transfers  to  Minors  Act  accounts,  and $500  for  Coverdell
Education Savings Accounts) for three or more consecutive  months, you will have until  the end of the  current  calendar  quarter  to raise the  balance  to the minimum.  If your account is not at the minimum by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, the Fund may redeem the shares in your  account  (without  charging any deferred sales charge) after 60 days' written notice to you. Under certain circumstances, the account minimums may be waived; please see the SAI.

Special services
To help make investing  with us as easy as possible,  and to help you build your investments, we offer the following special services.

Systematic withdrawal plan
Through our systematic  withdrawal  plan,  you can arrange a regular  monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more,  you can make  withdrawals  of at least
$25 monthly,  or $75 quarterly.  The applicable  Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a systematic withdrawal plan will be waived if the annual  amount  withdrawn  in each year is less than 12% of the account balance on the date that the plan is  established.  If the annual amount withdrawn  in any year  exceeds 12% of the account  balance on the date that the systematic  withdrawal plan is established,  all redemptions under the plan will be subject to the  applicable  CDSC,  including  an  assessment  for  previously redeemed amounts under the plan.

Dividend reinvestment plan
Through  our  dividend  reinvestment  plan,  you  may  have  your  distributions reinvested  in your  account or in the same share  class in  another  Fund.  The shares that you purchase through the dividend  reinvestment plan are not subject to a  front-end  sales  charge  or a CDSC.  Under  most  circumstances,  you may reinvest dividends only into like classes of shares.

Exchanges
You may  exchange  all or part of your shares of one Fund for shares of the same class of another Fund without  paying a front-end  sales charge or a CDSC at the time of the exchange.  When exchanging  shares of one Fund for the same class of shares of other  Funds,  your new shares will be subject to the same CDSC as the shares you originally purchased.  The holding period for purposes of determining the CDSC and (when  exchanging  Class B shares) the conversion to Class A shares will also remain the same, with the amount of time you held your original shares being  credited  toward the holding  period of your new  shares.  You do not pay sales charges on shares that you acquired through the reinvestment of dividends.
You may have to pay taxes on your exchange.  To exercise the exchange privilege, contact your participating securities dealer or other financial intermediary.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Funds' Board has adopted  policies and  procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing. The Funds will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips" -- that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial

                                       49

intermediary or in any omnibus-type account. Transactions placed in violation of a Fund's market timing policy are not  necessarily  deemed  accepted by the Fund and may be rejected by the Fund on the next  Business Day  following  receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to a Fund's monitoring procedures and the procedures to close  accounts to new  purchases.  Although the  implementation  of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not  require a Fund to take  action in response to frequent  trading activity.  If a Fund  elects  not to take any  action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally,  4:00 p.m. Eastern time).  Developments that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may seek to engage in  short-term  trading to take  advantage  of these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
Each  Fund,  through  its  transfer  agent,  maintains  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Fund shares for violations of the Funds' market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds will attempt to have financial  intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an  omnibus  account,  the  Funds or their  agents  may  require  the  financial intermediary  to impose its  frequent  trading  policy,  rather  than the Funds'
policy,   to

                                       50

shareholders  investing  in the Funds  through  the  financial  intermediary.  A financial  intermediary  may impose  different  requirements  or have additional restrictions on the frequency of trading than the Funds.  Such  restrictions may include  without  limitation,  requiring  the trades to be placed by U.S.  mail, prohibiting  purchases for a designated period of time (typically 30 to 90 days)
by investors  who have recently  purchased or redeemed Fund shares,  and similar restrictions.  The Funds'  ability to impose such  restrictions  with respect to accounts traded through particular  financial  intermediaries may vary depending on systems  capabilities,  applicable  contractual and legal  restrictions,  and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Funds may consider  enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies to avoid detection and,  despite the efforts of a Fund and its agents to detect market timing in Fund shares,  there is no guarantee  that a Fund will be able to identify these  shareholders or curtail their trading  practices.  In particular,  a Fund may not be able to detect  market timing  attributable  to a particular investor who effects purchase,  redemption,  and/or exchange activity in Fund shares through  omnibus  accounts.  The  difficulty of detecting  market timing may be further  compounded if these  entities  utilize  multiple tiers or omnibus accounts.

[To be updated]
Dividends, distributions, and taxes

Dividends and Distributions.  Each Fund has qualified, or intends to qualify, as a regulated  investment  company under the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it  distributes  to you. Each of the Large Cap Growth Fund,  Large Cap
Value  Fund,   Small-Mid  Cap  Growth  Fund,   Small-Mid  Cap  Value  Fund,  and
International  Fund expects to declare and  distribute all of its net investment income,  if any, to  shareholders as dividends  annually.  The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net realized  capital  gains,  if any, at least  annually and may distribute net realized capital gains twice a year. The amount of any  distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains  distribution.  We  automatically  reinvest all  dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are taxable as if they were paid in  December.  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Funds make every effort to search for  reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when  necessary,  the Funds will send you a corrected  Form  1099-DIV to reflect reclassified information.

Avoid  "Buying a Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax Consequences.  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true  whether you  reinvest  your  distributions  in  additional  Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Optimum Fund is the same as a sale.

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your

                                       51

shares.  The Funds also must  withhold  if the IRS  instructs  it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion  income by the Fund.  Income received by a Fund from equity  interests  of certain  mortgage  pooling  vehicles,  either  directly or through an investment in a real estate  investment  trust (REIT) that holds such interests  or  qualifies  as a taxable  mortgage  pool,  is  treated  as "excess inclusion  income." In general,  this income is required to be allocated to Fund shareholders  in proportion to dividends paid with the same  consequences  as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt  shareholder that is not a disqualified  organization (as defined below), and (3) is subject to a 30%
U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person,  without regard to otherwise applicable exemptions or rate reductions.  The Fund must pay the tax on its excess  inclusion  income  that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on  unrelated  business  taxable  income.  To the extent  that the Fund shares  owned by a  "disqualified  organization"  are held in  record  name by a broker/dealer or other nominee,  the Fund must inform the broker/dealer or other nominee of the excess inclusion  income allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion income allocable to them on behalf of the "disqualified organizations."

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

                                       52

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share.  This  information  has been audited by  [___________], whose report,  along with the Funds'  financial  statements,  is included in the
Funds' annual report, which is available upon request by calling 800 914-0278.

                                                                Class A

                                                         Year ended
                                                         March 31                        8/1/03(1)
                                                                                                to
Optimum Large Cap Growth Fund           2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $11.540       $10.020        $9.570       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.047)       (0.057)       (0.036)      (0.037)
Net realized and unrealized gain
  on investments and foreign                        0.692         1.577         0.486        1.107
  currencies
                                                  -------       -------       -------      -------
Total from investment operations                    0.645         1.520         0.450        1.070
                                                  -------       -------       -------      -------
Less dividends and distributions
  from:
Net realized gain on investments                  (0.205)            --            --           --
Total dividends and distributions                 (0.205)            --            --           --
                                                  -------       -------       -------      -------

Net asset value, end of period                    $11.980       $11.540       $10.020       $9.570
                                                  =======       =======       =======      =======

Total return(3)                                     5.75%        15.17%         4.70%       12.59%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $56,088       $47,283       $26,252       $9,337
Ratio of expenses to average net
  assets                                            1.69%         1.69%         1.67%        1.61%
Ratio of expenses to average net
  assets prior to expense                           1.77%         1.84%         1.87%        2.51%
limitation
Ratio of net investment loss to
  average net assets                              (0.41%)       (0.52%)       (0.37%)      (0.61%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation                              (0.49%)       (0.67%)       (0.57%)      (1.51%)
Portfolio turnover                                    37%           48%           37%          51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

                                       53

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       54

                                                                Class B
                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Large Cap Growth Fund           2008         2007          2006          2005      3/31/04

Net asset value, beginning of
 period                                           $11.340        $9.910        $9.530       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.119)       (0.126)       (0.099)      (0.077)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        0.684         1.556         0.479        1.107
                                                  -------       -------       -------      -------
Total from investment operations                    0.565         1.430         0.380        1.030
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.205)            --            --           --
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.205)            --            --           --
                                                  -------       -------       -------      -------

Net asset value, end of period                    $11.700       $11.340        $9.910       $9.530
                                                  =======       =======       =======      =======

Total return(3)                                     5.14%        14.43%         3.99%       12.12%

Ratios and supplemental data:
Net assets, end of period (000
 omitted)                                         $10,819       $10,168        $7,603       $3,568
Ratio of expenses to average net
  assets                                            2.34%         2.34%         2.32%        2.26%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        2.42%         2.49%         2.52%        3.16%
Ratio of net investment loss to
  average net assets                              (1.06%)       (1.17)%       (1.02%)      (1.26%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation                              (1.14%)       (1.32)%        (1.22%)     (2.16%)
Portfolio turnover                                    37%           48%           37%          51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       55

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Large Cap Growth Fund           2008         2007          2006          2005      3/31/04

Net asset value, beginning of
 period                                           $11.340        $9.910        $9.530       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.119)       (0.126)       (0.099)      (0.077)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        0.684         1.556         0.479        1.107
                                                  -------       -------       -------      -------
Total from investment operations                    0.565         1.430         0.380        1.030
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.205)            --            --           --
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.205)            --            --           --
                                                  -------       -------       -------      -------

Net asset value, end of period                    $11.700       $11.340        $9.910       $9.530
                                                  =======       =======       =======      =======

Total return(3)                                     5.14%        14.43%         3.99%       12.12%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                       $203,591      $164,995       $91,434      $35,143
Ratio of expenses to average net
  assets                                            2.34%         2.34%         2.32%        2.26%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        2.42%         2.49%         2.52%        3.16%
Ratio of net investment loss to
  average net assets                              (1.06%)       (1.17%)       (1.02%)      (1.26%)

Ratio of net investment loss to
  average net assets prior to
  expense limitation                              (1.14%)       (1.32%)       (1.22%)      (2.16%)
Portfolio turnover                                    37%           48%           37%          51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       56

                                                                Class A

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Large Cap Value Fund            2008         2007          2006          2005      3/31/04

Net asset value, beginning of period              $11.320       $10.840        $9.830       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.128         0.092         0.074        0.038
Net realized and unrealized gain
  on investments and foreign
  currencies                                        1.614         0.947         1.100        1.331
                                                  -------       -------       -------      -------
Total from investment operations                    1.742         1.039         1.174        1.369
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.104)       (0.065)       (0.028)      (0.023)
Net realized gain on investments                  (0.228)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.332)       (0.559)       (0.164)      (0.039)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $12.730       $11.320       $10.840       $9.830
                                                  =======       =======       =======      =======

Total return(3)                                    15.65%         9.82%        12.04%       16.12%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $58,161       $45,666       $27,524       $9,115
Ratio of expenses to average net
  assets                                            1.55%         1.55%         1.53%        1.50%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid                       1.73%         1.83%         1.84%        2.52%
  indirectly
Ratio of net investment income
  (loss) to average net assets                      1.07%         0.83%         0.72%        0.59%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation and
  expense paid indirectly                           0.89%         0.55%         0.41%      (0.43%)
Portfolio turnover                                    22%           52%           38%          38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect

                                       57

                                                                Class B

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Large Cap Value Fund            2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $11.240       $10.780        $9.810       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.052         0.021         0.008      (0.003)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        1.606         0.933         1.098        1.329
                                                  -------       -------       -------      -------
Total from investment operations                    1.658         0.954         1.106        1.326
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.030)           ---           ---          ---
Net realized gain on investments                  (0.228)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.258)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $12.640       $11.240       $10.780       $9.810
                                                  =======       =======       =======      =======

Total return(3)                                    14.97%         9.05%        11.36%       15.61%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $11,403       $10,103        $8,072       $3,609
Ratio of expenses to average net
  assets                                            2.20%         2.20%         2.18%        2.15%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.38%         2.48%         2.49%        3.17%
Ratio of net investment income
  (loss) to average net assets                      0.42%         0.18%         0.07%      (0.06%)
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation and
  expense paid indirectly                           0.24%       (0.10%)       (0.24%)      (1.08%)
Portfolio turnover                                    22%           52%           38%          38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       58

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Large Cap Value Fund            2008         2007          2006          2005       3/31/04

Net asset value, beginning of
  period                                          $11.240       $10.780        $9.810       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.051         0.021         0.008      (0.003)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        1.597         0.933         1.098        1.329
                                                  -------       -------       -------      -------
Total from investment operations                    1.648         0.954         1.106        1.326
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.030)           ---           ---          ---
Net realized gain on investments                  (0.228)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.258)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $12.630       $11.240       $10.780       $9.810
                                                  =======       =======       =======      =======

Total return(3)                                    14.88%         9.16%        11.36%       15.61%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                       $216,527      $163,876       $97,823      $35,732
Ratio of expenses to average net
  assets                                            2.20%         2.20%         2.18%        2.15%
Ratio of expenses to average net
   assets prior to expense
  limitation and expense paid
  indirectly                                        2.38%         2.48%         2.49%        3.17%
Ratio of net investment income
  (loss) to average net assets                      0.42%         0.18%         0.07%      (0.06%)
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation
  and expense paid indirectly                       0.24%       (0.10%)       (0.24%)      (1.08%)
Portfolio turnover                                    22%           52%           38%          38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       59

                                                                Class A

                                                             Year ended
                                                                   3/31                  8/1/03(1)
                                                                                                to
Optimum Small-Mid Cap Growth Fund       2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $14.340       $11.750       $11.260       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.155)       (0.176)       (0.161)      (0.100)
Net realized and unrealized gain
  on investments                                    0.188         2.766         0.653        2.860
                                                  -------       -------       -------      -------
Total from investment operations                    0.033         2.590         0.492        2.760
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------

Net asset value, end of period                    $14.070       $14.340       $11.750      $11.260
                                                  =======       =======       =======      =======

Total return(3)                                     0.37%        22.04%         4.37%       32.47%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $12,088       $11,984        $6,133       $2,115
Ratio of expenses to average net
  assets                                            1.95%         1.95%         1.80%        1.81%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.32%         2.46%         2.69%        4.11%
Ratio of net investment income
  (loss) to average net assets                    (1.15%)       (1.38%)       (1.42%)      (1.41%)
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation and
  expense paid indirectly                         (1.52%)       (1.89%)       (2.31%)      (3.71%)
Portfolio turnover                                    46%           47%           44%          16%

                                       60

                                                                Class B

                                                         Year ended
                                                         3/31                             8/1/03(1)
                                                                                                 to
Optimum Small-Mid Cap Growth Fund       2008         2007          2006          2005       3/31/04

Net asset value, beginning of
  period                                          $14.110       $11.640       $11.230       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.240)       (0.257)       (0.233)      (0.146)
Net realized and unrealized gain
  on investments                                    0.183         2.727         0.645        2.876
                                                  -------       -------       -------      -------
Total from investment operations                  (0.057)         2.470         0.412        2.730
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------

Net asset value, end of period                    $13.750       $14.110       $11.640      $11.230
                                                  =======       =======       =======      =======

Total return(3)                                   (0.27%)        21.22%         3.67%       32.12%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                         $2,187        $2,285        $1,665         $792
Ratio of expenses to average net
  assets                                            2.60%         2.60%         2.45%        2.46%
Ratio of expenses to average net
  assets prior to  expense
  limitation  and expense paid
  indirectly                                        2.97%         3.11%         3.34%        4.76%
Ratio of net investment income
  (loss) to average net assets                    (1.80%)       (2.03%)       (2.07%)      (2.06%)
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation and
  expense paid indirectly                         (2.17%)       (2.54%)       (2.96%)      (4.36%)
Portfolio turnover                                    46%           47%           44%          16%

                                       61

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Small-Mid Cap Growth Fund       2088         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $14.110       $11.640       $11.230       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.240)       (0.257)       (0.233)      (0.146)
Net realized and unrealized gain
  on investments                                   0.183          2.727         0.645        2.876
                                                  -------       -------       -------      -------
Total from investment operations                  (0.057)         2.470         0.412        2.730
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------      -------

Net asset value, end of period                    $13.750       $14.110       $11.640      $11.230
                                                  =======       =======       =======      =======

Total return(3)                                   (0.27%)        21.22%         3.67%       32.12%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $40,324       $36,537       $19,883       $7,521
Ratio of expenses to average net
  assets                                            2.60%         2.60%         2.45%        2.46%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.97%         3.11%         3.34%        4.76%
Ratio of net investment loss to
  average net assets                              (1.80%)       (2.03%)       (2.07%)      (2.06%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
   paid indirectly                                (2.17%)       (2.54%)       (2.96%)      (4.36%)
Portfolio turnover                                    46%           47%           44%          16%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       62

                                                                Class A

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Small-Mid Cap Value Fund        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $13.590       $12.410       $11.010       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.020)       (0.022)       (0.055)      (0.046)
Net realized and unrealized gain
  on investments                                    0.759         2.043         1.801        2.616
                                                  -------       -------       -------      -------
Total from investment operations                    0.739         2.021         1.746        2.570
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $13.540       $13.590       $12.410      $11.010
                                                  =======       =======       =======      =======

Total return(3)                                     5.93%        17.17%        16.12%       30.30%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                        $12,721       $13,300        $7,297       $2,126
Ratio of expenses to average net
  assets                                            1.76%         1.76%         1.73%        1.67%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.32%         2.58%         2.61%        4.08%
Ratio of net investment loss to
  average net assets                              (0.16%)       (0.17%)       (0.47%)      (0.69%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
   paid indirectly                                (0.72%)       (0.99%)       (1.35%)        (3.10%)
Portfolio turnover                                    49%           42%           46%            40%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       63

                                                                Class B

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Small-Mid Cap Value Fund        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $13.350       $12.280       $10.970       $8.500

Income (loss) from investment
 operations:
Net investment loss(2)                            (0.101)       (0.102)       (0.129)      (0.090)
Net realized and unrealized gain
  on investments                                    0.730         2.013         1.785        2.620
                                                  -------       -------       -------      -------
Total from investment operations                    0.629         1.911         1.656        2.530
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $13.190       $13.350       $12.280      $10.970
                                                  =======       =======       =======      =======

Total return(3)                                     5.27%        16.35%        15.35%       29.83%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                         $2,239        $2,359        $1,859         $819
Ratio of expenses to average net
  assets                                            2.41%         2.41%        2.38%         2.32%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.97%         3.23%         3.26%        4.73%
Ratio of net investment loss to
  average net assets                              (0.81%)       (0.82%)       (1.12%)      (1.34%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                 (1.37%)       (1.64%)       (2.00%)      (3.75%)
Portfolio turnover                                    49%           42%           46%          40%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       64

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Small-Mid Cap Value Fund        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $13.350       $12.280       $10.970       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.101)       (0.102)       (0.129)      (0.090)
Net realized and unrealized gain
  on investments                                    0.730          2.013        1.785        2.620
                                                  -------       -------       -------      -------
Total from investment operations                    0.629          1.911        1.656        2.530
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.789)        (0.841)      (0.346)      (0.060)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.789)        (0.841)      (0.346)      (0.060)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $13.190       $13.350       $12.280      $10.970
                                                  =======       =======       =======      =======

Total return(3)                                     5.27%        16.35%        15.35%       29.83%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $41,622        $38,782      $23,869       $9,018
Ratio of expenses to average net
  assets                                            2.41%          2.41%        2.38%        2.32%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        2.97%         3.23%         3.26%        4.73%
Ratio of net investment loss to
  average net assets                              (0.81%)        (0.82%)      (1.12%)      (1.34%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                 (1.37%)       (1.64%)       (2.00%)      (3.75%)
Portfolio turnover                                    49%           42%           46%          40%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       65

                                                                Class A

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum International Fund              2008         2007          2006          2005      3/31/04

Net asset value, beginning of
   period                                         $13.470       $11.660       $10.670       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.112         0.180         0.050        0.021
Net realized and unrealized gain
  on investments and foreign
  currencies                                        2.661         2.456         1.069        2.155
                                                  -------       -------       -------      -------
Total from investment operations                    2.773         2.636         1.119        2.176
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.172)       (0.074)           ---          ---
Net realized gain on investments                  (0.581)       (0.752)       (0.129)      (0.006)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.753)       (0.826)       (0.129)      (0.006)
                                                  -------       -------       -------      -------

Net asset value, end of period                     15.490      $13.470        $11.660      $10.670
                                                  =======       =======       =======      =======

Total return(3)                                    21.26%       23.54%         10.62%       25.61%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $25,523       $20,247       $11,300       $4,083
Ratio of expenses to average net
  assets                                            1.96%         1.96%         1.98%        1.92%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        1.96%         2.20%         2.30%        3.82%
Ratio of net investment income
  (loss) to average net assets                      0.78%         1.47%         0.45%        0.30%
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation                      0.78%         1.23%         0.13%      (1.60%)
Portfolio turnover                                    18%           68%           82%          49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       66

                                                                Class B

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                               to
Optimum International Fund              2008         2007          2006          2005      3/31/04

Net asset value, beginning of period              $13.290       $11.530       $10.620       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.021         0.102       (0.020)      (0.023)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        2.614         2.426         1.059        2.149
                                                  -------       -------       -------      -------
Total from investment operations                    2.635         2.528         1.039        2.126
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.104)       (0.016)           ---          ---
Net realized gain on investments                  (0.581)       (0.752)       (0.129)      (0.006)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.685)       (0.768)       (0.129)      (0.006)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $15.240       $13.290       $11.530      $10.620
                                                  =======       =======       =======      =======

Total return(3)                                    20.44%        22.81%         9.91%       25.02%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                         $5,031        $4,594        $3,386       $1,624
Ratio of expenses to average net
  assets                                            2.61%         2.61%         2.63%        2.57%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        2.61%         2.85%         2.95%        4.47%
Ratio of net investment income
  (loss) to average net assets                      0.13%         0.82%       (0.20%)      (0.35%)
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation                      0.13%         0.58%       (0.52%)      (2.25%)
Portfolio turnover                                    18%           68%           82%          49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       67

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum International Fund              2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $13.290       $11.540        $10.620      $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.021         0.102        (0.020)     (0.023)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        2.624         2.416          1.069       2.149
                                                  -------       -------       -------      -------
Total from investment operations                    2.645         2.518         1.049        2.126
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.104)       (0.016)           ---          ---
Net realized gain on investments                  (0.581)       (0.752)       (0.129)      (0.006)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.685)       (0.768)       (0.129)      (0.006)
                                                  -------       -------       -------      -------

Net asset value, end of period                    $15.250       $13.290       $11.540      $10.620
                                                  =======       =======       =======      =======

Total return(3)                                    20.51%        22.69%        10.01%       25.02%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $91,696       $70,828       $38,517      $14,339
Ratio of expenses to average net
  assets                                            2.61%         2.61%         2.63%        2.57%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        2.61%         2.85%         2.95%        4.47%
Ratio of net investment income
  (loss) to average net assets                      0.13%         0.82%       (0.20%)      (0.35%)
Ratio of net investment income
  (loss) to average net assets
   prior to expense limitation                      0.13%         0.58%       (0.52%)      (2.25%)
Portfolio turnover                                    18%           68%           82%          49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       68

                                                                Class A

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Fixed Income Fund                            2007          2006          2005      3/31/04
Net asset value, beginning of
  period                                           $8.740        $8.890        $8.980       $8.500

Income (loss) from investment
  operations:
Net investment income(2)                            0.399         0.316         0.279        0.171
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                                0.255       (0.199)       (0.061)        0.417
                                                  -------       -------       -------      -------
Total from investment operations                    0.654         0.117         0.218        0.588
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.344)       (0.253)       (0.228)      (0.098)
Net realized gain on investments                      ---       (0.014)       (0.080)      (0.010)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.344)       (0.267)       (0.308)      (0.108)
                                                  -------       -------       -------      -------

Net asset value, end of period                     $9.050        $8.740        $8.890       $8.980
                                                  =======       =======       =======      =======

Total return(3)                                     7.58%         1.31%         2.59%        6.82%

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                        $58,691       $47,956       $33,251      $12,049
Ratio of expenses to average net
  assets                                            1.25%         1.25%         1.24%        1.20%
Ratio of expenses to average net
  assets prior to expense
  limitation and                                    1.61%         1.67%         1.70%        2.25%
expense paid indirectly
Ratio of net investment income to
  average net assets                                4.48%         3.55%         3.12%        2.88%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                   4.12%         3.13%         2.66%        1.83%
Portfolio turnover                                   238%          298%          352%         383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       69

                                                                Class B

                                                         Year ended
                                                         3/31                            8/1/03(1)

                                                                                                to
Optimum Fixed Income Fund               2008         2007          2006          2005      3/31/04
Net asset value, beginning of ;
  period                                           $8.740        $8.900        $8.990       $8.500

Income (loss) from investment
  operations:
Net investment income(2)                            0.342         0.258         0.221        0.133
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                                0.264       (0.209)       (0.055)        0.420
                                                  -------       -------       -------      -------
Total from investment operations                    0.606         0.049         0.166        0.553
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.286)       (0.195)       (0.176)      (0.053)
Net realized gain on investments                      ---        (0.014       (0.080)      (0.010)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.286)       (0.209)       (0.256)      (0.063)
                                                  -------       -------       -------      -------

Net asset value, end of period                     $9.060        $8.740        $8.900       $8.990
                                                  =======       =======       =======      =======

Total return(3)                                     7.01%         0.54%         1.88%        6.52%
                                                  -------       -------       -------      -------

Ratios and supplemental data:
Net assets, end of period (000
   omitted)                                        $9,568        $9,278        $8,405       $4,296
Ratio of expenses to average net
  assets                                            1.90%         1.90%         1.89%        1.85%
Ratio of expenses to average net
  assets prior to expense                           2.26%         2.32%         2.35%        2.90%
  limitation and expense paid
  indirectly
Ratio of net investment income to
  average net assets                                3.83%         2.90%         2.47%        2.23%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                   3.47%         2.48%         2.01%        1.18%
Portfolio turnover                                   238%          298%          352%         383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       70

                                                                Class C

                                                         Year ended
                                                         3/31                            8/1/03(1)
                                                                                                to
Optimum Fixed Income Fund               2008         2007          2006         2005       3/31/04

Net asset value, beginning of
  period                                           $8.750        $8.900        $8.990       $8.500

Income (loss) from investment
  operations:
Net investment income(2)                            0.341         0.258         0.221        0.133
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                                0.255       (0.199)       (0.055)        0.420
                                                  -------       -------       -------      -------
Total from investment operations                    0.596         0.059         0.166        0.553
                                                  -------       -------       -------      -------

Less dividends and distributions
  from:
Net investment income                             (0.286)       (0.195)       (0.176)      (0.053)
Net realized gain on investments                      ---       (0.014)       (0.080)      (0.010)
                                                  -------       -------       -------      -------
Total dividends and distributions                 (0.286)       (0.209)       (0.256)      (0.063)
                                                  -------       -------       -------      -------

Net asset value, end of period                     $9.060        $8.750        $8.900       $8.990
                                                  =======       =======       =======      =======

Total return(3)                                     6.88%         0.65%         1.88%        6.52%
                                                  -------       -------       -------      -------

Ratios and supplemental data:
Net assets, end of period (000
  omitted)                                       $227,036      $186,869      $125,301      $52,649
Ratio of expenses to average net
  assets                                            1.90%         1.90%         1.89%        1.85%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid                       2.26%         2.32%         2.35%        2.90%
  indirectly

Ratio of net investment income to
  average net assets                                3.83%         2.90%         2.47%        2.23%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                   3.47%         2.48%         2.01%        1.18%
Portfolio turnover                                   238%          298%          352%         383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager.  Performance would have been lower had the expense  limitation not been in effect.

                                       71

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table, we include  applicable fee waivers,  exclude  front-end sales charges and
CDSCs,  and assume the  shareholder  has  reinvested  all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
his figure  tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       72

Optimum Fund Name
Class name (CUSIP number; Fund number)
Optimum Large Cap Growth Fund
         Class A                             246118707       901
         Class B                             246118806       902
         Class C                             246118889       903
Optimum Large Cap Value Fund
         Class A                             246118863       905
         Class B                             246118855       906
         Class C                             246118848       907
Optimum Small-Mid Cap Growth Fund
         Class A                             246118822       909
         Class B                             246118814       910
         Class C                             246118798       911
Optimum Small-Mid Cap Value Fund
         Class A                             246118772       913
         Class B                             246118764       914
         Class C                             246118756       915
Optimum International Fund
         Class A                             246118731       917
         Class B                             246118723       918
         Class C                             246118715       919
Optimum Fixed Income Fund
         Class A                             246118681       921
         Class B                             246118673       922
         Class C                             246118665       923

                                       73

Additional  information about each Fund's investments is available in the Funds'
annual and semiannual reports to shareholders. In the Funds' shareholder report, you will find a discussion of the market  conditions and  investment  strategies that significantly affected each Fund's performance during the period covered by the report.  You can find more  information  about the Funds in the current SAI, which we have filed  electronically  with the SEC and which is legally a part of this Prospectus (it is  incorporated  by reference).  If you want a free copy of the SAI or the annual or semiannual  report,  or if you have any questions about investing in a Fund,  please  contact your  participating  securities  dealer or other financial  intermediary.  If you hold Fund shares directly with the Funds'
service  agent,  call  toll-free  800  914-0278.  The  Funds' SAI and annual and semiannual  reports to shareholders  are also available free of charge,  through the Funds' Web site (www.optimummutualfunds.com).

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov, or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Funds, including the SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                  Investment Company Act file number: 811-21335

                                       74

Prospectus        JULY [__], 2008

                          OPTIMUM LARGE CAP GROWTH FUND
                          OPTIMUM LARGE CAP VALUE FUND
                        OPTIMUM SMALL-MID CAP GROWTH FUND
                    (formerly, Optimum Small Cap Growth Fund)
                        OPTIMUM SMALL-MID CAP VALUE FUND
                    (formerly, Optimum Small Cap Value Fund)
                           OPTIMUM INTERNATIONAL FUND
                            OPTIMUM FIXED INCOME FUND

                               INSTITUTIONAL CLASS

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS, AND
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   OPTIMUM FUND TRUST * 2005 MARKET STREET * PHILADELPHIA, PENNSYLVANIA 19103

What are the Funds' investment objectives, strategies, and               page
risks?
Optimum Large Cap Growth Fund
Optimum Large Cap Value Fund
Optimum Small-Mid Cap Growth Fund
Optimum Small-Mid Cap Value Fund
Optimum International Fund
Optimum Fixed Income Fund

How have the Funds performed?                                            page

What are the Funds' fees and expenses?                                   page

More information about the Funds' risks                                  page

Disclosure of portfolio holdings information                             page

Who manages the Funds?                                                   page
Investment manager
Sub-advisers and portfolio managers

Who's Who?

About your account                                                       page
Investing in the Funds
Payments to intermediaries
How to buy shares
Fair valuation
Document delivery
How to sell shares
How to transfer shares
Account minimums
Exchanges
Frequent trading of Fund shares
Dividends, distributions, and taxes
Financial highlights                                                     page

                                       1

--------------------------------------------------------------------------------

Profile:  Optimum Large Cap Growth Fund

--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Large Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  large market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization of companies in the Russell  1000(R)Growth
Index.  A  company's  market  capitalization  is  based  on its  current  market
capitalization  or  its  market   capitalization  at  the  time  of  the  Fund's
investment.   Companies  whose  market   capitalization  no  longer  meets  this
definition   after   purchase   continue  to  be  considered  to  have  a  large
capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's manager,  Delaware  Management Company  ("Manager"),  has selected T.
Rowe Price  Associates,  Inc. ("T. Rowe Price") and Marsico Capital  Management,
LLC ("Marsico Capital") to serve as the Fund's sub-advisers. Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In  managing  its  portion of the Fund's  assets,  T. Rowe  Price  mostly  seeks investments  in  companies  that have the  ability to pay  increasing  dividends through  strong cash flow. T. Rowe Price  generally  looks for companies with an above-average  rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain  earnings  momentum  even during times of slow economic  growth.  T. Rowe  Price  believes  that when a company  increases  its earnings  faster than both  inflation and the overall  economy,  the market will eventually reward it with a higher stock price.

In  pursuing  its  investment  strategy,  T. Rowe  Price has the  discretion  to purchase some securities  that do not meet its normal  investment  criteria,  as described  above,  when it  perceives  an unusual  opportunity  for gain.  These special  situations  might  arise  when T. Rowe  Price's  management  believes a security could increase in value for a variety of reasons, including a change in management,  an extraordinary  corporate event, or a temporary  imbalance in the supply of or demand for the securities.

In selecting  investments  for the Fund,  Marsico  Capital uses an approach that combines "top-down" macro-economic analysis with "bottom-up" stock selection.

The "top-down" approach may take into consideration  macro-economic factors such as, without limitation, interest rates, inflation,  demographics, the regulatory environment,  and the global competitive landscape. In addition, Marsico Capital may also examine other factors that may include,  without  limitation,  the most attractive  global investment  opportunities,  industry  consolidation,  and the sustainability  of  financial  trends  observed.  As a result of the  "top-down"
analysis,  Marsico Capital seeks to identify  sectors,  industries and companies that may benefit from the overall trends Marsico Capital has observed.

Marsico Capital then looks for individual  companies or securities with earnings growth  potential  that  may  not be  recognized  by the  market  at  large.  In determining  whether  a  particular  company  or  security  may  be  a  suitable investment, Marsico Capital may focus on any of a number of different attributes that may include, without limitation, the company's specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance  sheet,  improving  returns on equity,  the ability to generate
free  cash  flow,  apparent  use  of  conservative  accounting  standards,   and
transparent financial disclosure); strong and ethical management;  commitment to shareholder interests;  reasonable valuations in the context of projected growth rates;  and other  indications  that a company or security may be an  attractive investment prospect. This process is called "bottom-up" stock selection.

As part of this  fundamental,  "bottom-up"  research,  Marsico Capital may visit with various levels of a company's management, as well as with its customers and
(as relevant) suppliers, distributors, and competitors. Marsico Capital also

                                       2

may prepare  detailed  earnings and cash flow models of companies.  These models may assist Marsico  Capital in projecting  potential  earnings  growth,  current income and other important  company  financial  characteristics  under different scenarios. Each model is typically customized to follow a particular company and is generally  intended to replicate and describe a company's  past,  present and potential future performance.  The models may include  quantitative  information and detailed  narratives that reflect updated  interpretations of corporate data and company and industry developments.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of default, and a more limited and less liquid secondary market than higher rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-advisers  primarily  use a particular  style or set of styles-- in this case "growth" styles-- to select  investments for the Fund. Those styles may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

                                       3

     Growth Investing Risk
     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets  compared to other types of stocks.  "Growth" stocks also tend to be sensitive to changes in their  earnings and more  volatile than other types of stocks.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Large-Capitalization Companies Risk
Large-capitalization  companies  tend to be less  volatile than  companies  with smaller  market  capitalizations.  This  potentially  lower  risk means that the
Fund's  share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence or heavy institutional selling.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       4

--------------------------------------------------------------------------------

Profile:  Optimum Large Cap Value Fund

--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Large Cap Value Fund seeks  long-term  growth of capital.  The Fund may also seek income.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes)  in  securities  of  large  market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  large market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization  of companies in the Russell  1000(R)Value
Index.  A  company's  market  capitalization  is  based  on its  current  market
capitalization  or  its  market   capitalization  at  the  time  of  the  Fund's
investment.   Companies  whose  market   capitalization  no  longer  meets  this
definition   after   purchase   continue  to  be  considered  to  have  a  large
capitalization for purposes of this 80% policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities for capital growth and income, such as preferred stocks, warrants, and  securities  convertible  into  common  stocks.  In keeping  with the Fund's investment objective, the Fund may also invest in foreign securities,  including
ADR's and other  depositary  receipts and shares;  futures,  options,  and other derivatives; and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Massachusetts  Financial Services Company ("MFS") and TCW Investment  Management
Company  ("TCW"),  to serve as the  Fund's  sub-advisers.  Each  sub-adviser  is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

MFS focuses on investing  the Fund's  assets in the stock of  companies  that it believes are undervalued  compared to their  perceived worth (value  companies).
Value  companies  tend to have  stock  prices  that  are low  relative  to their earnings,  dividends,  assets, or other financial measures. MFS uses a bottom-up investment approach in buying and selling investments for the Fund.  Investments are  selected  primarily  based on  fundamental  analysis  of issuers  and their potential in light of their current financial  condition and industry  position, and market, economic,  political, and regulatory conditions.  Factors considered may  include  analysis  of  earnings,  cash  flows,  competitive  position,  and management ability. Quantitative analysis of these and other factors may also be considered.

In managing its portion of the Fund's assets,  TCW employs a highly  disciplined investment process that has three steps. First, TCW quantitatively  analyzes the investable  universe  for  companies  that meet one (or more) of our five  value characteristics.  Given  TCW's  yield  objectives,  dividend  yield  is the most heavily  weighted  of the  five  valuation  criteria.  The  remaining  four  are price-to-earnings,  price-to-cash flow,  price-to-book value, and price-to-sales ratios equal to or lower than the overall market, as defined by the S&P 500. The second  step  is  in-depth  fundamental  analysis.  TCW's  goal  is  to  find  a fundamental  catalyst  that will lead to the stock value  being  realized in the market place such as new or strong management,  new products or market niche, or a restructuring. The third step is portfolio construction.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing  in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

                                       5

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.
     Emerging Markets Risk

     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-advisers  primarily  use a particular  style or set of styles-- in this case "value"  styles-- to select  investments for the Fund. Those styles may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value Investing Risk
     "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Large-Capitalization Companies Risk

Large-capitalization  companies  tend to be less  volatile than  companies  with smaller  market  capitalizations.  This  potentially  lower  risk means that the
Fund's  share price may not rise as much as the share prices of funds that focus on smaller capitalization companies.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

                                       6

Real Estate Industry Risk
Investments in real estate investment trusts ("REITs") may be subject to certain risks  associated with direct  ownership of real estate and with the real estate industry in general. These risks include among others:  possible declines in the value of real estate;  risks related to general and local  economic  conditions;
possible  lack  of  availability  of  mortgage  funds;  overbuilding;   extended
vacancies of properties; increases in competition, property taxes, and operating expenses;  changes in zoning  laws;  costs  resulting  from the clean-up of, and liability to third parties resulting from, environmental problems;  casualty for condemnation  losses;  uninsured  damages  from  floods,  earthquakes,  or other natural  disasters;  limitations  on and  variations  in rents;  and  changes in interest rates. REITs are subject to substantial cash flow dependency,  defaults by borrowers,  self-liquidation, and the risk of failing to qualify for tax-free pass-through  of income under the Internal  Revenue Code,  as amended  ("Code"), and/or to maintain  exemptions  from the Investment  Company Act of 1940 Act, as amended ("1940 Act"). To the extent that the Fund holds real estate directly, as a result of defaults,  or receives rental income from its real estate  holdings, its tax status as a regulated  investment  company may be jeopardized.  The Fund may also be affected by interest rate changes, particularly if the REITs hold in the Fund use floating rate debt to finance their ongoing operations.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       7

--------------------------------------------------------------------------------

Profile:  Optimum  Small-Mid Cap Growth Fund  (formerly,  Optimum  Small-Mid Cap
Growth Fund)

--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Small-Mid Cap Growth Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus borrowings for investment  purposes) in securities of small and mid-market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  small market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization of companies in the Russell  2000(R)Growth
Index, and mid-market  capitalization companies are those companies whose market capitalization  is similar  to the market  capitalization  of  companies  in the
Russell Midcap(R)Growth Index. A company's market capitalization is based on its current market  capitalization  or its market  capitalization at the time of the
Fund's investment.  Companies whose market  capitalization no longer meets their respective  definition above after purchase  continue to be considered  either a small- or  mid-capitalization  company, as applicable,  for purposes of this 80%
policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-adviser  believes  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Columbia  Wanger Asset  Management,  L.P.  ("Columbia  WAM") and Oberweis  Asset
Management,  Inc. ("OAM") to serve as the Fund's sub-advisors.  Each sub-advisor is responsible  for the day-to-day  investment  management of the portion of the
Fund's  assets that the Manager  allocates to the  sub-advisor.  The Manager may change the  allocation at any time.  The relative  values of each  sub-advisor's share of the Fund's assets also may change over time. Each  sub-advisor  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's assets,  Columbia WAM typically  looks for companies  with:  a strong  business  franchise  that offers  growth  potential;
products and services  that give the company a competitive  advantage;  and/or a stock price that Columbia WAM believes is reasonable  relative to the assets and earnings  power of the company.  Columbia WAM may identify  what it believes are important  economic,  social,  or  technological  trends  and  try  to  identify companies  it thinks  will  benefit  from  these  trends.  Columbia  WAM  relies primarily on independent,  internally  generated  research to uncover  companies that  may be less  well  known  than  the  more  popular  names.  To find  these companies,  Columbia WAM compares  growth  potential,  financial  strength,  and fundamental value among companies.

In  managing  its  portion  of the Fund's  assets,  OAM seeks to invest in those companies it considers to have above-average long-term growth potential based on its analysis of eight  factors.  OAM considers or reviews the following  factors and information as guidelines to identify such companies:  extraordinarily rapid growth in revenue;  extraordinarily rapid growth in pre-tax income; a reasonable price/earnings  ratio in  relation  to the  company's  underlying  growth  rate;
products or services that offer the opportunity  for substantial  future growth;
favorable  recent  trends  in  revenue  and  earnings  growth,  ideally  showing acceleration;  reasonable price-to-sales ratio based on the company's underlying growth  prospects  and  profit  margins;  the  company's  financial  statements, particularly  footnotes,  to identify  unusual  items which may indicate  future problems; and, high relative strength in the market, in that the company's stock has  outperformed  at least 75% of other stocks in the market over the preceding
12 months.  Such  factors and the  relative  weight given to each will vary with economic and market  conditions and the type of company being evaluated.  No one factor  will  justify,  and any one factor  could rule out, an  investment  in a particular company.

In response to market,  economic,  political, or other conditions, a sub-advisor may temporarily use a different investment strategy for defensive purposes. If a sub-advisor does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

                                       8

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments in fixed income securities may subject the Fund to the following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk
The  sub-adviser  primarily  uses a particular  style-- in this case, a "growth"
style-- to select  investments for the Fund. This style may not produce the best results over short or longer time periods and may increase the volatility of the
Fund's share price.

     Growth Investing Risk

     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets  compared to other types of stocks.  "Growth" stocks also tend to be sensitive to changes in their  earnings and more  volatile than other types of stocks.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk

                                       9

The sub-adviser's strategies and its securities selections might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small- and Mid-Market Capitalization Companies Risk
Risk is greater for investments in small-and mid-market capitalization companies because they  generally  are more  vulnerable  than larger  companies to adverse business or economic developments.  Consequently,  the prices of smaller company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       10

--------------------------------------------------------------------------------

Profile: Optimum Small-Mid Cap Value Fund (formerly, Optimum Small-Mid Cap Value
Fund)

--------------------------------------------------------------------------------

What is the Fund's investment objective?
The Small-Mid Cap Value Fund seeks long-term growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus borrowings for investment  purposes) in securities of small and mid-market capitalization companies ("80% policy"). This policy may be changed only upon 60 days' prior  notice to  shareholders.  For  purposes of this Fund,  small market capitalization  companies are those  companies  whose market  capitalization  is similar to the market  capitalization  of companies in the Russell  2000(R)Value
Index, and mid-market  capitalization companies are those companies whose market capitalization  is similar  to the market  capitalization  of  companies  in the
Russell  Midcap(R)Value Index. A company's market capitalization is based on its current market  capitalization  or its market  capitalization at the time of the
Fund's investment.  Companies whose market  capitalization no longer meets their respective  definition above after purchase  continue to be considered  either a small- or  mid-capitalization  company, as applicable,  for purposes of this 80%
policy.

The Fund intends to invest primarily in common stocks of U.S. companies,  but it may also  invest  in other  securities  that the  sub-advisers  believe  provide opportunities  for capital  growth,  such as  preferred  stocks,  warrants,  and securities convertible into common stocks. In keeping with the Fund's investment objective,  the Fund may also invest in foreign securities,  including ADR's and other depositary receipts and shares;  futures,  options, and other derivatives;
and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  the  Delafield  Asset
Management Division of Reich & Tang Asset Management, LLC ("Delafield"), and The
Killen  Group,  Inc.  ("Killen")  to  serve  as the  Fund's  sub-advisers.  Each sub-adviser  is  responsible  for the  day-to-day  investment  management of the portion of the Fund's assets that the Manager allocates to the sub-adviser.  The
Manager  may change the  allocation  at any time.  The  relative  values of each sub-adviser's  share of the  Fund's  assets  also may  change  over  time.  Each sub-adviser  selects  investments  for its  portion of the Fund based on its own investment style and strategy.

In  managing  its  portion  of the  Fund's  assets,  H&W  employs a  disciplined bottom-up,  value-oriented  investment  style  with an  emphasis  on  internally generated fundamental research. The investment process is designed to expose the
Fund to value  factors that the  sub-adviser  believes  will lead to  attractive risk-adjusted returns.

In  managing  its  portion of the Fund's  assets,  Delafield  considers  factors including  the  value of  individual  securities  relative  to other  investment alternatives,  trends in the determinants of corporate  profits,  corporate cash flow,  balance sheet  changes,  management  capability  and  practices,  and the economic  and  political  outlook.  Although  the balance  sheet of a company is
important  to  the  sub-adviser's   analysis,  the  sub-adviser  may  invest  in
financially  troubled companies if the sub-adviser  believes that the underlying assets  are worth far more than the market  price of the  shares.  In  addition, companies  generating free cash flow will be considered  attractive.  Securities will also be assessed upon their earning power,  stated asset value, and off the balance sheet values.  Delafield intends to invest in companies that are managed for the benefit of their  shareholders  and not by management  that believes the most important measure of a company's success is its size.

In managing its portion of the Fund's  assets,  Killen adheres to the principles of value investing, using a fundamental, bottom-up approach. Investment research is conducted and produced  internally by Killen's own staff. Killen seeks to buy securities  that it believes to be undervalued  and that offer the potential for long-term capital gains. Generally, the sub-adviser's average holding period for securities is three to four years.  Killen will typically hold  approximately 40 stocks in its portion of the Fund's assets.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

                                       11

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Foreign Risk

The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Investment Style Risk

The  sub-advisers  primarily  use a particular  style or set of styles-- in this case "value"  styles-- to select  investments for the Fund. Those styles may not produce the best  results over short or longer time periods and may increase the volatility of the Fund's share price.

     Value Investing Risk
    "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

                                       12

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

Small- and Mid-Market Capitalization Companies Risk
Risk is greater for investments in small-and mid-market capitalization companies because they  generally  are more  vulnerable  than larger  companies to adverse business or economic developments.  Consequently,  the prices of smaller company stocks tend to rise and fall in value more  frequently than the stocks of larger companies.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       13

--------------------------------------------------------------------------------

Profile:  Optimum International Fund

--------------------------------------------------------------------------------

What is the Fund's investment objective?
The International Fund seeks long-term growth of capital. The Fund may also seek income.

What are the Fund's main investment strategies?
The Fund  invests  primarily in non-U.S.  securities,  including  securities  of issuers located in emerging markets.  The Fund does not limit its investments to issuers within a specific market capitalization range.

The Fund intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital
growth  and  income,  such  as  preferred  stocks,   warrants,   and  securities
convertible into common stocks. In keeping with the Fund's investment objective, the Fund may also invest in futures,  options, and other derivatives;  and fixed income securities, including those rated below investment grade.

The Fund's  manager,  Delaware  Management  Company  ("Manager"),  has  selected
Mondrian Investment  Partners Limited  ("Mondrian") and  AllianceBernstein  L.P.
("AllianceBernstein")  to serve as the Fund's sub-advisers.  Each sub-adviser is responsible  for the  day-to-day  investment  management  of the  portion of the
Fund's  assets that the Manager  allocates to the  sub-adviser.  The Manager may change the  allocation at any time.  The relative  values of each  sub-adviser's share of the Fund's assets also may change over time. Each  sub-adviser  selects investments  for its portion of the Fund based on its own  investment  style and strategy.

In managing its portion of the Fund's  assets,  Mondrian  uses a  value-oriented approach that emphasizes individual stock selection.  Mondrian conducts research on a global basis in an effort to identify  securities  that have the  potential for long-term capital growth and income.  The center of the research effort is a value-oriented  dividend  discount  methodology  for  individual  securities and market  analysis that isolates  value across country  boundaries.  This approach focuses  on  future  anticipated  dividends  and  discounts  the  value of those dividends  back to what  they  would be worth if they  were  being  paid  today.
Comparisons of the values of different  possible  investments  are then made. In deciding to buy or sell an investment,  Mondrian also considers  movement in the price of individual  securities and the impact of currency adjustments on a U.S.
domiciled, dollar-based investor.

In managing its portion of the Fund's  assets,  AllianceBernstein  starts from a broad  universe of  companies  outside the U.S. in the  developed  and  emerging markets. AllianceBernstein screens this universe with a proprietary quantitative return model to identify the companies that it believes have the most attractive valuation and success attributes.  AllianceBernstein reviews the model daily and subjects the most attractively ranked stocks to extensive  fundamental  research by  its  company  and  industry  analysts.  AllianceBernstein  analysts  conduct in-depth research of the companies and industries and derive detailed  forecasts of earnings,  balance sheet strength,  and cash flows for the next three to five years.  Each analyst's  assumptions and conclusions are challenged in an intense research  review  process to ensure that they are  consistent,  insightful,  and robust.  Once the group has  identified  the stocks with  high-quality  expected returns and  attractive  business  prospects,  AllianceBernstein's  Global Value
Investment Policy Group selects stocks for the portfolio.

AllianceBernstein  re-ranks all the stocks in their investment universe daily to systematically  reflect changes in expected returns.  Companies generally become sell  candidates  when they fall to the  median  ranking in this  model,  if not sooner.  This disciplined sell process allows  AllianceBernstein  to continually reinvest  in their best  investment  ideas.  The  portfolio  is  reviewed  using
AllianceBernstein's  propriety  risk tools to attempt to ensure  that the levels and types of risk taken are  consistent  with the  investment  opportunity.  All fundamental and quantitative research used in the management of the portfolio is performed internally by AllianceBernstein.

In response to market,  economic,  political, or other conditions, a sub-adviser may temporarily use a different investment strategy for defensive purposes. If a sub-adviser does so, different  factors could affect the Fund's  performance and the Fund  may not  achieve  its  investment  objective.  The  Fund's  investment objective is non-fundamental  and may be changed without  shareholder  approval.
However,   the  Fund's   Board  of   Trustees   must   approve  any  changes  to
non-fundamental  investment objectives, and the Fund will notify shareholders at least 60 days prior to a material change in the Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

                                       14

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Equity Risk
Stocks and other equity securities generally fluctuate in value more than bonds.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default  and a more  limited  and less  liquid  secondary  market  than higher-rated securities.

Foreign Risk

The Fund invests primarily in non-U.S. securities but, in any event, will invest at least 65% of its net assets in non-U.S. securities. The Fund's investments in foreign securities may be adversely affected by political developments,  changes
in  currency  exchange  rates,  foreign  economic   conditions,   or  inadequate
regulatory  and accounting  standards.  Foreign  securities  markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Market Risk
This is the risk that all or a majority of the  securities in a certain market -
like the stock or bond market - will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The  sub-advisers'  strategies  and their  securities  selections  might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund expenses and could reduce investment returns.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       15

--------------------------------------------------------------------------------

Profile:  Optimum Fixed Income Fund

--------------------------------------------------------------------------------

What is the Fund's investment objective?

The Fixed  Income  Fund  seeks a high  level of  income.  The Fund may also seek growth of capital.

What are the Fund's main investment strategies?
Under  normal  circumstances,  the Fund  invests  at least 80% of its net assets
(plus  borrowings  for  investment  purposes) in fixed income  securities.  This policy may be changed only upon 60 days' prior notice to shareholders.  The Fund focuses  on  securities  issued  or  guaranteed  by the U.S.  government  or its agencies or instrumentalities, corporate debt securities, taxable and tax-exempt municipal securities,  and mortgage-backed and asset-backed securities. The Fund invests  primarily in investment  grade fixed income  securities (that is, those rated in the  four  highest  rating  categories  by  Standard  & Poor's  Ratings
Services  ("S&P"),  Moody's Investors  Service,  Inc.  ("Moody's"),  Fitch, Inc.
("Fitch")  or, if  unrated,  determined  by  Delaware  Management  Company  (the
"Manager") or a sub-adviser to be of comparable quality).

The Fund may also invest in high yield  securities  ("junk  bonds")  rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, or, if unrated,  determined by the Manager or the sub-adviser to be of comparable quality.  The Fund may invest in securities  denominated  in foreign  currencies  and U.S.  dollar-denominated securities of foreign issuers. In keeping with the Fund's investment  objective, the Fund may also invest in futures,  options,  credit default swaps,  and other derivatives.  The Fund may purchase  individual  securities  of any maturity but generally will maintain a dollar weighted average portfolio  maturity of five to
10 years.  The Fund  normally will have a duration that is comparable to that of the Lehman Brothers Aggregate Bond Index.  Duration is a measure of the expected change in value from  changes in interest  rates.  Typically,  a bond with a low
(short)  duration  means  that its  value is less  sensitive  to  interest  rate changes, while bonds with a high (long) duration are more sensitive.

The Manager has selected TCW Investment  Management  Company ("TCW") to serve as the Fund's  sub-adviser.  The  sub-adviser  is  responsible  for the  day-to-day investment  management  of the  portion of the Fund's  assets  that the  Manager allocates to the sub-adviser. The Manager also is responsible for the day-to-day investment  management of a portion of the Fund's assets. The Manager may change
the  allocation  at  any  time.  The  relative   values  of  the  Manager's  and
sub-adviser's  share of the Fund's assets also may change over time. The Manager and the sub-adviser each select investments for its portion of the Fund based on its own investment style and strategy.

In managing its portion of the Fund's assets, the Manager allocates  investments principally  among the  following  four sectors of the fixed  income  securities market:  (1) the U.S.  Investment Grade Sector;  (2) the U.S. High Yield Sector;
(3) the  International  Developed  Markets Sector;  and (4) the Emerging Markets
Sector.  The Manager  determines  how much to allocate to each of these  sectors based on its evaluation of economic and market  conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the sectors.

In managing its portion of the Fund's assets, TCW focuses on fully understanding a wide range of mortgage  security  structures  and the variables  affecting the returns of these and other  investments.  Emphasis  is placed on  attempting  to reduce  exposure  to  those  variables  which  can  adversely  impact  portfolio performance.  The effect of varying  interest rates on portfolio yield and total return is quantified using a variety of analytical  tools and computer  systems.
TCW's  investment  process is grounded in long-term  value  considerations.  The process  focuses  on  structuring  investment  portfolios  taking  into  account variables,  such as interest rates,  mortgage  prepayment rates, call protection and security  structure.  TCW's  portion of the Fund's  assets will be primarily invested in mortgage-backed securities under most market conditions but exposure to the  sector  can be  reduced,  however,  when TCW  believes  that  the  yield advantage over Treasury  security  alternatives  shrinks to a level at which the latter offers greater long-term value.

In response to market, economic,  political, or other conditions, the Manager or the  sub-adviser  may  temporarily  use  a  different  investment  strategy  for defensive purposes. If the Manager or the sub-adviser does so, different factors could affect the Fund's  performance and the Fund may not achieve its investment objective. The Fund's investment objective is non-fundamental and may be changed without shareholder approval. However, the Fund's Board of Trustees must approve any changes to non-fundamental  investment objectives,  and the Fund will notify shareholders  at  least  60  days  prior  to a  material  change  in the  Fund's objective.

What are the main risks of investing in the Fund?
Investing  in any mutual fund  involves  risk,  including  the risk that you may receive  little to no return on your  investment  and the risk that you may lose part or all of the money you invest.  Before you invest in the Fund,  you should carefully evaluate these risks.

                                       16

The Fund's  performance  may be affected by one or more of the following  risks, which are  described in more detail in the section "More  information  about the
Funds' risks."

Derivatives Risk
The Fund's  investments in derivatives  may rise or fall more rapidly than other investments.

Fixed Income Risk
Investments  in fixed income  securities  may subject the Fund to the  following risks:

     Credit Risk
     An issuer of a  security  may not be able to make  interest  and  principal payments when due.

     Interest Rate Risk
     In general,  securities,  particularly bonds with longer  maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated securities.

Mortgage-Backed and Asset-Backed Securities Risk
This  is  the  risk  that  the  principal  on  mortgage-backed  or  asset-backed securities  may be prepaid at any time,  which will  reduce the yield and market value.

Foreign Risk
The Fund's  investments  in foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic
conditions,   or  inadequate  regulatory  and  accounting   standards.   Foreign
securities markets may be less liquid and more volatile than U.S. markets.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies may negatively affect the value of an investment.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole.

Liquidity Risk
The Fund's  investments in illiquid  securities may reduce its return because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk

This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as adverse  political  or economic  conditions,  future  expectations,  or investor confidence.

Portfolio Management Risk
The Manager's and the sub-adviser's  strategies and their securities  selections might fail to produce the intended result.

Portfolio Turnover Risk
High portfolio  turnover may result in increased  transaction costs to the Fund, which may result in higher Fund  expenses and could reduce  investment  returns.
The Fund's annual portfolio turnover rate may be considerably in excess of 100%.

An  investment  in the Fund is not a deposit  of any bank and is not  insured or guaranteed by the Federal Deposit  Insurance  Corporation  ("FDIC") or any other government agency.

                                       17

You  should  keep  in mind  that an  investment  in the  Fund is not a  complete investment  program;  it  should  be  considered  just  one  part of your  total financial plan. Be sure to discuss this Fund with your participating  securities dealer or other financial intermediary to determine whether it is an appropriate choice for you.

                                       18

--------------------------------------------------------------------------------
How have the Funds performed?
--------------------------------------------------------------------------------

How has the Optimum Large Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see footnote 1 on page [___] for additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------

2004           2005        2006        2007

-------------- ----------- ----------- -----------

12.21%         6.43%       9.27%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of x.xx%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 11.03% for the quarter ended  December  31,  2004 and its  lowest  quarterly  return was -4.64% for the quarter ended March 31, 2005.

Average annual returns for periods ending 12/31/07

------------------------------------------------- -------------- ----------------
                                                         1 year        Lifetime*
------------------------------------------------- -------------- ----------------

Return before taxes                                       x.xx%           xx.xx%

------------------------------------------------- -------------- ----------------
Return after taxes on distributions                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale
 of Fund shares                                           x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Russell 1000(R)Growth Index (reflects no
 deduction for fees, expenses, or taxes)                  x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Growth Index. The Index measures the performance of those Russell 1000 companies
(the 1,000  largest  companies  included in the Russell  3000 Index) with higher price-to-book and  price-to-earnings  ratios,  lower dividend yields, and higher forecasted  growth  values  than the Value  universe.  The  Russell  3000  Index measures the performance of the 3,000 largest U.S.  companies,  as determined by total market  capitalization.  You should  remember  that,  unlike the Fund, the
Russell 1000 Growth Index is unmanaged  and does not reflect the actual costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and individual  retirement accounts ("IRAs").  The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect  during the periods  presented and do not reflect the impact of state and
local   taxes.   The   after-tax   rate  used  is  based  on  the   current  tax
characterization  of the elements of the Fund's  returns  (e.g.,  qualified  vs.
non-qualified   dividends)   and  may  be   different   than   the   final   tax
characterization  of such  elements.  Past  performance,  both  before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007.

                                       19

How has the Optimum Large Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns of shares for the  one-year and lifetime  periods.  The Fund's past  performance
(before and after taxes) is not necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.
The returns  would be lower  without the expense  cap.  Please see footnote 1 on page [___] for additional information about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------

14.06%         5.81%       19.05%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of x.xx%. During the periods illustrated in this bar chart, the  Institutional  Class'  highest  quarterly  return was 9.87% for the quarter ended  December  31,  2004 and its  lowest  quarterly  return  was 0.18% for the quarter ended March 31, 2005.

Average annual returns for periods ending 12/31/07

------------------------------------------------- -------------- ----------------
                                                         1 year        Lifetime*
------------------------------------------------- -------------- ----------------
Return before taxes                                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale
  of Fund shares                                           x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Russell 1000(R)Value Index (reflects no
 deduction for fees, expenses, or taxes)                   x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 1000
Value Index.  The Index measures the performance of those Russell 1000 companies
(the 1,000  largest  companies  included in the  Russell  3000 Index) with lower price-to-book and  price-to-earnings  ratios,  higher dividend yields, and lower forecasted  growth  values  than the Growth  universe.  The  Russell  3000 Index measures the performance of the 3,000 largest U.S.  companies,  as determined by total market  capitalization.  You should  remember  that,  unlike the Fund, the
Russell 1000 Value Index is  unmanaged  and does not reflect the actual costs of operating  a mutual  fund,  such as the costs of buying,  selling,  and  holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007

                                       20

How has the Optimum Small-Mid Cap Growth Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see footnote 1 on page [___] for additional  information  about the expense cap.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR-BY-YEAR TOTAL RETURN (INSTITUTIONAL CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------

16.83%         5.79%       8.57%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of x.xx%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 16.05% for the quarter ended  December  31,  2004 and its  lowest  quarterly  return was -7.03% for the quarter ended September 30, 2004.

Effective January 1, 2008, the Fund's investment  strategies were changed from a focus on small-capitalization  companies to a focus on small-capitalization  and mid-capitalization  companies.  By adopting this change, the Fund's sub-advisers have a  larger  universe  of  companies  in  which to  invest  pursuant  to each sub-adviser's current investment style and strategy.

Average annual returns for periods ending 12/31/07

------------------------------------------------- ------------ ----------------
                                                       1 year        Lifetime*
------------------------------------------------- ------------ ----------------
Return before taxes                                     x.xx%           xx.xx%
------------------------------------------------- ------------ ----------------
Return after taxes on distributions                     x.xx%           xx.xx%
------------------------------------------------- ------------ ----------------
Return after taxes on distributions and sale
  of Fund shares                                        x.xx%           xx.xx%
------------------------------------------------- ------------ ----------------
Russell 2500(R) Growth Index (reflects no
  deduction for fees, expenses, or taxes)**             x.xx%           xx.xx%
------------------------------------------------- ------------ ----------------
Russell 2000(R) Growth Index (reflects no
  deduction for fees, expenses, or taxes)**             x.xx%           xx.xx%
------------------------------------------------- ------------ ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2500
Growth  Index and the Russell 2000 Growth  Index.  The Russell 2500 Growth Index
measures the  performance  of the small- to mid-cap  growth  segment of the U.S.
equity   universe.   It  includes  those  Russell  2500  companies  with  higher price-to-book and higher forecasted growth values. The Russell 2000 Growth Index measures the  performance  of the small-cap  growth  segment of the U.S.  equity universe.  It includes those Russell 2000  companies  with higher  price-to-book ratios and higher forecasted growth values. You should remember that, unlike the
Fund, the Russell 2000 Growth Index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling,  and holding securities. Maximum sales charges are included in the Fund returns shown above.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007.

**   The Russell 2500 Growth Index is replacing the Russell 2000 Growth Index as the Fund's  benchmark.  As a result of the changes in the Fund's investment strategies,  as described above, the Manager believes that the Russell 2500
     Growth Index is a more accurate  benchmark of the Fund's  investments.  The
     Russell  2000 Growth  Index may be  excluded  from this  comparison  in the future.

                                       21

How has the Optimum Small-Mid Cap Value Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see footnote 1 on page [___] for additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------

26.74%         7.97%       10.09%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 13.25% for the quarter ended  December  31,  2004 and its  lowest  quarterly  return was -6.55% for the quarter ended June 30, 2006.

Effective January 1, 2008, the Fund's investment  strategies were changed from a focus on small-capitalization  companies to a focus on small-capitalization  and mid-capitalization  companies.  By adopting this change, the Fund's sub-advisers have a  larger  universe  of  companies  in  which to  invest  pursuant  to each sub-adviser's current investment style and strategy.

Average annual returns for periods ending 12/31/07

------------------------------------------------- -------------- ----------------
                                                         1 year        Lifetime*
------------------------------------------------- -------------- ----------------
Return before taxes                                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale
  of Fund shares                                          x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Russell 2500(R)Value Index (reflects no
  deduction for fees, expenses, or taxes)**               x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Russell 2000(R)Value Index (reflects no
  deduction for fees, expenses, or taxes)**               x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------

The Fund's  returns  above are compared to the  performance  of the Russell 2500
Value  Index and the Russell  2000 Value  Index.  The  Russell  2500 Value Index
measures the  performance  of the small- to mid-cap  growth  segment of the U.S.
equity   universe.   It  includes   those  Russell  2500  companies  with  lower
price-to-book  ratios and lower forecasted growth values. The Russell 2000 Value
Index measures the performance of the small-cap value segment of the U.S. equity universe.  It includes  those Russell 2000  companies  with lower  price-to-book ratios and lower forecasted growth values.  You should remember that, unlike the
Fund,  the Russell 2000 Value index is unmanaged and does not reflect the actual costs of  operating a mutual  fund,  such as the costs of buying,  selling,  and holding securities. Maximum sales charges are included in the Fund returns shown above.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007.

**   The Russell 2500 Value Index is  replacing  the Russell 2000 Value Index as the Fund's  benchmark.  As a result of the changes in the Fund's investment strategies,  as described above, the Manager believes that the Russell 2500
     Value Index is a more  accurate  benchmark of the Fund's  investments.  The
     Russell  2000  Value  Index may be  excluded  from this  comparison  in the future.

                                       22

How has the Optimum International Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four years,  as well as the average  annual  returns of the
Institutional  Class shares for the one-year  and lifetime  periods.  The Fund's past  performance  (before and after taxes) is not  necessarily an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods.  The returns would be lower without the expense cap.  Please see footnote 1 on page [___] for additional information about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------

17.70%         11.79%      29.54%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date return of xx.xx%. During the periods illustrated in this bar chart, the  Institutional  Class' highest  quarterly  return was 13.09% for the quarter ended  December  31,  2004 and its  lowest  quarterly  return was -1.10% for the quarter ended March 31, 2005.

Average annual returns for periods ending 12/31/07

------------------------------------------------- -------------- ----------------
                                                         1 year        Lifetime*
------------------------------------------------- -------------- ----------------
Return before taxes                                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions                       x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
Return after taxes on distributions and sale
  of Fund shares                                          x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------
MSCI EAFE Index (reflects no deduction for
  fees, expenses, or taxes)                               x.xx%           xx.xx%
------------------------------------------------- -------------- ----------------

The Fund's returns above are compared to the performance of the MSCI EAFE Index.
The Index  measures the  performance of over 1,000 equity  securities  issued by companies  located in 21 countries and listed on the stock  exchanges of Europe,
Australasia,  and the Far East.  Returns are based in U.S.  dollars.  You should remember that,  unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund,  such as the costs of buying,  selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007

                                       23

How has the Optimum Fixed Income Fund performed?

This bar chart and table can help you  evaluate  the risks of  investing  in the
Fund. We show how annual returns for the Fund's  Institutional Class shares have varied over the past four calendar  years, as well as the average annual returns of the  Institutional  Class shares for the one-year and lifetime  periods.  The
Fund's  past  performance  (before  and  after  taxes)  is  not  necessarily  an indication of how it will perform in the future.  The returns reflect an expense cap in effect during the periods. The returns would be lower without the expense cap.  Please see footnote 1 on page [___] for additional  information  about the expense cap.

[GRAPHIC OMITTED:  BAR CHART SHOWING  YEAR-BY-YEAR  TOTAL RETURN  (INSTITUTIONAL
CLASS)]

Year-by-year total return (Institutional Class)

-------------- ----------- ----------- -----------
2004           2005        2006        2007
-------------- ----------- ----------- -----------

6.13%          1.00%       5.84%

-------------- ----------- ----------- -----------

As of June 30,  2008,  the  Fund's  Institutional  Class  shares  had a calendar year-to-date  return of x.xx%. During the periods illustrated in this bar chart, the  Institutional  Class'  highest  quarterly  return was 3.78% for the quarter ended  September  30,  2006 and its lowest  quarterly  return was -2.15% for the quarter ended June 30, 2004.

Average annual returns for periods ending 12/31/07

------------------------------------------------- ----------- --------------
                                                      1 year      Lifetime*
------------------------------------------------- ----------- --------------
Return before taxes                                    x.xx%         xx.xx%
------------------------------------------------- ----------- --------------
Return after taxes on distributions                    x.xx%         xx.xx%
------------------------------------------------- ----------- --------------
Return after taxes on distributions and sale
  of Fund shares                                       x.xx%         xx.xx%
------------------------------------------------- ----------- --------------
Lehman Brothers Aggregate Bond Index (
  reflects no deduction for fees, expenses,
  or taxes)                                            x.xx%         xx.xx%
------------------------------------------------- ----------- --------------

The Fund's returns above are compared to the  performance of the Lehman Brothers
Aggregate Bond Index. The Index covers investment-grade  fixed-rate debt issues, including government,  corporate,  asset-backed, and mortgage-backed securities, with maturities of one year or more. You should remember that,  unlike the Fund, the Index is  unmanaged  and does not  reflect the actual  costs of  operating a mutual fund, such as the costs of buying, selling, and holding securities.

Actual after-tax  returns depend on the investor's  individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred  investment  vehicles,  such as  employer-sponsored  401(k)
plans and IRAs.  The after-tax  returns shown are  calculated  using the highest individual  federal  marginal  income  tax rates in effect  during  the  periods presented and do not reflect the impact of state and local taxes.  The after-tax rate used is based on the current tax  characterization  of the  elements of the
Fund's  returns  (e.g.,  qualified  vs.  non-qualified  dividends)  and  may  be
different  than  the  final  tax   characterization   of  such  elements.   Past
performance, both before and after taxes, is not a guarantee of future results.

*    Lifetime  returns  are shown if the Fund or Class  existed for less than 10 years.  The inception  date for the Fund's  Institutional  Class shares was
     August 1, 2003. The Index reports returns on a monthly basis as of the last day of the month. As a result, the Index return for the Institutional Class lifetime reflects the return from August 31, 2003 to December 31, 2007.

                                       24

--------------------------------------------------------------------------------
What are the Funds' fees and expenses?
--------------------------------------------------------------------------------

The  following  tables  describe the fees and expenses that you may pay when you buy, hold, or sell Institutional Class shares of the Funds.

Shareholder Fees (fees paid directly from your
  investment)(1)

Maximum sales charge (load) imposed on purchases
  (as a percentage of offering price)                                       None
Maximum  contingent  deferred sales charge (load)
  (as a percentage of original  purchase price or
  redemption proceeds, whichever is lower)                                  None
Sales charge (load) imposed on reinvested
  dividends and other distributions                                         None
Redemption fee                                                              None

(1)  You may pay fees  charged  in  connection  with  certain  activity  in your brokerage  account  directly  from your Fund  investment.  Please  see your brokerage account materials for additional information.

Annual Operating Expenses (expenses that are deducted from Fund assets)

Large Cap Growth Fund                                        INSTITUTIONAL CLASS
Management fee(1)                                                          0.77%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class operating expenses                                      x.xx%
Fee waivers and payments                                                 (x.xx%)
Net annual class operating expenses                                        x.xx%

Large Cap Value Fund                                         INSTITUTIONAL CLASS
Management fee(1)                                                          0.73%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class  operating expenses                                   (x.xx%)
Fee waivers and payments                                                   x.xx%
Net annual class operating expenses                                        x.xx%

Small-Mid Cap Growth Fund                                    INSTITUTIONAL CLASS
Management fee(1)                                                          1.10%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class operating expenses                                   (x.xx%)
Fee waivers and payments                                                   x.xx%
Net annual class operating expenses                                        x.xx%

Small-Mid Cap Value Fund                                     INSTITUTIONAL CLASS
Management fee(1)                                                          1.04%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class operating expenses                                    (x.xx%)
Fee waivers and payments                                                   x.xx%
Net annual class operating expenses                                        x.xx%

International Fund                                           INSTITUTIONAL CLASS
Management fee(1)                                                          0.80%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class operating expense                                     (x.xx%)
Fee waivers and payments                                                   x.xx%
Net annual class operating expenses                                        x.xx%

Fixed Income Fund                                            INSTITUTIONAL CLASS
Management fee(1)                                                          0.61%
Distribution and/or service (12b-1) fees                                    None
Other expenses                                                             x.xx%
Total annual class operating expense                                     (x.xx%)
Reimbursed expenses/waived fees                                            x.xx%
Net annual class operating expenses                                        x.xx%

                                       25

(1)  [confirm:]  The  Manager  has  contracted  to waive all or a portion of its investment  advisory  fees  and/or  reimburse  expenses  from July 31, 2008 through  August 1, 2009 in order to prevent  total annual  class  operating expenses  (excluding  any 12b-1 plan  expenses,  taxes,  interest,  inverse floater program  expenses,  brokerage fees,  certain  insurance  costs, and non-routine  expenses  or  costs,  including,  but not  limited  to,  those relating to  reorganizations,  litigation,  certain Trustee retirement plan expenses,  conducting shareholder meetings, and liquidations (collectively,
     "non-routine  expenses")) from exceeding,  in an aggregate  amount,  1.29%;
     1.19%;  1.55%; 1.40%; 1.44%; and 0.89% of average daily net assets of Large
     Cap Growth Fund; Large Cap Value Fund; Small-Mid Cap Growth Fund; Small-Mid
     Cap Value Fund;  International  Fund; and Fixed Income Fund,  respectively.
     For purposes of these waivers and reimbursements,  non-routine expenses may also include such additional  costs and expenses as may be agreed upon from time to time by the Funds'  Board of Trustees  ("Board")  and the  Manager.
     These  expense  waivers  and  reimbursements  apply only to  expenses  paid directly by a Fund.

This  example is intended to help you  compare the cost of  investing  in a Fund with the cost of investing in other mutual funds. We show the cumulative  amount of Fund  expenses  on a  hypothetical  investment  of $10,000  with an annual 5%
return over the time periods shown. A Fund's actual rate of return may be higher or lower than the  hypothetical 5% return we use here. This example reflects the net operating expenses (with expense  reimbursements and/or fee waivers) for the one-year  contractual  period and the total operating  expenses (without expense reimbursements  and/or fee waivers) for years two through 10. This is an example only and does not represent future  expenses,  which may be greater or less than those shown here.

                                                             INSTITUTIONAL CLASS
Large Cap Growth Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx
Large Cap Value Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx
Small-Mid Cap Growth Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx
Small-Mid Cap Value Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx
International Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx
Fixed Income Fund
1 Year                                                                      $xxx
3 Years                                                                     $xxx
5 Years                                                                     $xxx
10 Years                                                                  $x,xxx

More information about the Funds' risks

Investing  in any mutual fund  involves  risk,  including  the risk that you may receive little or no return on your  investment,  and the risk that you may lose part or all of the money you  invest.  Before you  invest in a Fund,  you should carefully evaluate the risks associated with that Fund.

The Funds have main investment  strategies  that come with inherent risks.  Each
Fund's main risks are identified in its Fund profile under the heading "What are the main  risks of  investing  in the Fund?" and are  described  in more  detail below.

                                       26

Also described  below are additional  risks to which each Fund may be subject by investing  in various  types of  securities  or engaging  in various  practices.
Unless otherwise  indicated,  each risk applies to all of the Funds.  Please see the  Statement of  Additional  Information  ("SAI") for a further  discussion of these risks and other risks not discussed here.

Convertible Securities Risk
The value of  convertible  securities  fluctuates  in  relation  to  changes  in interest rates and the value of the underlying common stock.

Counterparty Risk
This is the risk that a Fund may lose  money  because a party  that the  Manager contracts  with to buy or sell  securities  fails  to  fulfill  its  side of the agreement.  In  addition,  a Fund may lend up to 25% of its assets to  qualified broker/dealers or institutional  investors for their use relating to short sales or  other  security  transactions,  and  such  transactions  expose  the Fund to counterparty risk as further described in the Funds' SAI.

Derivatives Risk
A derivative  instrument is an investment contract whose value depends on (or is derived  from)  the  value of an  underlying  asset,  interest  rate,  or index.
Options,  futures  contracts,  credit default swaps,  and forward  contracts are examples of  derivatives.  A Fund's  investments in derivatives may rise or fall more rapidly than other  investments.  These transactions are subject to changes in the underlying  security on which such  transactions are based.  Even a small investment in derivative  securities  can have a significant  impact on a Fund's total  return,  and it is possible for a Fund's losses on a derivative to exceed its  investment.  Derivatives are subject to a number of risks such as liquidity risk,  interest rate risk,  market risk,  credit risk, and portfolio  management risk.  They also involve the risk of  mispricing  or improper  valuation and the risk that changes in the value of a derivative  may not correlate  well with the underlying asset,  interest rate, or index.  These types of transactions will be used for a number of reasons,  including: to manage a Fund's exposure to changes in securities  prices and foreign  currencies;  to  efficiently  adjust a Fund's overall exposure to certain markets;  in an effort to enhance income; to protect the value of portfolio securities ("hedging"); and to serve as a cash management tool.  When a  derivative  security  is used as a hedge  against  an  offsetting position that a Fund also holds,  any loss generated by the derivative  security should be  substantially  offset  by gains on the  hedged  instrument,  and vice versa.  However, a lack of correlation between the value of a derivative and the assets  being hedged could render a Fund's  hedging  strategy  unsuccessful  and could result in losses. To the extent that a Fund uses a derivative security for purposes  other than as a hedge,  the Fund is  directly  exposed to the risks of that derivative  security and any loss generated by the derivative security will not be offset by a gain.

Equity Risk
Stocks and other equity securities  generally fluctuate in value more than bonds and may decline in value over short or over extended periods,  regardless of the success or failure of a company's operations.

Fixed Income Risk
To the extent that a Fund  invests a  substantial  amount of its assets in fixed income securities, the Fund may be subject to the following risks:

     Credit Risk
     It is  possible  that the  issuer  of a  security  will not be able to make interest and principal payments when due.

     Interest Rate Risk
     This  is  the  risk  that  securities,   particularly   bonds  with  longer
     maturities,  will decrease in value if interest  rates rise and increase in value if interest rates fall.

     Lower-Rated Securities Risk
     "Junk" or "high yield,  high-risk"  bonds,  while  generally  having higher yields, are subject to reduced creditworthiness of issuers, increased risks of  default,  and a more  limited  and less  liquid  secondary  market than higher-rated  securities.  These  securities  are subject to greater  price volatility and risk of loss of income and principal  than are  higher-rated securities. Lower-rated and unrated fixed income securities tend to reflect short-term  corporate  and market  developments  to a greater  extent  than higher-rated fixed income securities, which react primarily to fluctuations in the general  level of interest  rates.  Fixed income  securities of this type are considered to be of poor standing and primarily speculative.  Such securities are subject to a substantial degree of credit risk.

     Mortgage-Backed and Asset-Backed Securities Risk

     This is the risk that the  principal  on mortgage-  backed or  asset-backed securities  may be  prepaid at any time,  which  will  reduce the yield and market value.  If interest  rates fall,  the rate of  prepayments  tends to increase as

                                       27

     borrowers  are  motivated to pay off debt and refinance at new lower rates.
     Rising  interest  rates tend to extend  the  duration  of  mortgage-related securities,  making them more sensitive to changes in interest  rates. As a
     result,   in  a  period  of  rising  interest  rates,  a  Fund  that  holds mortgage-related  securities  may exhibit  additional  volatility.  This is known as extension risk.

Foreign Risk
A  Fund's  investments  in  foreign  securities  may be  adversely  affected  by political  developments,  changes in currency  exchange rates,  foreign economic conditions,  or inadequate  regulatory  and accounting  standards.  In addition, there is the  possibility of  expropriation,  nationalization,  or  confiscatory taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and  default in foreign  government  securities.  As a result of these  factors, foreign  securities  markets  may be less  liquid  and more  volatile  than U.S.
markets and a Fund may experience  difficulties and delays in converting foreign currencies  back into U.S.  dollars.  Such events may cause the value of certain foreign  securities to fluctuate  widely and may make it difficult to accurately value foreign securities.  In addition, the cost of buying, selling, and holding foreign securities,  including brokerage,  tax, and custody costs, may be higher than those involved in domestic transactions.

     Currency Risk
     Changes  in  the  exchange  rates  between  the  U.S.  dollar  and  foreign currencies  may  negatively  affect  the  value of an  investment.  Adverse changes in exchange  rates may reduce or  eliminate  any gains  produced by investments  that are  denominated  in foreign  currencies and may increase losses.

     Emerging Markets Risk
     Risks associated with  international  investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic  environments.
     In addition, in many emerging markets, there is substantially less publicly available  information  about issuers and the information that is available tends to be of a lesser quality. Economic markets and structures tend to be less mature and diverse and the  securities  markets,  which are subject to less  government  regulation  or  supervision,  may also be  smaller,  less liquid, and subject to greater price volatility.

Industry-Specific Risk
This is the risk that the value of  securities  in a particular  industry or the value  of  an  individual  stock  or  bond  will  decline  because  of  changing expectations for the performance of that industry or for the individual  company issuing  the  stock or bond.  A fund  that  concentrates  its  investments  in a particular industry or individual security generally is subject to greater risks than a fund that is not concentrated.

Inflation Risk
This is the risk that the  return  from your  investments  will be less than the increase  in the cost of  living  due to  inflation,  thus  preventing  you from reaching your financial goals.

Information Risk
This is the  risk  that  key  information  about a  security  is  inaccurate  or unavailable.

Initial Public Offering Risk
The  volume of initial  public  offerings  ("IPOs")  and the levels at which the newly  issued  stocks  trade  in  the  secondary  market  are  affected  by  the performance  of the stock  market  overall.  If IPOs are  brought to the market, availability  may be limited and a Fund may not be able to buy any shares at the offering  price,  or if it is able to buy  shares,  it may not be able to buy as many shares at the offering  price as it would like. In addition,  the prices of securities  involved in IPOs are often subject to greater and more unpredictable price changes than more established stocks.

Investment Style Risk
A sub-adviser  may primarily  use a particular  style or set of styles--  either
"growth" or "value" styles-- to select  investments for a Fund. Those styles may be out of favor or may not  produce the best  results  over short or longer time periods. They may also increase the volatility of a Fund's share price.

     Growth Investing Risk
     "Growth"  stocks tend to be more  expensive  relative to their  earnings or assets compared to other types of stocks.  These companies tend to invest a high portion of earnings in their  businesses and may lack the dividends of value stocks that can cushion stock prices in falling markets. As a result,
     "growth"  stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.

                                       28

     Value Investing Risk
     "Value" stocks tend to be inexpensive  relative to their earnings or assets compared to other types of stocks. However,  "value" stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

Issuer-Specific Risk
The value of an individual  security or particular  type of security can be more volatile than the market as a whole and can perform  differently from the market as a whole. A Fund could lose all of its investment in a company's securities.

Large-Capitalization Companies Risk
Large-capitalization  companies  tend to go in and out of favor  based on market and economic conditions. Large-capitalization companies tend to be less volatile than companies with smaller market capitalizations.  This potentially lower risk means  that a Fund's  share  price may not rise as much as the  share  prices of funds that focus on smaller capitalization companies.

Leverage Risk
This  is  the  risk  associated  with  securities  or  practices  (for  example, borrowing) that multiply small price movements into large changes in value.

Liquidity Risk
A Fund's  investment  in illiquid  securities  may reduce the return of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

Market Risk
This is the risk that all or a majority of the securities in a certain  market--
like the stock or bond market-- will decline in value because of factors such as
adverse  political  or  economic  conditions,   future  expectations,   investor
confidence, or heavy institutional selling.

Multiple Adviser Risk
Each Fund employs  multiple  investment  advisers,  each of which  independently chooses and maintains a portfolio of securities  for the Fund and is responsible for  investing  a specific  allocated  portion of the  Fund's  assets.  The same security may be held in different  portions of a Fund or may be acquired for one portion of a Fund at a time when an investment  adviser to another portion deems it appropriate to dispose of the securities from that other portion.  Similarly, under some market conditions, one investment adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other investment  adviser believes  continued  exposure to the equity markets is appropriate for its allocated portion of a Fund. Because each investment adviser directs the trading for its own portion of a Fund,  and does not  aggregate  its transactions with those of the other investment adviser, a Fund may incur higher brokerage  costs  than  would be the case if a single  investment  adviser  were managing the entire Fund.

Opportunity Risk

This is the risk of missing out on an investment  opportunity because the assets necessary to take advantage of it are tied up in less profitable investments.

Political Risk
This is the risk of losses  directly  attributable  to  government  or political actions.

Portfolio Management Risk
The sub-advisers'  (and, where applicable,  the Manager's)  strategies and their securities selections might fail to produce the intended result.

Portfolio Turnover Risk
The Funds do not  restrict  the  frequency  of trading to limit  expenses  or to minimize the tax effect that a Fund's distributions may have on shareholders.  A
Fund may  engage in active  and  frequent  trading of  portfolio  securities  to achieve its principal  investment  strategies.  Frequent trading can result in a portfolio turnover in excess of 100% ("high portfolio turnover"). High portfolio turnover may increase  brokerage  commissions  paid and could generate taxes for shareholders on realized investment gains.

Small-Capitalization Companies Risk
Risk is greater for investments in  small-capitalization  companies because they generally  are more  vulnerable  than larger  companies  to adverse  business or
economic   developments  and  they  may  have  more  limited  resources.   Their
managements  may lack  depth and  experience.  Smaller  companies  also may have narrower  product  lines and more

                                       29

limited  trading  markets for their stock,  as compared  with larger  companies.
Their  securities  may be less well known and trade less  frequently and in more limited volume than the securities of larger,  more  established  companies.  In addition,  small-capitalization  companies  are  typically  subject  to  greater changes in earnings and business prospects than larger companies.  Consequently, the  prices  of  small  company  stocks  tend to rise  and  fall in  value  more
frequently   than   the   stocks   of   larger    companies.    Investments   in
small-capitalization  companies, which often borrow money to finance operations,
may   also   be   adversely    affected   by   rising   interest   rates.   Many
small-capitalization  stocks trade less  frequently  and in smaller  volume than exchange-listed  stocks. Some  small-capitalization  companies may be unseasoned companies that have been in operation less than three years, including operation of any  predecessors.  Their  securities  may have limited  liquidity  and their prices may be very volatile.

Valuation Risk
This is the risk that a Fund has  valued  securities  at a price  that is higher than the price the Fund could obtain if it sold the securities.

Disclosure of portfolio holdings information
A  description  of the  Funds'  policies  and  procedures  with  respect  to the disclosure of the Funds' portfolio securities is available in the Funds' SAI.

                                       30

--------------------------------------------------------------------------------
Who manages the Funds?
--------------------------------------------------------------------------------

Investment manager
Each Fund is managed by Delaware Management Company ("Manager"), located at 2005
Market Street, Philadelphia, Pennsylvania 19103-7094. The Manager is a series of
Delaware Management Business Trust, which is a subsidiary of Delaware Management
Holdings,  Inc. As of March 31, 2008,  the Manager and its  affiliates  had more than $xxx.x billion in assets under management.

As the Funds' investment manager, the Manager has overall responsibility for the general  management  of the Trust and the Funds,  which  includes  selecting the
Funds'  sub-advisers  and  monitoring  each Fund and  sub-adviser to ensure that investment  activities remain consistent with a Fund's investment  objective.  A team  is  responsible  for  conducting  ongoing  investment  reviews  with  each sub-adviser  and for  developing  the  criteria  by which  Fund  performance  is measured.  The Manager has hired LPL Financial Corporation ("LPL"), a registered broker/dealer  and  investment  adviser,  as a  consultant  to assist  with this process.

For the last fiscal  year,  each Fund paid the Manager the  following  aggregate fee, net of waivers, based on such Fund's average daily net assets:

--------------------------------- --------------------------------------
Fund                              Management Fee
--------------------------------- --------------------------------------
Large Cap Growth Fund                             x.xx%
--------------------------------- --------------------------------------
Large Cap Value Fund                              x.xx%
--------------------------------- --------------------------------------
Small-Mid Cap Growth Fund                         x.xx%
--------------------------------- --------------------------------------
Small-Mid Cap Value Fund                          x.xx%
--------------------------------- --------------------------------------
International Fund                                x.xx%
--------------------------------- --------------------------------------
Fixed Income Fund                                 x.xx%
--------------------------------- --------------------------------------

Each Fund's  (except  the  Small-Mid  Cap Growth  Fund's)  management  fee, as a percentage  of average  daily net  assets,  declines  as assets  increase  above designated  levels.  The Manager pays the  consulting  fees out of its assets as described in the Funds' SAI.

A discussion  regarding  the basis for the Board's  approvals of the  investment advisory and  sub-advisory  agreements  is  available  in the Funds'  semiannual report to shareholders for the period ended September 30, 2007

Sub-advisers and portfolio managers
Each Fund's investments are selected by one or more sub-advisers.  The following identifies  and  describes  each  Fund's  sub-advisers,  identifies  each Fund's portfolio managers,  and describes each portfolio manager's business experience.
Each sub-adviser is paid by the Manager.

Large Cap Growth Fund

Marsico  Capital  Management,  LLC  ("Marsico  Capital") is located at 1200 17th
Street, Suite 1600, Denver, CO 80202. Marsico Capital was organized in September
1997 as a registered  investment  adviser.  Marsico Capital provides  investment services to other  mutual funds and private  accounts  and, as of March 31, 2008 had approximately $xx billion under management. Thomas F. Marsico is the founder and Chief  Executive  Officer of Marsico  Capital  and  manages  the  investment program for Marsico  Capital's portion of the Large Cap Growth Fund. Mr. Marsico has over 20 years of experience as a securities analyst and a portfolio manager.
He has held his Fund responsibilities since the inception of the Fund.

T. Rowe Price  Associates,  Inc. ("T.  Rowe  Price"),  located at 100 East Pratt
Street, Baltimore, Maryland 21202, was founded in 1937 and manages institutional investment  portfolios  and  mutual  funds.  T.  Rowe  Price  is a  wholly-owned subsidiary of T. Rowe Price Group,  Inc., which is a  publicly-traded  financial services holding company.  As of March 31, 2008, T. Rowe Price had approximately
$xxx.x  billion  in assets  under  management.  T. Rowe  Price has held its Fund responsibilities since the Fund's inception.

Robert W. Smith, a Vice President with T. Rowe Price,  is primarily  responsible for the day-to-day management of T. Rowe Price's share of the Fund's assets. Mr.
Smith is  Chairman  of T.  Rowe  Price's  Investment  Advisory  Committee  which develops and executes the Fund's  investment  program.  Mr. Smith joined T. Rowe
Price in 1992 and has been managing investments since 1987. He has held his Fund responsibilities  since the Fund's  inception.  Effective  October  1, 2007,  P.
Robert Bartolo will be primarily  responsible  for the day-to-day  management of
T.Rowe  Price's  share of the Fund's  assets

                                       31

and will become  Chairman of the  Investment  Advisory  Committee.  Mr.  Bartolo
joined T. Rowe Price in 2002 and has been managing investments since that time.

Large Cap Value Fund

TCW Investment Management Company ("TCW"), located at 865 South Figueroa Street,
Los Angeles,  CA 90017,  was founded in 1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies, foreign investors, wrap programs, and high net worth individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March 31,
2008 TCW had approximately $xxx billion in assets under management. TCW has held its Fund responsibilities since July 2005.

Diane  E.  Jaffee,  Group  Managing  Director,   U.S.  Equities,   is  primarily
responsible  for the day-to-day  management of TCW's share of the Fund's assets.
Ms. Jaffee joined TCW through an acquisition of SG Cowen Asset  Management where she had been a Senior Portfolio Manager since 1995. Ms. Jaffee has over 20 years of  investment  company  experience  and she has held her Fund  responsibilities since July 2005.

Massachusetts  Financial  Services  Company  ("MFS"),  located  at 500  Boylston
Street,   Boston,   Massachusetts   02116,  is  America's   oldest  mutual  fund
organization.  MFS and its  predecessor  organizations  have a history  of money management  dating from 1924 and the founding of the first  mutual  fund.  As of
March 31, 2007, MFS had  approximately  $192 billion in assets under management.
MFS has held its Fund responsibilities since the Fund's inception.

Steven R. Gorham, Investment Officer, and Nevin P. Chitkara, Investment Officer,
have primary  responsibility  for the  day-to-day  portfolio  management of MFS'
share of the Fund's  assets.  Messrs.  Gorham and Chitkara have been employed in the MFS investment  management area since 1992 and 1997,  respectively.  Messrs.
Gorham and Chitkara have held their Fund responsibilities since the inception of the Fund and May 2006, respectively.

Small-Mid Cap Growth Fund

Columbia Wanger Asset Management,  L.P.  ("Columbia  WAM"),  located at 227 West
Monroe Street,  Suite 3000,  Chicago,  Illinois 60606,  and its predecessor have managed  mutual funds since 1992.  As of March 31,  2008,  Columbia WAM had over
$xx.x  billion  in  assets  under  management.  Columbia  WAM has  held its Fund responsibilities since the Fund's inception.

Robert A. Mohn, a Portfolio Manager with Columbia WAM, is primarily  responsible for the day-to-day  management of Columbia WAM's share of the Fund's assets. Mr.
Mohn has been a member of the domestic  analytical  team at Columbia WAM and its predecessor  since 1992 and has been a portfolio manager since 1996. He has held his Fund responsibilities since the Fund's inception.

Oberweis Asset Management, Inc. ("OAM"), located at 3333 Warrenville Road, Suite
500,  Lisle,  Illinois  60532,  was founded in 1989 and manages  mutual fund and private accounts. As of March 31, 2008, OAM and its affiliates had approximately
$x.x billion in assets under management.  OAM has held its Fund responsibilities since April 1, 2004.

James W.  Oberweis,  CFA,  is  President  and a Portfolio  Manager  with OAM, is primarily responsible for the day-to-day management of OAM's share of the Fund's assets.  Mr. Oberweis has been a member of the portfolio  management team at OAM since 1996. He has held his Fund responsibilities since April 1, 2004.

Small-Mid Cap Value Fund

Hotchkis  and  Wiley  Capital  Management,  LLC  ("H&W"),  located  at 725 South
Figueroa Street, 39th Floor, Los Angeles,  California 90017-5439, was founded in
1980 and manages  institutional  and private  accounts and mutual  funds.  As of
March 31,  2008,  H&W had over $xx billion in assets under  management.  H&W has held its Fund responsibilities since the Fund's inception.

Although the Fund is managed by the H&W's  investment  team,  H&W has identified the five portfolio  managers with the most significant  responsibility for H&W's portion of the Fund's assets. The following list does not include all members of the investment  team. David Green,  Jim Miles,  Stan Majcher,  George Davis, and
Judd Peters are primarily  responsible  for the  day-to-day  management of H&W's share of the Fund's assets. Messrs. Green, Majcher, and Miles are each currently a Principal  and Portfolio  Manager of H&W. Mr. Davis is a Principal,  Portfolio
Manager,  and Chief  Executive  Officer of H&W,  and Mr.  Peters is a  Portfolio
Manager of H&W. Messrs. Green, Miles,  Majcher,  Davis, and Peters joined H&W in
1997,  1995, 1996,  1988, and 1999,  respectively.  The team has held their Fund responsibilities since the Fund's inception.

                                       32

The Delafield Asset Management  Division of Reich & Tang Asset  Management,  LLC
("Delafield"),  located at 600 Fifth Avenue,  New York, New York 10020, has been in the asset management business since 1980. As of March 31, 2008, Delafield had over  $xxx  million  in assets  under  management.  Delafield  has held its Fund responsibilities since the Fund's inception.

J. Dennis  Delafield and Vincent  Sellecchia are primarily  responsible  for the day-to-day  management  of  Delafield's  share  of the  Fund's  assets.  Messrs.
Delafield  and  Sellecchia  are  Managing   Directors  of  Reich  &  Tang  Asset
Management,  LLC. They have been associated with Reich & Tang Asset  Management,
LLC since  1991 and have  held  their  Fund  responsibilities  since the  Fund's inception.

The Killen  Group,  Inc.  ("Killen")  is an  independently  owned value  manager located at 1189 Lancaster  Avenue,  Berwyn,  PA 19312 in suburban  Philadelphia.
Killen was founded in 1982 and manages private  accounts and mutual funds. As of
March  31,  2008,  The  Killen  Group  had over $xxx  million  in  assets  under management. Killen has held its Fund responsibilities since January 2006.

Lee S.  Grout,  CFA,  and Robert E.  Killen are  primarily  responsible  for the day-to-day  management of Killen's share of the Fund's assets. Mr. Grout is Vice
President  and Head of Investment  Research at Killen,  which he joined in 1997.
Mr. Killen is Chairman, CEO and founder of Killen. Messrs. Grout and Killen have held their Fund responsibilities since January 2006.

International Fund

Mondrian  Investment Partners Limited  ("Mondrian"),  located at Fifth Floor, 10
Gresham  Street,  London,  England  EC2V  7JD,  has  been  in the  global  asset management  business  since 1990. As of March 31, 2008,  Mondrian had over $xx.x billion in assets under management.  Mondrian has held its Fund responsibilities since the Fund's inception.

Fiona A. Barwick,  Emma Lewis,  and Hugh Serjeant are primarily  responsible for the day-to-day  management of Mondrian's share of the Fund's assets. Ms. Barwick is a Director of Regional  Research and has been with Mondrian  since 1993.  Ms.
Lewis is a Senior  Portfolio  Manager and has been with Mondrian since 1995. Mr.
Serjeant is a Director of Regional  Research  and has been with  Mondrian  since
1995. They have held their Fund responsibilities since the Fund's inception.

AllianceBernstein  LP  ("AllianceBernstein"),  located  at  1345  Avenue  of the
Americas,  New York, New York 10105, has been in the asset  management  business since 1962.  AllianceBernstein  is a leading  global  investment  management and research  firm  that  provides  investment  management  services  to many of the largest U.S.  public and private  employee  benefit plans,  foundations,  public
employee  retirement  funds,  pension  funds,   endowments,   banks,   insurance
companies,  and high net worth individuals  worldwide and, as of March 31, 2008, had approximately $xxx billion in assets under management. AllianceBernstein has held its Fund responsibilities since September 2005.

The management of and investment decisions for AllianceBernstein's  share of the
Fund's assets are made by the Global Value Investment Policy Group, comprised of senior Global Value Investment Team members.  The Global Value Investment Policy
Group   relies   heavily  on  the   fundamental   analysis   and   research   of
AllianceBernstein's  large internal research staff. No one person is principally responsible for making  recommendations for  AllianceBernstein's  portion of the
Fund.  The three  members of the Global Value  Investment  Policy Group with the
most   significant    responsibility   for   the   day-to-day    management   of
AllianceBernstein's share of the Fund's assets are: Sharon Fay, Kevin Simms, and
Henry D. Auria.  Ms. Fay is CIO-Global Value Equities and Chairman of the Global
Value Investment Policy Group, and has been with  AllianceBernstein  since 1990.
Mr. Simms is Co-CIO-International Value Equities and Director of Research-Global
and  International  Value  Equities,  and has been with the firm since 1992. Mr.
D'Auria is Co-CIO  International  Value Equities,  Co-CIO Emerging Markets Value
Equities and has been with AllianceBernstein  since 1991. This team has held its
Fund responsibilities since September 2005.

Fixed Income Fund

Paul Grillo,  Philip R. Perkins,  Thomas H. Chow, Roger A. Early,  Wen-Dar Chen,
and Victor Mostrowski are primarily responsible for the day-to-day management of the Manager's share of the Fund's assets.

Mr. Grillo is a Senior Vice President and Senior Portfolio  Manager and has been with Delaware Investments since 1993. Mr. Perkins is a Senior Vice President and
Senior  Portfolio  Manager and has been with  Delaware  Investments  since 2003.
Prior to joining Delaware Investments,  Mr. Perkins was Managing Director of the
Emerging  Markets  Division of Global  Markets for Deutsche Bank for five years.
Mr. Chow is a Senior Vice  President and Senior  Portfolio  Manager and has been with Delaware  Investments  since 2001. Mr. Early is a Senior Vice President and
Senior Portfolio Manager and

                                       33

re-joined Delaware  Investments in March 2007. Mr. Early most recently worked at
Chartwell Investment Partners as a Senior Portfolio Manager in fixed income from
2003-2007.  From 2002 to 2003, Mr. Early was Chief Investment  Officer for Fixed
Income at Turner Investments. Dr. Chen is a Vice President and Portfolio Manager
-  International  Debt and has been with Delaware  Investments  since  mid-2004.
Prior to joining Delaware  Investments,  Dr. Chen was a quantitative  analyst in global asset-backed securities,  credit strategies,  and quantitative strategies at J.P.  Morgan  Securities.  Mr.  Mostrowski is a Vice  President and Portfolio
Manager - International  Debt and has been with Delaware  Investments  since May
2007.  Prior  to  joining  Delaware  Investments,  Mr.  Mostrowski  was a Senior
Portfolio  Manager - Global Fixed Income for HSBC Halbis Partners (USA).  Before
joining  HSBC in 2006,  Mr.  Mostrowski  worked seven years for the State of New
Jersey,  Department of Treasury,  Division of  Investment,  most recently as the
Global Fixed Income Portfolio Manager - Emerging Markets Equity.  Mr. Grillo has
held his Fund responsibilities  since the Fund's inception,  Mr. Perkins assumed
Fund  responsibilities on September 1, 2004, and Messrs.  Chow, Early, Chen, and
Mostrowski assumed Fund responsibilities on May 24, 2007.

TCW, located at 865 South Figueroa Street, Los Angeles, CA 90017, was founded in
1987. TCW is part of the TCW Group which was founded in 1971. TCW specializes in managing assets for insurance companies,  foreign investors,  wrap programs, and high net worth individuals,  and manages a number of mutual funds for retail and institutional  investors.  As of March  31,  2008,  TCW had  approximately  $130 billion in assets under management.

Jeffrey  Gundlach and Philip Barach are primarily  responsible for the day-today management of TCW's share of the Fund's assets. Mr. Gundlach is Chief Investment
Officer and a Group Managing  Director of TCW, Trust Company of the West and The
TCW Group, Inc. and has been with TCW since 1985. He is also President and Chief
Investment  Officer of TCW Asset  Management  Company  and  Chairman  of the TCW
Multi-Strategy  Fixed Income Committee.  Mr. Gundlach is a graduate of Dartmouth
College  summa cum laude  holding  a B.A.  in  Mathematics  and  Philosophy.  He attended  Yale  University as a PhD  candidate in  Mathematics.  Mr. Barach is a
Group Managing  Director of TCW, Trust Company of the West, The TCW Group,  Inc.
and TCW Asset Management Company and has been with TCW since 1987. Mr. Barach is also on the oversight board of the Israeli  Securities and Exchange  Commission.
Mr.  Barach is a  graduate  of the  Hebrew  University  of  Jerusalem,  where he received a B.A. in International  Relations and an M.B.A. in Finance.  This team assumed Fund responsibilities on May 27, 2008.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation,  other  accounts  managed  by  the  portfolio  managers,  and  the portfolio managers' ownership of Fund shares.

                                       34

--------------------------------------------------------------------------------
Who's who?
--------------------------------------------------------------------------------

The  following  describes  the  various  organizations   involved  in  managing,
administering and servicing the Funds.

Board of trustees.  A mutual fund is governed by a board of trustees,  which has oversight  responsibility  for the  management of the fund's  business  affairs.
Trustees  establish  procedures  and oversee and review the  performance  of the investment  manager,  the distributor,  and others that perform services for the fund. Generally,  at least 40% of the board of trustees must be independent of a fund's investment  manager and distributor.  However,  the Funds rely on certain exemptive rules adopted by the U.S.  Securities and Exchange  Commission ("SEC")
that  require  the Board of  Trustees  to be  comprised  of a  majority  of such independent Trustees.  These independent Trustees, in particular,  are advocates for shareholder interests.

Investment  manager and  Sub-advisers.  An investment  manager is a company with overall responsibility for the management of a fund's assets. A sub-adviser is a company generally responsible for the day-to-day management of the fund's assets or some portion  thereof.  The  sub-adviser  is selected and  supervised  by the investment manager.  The investment manager or the sub-adviser,  as the case may be, is  responsible  for selecting  portfolio  investments  consistent  with the objective and policies  stated in the mutual fund's  prospectus.  The investment manager or the  sub-adviser,  as the case may be, places  portfolio  orders with broker/dealers  and is responsible  for obtaining the best overall  execution of those  orders.  A  written  contract  between a mutual  fund and its  investment manager specifies the services the investment manager performs.  Most management contracts provide for the investment manager to receive an annual fee based on a percentage of the fund's average daily net assets.  A written  contract  between
the  investment   manager  and  the  sub-adviser   specifies  the  services  the
sub-adviser performs.  The investment manager and the sub-adviser are subject to
numerous  legal  restrictions,   especially   regarding   transactions   between
themselves and the funds they advise.  Delaware Management Company serves as the
Funds'  investment  manager.  The Funds'  sub-advisers  are identified under the heading "Who manages the Funds?".

The  Manager  and  the  Funds   received  an   exemptive   order  from  the  SEC
("Multi-Manager Order") that enables the Manager, subject to the approval of the
Board, but without shareholder approval, to appoint and replace sub-advisers for new or existing  Funds,  enter into and terminate  sub-advisory  agreements with respect to the Funds, or materially amend the terms of sub-advisory  agreements.
However,  the Manager  will not be able to enter into a  sub-advisory  agreement with an  "affiliated  person" of the Manager (as that term is defined in Section
2(a)(3)  of  the  1940  Act)  ("Affiliated  Adviser")  unless  the  sub-advisory agreement with the Affiliated Adviser,  including  compensation  thereunder,  is approved by the affected Fund's shareholders,  including,  in instances in which the sub-advisory  agreement  pertains to a newly formed fund, the fund's initial shareholder.

The  Multi-Manager  Order will likely  enable the Funds to operate  with greater efficiency  and  without  incurring  the  expense  and  delays  associated  with
obtaining   shareholder   approval  for  matters  relating  to  sub-advisers  or
sub-advisory  agreements.  The  Multi-Manager  Order  does  not  permit  overall investment  management fees paid by a Fund to be increased  without  shareholder approval or change Manager's  responsibilities  to a Fund.  Shareholders will be notified of any changes made to sub-advisers or sub-advisory  agreements  within
90 days of the change.

Although   shareholder   approval  is  not  required  for  the   termination  of
sub-advisory  agreements,  shareholders  of a Fund continue to have the right to terminate  such  agreements  for the Fund at any time by a vote of a majority of outstanding  voting  securities  of the Fund. In employing a manager of managers approach,  an investment manager may hire consultants to assist with its duties.
The Manager has hired LPL, a registered broker/dealer and investment adviser, as a consultant to assist with this process.

Portfolio  managers.  Portfolio  managers are employed by the investment manager and/or sub-adviser to make investment  decisions for individual  portfolios on a day-to-day basis. The Funds' portfolio managers are identified under the heading
"Who manages the Funds?".

Custodian.  Mutual  funds  are  legally  required  to  protect  their  portfolio securities  and most  funds  place them with a  qualified  bank  custodian  that segregates fund  securities from other bank assets.  Mellon Bank, N.A. serves as the Funds' custodian.

Distributor.  Most  mutual  funds  continuously  offer new  shares to the public through  distributors  that are regulated as  broker/dealers  and are subject to
Financial Industry  Regulatory  Authority  ("FINRA") rules governing mutual fund sales practices.  Delaware Distributors,  L.P. serves as the Funds' distributor.
Shares of the Funds may be purchased  only

                                       35

through a securities  dealer or other  financial  intermediary  that has entered into an  agreement  with the Funds'  distributor  (a  "participating  securities dealer or other financial intermediary"), including LPL.

Service agent.  Mutual fund companies  employ service agents  (sometimes  called
"transfer  agents") to provide transfer  agency,  shareholder,  accounting,  and
administrative  services.   Transfer  agents  maintain  records  of  shareholder
accounts,  calculate and disburse  dividends and capital gains,  and prepare and mail  shareholder  statements and tax information,  among other functions.  Many shareholder  service agents also provide customer service to shareholders.  Fund accountants  price  portfolio  holdings  and  calculate  fund net  asset  values
("NAVs").  Fund administrators provide various  administrative  services such as
coordinating  service  provider  relationships,   contract  renewals  and  Board
meetings. Delaware Service Company, Inc. serves as the Funds' service agent. LPL serves  as,  and  other  participating  securities  dealers  or other  financial intermediaries  may also serve as, the Funds'  sub-service agent with respect to
Fund shares they have sold.

Securities  dealers and other financial  intermediaries.  Securities dealers and other financial intermediaries provide advice to their clients,  analyzing their financial  objectives and recommending  appropriate funds or other  investments.
Participating   securities   dealers  or  other  financial   intermediaries  are
compensated for their services, generally through sales commissions, and through
12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders.  Like  shareholders of other companies,  mutual fund  shareholders have  specific  voting  rights.  Material  changes  in  the  terms  of a  fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

                                       36

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About your account
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Investing in the Funds
Institutional  Class  shares  of the  Funds  may be  purchased  only  through  a participating securities dealer or other financial intermediary.

Institutional Class shares are available for purchase only by the following:

     o    retirement  plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail  securities  business and rollover IRAs from such plans;

     o    tax-exempt  employee  benefit  plans  of  the  Funds'  Manager  or its affiliates and of a participating securities dealer or other financial intermediary;

     o    institutional  advisory  accounts  (including mutual funds) managed by
          the  Funds'   Manager  or  its  affiliates  and  clients  of  Delaware
          Investment  Advisers,  an  affiliate  of the  Manager,  as well as the clients'  affiliates,  and  their  corporate  sponsors,  subsidiaries, related  employee  benefit plans,  and rollover IRAs of, or from, such institutional advisory accounts;

     o    discretionary  advisory accounts of a participating  securities dealer or other financial intermediary or its affiliates;

     o    programs  sponsored  by  financial  intermediaries  where such program requires the purchase of Institutional Class shares;

     o    a bank, trust company, or similar financial  institution investing for its own account or for the account of its trust customers for whom the
          financial   institution   is  exercising   investment   discretion  in
          purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule
          12b-1 Plan fee; or

     o    registered  investment  advisors  investing  on behalf of clients that consist solely of institutions and high net worth  individuals  having at least $1,000,000  entrusted to the advisor for investment purposes.
          Use of the  Institutional  Class shares is  restricted to advisors who are not  affiliated  or  associated  with a broker or  dealer  and who derive compensation for their services exclusively from their advisory clients.

Payments to intermediaries
Delaware  Distributors,   L.P.   ("Distributor")  and  its  affiliates  may  pay
additional  compensation  (at their own  expense  and not as an  expense  of the
Funds)  to  certain  affiliated  or  unaffiliated  brokers,  dealers,  or  other financial  intermediaries  ("Financial  Intermediaries")  in connection with the sale or  retention  of Fund shares,  including  providing  the Funds with "shelf space" or a higher profile with the Financial Intermediary's consultants,  sales persons and customers ("distribution assistance"). The level of payments made to a qualifying  Financial  Intermediary in any given year will vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations,  the
Distributor  may  pay,  or  allow  its  affiliates  to  pay,  other  promotional incentives  or payments to Financial  Intermediaries.  The  Distributor  and its
affiliates may pay additional  compensation  (at their own expense and not as an expense of the Funds) to certain  Financial  Intermediaries  who provide certain services  on  their  behalf,  such as for  shareholder  services.  For  example,
Financial  Intermediaries  (including  LPL) who have entered into a  sub-service agreement with Delaware  Service  Company,  Inc. may receive  compensation  from
Delaware Service  Company,  Inc. at an annual rate of up to 0.18% of each Fund's average daily net assets, with respect to Fund shares they have sold.

If a mutual fund sponsor or distributor  makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that  particular  mutual fund than sponsors or  distributors  of other mutual funds make to your Financial  Intermediary  with respect to the  distribution of
the  shares  of  their  mutual  funds,  your  Financial   Intermediary  and  its
salespersons  may have a  financial  incentive  to favor  sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any  particular  time,  a  Financial  Intermediary  may  also  have a  financial incentive for  recommending  a particular  share class over other share classes.
You should consult with your  Financial  Intermediary  and review  carefully any disclosure  provided  by  such  Financial  Intermediary  as to  compensation  it receives in connection with  investment  products it recommends or sells to you.
In certain instances, the payments could be significant and may cause a conflict of interest for your Financial  Intermediary.  Any such payments will not change the NAV or the price of a Fund's shares.

For more information, please see the Funds' SAI.

                                       37

How to buy shares

Through your financial intermediary
Your participating  securities dealer or other financial intermediary can handle all the  details  of  purchasing  shares,  including  opening an  account.  Your participating securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also purchase shares by exchanging shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your  participating  securities  dealer or other  financial  intermediary.  Your participating  securities  dealer  or  other  financial  intermediary  may  have different  account and investment  requirements.  There are no minimum  purchase requirements for Institutional Class, but certain eligibility  requirements,  as described above, must be satisfied.

Certificates representing shares purchased are not issued.

The price to buy shares is the NAV per share.  The price of your shares is based on the next  calculation  of NAV after your order is placed.  For your  purchase order to be priced at the NAV on the day of your  order,  you must  submit  your order to your  participating  securities dealer or other financial  intermediary prior to that  day's  close of regular  trading  on the New York Stock  Exchange
("NYSE"),   which  is  normally  4:00  p.m.  Eastern  time.  Your  participating securities dealer or other financial intermediary is responsible for making sure that your order is promptly  sent to the Fund.  Any purchase  order placed after the close of regular  trading on the NYSE will be priced at the NAV at the close of regular  trading on the next business day. We reserve the right to reject any purchase  order. We determine each Fund's NAV at the close of regular trading on the NYSE each business day that the NYSE is open ("Business  Day"). We calculate this  value by adding  the market  value of all the  securities  and assets in a
Fund's portfolio,  deducting all liabilities,  and dividing the resulting number by the number of shares outstanding. The result is the NAV.

Securities listed on a U.S.  securities exchange for which market quotations are available  are  normally  valued at the last  quoted  sale  price on the day the valuation is made.  Price  information  on listed  securities  is taken from the exchange  where the  security is  primarily  traded.  Unlisted  domestic  equity securities  are  normally  valued at the last sale  price as of the close of the
NYSE.  Domestic equity  securities traded  over-the-counter  and domestic equity securities  that are not traded on the valuation  date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

Securities  listed on a foreign exchange are generally valued at the last quoted sales  price at the close of the  exchange on which the  security  is  primarily traded or at the last quoted  sales price  available at the time when net assets are  valued.  For  purposes  of  calculating  NAV,  all assets  and  liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer  quotations of such currencies based on rates in  effect as of the close of the  London  Stock  Exchange,  as  provided  by an independent  pricing service.  Foreign securities may trade on weekends or other days when a Fund does not price its shares.  While the value of a Fund's  assets may  change on these  days,  you will not be able to  purchase  or  redeem  Fund shares.

U.S. Government  securities are normally priced at the mean of the bid and asked price. Corporate bonds and other fixed income securities are generally valued on the basis of prices  provided by a pricing service when such prices are believed to reflect the fair market value of such  securities.  Securities with remaining maturities of 60 days or less are valued at amortized cost,  which  approximates market value.

For other assets and  securities  for which  quotations are determined to be not readily  available  (possibly  including  restricted  securities) we use methods approved by the Funds' Board that are designed to price securities at their fair market value.

Fair valuation
When a Fund uses fair value  pricing,  it may take into  account  any factors it deems  appropriate.  A Fund may  determine  fair value  based upon  developments related to a specific security,  current valuations of foreign stock indices (as reflected in U.S. futures  markets),  and/or U.S. sector or broader stock market indices.  The price of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.  Fair value pricing may involve  subjective  judgments and it is possible that the fair value determined for a security  is  materially  different  than the value that could be realized upon the sale of that security.

                                       38

Each Fund anticipates  using fair value pricing for securities  primarily traded on U.S.  exchanges  only under  very  limited  circumstances,  such as the early closing of the exchange on which a security is traded or  suspension  of trading in the  security.  The Funds may use fair  value  pricing  more  frequently  for securities  traded primarily in non-U.S.  markets  because,  among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m.
Eastern  time.  The earlier  close of these  foreign  markets  gives rise to the possibility  that  significant  events,  including broad market moves,  may have occurred in the interim.  To account for this,  each Fund may  frequently  value many foreign  equity  securities  using fair value  prices based on  third-party vendor modeling tools to the extent available.

Subject  to  the  Board's   oversight,   each  Fund  the  Board  has   delegated
responsibility  for  valuing  a Fund's  assets  to a  Pricing  Committee  of the
Manager, which operates under the policies and procedures approved by the Board, as described above.

Document delivery

If you have an account in the same Optimum  Fund as another  person or entity at your  address,  we send you one copy of the  Funds'  prospectus  and  annual and semiannual  reports to that address unless you opt otherwise.  This will help us reduce the  printing and mailing  expenses  associated  with the Funds.  We will continue to send one copy of each of these  documents to that address  until you notify us that you wish to receive individual materials.  If you wish to receive individual materials, please call our Shareholder Service Center at 800 914-0278 or your financial advisor.  We will begin sending you individual copies of these documents 30 days after receiving your request.

How to sell shares

Through your financial intermediary

Your participating  securities dealer or other financial intermediary can handle all the details of redeeming your shares.  Your participating  securities dealer or other financial intermediary may charge you a separate fee for this service.

By exchange
You may also redeem shares by  exchanging  shares you own in one Fund for shares of the same class of another Fund. To exercise the exchange  privilege,  contact your participating securities dealer or other financial intermediary.

The price to sell  shares is the NAV.  The price of your  shares is based on the next calculation of NAV after your order is placed.  For your redemption request to be priced at the NAV on the day of your request, you must submit your request to your participating securities dealer or other financial intermediary prior to that day's close of regular  trading on the NYSE,  which is  normally  4:00 p.m.
Eastern  time.  Your   participating   securities   dealer  or  other  financial
intermediary  is  responsible  for making sure that your  redemption  request is promptly  sent to the Fund.  Any  redemption  request  placed after the close of regular  trading  on the NYSE will be priced at the NAV at the close of  regular trading on the next  Business  Day.  A Fund may  reject an order to sell  shares under certain circumstances.

How to transfer shares
You may  transfer  your Fund  shares  only to another  participating  securities dealer or other financial intermediary.  All future trading of these assets must be coordinated by the receiving firm. You may not transfer your Fund shares to a securities  dealer or other financial  intermediary that has not entered into an agreement  with the  Distributor.  In this case,  you must either  transfer your shares to an account with the Funds'  service agent  (contact  Delaware  Service
Company, Inc. at 800 914-0278 for information),  or sell your shares and pay any applicable  deferred  sales  charge.  Certain  shareholder  services  may not be available for the transferred  shares. If you hold Fund shares directly with the
Funds'  service agent,  you may purchase,  only through  dividend  reinvestment, additional shares of only those Funds previously owned before the transfer.

Account minimums

If you redeem  shares and your  account  balance  falls below a Fund's  required account minimum of $1,000, a Fund may redeem the shares in your account after 60 days' written notice to you. Under certain  circumstances,  the account minimums may be waived; please see the SAI.

Exchanges
You may generally  exchange all or part of your shares of one Fund for shares of the same  class of another  Fund.  If you  exchange  shares to a Fund that has a sales charge,  you will pay any applicable sales charges on your new shares. You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes

                                       39

on your exchange. You may not exchange your shares for Class B or Class C shares of the Funds.  To exercise the exchange  privilege,  contact your  participating securities dealer or other financial intermediary.

Frequent trading of Fund shares
The Funds discourage  purchases by market timers and purchase orders  (including the  purchase  side of exchange  orders) by  shareholders  identified  as market timers may be  rejected.  The Funds' Board has adopted  policies and  procedures designed to detect, deter, and prevent trading activity detrimental to each Fund and its shareholders,  such as market timing. The Funds will consider anyone who follows a pattern of market  timing in any Delaware  Investments(R)  Fund or the
Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market  timing  of  a  fund  occurs  when  investors  make  consecutive,  rapid, short-term  "roundtrips"--  that is,  purchases into a fund followed  quickly by redemptions  out of that fund. A short-term  roundtrip is any redemption of fund shares within 20 Business Days of a purchase of that fund's shares.  If you make a second such short-term roundtrip in a fund within the same calendar quarter as a previous  short-term  roundtrip in that fund,  you may be  considered a market timer.  In  determining  whether  market  timing  has  occurred,  each Fund will consider  short-term  roundtrips  to include  rapid  purchases and sales of Fund shares through the exchange privilege.  Each Fund reserves the right to consider other trading patterns to be market timing.

Your  ability  to use a Fund's  exchange  privilege  may be  limited  if you are identified as a market timer.  If you are identified as a market timer,  we will execute the  redemption  side of your exchange order but may refuse the purchase side of your exchange order. Each Fund reserves the right to restrict or reject, without  prior  notice,  any  purchase  order or exchange  order for any reason, including any purchase  order or exchange  order  accepted by any  shareholder's financial  intermediary or in any omnibus-type  account.  Transactions placed in violation of a Fund's market timing policy are not  necessarily  deemed accepted by the Fund and may be rejected by the Fund on the next  Business Day  following receipt by the Fund.

Redemptions  will continue to be permitted in accordance with the Funds' current
Prospectus.  A redemption of shares under these circumstances could be costly to a  shareholder  if,  for  example,  the  shares  have  declined  in  value,  the shareholder  recently paid a front-end sales charge, the shares are subject to a
CDSC,  or the sale  results in adverse tax  consequences.  To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

Each Fund  reserves the right to modify this policy at any time without  notice, including  modifications to a Fund's monitoring procedures and the procedures to close  accounts to new  purchases.  Although the  implementation  of this policy involves  judgments  that  are  inherently  subjective  and  may be  selectively applied, we seek to make judgments and applications that are consistent with the interests of the Funds'  shareholders.  While we will take  actions  designed to detect and prevent  market  timing,  there can be no assurance that such trading activity  will be  completely  eliminated.  Moreover,  the Funds'  market timing policy does not  require a Fund to take  action in response to frequent  trading activity.  If a Fund  elects  not to take any  action in  response  to  frequent trading, such frequent trading activity could continue.

Risks of market timing
By realizing  profits through  short-term  trading,  shareholders that engage in rapid  purchases and sales or exchanges of the Funds' shares dilute the value of shares held by  long-term  shareholders.  Volatility  resulting  from  excessive purchases  and sales or  exchanges of Fund shares,  especially  involving  large dollar amounts,  may disrupt efficient portfolio  management.  In particular,  a
Fund may have difficulty  implementing its long-term investment strategies if it is forced  to  maintain  a higher  level of its  assets  in cash to  accommodate significant  short-term  trading  activity.  Excessive  purchases  and  sales or exchanges  of a  Fund's  shares  may  also  force  the  Fund to  sell  portfolio securities at inopportune times to raise cash to accommodate  short-term trading activity.  This could adversely affect a Fund's performance if, for example, the
Fund incurs  increased  brokerage costs and realization of taxable capital gains without attaining any investment advantage.

A fund that invests  significantly  in foreign  securities  may be  particularly susceptible to short-term trading strategies. This is because foreign securities are  typically  traded  on  markets  that  close  well  before  the  time a fund calculates its NAV (normally,  4:00 p.m. Eastern time).  Developments that occur between  the  closing of the  foreign  market and a fund's NAV  calculation  may affect the value of these foreign  securities.  The time zone differences  among international  stock  markets can allow a  shareholder  engaging in a short-term trading  strategy to exploit  differences in fund share prices that are based on closing  prices  of  foreign  securities  established  some  time  before a fund calculates its own share price.

Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately  reflect current market values.  A shareholder may

                                       40

seek to  engage  in  short-term  trading  to take  advantage  of  these  pricing differences.  Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other  specific  industry  sector  securities,  and in certain  fixed income securities,  such as high yield  bonds,  asset-backed  securities,  or municipal bonds.

Transaction monitoring procedures
Each  Fund,  through  its  transfer  agent,  maintains  surveillance  procedures designed  to  detect  excessive  or  short-term  trading  in Fund  shares.  This
monitoring  process  involves  several  factors,   which  include   scrutinizing
transactions in Fund shares for violations of the Funds' market timing policy or other  patterns  of  short-term  or  excessive  trading.  For  purposes of these transaction  monitoring  procedures,  the Funds may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other  available  information,  will be evaluated to determine  whether such activity might constitute  market timing.  These procedures may be modified from time to time to improve the detection of excessive or  short-term  trading or to address  other  concerns.  Such  changes may be necessary  or  appropriate,  for example, to deal with issues specific to certain retirement plans, plan exchange
limits,   U.S.   Department   of  Labor   regulations,   certain   automated  or
pre-established exchange, asset-allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus  account  arrangements  are common forms of holding shares of the Funds, particularly among certain  broker/dealers  and other financial  intermediaries, including  sponsors of retirement  plans and variable  insurance  products.  The
Funds will attempt to have financial  intermediaries apply the Funds' monitoring procedures to these omnibus accounts and to the individual  participants in such accounts.  However,  to the extent that a financial  intermediary is not able or willing to monitor or enforce the Funds' frequent trading policy with respect to an  omnibus  account,  the  Funds or their  agents  may  require  the  financial intermediary  to impose its  frequent  trading  policy,  rather  than the Funds'
policy,   to   shareholders   investing  in  the  Funds  through  the  financial
intermediary. A financial intermediary may impose different requirements or have additional  restrictions  on the  frequency  of  trading  than the  Funds.  Such restrictions may include without  limitation,  requiring the trades to be placed by U.S. mail,  prohibiting  purchases for a designated period of time (typically
30 to 90 days) by investors who have recently purchased or redeemed Fund shares, and similar  restrictions.  The Funds' ability to impose such  restrictions with respect to accounts traded through particular financial  intermediaries may vary
depending   on   systems   capabilities,   applicable   contractual   and  legal
restrictions, and cooperation of those financial intermediaries.

You should consult your financial intermediary regarding the application of such restrictions and to determine  whether your financial  intermediary  imposes any additional or different limitations. In an effort to discourage market timers in such accounts,  the Funds may consider  enforcement against market timers at the participant  level and at the omnibus level, up to and including  termination of the omnibus account's authorization to purchase Fund shares.

Limitations on ability to detect and curtail market timing
Shareholders  seeking  to engage  in  market  timing  may  employ a  variety  of strategies to avoid detection and,  despite the efforts of a Fund and its agents to detect market timing in Fund shares,  there is no guarantee  that a Fund will be able to identify these  shareholders or curtail their trading  practices.  In particular,  a Fund may not be able to detect  market timing  attributable  to a particular investor who effects purchase,  redemption,  and/or exchange activity in Fund shares through  omnibus  accounts.  The  difficulty of detecting  market timing may be further  compounded if these  entities  utilize  multiple tiers or omnibus accounts.

[To be updated]
Dividends, distributions, and taxes

Dividends and Distributions.  Each Fund has qualified, or intends to qualify, as a regulated  investment  company under the Internal Revenue Code. As a regulated investment company, each Fund generally pays no federal income tax on the income and gains it  distributes  to you. Each of the Large Cap Growth Fund,  Large Cap
Value  Fund,   Small-Mid  Cap  Growth  Fund,   Small-Mid  Cap  Value  Fund,  and
International  Fund expects to declare and  distribute all of its net investment income,  if any, to  shareholders as dividends  annually.  The Fixed Income Fund expects to declare and distribute dividends quarterly. Each Fund will distribute net realized  capital  gains,  if any, at least  annually and may distribute net realized capital gains twice a year. The amount of any  distribution  will vary, and there is no guarantee a Fund will pay either an income dividend or a capital gains  distribution.  We  automatically  reinvest all  dividends and any capital gains, unless you direct us to do otherwise.

Annual  Statements.  Every January,  you will receive a statement that shows the
tax  status  of   distributions   you  received  the  previous   calendar  year.
Distributions  declared in December to shareholders of record in such month, but paid in  January,  are taxable as if they were paid in  December.  The Funds may reclassify income after your tax reporting  statement is mailed to you. Prior to issuing your statement,  the Funds make every effort to search for  reclassified income

                                       41

to reduce the number of corrected forms mailed to  shareholders.  However,  when necessary,  the  Funds  will  send you a  corrected  Form  1099-DIV  to  reflect reclassified information.

Avoid  "Buying a Dividend."  If you are a taxable  investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and, in  effect,  you  will  receive  some of your  investment  back in the form of a taxable distribution.

Tax Consequences.  In general, if you are a taxable investor, Fund distributions are taxable to you at either ordinary income or capital gains tax rates. This is true  whether you  reinvest  your  distributions  in  additional  Fund shares or receive them in cash.

For federal income tax purposes,  Fund distributions of short-term capital gains are taxable to you as ordinary income.  Fund  distributions of long-term capital gains are taxable to you as long-term  capital gains no matter how long you have owned your shares.  A portion of income  dividends  designated  by a Fund may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term  capital gain rates provided  certain holding period  requirements are met.

A sale or  redemption  of Fund  shares is a taxable  event and,  accordingly,  a capital gain or loss may be  recognized.  For tax purposes,  an exchange of your
Fund shares for shares of a different Optimum Fund is the same as a sale.

By law, if you do not provide the Funds with your proper taxpayer identification number  and  certain  required  certifications,  you may be  subject  to  backup withholding on any distributions of income,  capital gains, or proceeds from the sale of your shares.  The Funds also must withhold if the IRS instructs it to do
so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

Fund  distributions  and gains  from the sale or  exchange  of your Fund  shares generally  are  subject  to state and local  taxes.  Non-U.S.  investors  may be subject to U.S.  withholding  at a 30% or lower treaty tax rate and U.S.  estate tax and are subject to special U.S. tax certification requirements.

Receipt of excess inclusion  income by the Fund.  Income received by a Fund from equity  interests  of certain  mortgage  pooling  vehicles,  either  directly or through an investment in a real estate  investment  trust (REIT) that holds such interests  or  qualifies  as a taxable  mortgage  pool,  is  treated  as "excess inclusion  income." In general,  this income is required to be allocated to Fund shareholders  in proportion to dividends paid with the same  consequences  as if the shareholders directly received the excess inclusion income. Excess inclusion income (1) may not be offset with net operating losses, (2) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt  shareholder that is not a disqualified  organization (as defined below), and (3) is subject to a 30%
U.S. withholding tax to the extent such income is allocable to a shareholder who is not a U.S. person,  without regard to otherwise applicable exemptions or rate reductions.  The Fund must pay the tax on its excess  inclusion  income  that is
allocable  to  "disqualified   organizations,"   which  are  generally   certain
cooperatives, governmental entities and tax-exempt organizations that are exempt from tax on  unrelated  business  taxable  income.  To the extent  that the Fund shares  owned by a  "disqualified  organization"  are held in  record  name by a broker/dealer or other nominee,  the Fund must inform the broker/dealer or other nominee of the excess inclusion  income allocable to them and the  broker/dealer or other nominee must pay the tax on the portion of the Fund's excess  inclusion income allocable to them on behalf of the "disqualified organizations."

This  discussion  of  "Dividends,  distributions,  and taxes" is not intended or written to be used as tax advice.  Because  everyone's  tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Funds.

                                       42

--------------------------------------------------------------------------------
Financial highlights
--------------------------------------------------------------------------------

The financial  highlights tables are intended to help you understand each Fund's financial  performance.  All "per share" information  reflects financial results for a single Fund share. This information has been audited by [__________] whose report,  along with the Funds' financial  statements,  is included in the Funds'
annual report, which is available upon request by calling 800914-0278.

Optimum Large Cap Growth Fund                                Institutional Class
                                                         Year ended                      8/1/03(1)
                                                              3/31                              to
                                        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $11.650       $10.080        $9.590       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.006)       (0.019)       (0.002)      (0.015)
Net realized and unrealized gain
  on investments and foreign
  currencies                                        0.701        1.589          0.492        1.105
                                                  -------       -------       -------       ------
Total from investment operations                    0.695         1.570         0.490        1.090
                                                  -------       -------       -------       ------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.205)            --            --           --
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.205)            --            --           --
                                                  -------       -------       -------       ------

Net asset value, end of period                    $12.140       $11.650       $10.080       $9.590
                                                  =======       =======       =======       ======

Total return(3)                                     6.13%        15.57%         5.11%       12.82%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                       $518,509      $355,961      $158,200      $21,557
Ratio of expenses to average net
  assets                                            1.34%         1.34%         1.32%        1.26%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        1.42%         1.49%         1.52%        2.16%
Ratio of net investment loss to
  average net assets                              (0.06%)       (0.17%)       (0.02%)      (0.26%)
Ratio of net investment loss to
  average net assets prior to
 expense limitation                               (0.14%)       (0.32%)       (0.22%)      (1.16%)
Portfolio turnover                                    37%           48%           37%          51%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

                                       43

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       44

Optimum Large Cap Value Fund                                 Institutional Class

                                                         Year ended                       8/1/03(1)
                                                              3/31                             to
                                        2008         2007          2006          2005     3/31/04

Net asset value, beginning of period              $11.330       $10.860        $9.840       $8.500

Income from investment operations:
Net investment income(2)                            0.170         0.131         0.110        0.060
Net realized and unrealized gain
  on investments and foreign
 currencies                                         1.623         0.936         1.110        1.330
                                                  -------       -------       -------       ------
Total from investment operations                    1.793         1.067         1.220        1.390
                                                  -------       -------       -------       ------

Less dividends and distributions
  from:
Net investment income                             (0.145)       (0.103)       (0.064)      (0.034)
Net realized gain on investments                  (0.228)       (0.494)       (0.136)      (0.016)
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.373)       (0.597)       (0.200)      (0.050)
                                                  -------       -------       -------       ------

Net asset value, end of period                    $12.750       $11.330       $10.860       $9.840
                                                  =======       =======       =======       ======

Total return(3)                                    16.12%        10.19%        12.41%       16.38%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                       $508,000      $319,857      $140,341      $17,962
Ratio of expenses to average net
 assets                                             1.20%         1.20%         1.18%        1.15%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        1.38%         1.48%         1.49%        2.17%
Ratio of net investment income to
   average net assets                               1.42%         1.18%         1.07%        0.94%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation and
  expense paid indirectly                           1.24%         0.90%         0.76%      (0.08%)
Portfolio turnover                                    22%           52%           38%          38%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       45

Optimum Small-Mid Cap Growth Fund                            Institutional Class

                                                         Year ended                      8/1/03(1)
                                                               3/31                             to
                                        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
period                                            $14.470       $11.820       $11.280       $8.500

Income (loss) from investment
  operations:
Net investment loss(2)                            (0.108)       (0.131)       (0.121)      (0.075)
Net realized and unrealized gain
  on investments                                    0.191         2.781         0.663        2.855
                                                  -------       -------       -------       ------
Total from investment operations                    0.083         2.650         0.542        2.780
                                                  -------       -------       -------       ------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.303)           ---       (0.002)          ---
                                                  -------       -------       -------       ------

Net asset value, end of period                    $14.250       $14.470       $11.820      $11.280
                                                  =======       =======       =======       ======

Total return(3)                                     0.72%        22.42%         4.81%       32.71%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                        $84,934       $67,466       $31,827      $10,212
Ratio of expenses to average net
  assets                                            1.60%         1.60%         1.45%        1.46%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
  indirectly                                        1.97%         2.11%         2.34%        3.76%
Ratio of net investment loss to
  average net assets                              (0.80%)       (1.03%)       (1.07%)      (1.06%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                 (1.17%)       (1.54%)       (1.96%)      (3.36%)
Portfolio turnover                                    46%           47%           44%          16%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       46

Optimum Small-Mid Cap Value Fund                             Institutional Class

                                                         Year ended                      8/1/03(1)
                                                              3/31                              to
                                        2008         2007          2006          2005      3/31/04

Net asset value, beginning of
  period                                          $13.720       $12.470       $11.040       $8.500

Income (loss) from investment
  operations:
Net investment income (loss)(2)                     0.025         0.023       (0.014)      (0.022)
Net realized and unrealized gain
  on investments                                    0.764         2.068         1.790        2.622
                                                  -------       -------       -------       ------
Total from investment operations                    0.789         2.091         1.776        2.600
                                                  -------       -------       -------       ------

Less dividends and distributions
  from:
Net realized gain on investments                  (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.789)       (0.841)       (0.346)      (0.060)
                                                  -------       -------       -------       ------

Net asset value, end of period                    $13.720       $13.720       $12.470      $11.040
                                                  =======       =======       =======       ======

Total return(3)                                     6.24%        17.66%        16.35%       30.66%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                        $71,387       $54,803       $26,900       $9,262
Ratio of expenses to average net
assets                                              1.14%         1.41%         1.38%        1.32%
Ratio of expenses to average net
  assets prior to expense
  limitation and expense paid
 indirectly                                         1.97%         2.23%         2.26%        3.73%
Ratio of net investment income
  (loss) to average net assets                      0.19%         0.18%       (0.12%)      (0.34%)
Ratio of net investment loss to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                 (0.37%)       (0.64%)       (1.00%)      (2.75%)
Portfolio turnover                                    49%           42%           46%          40%

--------------------------------------------------------------------------------------------------

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       47

Optimum International Fund                                   Institutional Class
                                                         Year ended                      8/1/03(1)
                                                              3/31                              to
                                        2008         2007          2006          2005       3/31/04

Net asset value, beginning of
  period                                          $13.550       $11.720       $10.690       $8.500

Income from investment operations:
Net investment income(2)                            0.162         0.224         0.089        0.045
Net realized and unrealized gain
  on investments and foreign
  currencies                                        2.679         2.464         1.079        2.151
                                                  -------       -------       -------       ------
Total from investment operations                    2.841         2.688         1.168        2.196
                                                  -------       -------       -------       ------

Less dividends and distributions
   from:
Net investment income                             (0.220)       (0.106)       (0.009)          ---
Net realized gain on investments                  (0.581)       (0.752)       (0.129)      (0.006)
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.801)       (0.858)       (0.138)      (0.006)
                                                  -------       -------       -------       ------

Net asset value, end of period                    $15.590       $13.550       $11.720      $10.690
                                                  =======       =======       =======       ======

Total return(3)                                    21.68%        23.91%        11.08%       25.84%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                       $154,198       $99,733       $44,149       $9,302
Ratio of expenses to average net
  assets                                            1.61%         1.61%         1.63%        1.57%
Ratio of expenses to average net
  assets prior to expense
  limitation                                        1.61%         1.85%         1.95%        3.47%
Ratio of net investment income to
  average net assets                                1.13%         1.82%         0.80%        0.65%
Ratio of net investment income
  (loss) to average net assets
  prior to expense limitation                       1.13%         1.58%         0.48%      (1.25%)
Portfolio turnover                                    18%           68%           82%          49%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager,  as applicable.  Performance would have been lower had the expense limitation not been in effect.

                                       48

Optimum Fixed Income Fund                                    Institutional Class
                                                         Year ended                      8/1/03(1)
                                                            3/31                                to
                                        2008         2007          2006          2005      3/31/04

Net asset value, beginning of period               $8.730        $8.890        $8.970       $8.500

Income (loss) from investment
  operations:

Net investment income(2)                            0.431         0.348         0.310        0.192
Net realized and unrealized gain
  (loss) on investments and
  foreign currencies                                0.265       (0.209)       (0.050)        0.407
                                                  -------       -------       -------       ------

Total from investment operations                    0.696         0.139         0.260        0.599
                                                  -------       -------       -------       ------

Less dividends and distributions
  from:
Net investment income                             (0.376)       (0.285)       (0.260)      (0.119)
Net realized gain on investments                      ---       (0.014)       (0.080)      (0.010)
                                                  -------       -------       -------       ------
Total dividends and distributions                 (0.376)       (0.299)       (0.340)      (0.129)
                                                  -------       -------       -------       ------

Net asset value, end of period                     $9.050        $8.730        $8.890       $8.970
                                                  =======       =======       =======       ======

Total return(3)                                     8.09%         1.56%         2.96%        7.07%

Ratios and supplemental data:

Net assets, end of period (000
  omitted)                                       $454,154      $309,363      $153,085      $22,276
Ratio of expenses to average net
  assets                                            0.90%         0.90%         0.89%        0.85%
Ratio of expenses to average net
  assets prior to expense
  limitation and
expense paid indirectly                             1.26%         1.32%         1.35%        1.90%
Ratio of net investment income to
  average net assets                                4.83%         3.90%         3.47%        3.23%
Ratio of net investment income to
  average net assets prior to
  expense limitation and expense
  paid indirectly                                   4.47%        3.48%          3.01%        2.18%
Portfolio turnover                                   238%         298%           352%         383%

(1)  Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  The  average  shares  outstanding  method  has been  applied  for per share information.

(3)  Total  investment  return is based on the  change  in net asset  value of a
     share  during  the  period  and  assumes   reinvestment  of  dividends  and
     distributions at net asset value.  Total investment return reflects waivers and payment of fees by the manager.  Performance  would have been lower had the expense limitation not been in effect.

                                       49

How to read the financial highlights

Net investment income (loss)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit,  while a realized loss occurs when we sell an investment at a loss.  When an investment  increases or  decreases  in value but we do not sell it, we record an  unrealized  gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions  from: Net realized gain on investments."

Net asset value ("NAV")
This is the value of a mutual fund share,  calculated by dividing the net assets by the number of shares outstanding.

Total return
This  represents  the rate  that an  investor  would  have  earned or lost on an investment in a fund. In  calculating  this figure for the financial  highlights table, we include applicable fee waivers,  exclude front-end sales charges,  and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets  represent  the total value of all the assets in a fund's  portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
The expense ratio is the  percentage of net assets that a fund pays annually for operating  expenses and management fees.  These expenses include  accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income to average net assets
We determine this ratio by dividing net investment income by average net assets.

Portfolio turnover
This figure tells you the amount of trading  activity in a fund's  portfolio.  A turnover rate of 100% would occur if, for example, a fund bought and sold all of the  securities  in its  portfolio  once in the  course of a year or  frequently traded a single  security.  A high rate of  portfolio  turnover  in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

                                       50

Optimum Fund Name
Class name (CUSIP number; Fund number)
Optimum Large Cap Growth Fund
         Institutional Class        (246118871; 904)
Optimum Large Cap Value Fund

         Institutional Class        (246118830; 908)
Optimum Small-Mid Cap Growth Fund
         Institutional Class        (246118780; 912)
Optimum Small-Mid Cap Value Fund

         Institutional Class        (246118749; 916)
Optimum International Fund
         Institutional Class        (246118699; 920)
Optimum Fixed Income Fund
         Institutional Class        (246118657; 924)

                                       51

Additional  information about each Fund's investments is available in the Funds'
annual and semiannual reports to shareholders. In the Funds' shareholder report, you will find a discussion of the market  conditions and  investment  strategies that significantly affected each Fund's performance during the period covered by the report.  You can find more  information  about the Funds in the current SAI, which we have filed  electronically  with the SEC and which is legally a part of this Prospectus (it is  incorporated  by reference).  If you want a free copy of the SAI or the annual or semiannual  report,  or if you have any questions about investing in a Fund,  please  contact your  participating  securities  dealer or other financial  intermediary.  If you hold Fund shares directly with the Funds'
service  agent,  call  toll-free  800  914-0278.  The  Funds' SAI and annual and semiannual  reports to shareholders  are also available free of charge,  through the Funds' Web site (www.optimummutualfunds.com).

You can find reports and other information about the Funds on the EDGAR database on the SEC Web site (www.sec.gov).  You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at  publicinfo@sec.gov, or by writing  to the Public  Reference  Section  of the SEC,  Washington,  D.C.
20549-0102.  Information about the Funds, including the SAI, can be reviewed and copied  at the SEC's  Public  Reference  Room in  Washington,  D.C.  You can get
information on the Public Reference Room by calling the SEC at 202 551-8090.

                  Investment Company Act file number: 811-21335

                                       52

                       STATEMENT OF ADDITIONAL INFORMATION
                                 July [__], 2008

                               OPTIMUM FUND TRUST
                          Optimum Large Cap Growth Fund
                          Optimum Large Cap Value Fund
                        Optimum Small-Mid Cap Growth Fund
                    (formerly, Optimum Small Cap growth fund)
                        Optimum Small-Mid Cap Value Fund
                    (formerly, Optimum Small cap value fund)
                           Optimum International Fund
                            Optimum Fixed Income Fund

                               2005 Market Street
                           Philadelphia, PA 19103-7094

     This  Statement of Additional  Information  ("Part B") describes  shares of
Optimum Large Cap Growth Fund,  Optimum Large Cap Value Fund,  Optimum Small-Mid
Cap  Growth  Fund  (formerly,  Optimum  Small-Mid  Cap  Growth  Fund"),  Optimum
Small-Mid  Cap Value Fund  (formerly,  Optimum  Small Cap Value  Fund),  Optimum
International   Fund  and  Optimum   Fixed   Income  Fund  (each  a  "Fund"  and
collectively,  the  "Funds"),  which  are  series of  Optimum  Fund  Trust  (the
"Trust"). Each Fund offers three retail classes: Class A Shares, Class B Shares, and Class C Shares (referred to collectively as the "Fund  Classes").  Each Fund also offers an Institutional  Class.  Each class may be referred to individually as a "Class" and collectively as the "Classes." The Funds' investment manager is
Delaware  Management  Company (the "Manager"),  a series of Delaware  Management
Business Trust.

     This Part B supplements  the  information  contained in the Funds'  current prospectuses  (the  "Prospectuses"),  each dated July [__], 2008, as they may be amended from time to time.  This Part B should be read in  conjunction  with the applicable  Prospectus.  This Part B is not itself a  prospectus  but is, in its entirety,  incorporated by reference into each  Prospectus.  A Prospectus may be obtained by writing to or calling your participating  securities dealer or other financial intermediary. If you hold Fund shares directly with the Funds' Service agent, call toll-free 800 914-0278.  The Funds' financial statements,  the notes relating  thereto,  the  financial  highlights  and the  report  of the  Trust's independent registered public accounting firm are incorporated by reference from the  Annual  Report  into this Part B. The Annual  Reports  will  accompany  any request  for Part B. The Annual  Reports can be  obtained,  without  charge,  by calling 800 914-0278.

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------------------------------------ ------ ----------------------------------- ------
                                      Page                                       Page
------------------------------------ ------ ----------------------------------- ------
Cover Page                                  Purchasing Shares
------------------------------------ ------ ----------------------------------- ------
Fund History                                Investment Plans
------------------------------------ ------ ----------------------------------- ------
Investment Objectives, Restrictions,        Determining Offering Price
 and Policies                               and Net Asset Value
------------------------------------ ------ ----------------------------------- ------
Investment Strategies and Risks             Redemption and Exchange
------------------------------------ ------ ----------------------------------- ------
Disclosure of Portfolio Holdings            Distributions and Taxes
 Information
------------------------------------ ------ ----------------------------------- ------
Management of the Trust                     Performance Information
------------------------------------ ------ ----------------------------------- ------
Investment Manager and Other Service        Financial Statements
 Providers
------------------------------------ ------ ----------------------------------- ------
Portfolio Managers                          Principal Holders
------------------------------------ ------ ----------------------------------- ------
Trading Practices and Brokerage             Appendix A - Description of Ratings
------------------------------------ ------ ----------------------------------- ------
Capital Structure                           Appendix B - Proxy Voting Policies
------------------------------------ ------ ----------------------------------- ------

                                       1

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                                  FUND HISTORY
--------------------------------------------------------------------------------

Organization
     The Trust was organized as a Delaware statutory trust on April 21, 2003.

Classification
     The Trust is an open-end registered  management  investment  company.  Each
Fund operates as a "diversified"  fund as defined by the Investment  Company Act of 1940, as amended (the "1940 Act").

--------------------------------------------------------------------------------
                INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES
--------------------------------------------------------------------------------

     The Funds' investment  objectives are described in the  Prospectuses.  Each
Fund's  investment  objective  is  non-fundamental,  and may be changed  without shareholder approval.  However, the Board of Trustees (the "Board") must approve any  changes to  non-fundamental  investment  objectives  and a Fund will notify shareholders  at  least  60  days  prior  to a  material  change  in the  Fund's objective.

Fundamental Investment Restrictions
     The Trust has  adopted  the  following  restrictions  for each Fund,  which cannot be  changed  without  approval  by the  holders  of a  "majority"  of the respective  Fund's  outstanding  shares,  which is a vote by the  holders of the lesser of (a) 67% or more of the voting securities present in person or by proxy at a  meeting,  if the  holders  of  more  than  50% of the  outstanding  voting securities  are  present or  represented  by proxy;  or (b) more than 50% of the outstanding  voting  securities.  The  percentage  limitations  contained in the restrictions  and policies  set forth herein apply at the time a Fund  purchases securities.

     Each Fund may not:

     1.  Purchase  securities  of any issuer  (other than  securities  issued or guaranteed  by  the  U.S.  Government,  its  agencies  or  instrumentalities  or securities issued by other investment  companies) if, as a result,  more than 5%
of the Fund's total assets would be invested in securities of that issuer or the
Fund would own or hold more than 10% of the  outstanding  voting  securities  of that  issuer,  except that up to 25% of the Fund's  total assets may be invested without regard to this limitation.

     2. Make investments that will result in the concentration (as that term may be defined in the 1940 Act), any rule or order  thereunder,  or U.S.  Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers  primarily  engaged in the same industry,  provided that this  restriction  does not limit the Fund from  investing  in  obligations issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.

     3. Borrow  money or issue  senior  securities,  except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

     4.  Underwrite the  securities of other  issuers,  except that the Fund may engage in transactions  involving the acquisition,  disposition or resale of its portfolio  securities,  under  circumstances where it may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     5. Purchase or sell real estate,  unless  acquired as a result of ownership of securities or other instruments,  and provided that this restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal or  otherwise engage in  transactions  in real estate or  interests  therein,  or investing in securities that are secured by real estate or interests therein.

     6. Purchase or sell physical  commodities,  unless  acquired as a result of ownership of securities or other instruments, and provided that this restriction does not  prevent  the Fund from  engaging  in  transactions  involving  futures contracts  and options  thereon or investing in  securities  that are secured by physical commodities.

                                       2

     7. Make loans,  provided  that this  restriction  does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements,  loaning its assets to broker/dealers or institutional investors, and investing in loans, including assignments and participation interests.

Non-Fundamental Investment Restrictions
     In  addition  to  the  fundamental  policies  and  investment  restrictions described above, and the various general  investment  policies  described in the
Prospectuses,   each  Fund  will  be   subject  to  the   following   investment
restrictions,  which are  considered  non-fundamental  and may be changed by the
Board without shareholder approval.  The percentage limitations contained in the restrictions  and policies  set forth herein apply at the time a Fund  purchases securities.

     1. A Fund  may not  invest  more  than  15% of  respective  net  assets  in securities which it cannot sell or dispose of in the ordinary course of business within  seven days at  approximately  the value at which the Fund has valued the investment.

     2. A Fund may not  purchase  securities  on margin,  except for  short-term credit  necessary  for clearance of portfolio  transactions  and except that the
Fund may make margin  deposits in connection  with its use of financial  options and futures,  forward and spot currency  contracts,  swap transactions and other financial contracts or derivative instruments.

     3. A Fund  may not sell  securities  short or  maintain  a short  position, except that the Fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial  options and futures,  forward and spot currency contracts,  swap transactions and other financial contracts or derivative instruments.

     4. A Fund may not purchase portfolio  securities while borrowings in excess of 5% of its total assets are outstanding.

Portfolio Turnover
     Portfolio trading will be undertaken  principally to accomplish each Fund's investment  objective.  Each Fund is free to dispose of portfolio  securities at any time, subject to complying with the Code (the "Code") and the 1940 Act, when such a move is desirable in light of such Fund's investment objective. The Funds will not attempt to achieve or be limited to a  predetermined  rate of portfolio turnover.  Such turnover  always will be incidental to  transactions  undertaken with a view to achieving the Fund's investment objective.

     The portfolio  turnover rate tells you the amount of trading  activity in a
Fund's  portfolio.  A turnover rate of 100% would occur, for example,  if all of such Fund's investments held at the beginning of a year were replaced by the end of the year, or if a single investment was frequently  traded. The turnover rate also may be affected by cash  requirements from redemptions and repurchases of a
Fund's  shares.  A high  rate of  portfolio  turnover  in any year may  increase brokerage commissions paid and could generate taxes for shareholders on realized investment  gains. In investing to achieve its investment  objective,  each Fund may hold securities for any period of time.

     Each Fund's  portfolio  turnover  rate for the fiscal years ended March 31,
2008 and March 31, 2007, respectively, are set forth below:

------------------------------------------ ----------------- ------------------
Fund                                             2008              2007
------------------------------------------ ----------------- -------------------
Optimum Large Cap Growth Fund                    xx%                37%
------------------------------------------ ----------------- ------------------
Optimum Large Cap Value Fund                     xx%                22%
------------------------------------------ ----------------- ------------------
Optimum Small-Mid Cap Growth Fund                xx%                46%
------------------------------------------ ----------------- ------------------
Optimum Small-Mid Cap Value Fund                 xx%                49%
------------------------------------------ ----------------- ------------------
Optimum International Fund                       xx%                18%
------------------------------------------ ----------------- ------------------
Optimum Fixed Income Fund                        xx%               238%
------------------------------------------ ----------------- ------------------

                                       3

--------------------------------------------------------------------------------
                         INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

     The  Prospectuses   discuss  each  Fund's  investment   objective  and  the
strategies followed to seek to achieve that objective.  The following discussion supplements the description of the Funds'  investment  strategies and risks that
are  included  in  the  Prospectuses.   The  Funds'  investment  strategies  are
non-fundamental and may be changed without shareholder approval.

Asset-Backed Securities
     A Fund may  invest  in  securities  which  are  backed  by  assets  such as mortgages, loans, receivables or other assets. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The credit quality of most asset-backed securities depends primarily on the credit  quality  of the  assets  underlying  such  securities,  how well the entities  issuing  the  securities  are  insulated  from the credit  risk of the originator or affiliated entities,  and the amount of credit support provided to the securities.  Such  receivables are securitized in either a pass-through or a pay-through structure.  Pass-through securities provide investors with an income stream  consisting  of both  principal  and interest  payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the  various  receivables  and  in  which  the  payments  on  the  underlying receivables  provide the funds to pay the debt  service on the debt  obligations issued.

     To lessen the effect of failures by obligors on  underlying  assets to make payments,  such securities may contain  elements of credit support.  Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses  resulting from ultimate  default by an obligor on the underlying assets.  Liquidity protection refers to the provision of advances,  generally by the entity  administering  the pool of  assets,  to ensure  that the  receipt of payments  due on the  underlying  pool  is  timely.  Protection  against  losses resulting  from  ultimate  default  enhances the  likelihood  of payments of the obligations on at least some of the assets in the pool.  Such  protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through  various means of structuring the transaction or through a combination of such approaches.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments,  sometimes  funded  from a portion  of the payments on the underlying  assets,  are held in reserve  against future losses)
and "over collateralization"  (where the scheduled payments on, or the principal amount of, the  underlying  assets exceeds that required to make payments of the securities  and pay any servicing or other fees).  The degree of credit  support provided for each issue is generally based on historical  information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those  anticipated  could adversely  affect the return on an investment in such issue.

     The rate of principal payment on asset-backed  securities generally depends on the rate of principal payments received on the underlying  assets.  Such rate of  payments  may be affected by economic  and  various  other  factors  such as changes in interest  rates or the  concentration  of  collateral in a particular geographic  area.  Therefore,  the yield may be  difficult to predict and actual yield to maturity  may be more or less than the  anticipated  yield to maturity.
Due to the shorter  maturity of the collateral  backing such  securities,  there tends to be less of a risk of substantial  prepayment than with  mortgage-backed securities,  but the risk of such a  prepayment  does exist.  Such  asset-backed
securities   do,   however,   involve   certain   risks  not   associated   with
mortgage-backed securities, including the risk that security interests cannot be adequately,  or in many cases  ever,  established,  and other risks which may be peculiar to  particular  classes of  collateral.  For  example,  with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain  amounts owed on the credit cards,  thereby reducing the outstanding balance. In the case of automobile  receivables,  there is a risk  that the  holders  may not have  either  a proper  or first  security interest in all of the  obligations  backing such  receivables  due to the large number of vehicles  involved in a typical  issuance and  technical  requirements under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

                                       4

Brady Bonds
     A Fund may invest in Brady Bonds,  which are securities created through the exchange of  existing  commercial  bank loans to public and private  entities in certain  emerging  markets for new bonds in connection with debt  restructurings under a debt  restructuring  plan  introduced  by former U.S.  Secretary  of the
Treasury,  Nicholas F. Brady (the "Brady Plan").  Brady Plan debt restructurings have been  implemented  in a number of countries  including  Argentina,  Brazil,
Bulgaria,  Costa Rica, Croatia,  Dominican Republic,  Ecuador,  Jordan,  Mexico,
Morocco, Nigeria, Panama, Peru, the Philippines,  Poland, Slovenia,  Uruguay and
Venezuela.  Brady Bonds have been issued only  recently,  and for that reason do not  have  a  long  payment  history.  Brady  Bonds  may  be  collateralized  or uncollateralized,  are  issued in various  currencies  (but  primarily  the U.S.
dollar) and are actively  traded in  over-the-counter  secondary  markets.  U.S.
dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate  bonds,  are generally  collateralized  in full as to principal by
U.S.  Treasury  zero coupon bonds having the same  maturity as the bonds.  Brady
Bonds  are  often  viewed  as having  three or four  valuation  components:  the collateralized  repayment  of principal at final  maturity;  the  collateralized
interest   payments;   the   uncollateralized   interest   payments;   and   any
uncollateralized  repayment  of principal  at maturity  (these  uncollateralized amounts  constituting  the  "residual  risk").  In light of the residual risk of
Brady Bonds and the history of defaults of  countries  issuing  Brady Bonds with respect to commercial bank loans by public and private entities,  investments in
Brady Bonds may be viewed as speculative.

Combined Transactions
     A Fund may enter into multiple  transactions,  including  multiple  options transactions,  multiple futures  transactions,  multiple  currency  transactions
(including  forward currency  contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions
("component" transactions), instead of a single transaction, as part of a single or combined  strategy when, in the opinion of the investment  adviser,  it is in the best  interests  of the Fund to do so. A combined  transaction  will usually contain elements of risk that are present in each of its component transactions.
Although combined transactions are normally entered into based on the investment adviser's  judgment that the combined  strategies  will reduce risk or otherwise more effectively  achieve the desired portfolio  management goal, it is possible that the combination will instead  increase such risks or hinder  achievement of the portfolio management objective.

Convertible Debt and Non-Traditional Equity Securities
     A Fund may  invest in  convertible  and debt  securities  of issuers in any industry. A convertible security is a security that may be converted at a stated
price  within a specified  period of time into a certain  quantity of the common stock of the same or a different  issuer.  Convertible  securities rank ahead of common stock in a corporation's capital structure and therefore entail less risk than the corporation's common stock. However,  convertible  securities typically rank behind non-convertible  securities of the same issuer. Convertible and debt securities  provide a  fixed-income  stream  and the  opportunity,  through  its conversion feature, to participate in the capital appreciation  resulting from a market price advance in the convertible  security's  underlying  common stock. A convertible  security's price depends on both its "investment  value" (its value with the conversion privilege),  and its "conversion value" (its market value if it were  exchanged  for the  underlying  security  according  to its  conversion privilege).  When a convertible  security's investment value is greater than its conversion value, its price will primarily reflect its investment value. In this scenario,  price will  probably  be most  affected  by  interest  rate  changes, increasing  when interest  rates fall and  decreasing  when interest rates rise, similar to a fixed-income  security.  Additionally,  the credit  standing of the issuer and other factors also may have an effect on the  convertible  security's
value.  Conversely,   when  the  conversion  value  approaches  or  exceeds  the investment  value,  the price of the  convertible  security  will rise above its investment  value.  The higher the convertible  security's price relative to its investment  value, the more direct the  relationship  between the changes in its price and changes in the price of the underlying equity security.

     A convertible  security's  price will typically  provide a premium over the conversion  value. This represents the additional price investors are willing to pay for a  security  that  offers  income,  ranks  ahead  of  common  stock in a company's capital structure and also has the possibility of capital appreciation due to the  conversion  privilege.  Because  a  convertible  security  has fixed
interest  or  dividend  payments,   when  the  underlying  stock  declines,  the
convertible  security's price is increasingly  determined by its yield. For this reason,  the  convertible  security  may not  decline as much as the  underlying common stock.  The extent of the price decline will also depend on the amount of the premium over its conversion value.

                                       5

     Common stock  acquired  upon  conversion  of a  convertible  security  will generally be held for so long as the investment  manager  anticipates such stock will provide the Fund with  opportunities  that are  consistent  with the Funds'
investment objectives and policies.

     A Fund may  invest  in  convertible  debentures  without  regard  to rating categories.  Investing in convertible debentures that are rated below investment grade or unrated but of comparable quality entails certain risks,  including the risk of loss of  principal,  which may be  greater  than the risks  involved  in investing in  investment  grade  convertible  debentures.  Under  rating  agency guidelines, lower rated securities and comparable unrated securities will likely have some quality and  protective  characteristics  that are outweighed by large uncertainties or major risk exposures to adverse conditions.

     A Fund  may have  difficulty  disposing  of such  lower  rated  convertible debentures  because the trading  market for such  securities may be thinner than the market for higher rated  convertible  debentures.  To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary trading market for higher rated  securities.  The lack of a liquid secondary market, as well as adverse publicity with respect to these securities, may have an adverse  impact on market  price and a Fund's  ability to dispose of particular issues in response to a specific economic event such as deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for a Fund to obtain accurate market  quotations for purposes of pricing the Fund's  portfolio and calculating its net asset value ("NAV").  The market  behavior of convertible  securities in lower  rating  categories  is often more  volatile  than that of higher  quality securities. Lower quality convertible securities are judged by Moody's Investors
Service,  Inc. ("Moody's") and Standard & Poor's Ratings Service ("S&P") to have speculative  elements or  characteristics;  their future cannot be considered as well assured, and their earnings and asset protection may be moderate or poor in comparison to investment grade securities.

     In addition, such lower quality securities face major ongoing uncertainties or exposure to adverse business,  financial or economic conditions,  which could lead to  inadequate  capacity  to meet  timely  payments.  The market  values of securities  rated below  investment  grade tend to be more  sensitive to company specific  developments  and changes in  economic  conditions  than higher  rated securities. Issuers of these securities are often highly leveraged so that their ability to service their debt obligations  during an economic downturn or during sustained  periods of rising interest rates may be impaired.  In addition,  such issuers may not have more  traditional  methods of financing  available to them, and therefore may be unable to repay debt at maturity by refinancing.

     A Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"),  which provide an investor with the  opportunity to earn higher dividend income than is available  on a  company's  common  stock.  A PERCS is a  preferred  stock  that
generally   features  a  mandatory   conversion  date,  as  well  as  a  capital
appreciation  limit which is usually  expressed in terms of a stated price. Upon the conversion  date,  most PERCS convert into common stock of the issuer (PERCS
are  generally  not  convertible  into  cash  at  maturity).   Under  a  typical
arrangement,  if after a predetermined number of years the issuer's common stock is trading at a price below that set by the  capital  appreciation  limit,  each
PERCS would  convert to one share of common  stock.  If,  however,  the issuer's common  stock is trading at a price above that set by the  capital  appreciation limit,  the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market  price of the  issuer's  common  stock.  PERCS can be called at any time prior to maturity,  and hence do not provide call protection.
However,  if called  early,  the issuer may pay a call  premium  over the market price to the investor.  This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

     A Fund also may  invest in other  enhanced  convertible  securities.  These
include  but  are  not  limited  to  ACES   (Automatically   Convertible  Equity
Securities),  PEPS  (Participating  Equity Preferred  Stock),  PRIDES (Preferred
Redeemable  Increased  Dividend Equity  Securities),  SAILS (Stock  Appreciation
Income Linked  Securities),  TECONS (Term  Convertible  Notes),  QICS (Quarterly
Income   Cumulative   Securities)  and  DECS  (Dividend   Enhanced   Convertible
Securities).  ACES,  PEPS,  PRIDES,  SAILS,  TECONS,  QICS and DECS all have the following features: they are company-issued  convertible preferred stock; unlike
PERCS, they do not have capital  appreciation  limits;  they seek to provide the investor  with high  current  income,  with  some  prospect  of  future  capital appreciation;  they are  typically  issued with three- to four-year  maturities;
they  typically  have some built-in call  protection  for the first two to three years; investors have the right to convert them into shares of common stock at a preset  conversion  ratio or hold them until

                                       6

maturity;  and upon  maturity,  they  automatically  convert to either cash or a specified number of shares of common stock. An investment in such securities may involve additional risks. Unlike conventional  convertible securities,  enhanced convertible securities do not usually have a fixed maturity (par) value. Rather, such securities  generally provide only for a mandatory  conversion into cash or common stock. As a result,  a Fund risks loss of principal if the cash received, or the price of the underlying  common stock at the time of conversion,  is less than the price paid for the enhanced convertible  security.  Such securities may
be  more  or  less   liquid  than   conventional   convertible   securities   or
non-convertible debt securities.

Corporate Reorganizations
     A Fund may invest in  securities  for which a tender or exchange  offer has been  made or  announced  and in  securities  of  companies  for which a merger, consolidation,  liquidation or reorganization proposal has been announced if, in the  judgment  of the  investment  adviser,  it is  consistent  with the  Fund's investment objective and policies.  The primary risk of such investments is that if the  contemplated  transaction  is  abandoned,  revised,  delayed  or becomes subject to unanticipated  uncertainties,  the market price of the securities may decline below the purchase price paid by the Fund.

     In  general,  securities  that are the subject of such an offer or proposal sell at a  premium  to their  historic  market  price  immediately  prior to the announcement of the offer or proposal.  However,  the increased  market price of such  securities  may also  discount  what the stated or appraised  value of the security would be if the contemplated  transaction were approved or consummated.
Such investments may be advantageous when the discount significantly  overstates
the  risk  of  the  contingencies   involved;   significantly   undervalues  the
securities,  assets or cash to be received by  shareholders  of the  prospective company as a result of the  contemplated  transaction;  or fails  adequately  to recognize  the  possibility  that  the  offer or  proposal  may be  replaced  or superseded  by an offer or proposal of greater  value.  The  evaluation  of such contingencies  requires  unusually broad knowledge and experience on the part of the investment  adviser which must appraise not only the value of the issuer and its  component  businesses,  but  also  the  financial  resources  and  business motivation  of the offerer as well as the dynamics of the business  climate when the offer or proposal is in process.

Credit Default Swaps
     Each Fund may enter into  credit  default  swap  ("CDS")  contracts  to the extent consistent with its investment objectives and strategies.  A CDS contract is a  risk-transfer  instrument (in the form of a derivative  security)  through which one party (the "purchaser of protection")  transfers to another party (the
"seller of protection") the financial risk of a Credit Event (as defined below), as it relates to a particular  reference  security or basket of securities (such as an  index).  In  exchange  for  the  protection  offered  by  the  seller  of protection, the purchaser of protection agrees to pay the seller of protection a periodic  premium.  In the most general sense,  the benefit for the purchaser of protection is that, if a Credit Event should occur, it has an agreement that the seller of protection will make it whole in return for the transfer to the seller of  protection  of the  reference  security or  securities.  The benefit for the seller of  protection  is the premium  income it receives.  A Fund might use CDS contracts to limit or to reduce the risk exposure of the Fund to defaults of the issuer or issuers of its  holdings  (i.e.,  to reduce risk when the Fund owns or has exposure to such securities).  A Fund also might use CDS contracts to create or vary exposure to securities or markets.

     CDS transactions may involve general market, illiquidity,  counterparty and credit risks.  CDS prices may also be subject to rapid  movements in response to news and events affecting the underlying securities.  As the purchaser or seller of  protection,  a Fund may be required to segregate cash or other liquid assets to cover its obligations under certain CDS contracts.

     Where a Fund is a purchaser of  protection,  it will designate on its books and records cash or liquid  securities  sufficient to cover its premium payments under the CDS. To the extent that the Fund, as a purchaser of protection, may be required in the event of a credit default to deliver to the counterparty (1) the reference  security  (or basket of  securities),  (2) a  security  (or basket of securities)  deemed to be the equivalent of the reference security (or basket of securities),  or (3) the negotiated  monetary value of the obligation,  the Fund will designate the reference security (or basket of securities) on its books and records as being held to satisfy its obligation under the CDS or, where the Fund does not own the  reference  security (or basket of  securities),  the Fund will designate  on its books and  records  cash or liquid  securities  sufficient  to satisfy the  potential  obligation.  To the extent that the Fund, as a seller of protection,  may be required in the event of a credit  default to deliver to the counterparty some or all of the notional amount of the CDS, it will designate on its  books  and  records  cash or  liquid  securities  sufficient  to cover  the obligation.  If the CDS permits the Fund to offset its  obligations  against the obligations of the counterparty under the CDS, then the Fund will only designate on its  books and

                                       7

records cash or liquid securities  sufficient to cover the Fund's net obligation to the counterparty,  if any. All cash and liquid  securities  designated by the
Fund to cover its obligations under CDSs will be marked to market daily to cover these obligations.

     As the seller of protection in a CDS contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a reference security (or basket of securities) to the counterparty in the event of a default,  bankruptcy,  failure to pay,  obligation  acceleration,  modified  restructuring or agreed upon event
(each of these events is a "Credit Event").  If a Credit Event occurs,  the Fund generally  would  receive the security or  securities  to which the Credit Event relates in return for the payment to the  purchaser  of the par value.  Provided that no Credit Event  occurs,  the Fund would  receive from the  counterparty  a periodic  stream of  payments  over the term of the  contract in return for this credit protection. In addition, if no Credit Event occurs during the term of the
CDS contract,  the Fund would have no delivery requirement or payment obligation to the purchaser of protection.  As the seller of protection,  a Fund would have credit exposure to the reference security (or basket of securities). A Fund will not sell  protection in a CDS contract if it cannot  otherwise hold the security
(or basket of securities).

     As the  purchaser  of  protection  in a CDS  contract,  a Fund  would pay a premium to the seller of protection.  In return,  the Fund would be protected by the seller of  protection  from a Credit  Event on the  reference  security  (or basket of securities).  A risk in this type of transaction is that the seller of protection  may fail to satisfy its payment  obligations to the Fund if a Credit
Event should occur.  This risk is known as counterparty risk and is described in further detail below.

     If the  purchaser of  protection  does not own the  reference  security (or basket of  securities),  the purchaser of protection may be required to purchase the reference  security (or basket of  securities) in the case of a Credit Event on the  reference  security  (or  basket of  securities).  If the  purchaser  of protection  cannot  obtain the  security  (or basket of  securities),  it may be obligated to deliver a security (or basket of  securities)  that is deemed to be equivalent to the reference security (or basket of securities) or the negotiated monetary value of the obligation.

     Each CDS contract is individually  negotiated.  The term of a CDS contract, assuming no Credit Event occurs,  is typically  between two and five years.  CDS
contracts   may  be  unwound   through   negotiation   with  the   counterparty.
Additionally,  a CDS contract may be assigned to a third party.  In either case, the  unwinding  or  assignment  involves  the  payment  or receipt of a separate payment by a Fund to terminate the CDS contract.

     A  significant  risk in CDS  transactions  is the  creditworthiness  of the counterparty because the integrity of the transaction depends on the willingness and ability of the counterparty to meet its contractual obligations. If there is a default by a counterparty who is a purchaser of protection, a Fund's potential loss is the agreed  upon  periodic  stream of  payments  from the  purchaser  of protection.  If  there  is a  default  by a  counterparty  that is a  seller  of protection,  a Fund's  potential loss is the failure to receive the par value or other agreed upon value from the seller of  protection  if a Credit Event should occur.  CDS  contracts do not involve the delivery of collateral to support each party's  obligations;  therefore,  a Fund will only  have  contractual  remedies against the counterparty pursuant to the CDS agreement.  As with any contractual remedy,  there is no guarantee  that a Fund would be successful in pursuing such remedies. For example, the counterparty may be judgment proof due to insolvency.
A Fund thus assumes the risk that it will be delayed or prevented from obtaining payments owed to it.

Custodial Receipts
     A Fund may acquire U.S. Government  securities and their unmatured interest coupons  that have been  separated  ("stripped")  by their  holder,  typically a custodian  bank or  investment  brokerage  firm.  Having  separated the interest coupons from the underlying  principal of the U.S.  Government  securities,  the holder will resell the stripped  securities in custodial receipt programs with a number  of  different  names,  including  Treasury  Receipts  ("TRs"),  Treasury
Investment  Growth Receipts  ("TIGRs"),  and Certificates of Accrual on Treasury
Securities  ("CATS").  TIGRs  and  CATS are  interests  in  private  proprietary accounts  while TRs and STRIPS are  interests in accounts  sponsored by the U.S.
Treasury.  The  custodian  holds the  interest  and  principal  payments for the benefit of the registered owners of the certificates or receipts.  The custodian arranges for the issuance of the certificates or receipts  evidencing  ownership and maintains the register.  The stripped  coupons are sold  separately from the underlying principal, which is usually sold at a deep discount because the buyer receives  only the right to receive a future  fixed  payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying
U.S.  Treasury bonds and notes  themselves are generally held in book-

                                       8

entry form at a Federal  Reserve  Bank.  Purchasers  of the stripped  securities generally  are  treated  as  the  beneficial  holders  of  the  underlying  U.S.
Government securities for federal tax and securities purposes.

Depositary Receipts
     A Fund  may make  foreign  investments  through  the  purchase  and sale of sponsored  or  unsponsored  American,  European and Global  Depositary  Receipts
("Depositary Receipts").  Depositary Receipts are receipts typically issued by a
U.S. or foreign bank or trust  company  which  evidence  ownership of underlying securities issued by a foreign corporation.  "Sponsored" Depositary Receipts are issued  jointly  by the  issuer of the  underlying  security  and a  depository, whereas  "unsponsored"  Depositary Receipts are issued without  participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally  bear  all the  costs  of such  facilities  and the  depository  of an unsponsored facility frequently is under no obligation to distribute shareholder communications  received  from the issuer of the  deposited  security or to pass through  voting  rights  to the  holders  of such  receipts  in  respect  of the deposited  securities.  Therefore,  there  may  not  be  a  correlation  between information  concerning  the issuer of the  security  and the market value of an unsponsored Depositary Receipt.

     ADRs may be listed on a national  securities  exchange  or may be traded in the over-the-counter market. EDRs and GDRs traded in the over-the-counter market that do not have an active or  substantial  secondary  market will be considered illiquid and therefore  will be subject to a Fund's  limitation  with respect to such  securities.  ADR prices  are  denominated  in U.S.  dollars  although  the underlying  securities  are  denominated in a foreign  currency.  Investments in
ADRs,  EDRs  and  GDRs  involve  risks  similar  to  those  accompanying  direct investments in foreign securities.

Equity Securities
     Equity securities represent ownership interests in a company and consist of common stocks,  preferred stocks,  rights,  warrants to acquire common stock and securities  convertible into common stock.  Investments in equity  securities in general are subject to market  risks that may cause  their  prices to  fluctuate over time.  The value of  convertible  equity  securities  is also  affected  by prevailing  interest  rates,  the  credit  quality  of the  issuer  and any call provisions.  Fluctuations  in the  value of  equity  securities  in which a Fund invests will cause the NAV of the Fund to fluctuate.

Eurodollar Instruments
     A  Fund  may  make  investments  in  Eurodollar   instruments.   Eurodollar
instruments  are U.S.  dollar-denominated  futures  contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated  instruments  are available  from time to time.  Eurodollar futures  contracts  enable  purchasers to obtain a fixed rate for the lending of funds  and  sellers  to obtain a fixed  rate for  borrowings.  A Fund  might use
Eurodollar  futures  contracts and options  thereon to hedge against  changes in
LIBOR,  to which many  interest  rate  swaps and  fixed-income  instruments  are linked.

Exchange Traded Funds ("ETFs")
     These are a type of index fund bought and sold on a securities exchange. An
ETF trades like common  stock and  represents a fixed  portfolio  of  securities designed to track a particular  market  index.  A Fund could  purchase an ETF to temporarily  gain  exposure to a portion of the U.S. or a foreign  market  while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect  the risks of owning the  underlying  securities  they are  designed  to track,  although  lack of  liquidity  in an ETF could  result  in it being  more volatile and ETFs have management fees that increase their costs.

Foreign Securities
     Investing in securities of foreign issuers involves certain considerations,
including  those  described  in  the  Prospectuses,   which  are  not  typically
associated with investing in securities of U.S. issuers.  In determining whether companies  or  securities  are U.S. or foreign,  among  other  factors,  we will examine:  the sources of a company's income, the company's  principal office and branch locations;  the company's domicile; the location of the company's assets;
the currency  denomination of the security;  and the registration of the company or security. For example, Yankee Bonds are fixed income securities that trade in the U.S., are dollar-denominated and may be registered in the U.S. However, such securities are issued by foreign  issuers and are therefore  usually  considered
foreign  securities  for  purposes  of  determining   compliance  with  investor
limitations  and will subject the  portfolio  generally to the risks  associated with foreign securities.

                                       9

     Investors  should  consider  carefully the  substantial  risks  involved in investing in securities  issued by companies and governments of foreign nations.
There is the  possibility  of  expropriation,  nationalization  or  confiscatory taxation,  taxation of income  earned in foreign  nations or other taxes imposed with respect to investments in foreign nations,  foreign exchange control (which may  include  suspension  of the  ability  to  transfer  currency  from a  given
country),  default  in  foreign  government  securities,   political  or  social
instability  or  diplomatic  developments  which  could  affect  investments  in securities of issuers in those nations.

     In  addition,  in many  countries,  there is  substantially  less  publicly available information about issuers than is available in reports about companies in the U.S.  and this  information  tends  to be of a  lesser  quality.  Foreign companies  are  not  subject  to  uniform  accounting,  auditing  and  financial reporting  standards,  and  auditing  practices  and  requirements  may  not  be comparable to those applicable to U.S. companies. In particular,  the assets and profits  appearing  on the  financial  statements  of a  developing  or emerging country  issuer may not reflect its financial  position or results of operations in the way they would be reflected had the financial statements been prepared in accordance with U.S.  generally  accepted  accounting  principles.  Also, for an issuer that keeps  accounting  records in local currency,  inflation  accounting rules may require for both tax and accounting purposes,  that certain assets and liabilities be restated on the issuer's  balance sheet in order to express items in terms of currency or constant  purchasing  power.  Inflation  accounting  may indirectly  generate  losses or  profits.  Consequently,  financial  data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets.

     Further,  a Fund may  encounter  difficulty  or be unable  to pursue  legal remedies and obtain judgments in foreign courts.  Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the U.S., are likely to be higher.  Further, the settlement period of  securities  transactions  in foreign  markets  may be longer  than in domestic markets,  and may be subject to administrative  uncertainties.  In many foreign  countries,  there is less  government  supervision  and  regulation  of business and industry practices,  stock exchanges,  brokers and listed companies than in the U.S.,  and capital  requirements  for brokerage  firms are generally lower. The foreign  securities  markets of many of the countries in which a Fund may invest  may also be  smaller,  less  liquid  and  subject  to greater  price volatility than those in the U.S.

     Compared to the U.S. and other developed countries,  emerging countries may have volatile social conditions,  relatively unstable  governments and political systems,  economies based on only a few industries and economic  structures that are less diverse and mature, and securities markets that trade a small number of securities,  which can result in a low or nonexistent volume of trading.  Prices in these securities markets tend to be volatile and, in the past,  securities in these countries have offered  greater  potential for gain (as well as loss) than securities of companies located in developed  countries.  Until recently,  there has been an absence of a capital market structure or market-oriented  economy in
certain  emerging   countries.   Further,   investments  and  opportunities  for
investments by foreign  investors are subject to a variety of national  policies and  restrictions in many emerging  countries.  These  restrictions may take the form of prior governmental approval,  limits on the amount or type of securities held by  foreigners,  limits on the types of companies in which  foreigners  may invest and prohibitions on foreign  investments in issuers or industries  deemed sensitive to national interests.  Additional  restrictions may be imposed at any time by these or other countries in which a Fund invests. Also, the repatriation of both  investment  income  and  capital  from  several  foreign  countries  is restricted and controlled under certain regulations,  including,  in some cases, the need for certain governmental  consents.  Although these restrictions may in the future make it undesirable to invest in emerging  countries,  the investment advisors for the Funds do not believe that any current repatriation restrictions would affect their decision to invest in such countries. Countries such as those in which a Fund may invest have  historically  experienced  and may  continue to experience,  substantial,  and in some periods extremely high rates of inflation for many years,  high interest  rates,  exchange rate  fluctuations  or currency depreciation,  large  amounts of external  debt,  balance of payments  and trade difficulties  and extreme  poverty and  unemployment.  Other  factors  which may influence  the  ability or  willingness  to service  debt  include,  but are not limited to, a country's  cash flow  situation,  the  availability  of sufficient foreign  exchange on the date a payment is due,  the  relative  size of its debt service burden to the economy as a whole,  its  government's  policy towards the
International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

     Because the  securities of foreign  issuers are  frequently  denominated in foreign currencies,  and because a Fund may temporarily hold uninvested reserves in bank  deposits in foreign  currencies,  a Fund will be affected  favorably or unfavorably  by changes in currency rates and in exchange  control  regulations, and may incur costs in connection with conversions  between various  currencies.
The  investment  policies  of  certain  of the Funds  permit  them to enter into

                                       10

forward  foreign  currency  exchange  contracts  and  various  related  currency transactions  in order to hedge the  Funds'  holdings  and  commitments  against changes  in the  level of future  currency  rates.  Such  contracts  involve  an obligation  to purchase or sell a specific  currency at a future date at a price set at the time of the contract.

Foreign Currency Transactions
     A Fund may purchase or sell  currencies  and/or  engage in forward  foreign currency  transactions (i.e.,  contracts to exchange one currency for another on some future date at a specified  exchange rate) in order to expedite  settlement
of  portfolio   transactions  in  connection  with  its  investment  in  foreign securities and to minimize currency value fluctuations. Forward foreign currency contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally  has no deposit  requirement,  and no  commissions  are charged at any stage for trades. A Fund will account for forward contracts by marking to market each day at daily exchange rates.

     When a Fund enters into a forward  contract to sell,  for a fixed amount of
U.S.  dollars or other  appropriate  currency,  the  amount of foreign  currency approximating the value of some or all of that Fund's assets denominated in such foreign  currency,  the Fund will  cover such  contract  by  maintaining  liquid portfolio  securities  in an amount not less than the value of that Fund's total assets committed to the  consummation of such contract.  To the extent a Fund is not able to cover its forward  positions with underlying  portfolio  securities, the Fund's  custodian bank or subcustodian  will place cash or liquid high grade debt securities in a separate account of the Fund in an amount not less than the value of such Fund's total assets  committed to the consummation of such forward contracts.  If the additional cash or securities  placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the  value of the  account  will  equal the  amount of the  Fund's commitments with respect to such contracts.

     Futures,  swaps, and options on forward  contracts may be used to "hedge" a
Fund's  exposure  to  potentially   unfavorable  currency  changes.  In  certain
circumstances,  a "proxy  currency" may be substituted for the currency in which the investment is  denominated,  a strategy known as "proxy  hedging." If a Fund were to engage in any of these  foreign  currency  transactions,  they  would be primarily  to protect  the  Fund's  foreign  securities  from  adverse  currency movements  relative  to the  dollar.  Such  transactions  involve  the risk that anticipated currency movements will not occur, which could reduce a Fund's total return. There are certain markets,  including many emerging markets, where it is not possible to engage in effective foreign currency hedging.

Forward Contracts
     A forward  contract is an agreement  between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is  obligated  to pay a specified  amount for the assets at the time of  delivery.  A Fund may enter  into  forward  contracts  to purchase and sell government  securities,  equity or income securities,  foreign currencies  or other  financial  instruments.  Forward  contracts  generally are traded in an interbank market conducted  directly between traders (usually large commercial  banks) and their  customers.  Unlike  futures  contracts,  which are standardized contracts,  forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract  before its maturity,  or may hold the contract to maturity and complete the contemplated exchange.

     A Fund will cover  outstanding  forward  contracts  by  maintaining  liquid portfolio  securities  in an amount not less that the value of that Fund's total assets  committed to the  consummation of such  contracts.  To the extent that a
Fund is not  able to cover  its  forward  positions  with  underlying  portfolio securities,  the Funds'  custodian  will  segregate  cash or other liquid assets having a value equal to the aggregate  amount of such Fund's  commitments  under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory  hedges. If the value of the securities used to cover a position or the value of segregated  assets declines,  a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the  covered  and  segregated  assets will be equal to the amount of such Fund's commitments with respect to such contracts.

Futures Contracts and Options
     Futures  Contracts - A Fund may enter into  futures  contracts  relating to securities, securities indices, interest rates and currencies. (Unless otherwise specified,  interest rate futures  contracts,  securities and  securities  index futures  contracts  and foreign  currency  futures  contracts  are  collectively referred to as "futures  contracts.")  Futures, a type of potentially  high-risk derivative,  are often  used to manage or hedge  risk  because  they  enable the investor to buy or sell an

                                       11

asset in the future at an agreed-upon price.  Futures contracts may be bought or sold for any  number  of  reasons,  including:  to manage a Fund's  exposure  to changes in securities  prices and foreign  currencies;  as an efficient means of adjusting a Fund's overall exposure to certain markets;  in an effort to enhance income; to protect the value of portfolio  securities;  and as a cash management tool. Futures contracts may not always be successful hedges; their prices can be highly volatile; using them could lower a Fund's total return; and the potential loss from the use of futures  can  exceed a Fund's  initial  investment  in such contracts.

     To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign  currencies traded on an exchange  regulated by the Commodities Futures Trading Commission  ("CFTC"),  in each case that are not for bona fide hedging purposes (as defined by the CFTC),  the aggregate  initial margin and premiums required to establish these positions  (excluding the amount by which options are  "in-the-money"  at the time of purchase) may not exceed 5%
of the  liquidation  value of the Fund's  portfolio,  after  taking into account unrealized  profits and unrealized  losses on any contracts the Fund has entered into. (In general,  a call option on a futures contract is "in-the-money" if the value of the underlying  futures contract exceeds the exercise  ("strike") price of the call; a put option on a futures contract is  "in-the-money"  if the value of the underlying  futures contract is exceeded by the strike price of the put.)
This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

     Purchases or sales of stock or bond index  futures  contracts  are used for hedging purposes to attempt to protect a Fund's current or intended  investments from broad  fluctuations in stock or bond prices.  For example,  a Fund may sell stock or bond index  futures  contracts  in  anticipation  of or during a market decline  to  attempt  to  offset  the  decrease  in market  value of the  Fund's securities  portfolio that might otherwise result.  If such decline occurs,  the loss in value of portfolio  securities may be offset, in whole or part, by gains on the futures  position.  When a Fund is not fully  invested in the  securities market and anticipates a significant  market  advance,  it may purchase stock or bond index futures contracts in order to gain rapid market exposure that may, in part or  entirely,  offset  increases  in the cost of  securities  that the Fund intends to purchase. As such purchases are made, the corresponding  positions in stock or bond index futures contracts will be closed out.

     Interest rate futures  contracts are purchased or sold for hedging purposes to attempt to protect  against the effects of interest  rate changes on a Fund's current or intended  investments in fixed-income  securities.  For example, if a
Fund owned  long-term  bonds and interest rates were expected to increase,  that
Fund might sell interest rate futures contracts. Such a sale would have much the same effect as selling  some of the  long-term  bonds in that Fund's  portfolio.
However,  since the futures market is more liquid than the cash market,  the use of interest rate futures contracts as a hedging technique allows a Fund to hedge its  interest  rate risk without  having to sell its  portfolio  securities.  If interest rates did increase,  the value of the debt  securities in the portfolio would  decline,  but the value of that Fund's  interest  rate futures  contracts would be expected to increase at  approximately  the same rate,  thereby keeping the NAV of that Fund from  declining as much as it otherwise  would have. On the other hand, if interest  rates were  expected to decline,  interest rate futures contracts could be purchased to hedge in anticipation of subsequent purchases of long-term bonds at higher prices.  Because the  fluctuations in the value of the interest rate futures contracts should be similar to those of long-term bonds, a
Fund could protect  itself  against the effects of the  anticipated  rise in the value of long-term  bonds without  actually buying them until the necessary cash became  available or the market had stabilized.  At that time, the interest rate futures contracts could be liquidated and that Fund's cash reserve could then be used to buy long-term bonds on the cash market.

     A Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect current or intended investments from fluctuations in currency exchange rates.  Such fluctuations  could reduce the dollar value of portfolio securities denominated in foreign currencies,  or increase the cost of foreign-denominated  securities  to be  acquired,  even  if the  value  of  such securities in the currencies in which they are denominated  remains constant.  A
Fund may sell futures  contracts on a foreign currency,  for example,  when that
Fund holds securities  denominated in such currency and it anticipates a decline in the value of such currency  relative to the dollar. In the event such decline occurs,  the  resulting  adverse  effect  on the  value  of  foreign-denominated securities  may be  offset,  in  whole  or in  part,  by  gains  on the  futures contracts.  However,  if the value of the foreign currency increases relative to the dollar,  the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

                                       12

     Conversely,  a Fund  could  protect  against a rise in the  dollar  cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant  currency,  which could offset,  in whole or in part, the increased cost  of  such  securities  resulting  from a rise in the  dollar  value  of the underlying  currencies.  When a Fund  purchases  futures  contracts  under  such circumstances,  however,  and the price of  securities  to be  acquired  instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures  position  which could  reduce or  eliminate  the benefits of the reduced cost of portfolio securities to be acquired.

     A Fund also may engage in currency  "cross hedging" when, in the opinion of the investment  adviser,  the historical  relationship  among foreign currencies suggests that the Fund may achieve protection  against  fluctuations in currency exchange rates similar to that described above at a reduced cost through the use of a futures  contract  relating to a currency other than the U.S. dollar or the currency in which the foreign  security is denominated.  Such "cross hedging" is subject  to  the  same  risks  as  those  described  above  with  respect  to an unanticipated  increase or decline in the value of the subject currency relative to the dollar.

     Lastly,  it should be noted  that the  Trust (on  behalf of each  Fund) has filed with the National Futures  Association a notice claiming an exclusion from the definition of the term "commodity pool operator" ("CPO") under the Commodity
Exchange  Act,  as  amended,  and the  rules of the  Commodity  Futures  Trading
Commission  promulgated  thereunder,  with  respect  to each  Fund's  operation.
Accordingly, the Funds are not subject to registration or regulation as a CPOs.

     Options on Futures Contracts:  A Fund may purchase and write options on the types of futures contracts in which each Fund may invest.  The writing of a call option on a futures  contract  constitutes  a partial  hedge  against  declining prices  of the  securities  in a  Fund's  portfolio.  If the  futures  price  at expiration  of the option is below the  exercise  price,  a Fund will retain the full amount of the option  premium,  which  provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings.  The writing of a  put  option  on a  futures  contract  constitutes  a  partial  hedge  against increasing  prices  of  the  securities  or  other  instruments  required  to be delivered  under the terms of the  futures  contract.  If the  futures  price at expiration  of the put option is higher  than the  exercise  price,  a Fund will retain the full amount of the option  premium,  which  provides a partial  hedge against  any  increase  in the  price of  securities  that the Fund  intends  to purchase. If a put or call option a Fund has written is exercised, the Fund will incur a loss which will be  reduced  by the amount of the  premium it  receives.
Depending  on the  degree of  correlation  between  changes  in the value of its portfolio  securities  and  changes  in the  value  of its  options  on  futures positions,  a Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     A Fund may  purchase  options on futures  contracts  for  hedging  purposes instead of purchasing or selling the underlying futures contracts.  For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected  marketwide  decline or changes in interest or exchange  rates, a
Fund could, in lieu of selling futures contracts,  purchase put options thereon.
In the event that such decrease occurs,  it may be offset,  in whole or in part, by a profit on the option.  If the market decline does not occur,  the Fund will suffer a loss  equal to the  price of the put.  Where it is  projected  that the value of securities to be acquired by a Fund will increase prior to acquisition, due to a market  advance or changes in interest or exchange  rates, a Fund could
purchase  call  options  on  futures  contracts,   rather  than  purchasing  the
underlying  futures  contracts.  If the market  advances,  the increased cost of securities  to be purchased may be offset by a profit on the call.  However,  if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities that the Fund intends to purchase may be less expensive.

     Options on Foreign  Currencies:  A Fund may purchase  and write  options on foreign  currencies  for hedging  purposes in a manner  similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized.
For  example,  a decline  in the  dollar  value of a foreign  currency  in which portfolio  securities  are  denominated  will  reduce the  dollar  value of such securities,  even if their value in the foreign  currency remains  constant.  In order to protect against such diminutions in the value of portfolio  securities, the Fund may purchase put options on the foreign  currency.  If the value of the currency does decline,  the Fund will have the right to sell such currency for a fixed  amount in  dollars  and will  thereby  offset,  in whole or in part,  the adverse effect on its portfolio which otherwise would have resulted.

     Conversely,  where  a rise in the  dollar  value  of a  currency  in  which securities to be acquired are denominated is projected,  thereby  increasing the cost of such securities,  a Fund may purchase call options thereon. The purchase of such options could  offset,  at least  partially,  the effects of the adverse movement in exchange rates.  As in the case of other types of options,  however, the benefit to the Fund deriving from purchases of foreign currency options will be  reduced by

                                       13

the amount of the premium and related  transaction  costs.  In  addition,  where currency  exchange  rates  do  not  move  in  the  direction  or to  the  extent anticipated,  the Fund could sustain losses on transactions in foreign  currency options,  which would  require it to forego a portion or all of the  benefits of advantageous changes in such rates.

     A Fund may  write  options  on  foreign  currencies  for the same  types of hedging  purposes.  For  example,  where the Fund  anticipates  a decline in the
dollar  value  of  foreign  currency  denominated   securities  due  to  adverse
fluctuations in exchange rates, they could,  instead of purchasing a put option, write a call option on the relevant  currency.  If the expected  decline occurs, the option will most likely not be exercised, and the diminution in the value of portfolio securities will be offset by the amount of the premium received.

     Similarly,  instead  of  purchasing  a call  option  to hedge  against  the anticipated  increase in the dollar cost of securities to be acquired,  the Fund could write a put option on the  relevant  currency  that,  if rates move in the manner  projected,  will  expire  unexercised  and allow the Fund to hedge  such increased costs up to the value of the premium. As in the case of other types of options,  however, the writing of a foreign currency option will constitute only a partial  hedge up to the amount of the premium,  and only if rates move in the expected direction.  If this does not occur, the option may be exercised and the
Fund would be required to  purchase or sell the  underlying  currency at a loss, which may not be offset by the amount of the  premium.  Through  the  writing of options on foreign currencies,  the Fund also may be required to forego all or a portion of the benefit that might  otherwise  have been obtained from  favorable movements in exchange rates.

     A Fund also may write  covered call options on foreign  currencies.  A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional  cash  consideration  held in a segregated  account by the Fund's custodian  bank) upon  conversion or exchange of other foreign  currency held in its portfolio.  A call option is also covered if the Fund has a call on the same foreign  currency and in the same principle amount as the call written where the exercise  price of the call held is (a) equal to less than the exercise price of the call written,  or (b) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government  securities or other  high-grade  liquid  debt  securities  in a  segregated  account  with its custodian bank.

     With respect to writing put options, at the time the put is written, a Fund will establish a segregated  account with its custodian bank consisting of cash,
U.S.  Government  securities or other  high-grade  liquid debt  securities in an amount  equal in value to the  amount  the  Fund  will be  required  to pay upon exercise of the put. The account will be maintained  until the put is exercised, has expired,  or the Fund has  purchased a closing put of the same series as the one previously written.

     Options:  Options,  a type of potentially  high-risk  derivative,  give the investor the right (where the investor purchases the option),  or the obligation
(where the investor "writes" or sells the option),  to buy or sell an asset at a predetermined  price in the future.  Options contracts may be bought or sold for any number of  reasons,  including:  to manage a Fund's  exposure  to changes in securities prices and foreign  currencies;  as an efficient means of adjusting a
Fund's overall exposure to certain markets;  in an effort to enhance income;  to protect the value of portfolio  securities;  and as a cash management tool. Call or put options may be purchased or sold on securities,  financial  indices,  and foreign  currencies.  Options may not always be successful hedges;  their prices can be highly volatile; and using them could lower a Fund's total return.

     To the  extent  authorized  to engage in  option  transactions,  a Fund may invest in options that are exchange listed or traded  over-the-counter.  Certain over-the-counter  options  may be  illiquid.  A Fund will  enter  into an option position only if there appears to be a liquid market for such options.  However, there can be no assurance  that a liquid  secondary  market will be  maintained.
Thus,  it may not be  possible  to close  option  positions,  which  may have an adverse impact on a Fund's ability to effectively  hedge its securities.  A Fund will enter into such options only to the extent  consistent with its limitations on investments in illiquid securities.

     Covered Call  Writing - A Fund may write  covered call options from time to time on such portion of its portfolio,  without limit, as the investment adviser determines is appropriate in seeking to obtain the Fund's investment  objective.
A call  option  gives the  purchaser  of such  option the right to buy,  and the writer,  in this  case the  Fund,  has the  obligation  to

                                       14

sell the underlying security at the exercise price during the option period. The advantage  to a Fund of  writing  covered  calls  is that the  Fund  receives  a premium,  which is additional income.  However,  if the security rises in value, the Fund may not fully participate in the market appreciation.

     During the option  period,  a covered call option writer may be assigned an exercise  notice by the  broker/dealer  through  whom such call  option was sold requiring the writer to deliver the underlying  security  against payment of the exercise price.  This obligation is terminated upon the expiration of the option period or at such  earlier time in which the writer  effects a closing  purchase transaction.  A closing purchase  transaction cannot be effected with respect to an option  once the  option  writer has  received  an  exercise  notice for such option.

     With  respect  to such  options,  a Fund may enter  into  closing  purchase transactions.  A  closing  purchase  transaction  is one in  which a Fund,  when obligated as a writer of an option,  terminates  its obligation by purchasing an option of the same series as the option previously written.

     Closing  purchase  transactions  will  ordinarily  be effected to realize a profit on an  outstanding  call option,  to prevent an underlying  security from being called, to permit the sale of the underlying  security or to enable a Fund to write another call option on the underlying  security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original  premium  received  on the call option is more or less than the cost of effecting  the  closing  purchase  transaction.  Any loss  incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying  security.  Such a loss may also be wholly or partially  offset by unrealized  appreciation  in the market value of the  underlying  security.  Conversely,  a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option  expires  unexercised,  a Fund will  realize a  short-term capital  gain in the amount of the  premium on the  option  less the  commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund  will  realize a gain or loss  from the sale of the  underlying  security equal to the  difference  between the cost of the  underlying  security  and the proceeds  of the sale of the  security  plus the  amount of the  premium  on the option less the commission paid.

     The market value of a call option generally reflects the market price of an underlying  security.  Other principal  factors  affecting  market value include supply and  demand,  interest  rates,  the price  volatility  of the  underlying security, and the time remaining until the expiration date.

     A Fund will write call  options only on a covered  basis,  which means that the Fund will own the underlying  security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the
Fund would be required to  continue to hold a security  that it might  otherwise wish to sell or deliver a security it would want to hold. Options written by the
Fund will  normally have  expiration  dates between one and nine months from the date  written.  The  exercise  price of a call option may be below,  equal to or above the current market value of the underlying security at the time the option is written.

     Purchasing  Put Options - A Fund may purchase put options.  A Fund will, at all times during which it holds a put option,  own the security  covered by such option.  A put option  purchased by a Fund gives it the right to sell one of its securities  for an agreed  price up to an agreed  date.  A Fund may purchase put options in order to protect  against a decline in market value of the underlying security  below  the  exercise  price  less  the  premium  paid  for the  option
("protective  puts").  The  ability to  purchase  put  options  allows a Fund to protect  unrealized  gain in an  appreciated  security in its portfolio  without actually selling the security.  If the security does not drop in value, the Fund will lose the value of the  premium  paid.  A Fund may sell a put option that it has previously  purchased  prior to the sale of the securities  underlying  such option.  Such sales will result in a net gain or loss  depending  on whether the amount  received  on the  sale is  more  or less  than  the  premium  and  other transaction costs paid on the put option that is sold.

     A Fund may sell a put option purchased on individual portfolio  securities.
Additionally,  a Fund may enter into closing sale  transactions.  A closing sale transaction  is one in which a Fund,  when it is the  holder  of an  outstanding option,  liquidates  its position by selling an option of the same series as the option previously purchased.

                                       15

     Purchasing  Call Options -- A Fund may purchase call  options.  When a Fund purchases a call option,  in return for a premium paid by the Fund to the writer of the option,  the Fund  obtains the right to buy the security  underlying  the option at a specified  exercise price at any time during the term of the option.
The writer of the call option, who receives the premium upon writing the option, has the  obligation,  upon  exercise  of the option,  to deliver the  underlying security against payment of the exercise price. The advantage of purchasing call options  is that  the  Fund  may  alter  portfolio  characteristics  and  modify portfolio  maturities  without  incurring  the cost  associated  with  portfolio transactions.

     A Fund may, following the purchase of a call option, liquidate its position by  effecting a closing sale  transaction.  This is  accomplished  by selling an option  of the same  series  as the  option  previously  purchased.  A Fund will realize a profit from a closing sale  transaction  if the price  received on the transaction  is more than the premium paid to purchase the original call option;
a Fund will realize a loss from a closing sale transaction if the price received on the  transaction  is less than the premium paid to purchase the original call option.

     Although a Fund will  generally  purchase only those call options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular  option, or at any particular  time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing  transactions in  particular  options,  with the result that a Fund would have to exercise its options in order to realize  any profit and would  incur  brokerage  commissions upon the exercise of such  options and upon the  subsequent  disposition  of the underlying  securities  acquired through the exercise of such options.  Further, unless the price of the underlying security changes sufficiently,  a call option purchased by a Fund may expire without any value to the Fund.

     Options on Stock  Indices:  A Fund may write call  options and purchase put options  on  certain  stock  indices  and enter  into  closing  transactions  in connection  therewith.  A Fund  also may sell a put  option  purchased  on stock indices.  A Fund also may purchase  call options on stock indices and enter into closing transactions in connection therewith.

     Options  on stock  indices  are  similar  to  options  on  stocks  but have different delivery requirements. Stock options provide the right to take or make delivery of the  underlying  stock at a specified  price.  A stock index  option gives the holder the right to receive a cash "exercise  settlement amount" equal to (i) the amount by which the fixed  exercise  price of the option  exceeds (in the case of a put) or is less than (in the case of a call) the closing  value of the underlying index on the date of exercise,  multiplied by (ii) a fixed "index multiplier."  Receipt of this cash amount will depend upon the closing  level of the stock index upon which the option is based being  greater  than (in the case of a call) or less than (in the case of a put) the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified  multiple.  The writer of the option is  obligated,  in return for the premium  received,  to make  delivery of this amount.  Gain or loss to a Fund on transactions  in stock index options will depend on price movements in the stock market  generally (or in a particular  industry or segment of the market) rather than price movements of individual securities.

     As with stock options,  a Fund may offset  positions in stock index options prior to expiration by entering into a closing transaction on an exchange or may let the option expire unexercised.

     A stock index assigns  relative values to the common stocks included in the index  with the index  fluctuating  with  changes  in the  market  values of the underlying  common  stock.  Some stock index options are based on a broad market index such as the  Standard  & Poor's  500 Index or the New York Stock  Exchange
Composite  Index,  or a narrower  market index such as the Standard & Poor's 100
Index.  Indices are also based on an industry or market segment such as the AMEX
Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently  traded on the following  exchanges among others:  Chicago
Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     A Fund's  ability to hedge  effectively  all or a portion of its securities through  transactions in options on stock indices depends on the degree to which price  movements in the underlying  index  correlate with price movements in the
Fund's portfolio  securities.  Because a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently,  a Fund bears the risk that the prices of the  securities  being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative  correlation  between the index or other

                                       16

securities  underlying the hedging instrument and the hedged  securities,  which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange that provides a secondary  market.  There can be no assurance that a liquid secondary market will exist for any  particular  stock index  option.  Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively  hedge its securities.
A Fund will enter into an option  position  only if there appears to be a liquid secondary market for such options.

     A Fund will not engage in  transactions  in options  on stock  indices  for speculative  purposes  but only to  protect  appreciation  attained,  to  offset capital  losses and to take  advantage of the liquidity  available in the option markets.

     Writing  Covered Puts -- A Fund may purchase or sell (write) put options on securities as a means of achieving  additional return or of hedging the value of the Fund's  portfolio.  A put option is a contract  that gives the holder of the option the right to sell to the writer  (seller),  in return for a premium,  the underlying  security at a  specified  price  during the term of the option.  The writer of the put,  who  receives the  premium,  has the  obligation  to buy the underlying  security  upon  exercise,  at the  exercise  price during the option period.  A Fund will write only "covered"  options.  In the case of a put option written (sold) by the Fund, the Fund will maintain in a segregated  account cash or U.S.  Government  securities in an amount not less than the exercise price of the option at all times during the option period.

     Closing Transactions: If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction.  This is accomplished by purchasing an option of the same series as the option previously written.  There can be no assurance that either a closing  purchase or sale  transaction  can be effected when a Fund so desires. An option position may be closed out only on an exchange  that  provides a  secondary  market for an option of the same  series.
Although a Fund will  generally  purchase or write only those  options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary market on an exchange will exist for any particular option.

     A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option;  a Fund will realize a loss from a closing  transaction  if the price of the  transaction  is more than the premium received  from  writing the option or is less than the premium  paid to purchase the option.  Because  increases in the market  price of a call option  generally will reflect increases in the market price of the underlying security,  any loss resulting  from the  repurchase of a call option is likely to be offset in whole or in part by  appreciation  of the underlying  security owned by the Fund. If a
Fund purchases a put option, the loss to the Fund is limited to the premium paid for, and transaction  costs in connection with, the put plus the initial excess, if any, of the market price of the underlying  security over the exercise price.
However,  if the market  price of the  security  underlying  the put rises,  the profit  a Fund  realizes  on the sale of the  security  will be  reduced  by the premium paid for the put option less any amount (net of  transaction  costs) for which the put may be sold.

Hybrid Instruments
     Hybrid  instruments (a type of potentially  high-risk  derivative) that the
Funds may invest in have been  developed  and  combine  the  elements of futures contracts  or options  with those of debt,  preferred  equity,  or a  depository instrument  (hereinafter "hybrid  instruments").  Generally, a hybrid instrument will be a debt security,  preferred stock,  depository share, trust certificate, certificate of deposit,  or other evidence of indebtedness on which a portion of or all  interest  payments,  and/or the  principal or stated  amount  payable at maturity,  redemption,  or  retirement  is  determined  by  reference to prices, changes in prices,  or differences  between  prices of  securities,  currencies, intangibles,  goods, articles, or commodities (collectively "underlying assets")
or by another  objective  index,  economic  factor,  or other  measure,  such as interest rates,  currency  exchange  rates,  commodity  indices,  and securities indices (collectively "benchmarks"). Thus, hybrid instruments may take a variety of forms,  including,  but not  limited to, debt  instruments  with  interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities  index at a future point in time,  preferred stock with dividend rates determined by reference to the value of a currency, or convertible  securities  with  the  conversion  terms  related  to a  particular commodity.

     Hybrid  instruments  can be an  efficient  means of creating  exposure to a particular market, or segment of a market, with the objective of enhancing total return.  For example,  a Fund may wish to take advantage of expected declines in interest rates in several European  countries,  but avoid the transaction  costs associated  with buying and  currency-hedging

                                       17

the  foreign  bond  positions.   One  solution  would  be  to  purchase  a  U.S.
dollar-denominated  hybrid  instrument  whose  redemption price is linked to the average  three-year  interest  rate in a  designated  group  of  countries.  The redemption  price  formula  would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, a Fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined  minimum level if interest rates were to rise  significantly.  The purpose of this arrangement, known as a structured security with an embedded put option, would be to give the
Fund the desired European bond exposure while avoiding  currency risk,  limiting downside market risk, and lowering  transaction  costs.  Of course,  there is no guarantee that the strategy will be successful,  and a Fund could lose money if, for  example,  interest  rates do not move as  anticipated  or  credit  problems develop with the issuer of the hybrid instruments.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures,  and currencies.  Thus, an investment  in a hybrid  instrument  may entail  significant  risks that are not associated with a similar investment in a traditional debt instrument that has a fixed principal amount, is denominated in U.S. dollars, or bears interest either at a fixed  rate  or a  floating  rate  determined  by  reference  to a  common, nationally  published  benchmark.  The risks of a particular  hybrid  instrument will,  of course,  depend  upon the terms of the  instrument,  but may  include, without limitation,  the possibility of significant changes in the benchmarks or the prices of underlying  assets to which the  instrument is linked.  Such risks generally  depend upon factors which are  unrelated to the  operations or credit quality  of the  issuer of the  hybrid  instrument  and which may not be readily foreseen by the purchaser,  such as economic and political events, the supply of and demand for the underlying  assets,  and interest rate  movements.  In recent years,  various  benchmarks  and prices for  underlying  assets have been highly volatile,  and such volatility may be expected in the future.  Reference is also made to the discussion of futures,  options,  and forward contracts herein for a discussion of the risks associated with such investments.

     Hybrid  instruments are potentially  more volatile and carry greater market risks than  traditional  debt  instruments.  Depending  on the  structure of the particular  hybrid  instrument,  changes in a benchmark  may be magnified by the terms of the hybrid  instrument  and have an even more dramatic and  substantial effect upon the value of the hybrid  instrument.  Also, the prices of the hybrid instrument  and the  benchmark  or  underlying  asset  may not  move in the same direction or at the same time.

     Hybrid  instruments  may bear interest or pay preferred  dividends at below market (or even relatively nominal) rates. Alternatively, hybrid instruments may bear interest at above market rates but bear an increased risk of principal loss
(or gain). The latter scenario may result if "leverage" is used to structure the hybrid instrument. Leverage risk occurs when the hybrid instrument is structured so that a given  change in a benchmark  or  underlying  asset is  multiplied  to produce a greater value change in the hybrid instrument,  thereby magnifying the risk of loss as well as the potential for gain.

     Hybrid  instruments may also carry liquidity risk since the instruments are often  "customized"  to meet the portfolio needs of a particular  investor,  and therefore,  the  number  of  investors  that  are  willing  and able to buy such instruments  in  the  secondary  market  may  be  smaller  than  that  for  more traditional  debt  securities.  In  addition,  because the  purchase and sale of hybrid  instruments could take place in an  over-the-counter  market without the guarantee of a central clearing  organization or in a transaction between a Fund
and  the  issuer  of  the  hybrid  instrument,   the   creditworthiness  of  the
counterparty  or issuer of the hybrid  instrument  would be an  additional  risk factor  which the Fund would have to consider and  monitor.  Hybrid  instruments also may not be subject to regulation by the CFTC, which generally regulates the trading of commodity futures by U.S. persons, the SEC, which regulates the offer and  sale  of  securities  by and to U.S.  persons,  or any  other  governmental regulatory authority.

     The various risks  discussed  above,  particularly  the market risk of such instruments, may in turn cause significant fluctuations in the NAV of a Fund.

Illiquid Securities
     A Fund may invest up to 15% of its net assets in  illiquid  assets.  A Fund may invest in (i)  securities  that are sold in private  placement  transactions between their  issuers and their  purchasers  and that are neither  listed on an exchange  nor  traded  over-the-counter,  and (ii)  securities  that are sold in transactions between qualified  institutional buyers pursuant to Rule 144A under the  Securities  Act of  1933,  as  amended.  Such  securities  are  subject  to contractual or legal  restrictions  on

                                       18

subsequent transfer. As a result of the absence of a public trading market, such restricted  securities  may in turn be less liquid and more  difficult  to value than publicly  traded  securities.  Although  these  securities may be resold in privately negotiated transactions, the prices realized from the sales could, due to illiquidity,  be less than those originally paid by a Fund or less than their fair value and in some  instances,  it may be difficult to locate any purchaser.
In addition, issuers whose securities are not publicly traded may not be subject to the  disclosure  and  other  investor  protection  requirements  that  may be applicable if their securities were publicly traded.  If any privately placed or
Rule 144A  securities  held by a Fund are  required to be  registered  under the securities laws of one or more jurisdictions  before being resold, a Fund may be required to bear the expenses of registration.

     While  maintaining  oversight,  the  Board  has  delegated  to each  Fund's investment  adviser  the  day-to-day  functions  of  determining  whether or not individual  securities are liquid for purposes of the limitations on investments in  illiquid  assets.  Rule 144A  securities  will be  considered  illiquid  and therefore  subject to a Fund's  limit on the  purchase  of  illiquid  securities unless the Board or the Fund's investment  adviser determines that the Rule 144A securities are liquid. In determining the liquidity of a security, an investment adviser considers the following factors: (i) the frequency of trades and trading volume for the  security;  (ii)  whether at least  three  dealers are willing to purchase or sell the  security  and the number of  potential  purchasers;  (iii)
whether  at least two  dealers  are  making a market in the  security;  (iv) the nature of the security and the nature of the marketplace  trades (e.g., the time needed to  dispose  of the  security,  the  method  of  soliciting  offers,  the mechanics of transfer and whether a security is listed on an electronic  network for trading the  security).  In the case of  commercial  paper,  the  investment adviser will also consider  whether the paper is traded flat or in default as to principal  and interest and any ratings of the paper by a nationally  recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore  securities market is not deemed to be a restricted security subject to these procedures.

     If the respective  investment  adviser  determines that a security that was previously  determined  to be liquid is no longer  liquid and, as a result,  the applicable  Fund's  holdings of illiquid  securities  exceed the Fund's limit on investment in such securities,  the respective investment adviser will determine what action  shall be taken to ensure that the Fund  continues to adhere to such limitation.

Inverse Floaters
     Inverse  floaters  are debt  instruments  whose  interest  bears an inverse relationship  to the interest  rate on another  security.  The prices of inverse floaters  can be  considerably  more  volatile  than the  prices  of bonds  with comparable maturities.

Investment Company Securities
     Each Fund is permitted to invest in other investment  companies,  including open-end,  closed-end or unregistered  investment  companies,  either within the percentage  limits set forth in the 1940 Act, any rule or order  thereunder,  or
SEC staff  interpretation  thereof,  or without  regard to percentage  limits in connection  with  a  merger,  reorganization,  consolidation  or  other  similar transaction.  However,  none of the Funds may operate as a "fund of funds" which invests  primarily in the shares of other  investment  companies as permitted by
Section  12(d)(1)(F)  or (G) of the 1940  Act,  if the  shares  of such Fund are invested in by a fund that operates as a "fund of funds."Any  investments that a
Fund makes in other  investment  companies  will be limited by the 1940 Act, and would  involve  an  indirect  payment of a portion  of the  expenses,  including advisory fees, of such other investment companies.  Under the 1940 Act's current limitations,  a Fund may not (1) own more than 3% of the voting stock of another investment  company;  and (2) invest more than 5% of the Fund's  total assets in the shares of any one investment  company;  nor, (3) invest more than 10% of the
Fund's total assets in shares of other  investment  companies.  These percentage limitations  also apply to the Fund's  investments  in  unregistered  investment companies.

Lending of Portfolio Securities
     A Fund may loan up to 25% of its  assets  to  qualified  broker/dealers  or institutional  investors for their use relating to short sales or other security transactions.  It is the  understanding of the Manager that the staff of the SEC
permits  portfolio  lending  by  registered   investment  companies  if  certain
conditions are met. These  conditions are as follows:  (i) each transaction must have 100% collateral in the form of cash, short-term U.S. Government securities, or irrevocable  letters of credit payable by banks acceptable to a Fund from the borrower;  (ii) this collateral must be valued daily and should the market value of  the  loaned  securities  increase,  the  borrower  must  furnish  additional collateral to the Fund;  (iii) the Fund must be able to terminate the loan after notice, at any time; (iv) the Fund must receive reasonable interest on any

                                       19

loan,  and  any  dividends,   interest,  or  other  distributions  on  the  lent
securities,  and any  increase in the market value of such  securities;  (v) the
Fund may pay reasonable custodian fees in connection with the loan; and (vi) the voting rights on the lent  securities may pass to the borrower;  however,  under certain  circumstances  the Fund must  attempt to enter into an  arrangement  to exercise voting rights on the loaned securities.  The major risk to which a Fund would be exposed on a loan  transaction  is the risk that the borrower  would go bankrupt at a time when the value of the  security  goes up.  Therefore,  a Fund will only enter into loan arrangements  after a review of all pertinent facts by the  investment  adviser,  under the  supervision  of the  Board as  applicable, including the  creditworthiness  of the borrowing broker,  dealer or institution and then only if the  consideration to be received from such loans would justify the  risk.  Creditworthiness  will  be  monitored  on an  ongoing  basis  by the investment adviser.

Loans and Other Direct Indebtedness
     A Fund may purchase  loans and other direct  indebtedness.  In purchasing a loan, a Fund  acquires  some or all of the  interest of a bank or other  lending institution in a loan to a corporate,  governmental or other borrower. Many such loans are secured,  although some may be unsecured. Such loans may be in default at the  time of  purchase.  Loans  that  are  fully  secured  offer a Fund  more protection  than an  unsecured  loan in the event of  non-payment  of  scheduled interest or principal.  However,  there is no assurance that the  liquidation of
collateral   from  a  secured  loan  would  satisfy  the  corporate   borrower's
obligation,  or that the  collateral  can be  liquidated.  These  loans are made generally to finance internal growth, mergers, acquisitions,  stock repurchases, leveraged buy-outs and other corporate activities. Such loans are typically made by a  syndicate  of  lending  institutions,  represented  by  an  agent  lending institution  that has negotiated and structured the loan and is responsible  for collecting  interest,  principal  and other amounts due on its own behalf and on behalf of the others in the  syndicate,  and for  enforcing  its and their other rights  against the borrower.  Alternatively,  such loans may be structured as a novation, pursuant to which a Fund would assume all of the rights of the lending institution  in a loan or as an  assignment,  pursuant  to  which  a Fund  would purchase  an  assignment  of a portion of a lender's  interest  in a loan either directly from the lender or through an intermediary.

     A Fund may also purchase  trade or other claims  against  companies,  which generally  represent  money  owned  by the  company  to a  supplier  of goods or services.  These  claims may also be  purchased at a time when the company is in default.

     Certain of the loans and the other direct  indebtedness  acquired by a Fund may involve revolving credit  facilities or other standby financing  commitments which  obligate a Fund to pay  additional  cash on a certain  date or on demand.
These  commitments may require a Fund to increase its investment in a company at a time when that Fund might not  otherwise  decide to do so (including at a time when the company's  financial condition makes it unlikely that such amounts will be repaid).  To the extent that a Fund is committed to advance additional funds, it will at all times hold and  maintain in a  segregated  account  cash or other high grade debt obligations in an amount sufficient to meet such commitments.  A
Fund's ability to receive  payment of principal,  interest and other amounts due in  connection  with these  investments  will depend  primarily on the financial condition of the borrower.  In selecting the loans and other direct indebtedness that a Fund will purchase,  the  investment  adviser will rely upon its own (and not the original lending  institution's)  credit analysis of the borrower.  As a
Fund may be required to rely upon  another  lending  institution  to collect and pass onto the Fund  amounts  payable with respect to the loan and to enforce the
Fund's  rights  under the loan and other  direct  indebtedness,  an  insolvency, bankruptcy or reorganization of the lending institution may delay or prevent the
Fund from  receiving  such amounts.  In such cases, a Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and  the  lending  institution  as an  "issuer"  of the  loan  for  purposes  of compliance with applicable law pertaining to the  diversification  of the Fund's portfolio investments.  The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market  conditions.  Investments in such loans and other  direct  indebtedness  may involve  additional  risk to the
Funds.

Lower-Rated Debt Securities
     High yield,  high risk securities are commonly known as "junk bonds." These securities  are  rated  lower  than BBB by S&P or Baa by  Moody's  and are often considered to be speculative and involve significantly higher risk of default on the  payment  of  principal  and  interest  or are  more  likely  to  experience significant price  fluctuation due to changes in the issuer's  creditworthiness.
Market prices of these  securities  may fluctuate  more than  higher-rated  debt securities  and  may  decline  significantly  in  periods  of  general  economic difficulty,  which may follow  periods of rising  interest  rates.  Although the market for high yield  corporate debt  securities has been in existence for many years and has weathered

                                       20

previous  economic  downturns,  the  market in recent  years has  experienced  a dramatic  increase  in the  large-scale  use of such  securities  to fund highly
leveraged   corporate   acquisitions  and  restructurings.   Accordingly,   past
experience may not provide an accurate  indication of future  performance of the high yield bond market,  especially  during periods of economic  recession.  See
Appendix A - Description of Ratings.

     The market for  lower-rated  securities  may be less  active  than that for higher-rated  securities,  which can adversely  affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside  pricing  services.  Judgment plays a greater role in valuing high yield  corporate debt  securities than is the case for securities for which
numerous   external  sources  for  quotations  and  last-sale   information  are
available.  Adverse publicity and changing  investor  perceptions may affect the ability  of outside  pricing  services  used by the Fund to value its  portfolio securities  and  the  Fund's  ability  to  dispose  of  these  lower-rated  debt securities.

     Since the risk of  default  is higher  for  lower-quality  securities,  the investment  adviser's  research  and  credit  analysis  is an  integral  part of managing any securities of this type held by a Fund. In considering  investments for a Fund,  the  investment  adviser will attempt to identify  those issuers of high-yielding  securities  whose financial  condition is adequate to meet future obligations,  has  improved,  or is  expected  to  improve  in the  future.  The investment  adviser's  analysis focuses on relative values based on such factors as interest or dividend coverage,  asset coverage,  earnings prospects,  and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

     A Fund may choose,  at its expense or in conjunction with others, to pursue litigation  or  otherwise  exercise  its  rights as  security  holder to seek to protect the  interests of security  holders if it  determines  this to be in the best interest of shareholders.

Money Market Instruments
     A Fund may, from time to time,  invest all or part of its available  assets in  money  market  instruments  maturing  in one  year or  less.  The  types  of instruments that a Fund may purchase are described below:

     1. U.S. Government Securities - Securities issued or guaranteed by the U.S.
Government, including Treasury Bills, Notes and bonds.

     2. U.S.  Government Agency Securities - Obligations issued or guaranteed by agencies or  instrumentalities  of the U.S.  Government whether supported by the full faith and credit of the U.S.  Treasury or the credit of a particular agency or instrumentality.

     3. Bank  Obligations - Certificates  of deposit,  bankers'  acceptances and other  short-term  obligations  of U.S.  commercial  banks  and  their  overseas branches  and  foreign  banks of  comparable  quality,  provided  each such bank combined with its branches has total assets of at least one billion dollars, and certificates and issues of domestic savings and loan associations of one billion dollars in assets whose  deposits are insured by the Federal  Deposit  Insurance
Corporation  ("FDIC").  Any obligations of foreign banks shall be denominated in
U.S. dollars.  Obligations of foreign banks and obligations of overseas branches of U.S. banks are subject to somewhat different regulations and risks than those of U.S.  domestic banks. In particular,  a foreign country could impose exchange controls  that might  delay the  release of  proceeds  from that  country.  Such deposits  are  not  covered  by  the  FDIC.  Because  of  conflicting  laws  and regulations,  an issuing bank could maintain that liability for an investment is solely that of the overseas branch that could expose a Fund to a greater risk of loss. A Fund will only buy  short-term  instruments in nations where these risks are minimal.  A Fund will consider  these  factors along with other  appropriate factors in making an investment  decision to acquire such  obligations  and will only acquire those that,  in the opinion of the  investment  adviser,  are of an investment quality comparable to other debt securities bought by the Fund.

     4.  Commercial  Paper - A Fund may invest in  short-term  promissory  notes issued by corporations  which at the time of purchase are rated A-2 or better by
S&P or P-2 or better by Moody's or which have received comparable ratings from a nationally-recognized  statistical rating organization approved by the Board or, if not rated,  issued or guaranteed by a corporation with outstanding debt rated
AA or better by S&P or Aa or better by Moody's.

                                       21

     5. Short-term  Corporate Debt - A Fund may invest in corporate notes, bonds and  debentures,  which at the time of purchase are rated AA or better by S&P or
Aa or better  by  Moody's  or which  have  received  comparable  ratings  from a nationally-recognized  statistical  rating  organization  approved by the Board, provided  such  securities  have one year or less  remaining to  maturity.  Such securities generally have greater liquidity and are subject to considerably less market fluctuation than longer issues.

     The  ratings of S&P,  Moody's and other  rating  services  represent  their opinions as to the quality of the money market  instruments  that they rate.  It should be  emphasized,  however,  that  ratings are general and are not absolute standards of quality.  These  ratings are the initial  criteria for selection of portfolio  investments,  but a Fund will further evaluate these securities.  See
Appendix A--Description of Ratings.

Mortgage-Backed Securities
     A Fund may invest in mortgage-backed securities issued or guaranteed by the
U.S.  Government,  its agencies or  instrumentalities  or  government  sponsored corporations or those issued by certain  private,  non-government  corporations, such as financial  institutions.  Those securities include,  but are not limited
to,  certificates  issued  by  the  Government  National  Mortgage   Association
("GNMA").  Such  securities  differ from other  fixed-income  securities in that principal is paid back by the  borrower  over the length of the loan rather than returned in a lump sum at maturity.  When  prevailing  interest  rates rise, the value  of a GNMA  security  may  decrease  as do  other  debt  securities.  When prevailing interest rates decline, however, the value of GNMA securities may not rise on a comparable basis with other debt securities  because of the prepayment feature of GNMA securities.  Additionally, if a GNMA certificate is purchased at a premium above its principal  value because its fixed rate of interest  exceeds the prevailing level of yields, the decline in price to par may result in a loss of the premium in the event of prepayment.  Funds received from  prepayments may be reinvested at the prevailing interest rates, which may be lower than the rate of interest that had previously been earned.

     The Federal National Mortgage  Association  ("FNMA"), a federally chartered and privately owned corporation,  issues  pass-through  securities  representing interests in a pool of conventional  mortgage loans.  FNMA guarantees the timely payment of principal  and interest but this  guarantee is not backed by the full faith  and  credit  of the U.S.  Government.  The  Federal  Home  Loan  Mortgage
Corporation  ("FHLMC"),  a  corporate  instrumentality  of the U.S.  Government, issues  participation  certificates  that  represent  an  interest  in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal,  and maintains reserves to protect holders against losses due to default,  but the  certificates are not backed by the full faith and credit of the U.S. Government.

     As is the case with GNMA certificates,  the actual maturity of and realized yield on particular  FNMA and FHLMC  pass-through  securities will vary based on the prepayments of the underlying pool of mortgages and cannot be predicted.

     A Fund also may invest in collateralized  mortgage obligations ("CMOs") and real estate mortgage  investment conduits  ("REMICs").  CMOs are debt securities issued  by U.S.  Government  agencies  or by  financial  institutions  and other mortgage  lenders  and  collateralized  by a pool of  mortgages  held  under  an indenture.  CMOs are  issued in a number of  classes  or series  with  different maturities.  The classes or series are  retired in  sequence  as the  underlying mortgages  are  repaid.  Prepayment  may  shorten  the  stated  maturity  of the obligation and can result in a loss of premium, if any has been paid. Certain of these securities may have variable or floating  interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying  security).  REMICs are  private  entities  formed for the purpose of holding a fixed pool of  mortgages  secured  by an  interest  in real  property.
REMICs are similar to CMOs in that they issue multiple classes of securities.

     CMOs and REMICs issued by private  entities are not  government  securities and are not directly  guaranteed by any government  agency.  They are secured by the underlying  collateral of the private issuer.  A Fund may invest in CMOs and
REMICs issued by private  entities,  which are not  collateralized by securities issued or guaranteed by the U.S. Government,  its agencies or instrumentalities, so-called non-agency mortgage-backed securities. Investments in these securities generally  may be made  only if the  securities  (i) are  rated  at the  time of
purchase  in  the  four  top  rating   categories  by  a   nationally-recognized
statistical rating  organization (e.g., BBB or better by S&P or Baa or better by
Moody's) and (ii)  represent  interests in  whole-loan  mortgages,  multi-family mortgages,  commercial  mortgages and other mortgage  collateral  supported by a first mortgage lien on real estate.  Non-agency  mortgage-backed  securities are subject to the interest rate and prepayment  risks,  described  above,  to which other  CMOs and  REMICs  issued  by  private  issuers  are

                                       22

subject.  Non-agency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal  because they are not  collateralized  by securities  issued or guaranteed  by the U.S.  Government.  In addition,  timely information  concerning  the loans  underlying  these  securities  may not be as readily  available and the market for these  securities  may be less liquid than other CMOs and REMICs.

     A Fund also may  invest in CMO  residuals,  which are  mortgage  securities issued by agencies or  instrumentalities  of the U.S.  Government  or by private originators  of, or investors in,  mortgage  loans,  including  savings and loan associations,  homebuilders,  mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets  underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and  second  to pay the  related  administrative  expenses  of the  issuer.  The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments.  Each payment of such excess cash flow to a holder of the related CMO  residual  represents  income  and/or a return of capital.  The amount of residual cash flow  resulting  from a CMO will depend on, among other things,  the  characteristics of the mortgage assets, the coupon  rate of each  class of CMO,  prevailing  interest  rates,  the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular,  the yield to maturity on CMO  residuals is  extremely  sensitive to prepayments on the related underlying  mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed  securities, as described below.
In  addition,  if a series of a CMO  includes a class that bears  interest at an adjustable  rate, the yield to maturity on the related CMO residual will also be extremely  sensitive  to changes  in the level of the index upon which  interest rate adjustments are based. In certain circumstances,  a Fund may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally  purchased and sold by institutional  investors through several investment  banking firms acting as brokers or dealers.  The CMO residual market has only very recently developed and CMO residuals currently may not have the  liquidity of other more  established  securities  trading in other markets.  Transactions  in CMO  residuals  are  generally  completed  only after careful  review  of  the  characteristics  of the  securities  in  question.  In addition, CMO residuals may, or pursuant to an exemption therefrom, may not have been  registered  under the 1933 Act. CMO  residuals,  whether or not registered under the 1933 Act, may be subject to certain  restrictions on  transferability, and may be deemed  "illiquid" and subject to a Fund's  limitations on investment in illiquid securities.

     A Fund also may invest in  stripped  mortgage-backed  securities  ("SMBS"), which are  derivative  multi-class  mortgage  securities.  SMBS may be issued by agencies or instrumentalities of the U.S. Government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations, mortgage banks,  commercial banks, investment banks and special purpose entities of the foregoing.

     SMBS  are  usually  structured  with two  classes  that  receive  different proportions  of the interest and principal  distributions  on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage  assets,  while the other class will receive  most of the interest and the  remainder of the  principal.  In the most extreme case, one class will receive all of the interest (the  interest-only  or
"IO"  class),  while the other  class will  receive  all of the  principal  (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive  to the rate of  principal  payments  (including  prepayments)  on the related  underlying  mortgage assets, and a rapid rate of principal payments may have a  material  adverse  effect  on a Fund's  yield  to  maturity  from  these
securities.   If  the  underlying   mortgage  assets  experience   greater  than
anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.

     Although  SMBS are purchased and sold by  institutional  investors  through several investment banking firms acting as brokers or dealers,  these securities were developed fairly recently.  As a result,  established  trading markets have not yet developed and,  accordingly,  these securities may be deemed  "illiquid"
and subject to a Fund's limitations on investment in illiquid securities.

Municipal Securities
     Municipal  securities  are  issued  to  obtain  funds  for  various  public purposes,  including the construction of a wide range of public  facilities such as  bridges,  highways,  roads,  schools,  water  and  sewer  works,  and  other utilities.  Other

                                       23

public purposes for which municipal  securities may be issued include  refunding outstanding  obligations,  obtaining  funds for general  operating  expenses and obtaining  funds  to  lend to  other  public  institutions  and  facilities.  In addition,  certain debt  obligations  known as "private  activity  bonds" may be issued by or on behalf of municipalities  and public authorities to obtain funds
to  provide  certain  water,  sewage  and  solid  waste  facilities,   qualified
residential  rental projects,  certain local electric,  gas and other heating or cooling facilities,  qualified hazardous waste facilities,  high-speed intercity rail  facilities,  governmentally-owned  airports,  docks and  wharves  and mass
commuting   facilities,   certain   qualified   mortgages,   student   loan  and
redevelopment bonds and bonds used for certain organizations exempt from federal income  taxation.  Certain debt  obligations  known as  "industrial  development bonds"  under  prior  federal  tax law may have  been  issued by or on behalf of public authorities to obtain funds to provide certain privately-operated housing facilities,  sports  facilities,  industrial  parks,  convention  or trade  show facilities,  airport,  mass transit,  port or parking  facilities,  air or water pollution control  facilities,  sewage or solid waste disposal  facilities,  and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to finance the construction,  improvement, equipment or repair of privately-operated industrial,  distribution,  research, or commercial facilities  may also be  municipal  securities,  but the size of such  issues is limited under current and prior federal tax law.

     Information   about  the  financial   condition  of  issuers  of  municipal
securities  may be less  available  than  about  corporations  with a  class  of securities registered under the Securities Exchange Act of 1934, as amended (the
"1934 Act").

Private Placements
     Private placement  securities are securities which have not been registered with the SEC and which are usually only sold to large,  institutional investors.
For various  reasons,  an issuer may prefer or be required as a practical matter to obtain private financing. Adverse conditions in the public securities markets may  preclude a public  offering of an issuer's  securities.  An issuer often is willing to provide  more  attractive  features in  securities  issued  privately because it has  avoided the  expense  and delay  involved in a public  offering.
Private placements of debt securities have frequently  resulted in higher yields and  restrictive  covenants that provide  greater  protection for the purchaser, such as longer call or refunding  protection  than would  typically be available with publicly offered securities of the same type.  Securities  acquired through private placements may also have special features not usually  characteristic of similar  securities  offered  to the  public,  such as  contingent  interest  or warrants for the purchase of the issuer's stock. See "Illiquid Securities."

Real Estate Investment Trusts ("REITs")
     Investments in REITs present  certain  further risks that are unique and in addition to the risks  associated  with investing in the real estate industry in general.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit  extended.  REITs are  dependent  on  management  skills,  are not diversified,  and are subject to the risks of  financing  projects.  REITs whose underlying  assets include  long-term health care  properties,  such as nursing, retirement  and assisted  living homes,  may be impacted by federal  regulations concerning the health care industry.

     REITs (especially mortgage REITs) are also subject to interest rate risks -
when  interest  rates  decline,  the value of a REIT's  investment in fixed rate obligations can be expected to rise.  Conversely,  when interest rates rise, the value of a REIT's  investment  in fixed  rate  obligations  can be  expected  to decline.  In contrast,  as interest rates on adjustable  rate mortgage loans are reset periodically,  yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates,  causing the value of such investments to fluctuate less  dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

     REITs may have limited financial  resources,  may trade less frequently and in a  limited  volume,  and may be  subject  to more  abrupt  or  erratic  price movements than other securities.

Repurchase Agreements
     A  Fund  may,  from  time  to  time,   enter  into   repurchase   agreement
transactions.  Under a repurchase  agreement,  the purchaser  generally acquires ownership of the security but the seller (usually a bank or a securities dealer)
agrees, at the time of sale, to repurchase it at a mutually agreed-upon time and price. A Fund will limit its  investment in repurchase  agreements to those that
its  investment  adviser,   under  guidelines   established  by  the  Board,  as
applicable,  determines  to present  minimal  credit risks and which are of high quality.  In  addition,  a Fund must  have  collateral  of at least  102% of the repurchase price, including the portion representing the Fund's yield under such agreements,  which is monitored on a daily basis.  Such  collateral is held by a custodian in book entry form. Such agreements may be considered  loans under

                                       24

the 1940 Act,  but a Fund  considers  repurchase  agreements  contracts  for the purchase and sale of securities,  and it seeks to perfect a security interest in the  collateral  securities  so that it has the right to keep and dispose of the underlying collateral in the event of a default. The term of these agreements is usually from  overnight to one week and never exceeds one year. A Fund will take custody of the collateral under repurchase agreements.

     Repurchase  agreements may be construed to be  collateralized  loans by the purchaser to the seller secured by the securities transferred.  The resale price is in excess of the  purchase  price and  reflects  an  agreed-upon  market rate unrelated  to the  coupon  rate  or  maturity  of the  purchase  security.  Such transactions  afford an opportunity for a Fund to invest  temporarily  available cash. A Fund's risk is limited to the seller's  ability to buy the security back at the agreed-upon sum at the agreed-upon  time, since the repurchase  agreement is secured by the underlying obligation.  Should such an issuer default, a Fund, barring  extraordinary  circumstances,  will be entitled to sell the  underlying securities or otherwise  receive  adequate  protection  for its interest in such securities,  although  there could be a delay in recovery.  A Fund considers the creditworthiness  of the  bank  or  dealer  from  whom it  purchases  repurchase agreements.  A Fund will monitor such  transactions  to assure that the value of the underlying  securities subject to repurchase agreements is at least equal to the  repurchase  price.  The  underlying  securities  will be  limited  to those described above.

     The funds for which the Manager or subsidiaries or affiliates thereof serve as  investment  adviser have  obtained an exemption  from the  joint-transaction prohibitions  of Section  17(d) of the 1940 Act ("Order") to allow such funds to jointly  invest  cash  balances.  A Fund may  invest  cash  balances  in a joint repurchase  agreement  in  accordance  with the terms of the  Order and  subject generally to the conditions described above.

Reverse Repurchase Agreements
     A reverse repurchase  agreement is the sale of a security by a Fund and its agreement to repurchase  the security at a specified time and price. A Fund will maintain in a segregated  account  cash,  cash  equivalents  or U.S.  Government securities  in an amount  sufficient  to cover  its  obligations  under  reverse repurchase  agreements  with  broker/dealers  (but no  collateral is required on
reverse  repurchase   agreements  with  banks).  Under  the  1940  Act,  reverse repurchase  agreements may be considered  borrowings by a Fund;  accordingly,  a
Fund will limit its investments in reverse repurchase agreements,  together with any other borrowings,  to no more than one-third of its total assets. The use of reverse  repurchase  agreements by a Fund creates leverage,  which increases the
Fund's investment risk. If the income and gains on securities purchased with the proceeds of reverse  repurchase  agreements  exceed the costs of the agreements, the Fund's  earnings or NAV will  increase  faster than  otherwise  would be the case; conversely,  if the income and gains fail to exceed the costs, earnings or
NAV would decline faster than otherwise would be the case.

"Roll" Transactions
     A Fund may engage in "roll" transactions.  A "roll" transaction is the sale of securities together with a commitment (for which a Fund may receive a fee) to purchase similar, but not identical, securities at a future date. Under the 1940
Act, these transactions may be considered borrowings by a Fund;  accordingly,  a
Fund  will  limit  its  use of  these  transactions,  together  with  any  other borrowings, to no more than one-third of its total assets. A Fund will segregate liquid assets such as cash, U.S. Government  securities or other high-grade debt obligations in an amount  sufficient to meet their payment  obligations in these
transactions.   Although  these  transactions  will  not  be  entered  into  for leveraging  purposes,  to the extent a Fund's aggregate  commitments under these transactions exceed its holdings of cash and securities that do not fluctuate in value (such as short-term money market  instruments),  the Fund temporarily will be in a leveraged  position  (i.e.,  it will have an amount greater than its net assets  subject to market risk).  Should the market value of a Fund's  portfolio
securities  decline  while  the  Fund  is  in  a  leveraged  position,   greater
depreciation of their net assets would likely occur than were they not in such a position. As a Fund's aggregate  commitments under these transactions  increase, the opportunity for leverage similarly increases.

Short Sales "Against the Box"
     A Fund may engage in short sales "against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the  security  sold  short  that a Fund has the right to  obtain,  for delivery at a specified  date in the future,  without the payment of  additional cost.  In a short  sale  against  the  box,  a Fund  does not  deliver  from its portfolio the securities sold and does not receive immediately the proceeds from the short  sale.  Instead,  a Fund  borrows  the  securities  sold  short from a broker-dealer  through which the short sale is executed,  and the  broker-dealer delivers  such  securities,  on  behalf of the Fund,  to the  purchaser  of such securities. Such broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to such broker-dealer the securities sold short. In addition,

                                       25

the Fund is required  to pay to the  broker-dealer  the amount of any  dividends paid on shares sold short.  Finally, to secure its obligation to deliver to such broker-dealer  the  securities  sold short,  generally the Fund must deposit and continuously  maintain in a separate  account with its  custodian an  equivalent
amount  of  the  securities  sold  short  or  securities   convertible  into  or
exchangeable   for  such   securities   without   the   payment  of   additional
consideration.  A Fund is said to have a short position in the  securities  sold until it delivers to the  broker-dealer  the securities  sold, at which time the
Fund receives the proceeds of the sale.  Because a Fund  ordinarily will want to continue to hold  securities in its portfolio  that are sold short,  a Fund will normally  close  out a short  position  by  purchasing  on the open  market  and delivering to the  broker-dealer  an equal amount of the securities  sold short, rather than by delivering portfolio securities.

     A Fund  may  enter  into a short  sale  against  the box to  hedge  against anticipated  declines in the market price of portfolio securities or for certain other limited  purposes.  If the value of the  securities  sold short  increases prior  to  the  scheduled  delivery  date,  a  Fund  loses  the  opportunity  to participate in the gain.

Special Situations
     A Fund may use  aggressive  investment  techniques,  including  seeking  to benefit from "special  situations," such as mergers,  reorganizations,  or other unusual events expected to affect a particular issuer.  There is a risk that the
"special  situation" might not occur,  which could have a negative impact on the price of the  issuer's  securities  and fail to produce  the  expected  gains or produce a loss for the Fund.

Standby Commitments
     These  instruments,  which are similar to a put,  give a Fund the option to obligate a broker,  dealer or bank to repurchase a security held by that Fund at a specified price.

Swaps, Caps, Floors, and Collars
     A Fund may enter  into  interest  rate,  currency  and index  swaps and the purchase or sale of related caps, floors and collars. It is expected that a Fund will enter into these transactions primarily to preserve a return or spread on a particular  investment or portion of its portfolio,  to protect against currency fluctuations,  as a duration  management  technique  or to protect  against  any increase in the price of securities the Fund  anticipates  purchasing at a later date. It also is expected that a Fund will use these  transactions as hedges and not speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments  providing the income stream the
Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective  commitments to pay or receive  interest,
e.g., an exchange of floating rate payments for fixed rate payments with respect to a nominal  amount of  principal.  A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies  based on the relative value  differential  among them and an index swap is an  agreement  to swap cash flows on a notional  amount  based on  changes  in the  values of the  reference indices.  The purchase of a cap entitles the purchaser to receive  payments on a notional  principal  amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor  entitles  the  purchaser  to receive  payments on a notional  principal amount from the party  selling  such floor to the extent that a specified  index falls below a predetermined  interest rate or amount.  A collar is a combination of a cap and a floor that  preserves  a certain  return  within a  predetermined range of interest rates or values.

     A Fund will usually enter into swaps on a net basis,  i.e., the two payment streams  are  netted  out in a cash  settlement  on the  payment  date or  dates specified in the instrument,  with the Fund receiving or paying, as the case may be,  only the net amount of the two  payments.  Inasmuch as these  swaps,  caps, floors and  collars  are  entered  into for good  faith  hedging  purposes,  the investment  adviser and the Funds  believe such  obligations  do not  constitute senior  securities under the 1940 Act and,  accordingly,  will not treat them as being subject to their  borrowing  restrictions.  A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the counterparty, combined with any credit  enhancements,  is rated at least A by S&P or Moody's or is determined to be of equivalent credit quality by the investment adviser. If there is a default by the  counterparty,  a Fund  may have  contractual  remedies  pursuant  to the agreements related to the transaction.  The swap market has grown  substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agent utilizing standardized swap documentation.  As a result, the swap market has become relatively  liquid.  Caps, floors and collars are more recent  innovations for which  standardized  documentation  has not yet been fully developed and, accordingly, they are less liquid than swaps.

                                       26

Temporary Defensive Policies
     Each of the Large Cap Growth Fund,  the Large Cap Value Fund, the Small-Mid
Cap Growth Fund, the Small-Mid Cap Value Fund and the Fixed Income Fund reserves the right to invest without limitation in cash, money market instruments or high
quality  short-term  debt  securities,   including  repurchase  agreements,  for
temporary  defensive  purposes.  The  International  Fund  reserves the right to invest without limitation in U.S. securities,  cash, money market instruments or high quality short-term debt securities,  including repurchase  agreements,  for temporary defensive purposes.

Tender Option Bonds
     A tender option bond is a municipal security  (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing  short-term  tax-exempt rates, that has been  coupled  with the  agreement  of a third  party,  such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic  intervals,  to tender their
securities  to  the  institution   and  receive  the  face  value  thereof.   As
consideration  for providing  the option,  the  financial  institution  receives periodic fees equal to the  difference  between the municipal  security's  fixed coupon rate and the rate, as determined by a remarketing  or similar agent at or near the commencement of such period,  that would cause the securities,  coupled with the tender option, to trade at par on the date of such determination. Thus, after  payment  of this fee,  the  security  holder  effectively  holds a demand obligation that bears interest at the prevailing  short-term  tax-exempt rate. A
Fund's investment adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities,  of any custodian,  and of the  third-party  provider of the tender  option.  In certain  instances and for certain  tender  option  bonds,  the option may be  terminable in the event of a default  in  payment  of  principal  or  interest  on the  underlying  municipal securities and for other reasons.

Unseasoned Companies
     A Fund may invest in  relatively  new or unseasoned  companies  that are in their early stages of  development,  or small  companies  positioned  in new and emerging  industries  where the  opportunity  for rapid growth is expected to be above average.  Securities of unseasoned  companies  present  greater risks than securities of larger, more established companies.  The companies in which a Fund may invest may have relatively  small revenues,  limited product lines,  and may have a small share of the market for their products or services. Small companies may lack depth of  management,  they may be unable to internally  generate funds necessary for growth or potential  development or to generate such funds through external  financing or favorable  terms,  or they may be developing or marketing new products or services for which markets are not yet established and may never become  established.  Due these and other  factors,  small  companies may suffer significant  losses as well as realize  substantial  growth,  and investments in such companies tend to be volatile and are therefore speculative.

U.S. Government Securities
     The U.S.  Government  securities  in which a Fund may invest for  temporary purposes  and  otherwise  include a variety  of  securities  which are issued or guaranteed as to the payment of principal  and interest by the U.S.  Government, and by various  agencies or  instrumentalities  which have been  established  or sponsored by the U.S. Government.

     U.S.  Treasury  securities are backed by the "full faith and credit" of the
U.S.  Government.  Securities  issued or guaranteed by federal agencies and U.S.
Government  sponsored  instrumentalities  may or may not be  backed  by the full faith and credit of the U.S. Government. In the case of securities not backed by the full faith and credit of the U.S.  Government,  investors in such securities look  principally to the agency or  instrumentality  issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S.  Government itself in the event the agency or instrumentality  does not meet its  commitment.  Agencies  that are backed by the full faith and credit of the U.S. Government include the Export-Import Bank, Farmers Home Administration,
Federal Financing Bank, and others. Certain agencies and instrumentalities, such as GNMA,  are,  in  effect,  backed  by the full  faith  and  credit of the U.S.
Government  through  provisions in their charters that they may make "indefinite and  unlimited"  drawings on the Treasury,  if needed to service its debt.  Debt from certain other  agencies and  instrumentalities,  including the Federal Home
Loan Bank and FNMA, are not guaranteed by the U.S., but those  institutions  are protected  by the  discretionary  authority  for the U.S.  Treasury  to purchase certain amounts of their  securities to assist the institutions in meeting their debt obligations.  Finally,  other agencies and  instrumentalities,  such as the
Farm Credit System and the FHLMC,  are federally  chartered  institutions  under
U.S.  Government  supervision,  but their debt securities are backed only by the creditworthiness of those institutions, not the U.S. Government.

                                       27

     Some of the U.S.  Government  agencies  that issue or guarantee  securities include the Export-Import Bank of the U.S., Farmers Home Administration, Federal
Housing Administration,  Maritime Administration, Small Business Administration,
and the Tennessee Valley Authority.

     An  instrumentality  of a U.S.  Government  agency is a  government  agency organized under federal charter with government  supervision.  Instrumentalities issuing or  guaranteeing  securities  include,  among others,  Federal Home Loan
Banks, the Federal Land Banks, Central Bank for Cooperatives,  Federal Immediate
Credit Banks and the FNMA.

Variable and Floating Rate Notes
     Variable rate master  demand notes are  unsecured  demand notes that permit the indebtedness  thereunder to vary and provide for periodic adjustments in the interest rate  according to the terms of the  instrument.  Because master demand notes are direct lending  arrangements  between a Fund and the issuer,  they are not normally traded.  Although there is no secondary market in the notes, a Fund may demand  payment of  principal  and accrued  interest at any time.  While the notes are not  typically  rated by credit rating  agencies,  issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other  business  concerns) must satisfy the same criteria as set forth above for commercial  paper. In determining  average weighted  portfolio  maturity,  a variable  amount master  demand note will be deemed to have a maturity  equal to the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

     A variable rate note is one whose terms  provide for the  adjustment of its interest rate on set dates and which,  upon such  adjustment,  can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified  interest  rate changes and which,  at any time,  can  reasonably be expected to have a market value that  approximates its par value. Such notes are frequently not rated by credit rating  agencies;  however,  unrated variable and floating  rate  notes  purchased  by a Fund  will be  determined  by the  Fund's investment adviser under guidelines established by the Board to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies.  In making such  determinations,  the investment adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial,  merchandising,  bank holding and other  companies)  and will  continuously  monitor  their  financial condition.  Although there may be no active  secondary  market with respect to a particular  variable or floating  rate note  purchased  by a Fund,  the Fund may re-sell  the note at any time to a third  party.  The  absence of such an active secondary market,  however, could make it difficult for a Fund to dispose of the variable  or  floating  rate note  involved  in the event the issuer of the note defaulted  on its  payment  obligations,  and a Fund  could,  for  this or other reasons,  suffer a loss to the extent of the default.  Variable or floating rate notes may be secured by bank letters of credit.

Warrants
     Warrants  are  privileges  issued by  corporations  enabling  the owners to subscribe to and purchase a specified  number of shares of the  corporation at a specified  price  during a specified  period of time.  The  purchase of warrants involves the risk that a Fund could lose the purchase  value of a warrant if the right to subscribe to additional  shares is not exercised prior to the warrant's expiration.  Also, the purchase of warrants involves the risk that the effective price  paid for the  warrant  added  to the  subscription  price of the  related security may exceed the value of the subscribed  security's market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed Delivery Securities
     A Fund may purchase  securities on a when-issued or delayed delivery basis.
In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an  advantageous yield or price at the time of the transaction. Delivery of and payment for these securities  may take as long as a month or more  after the date of the  purchase commitment.  A Fund will maintain  with its custodian a separate  account with a segregated  portfolio  of  securities  in an  amount  at  least  equal  to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time a Fund  enters  into the  commitment  and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of  settlement  could be higher or lower than the purchase  price if the general level of interest rates has changed.

Zero Coupon and Pay-In-Kind ("PIK") Bonds
     Zero coupon bonds are debt  obligations  which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at
a

                                       28

discount  from their face amounts or pay value.  PIK bonds pay interest  through the  issuance to holders of  additional  securities.  Zero coupon  bonds and PIK bonds are generally considered to be more interest-sensitive than income bearing bonds, to be more speculative than  interest-bearing  bonds, and to have certain tax consequences which could, under certain circumstances,  be adverse to a Fund authorized  to invest in them.  Investments  in zero  coupon or PIK bonds  would require a Fund to accrue and  distribute  income not yet  received.  In order to generate sufficient cash to make these distributions,  a Fund may be required to sell  securities in its portfolio that it otherwise might have continued to hold or to borrow.  These rules could affect the amount,  timing and tax character of income distributed to you by a Fund.

--------------------------------------------------------------------------------
                  DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
--------------------------------------------------------------------------------

     Each Fund has adopted a policy  generally  prohibiting  the  disclosure  of portfolio  holdings  information to any person until after 30 calendar days have passed. The Trust posts a list of the Funds' portfolio holdings monthly,  with a
30-day lag, on the Funds' Web site, www.optimummutualfunds.com.  In addition, on a 10-day lag, we also make available on the Web site a month-end summary listing of the number of each Fund's securities,  country and asset allocations, and top
10  securities  and  sectors by  percentage  of  holdings  for each  Fund.  This information  is available  publicly to any and all  shareholders  free of charge once  posted on the Funds' Web site,  www.optimummutualfunds.com,  or by calling
800 914-0278.

     Other entities,  including  institutional investors and intermediaries that distribute  the Funds'  shares,  are  generally  treated  similarly  and are not provided  with  the  Funds'  portfolio  holdings  in  advance  of when  they are generally available to the public.

     Third-party  service  providers  and  affiliated  persons  of the Funds are provided  with the Funds'  portfolio  holdings  only to the extent  necessary to perform services under agreements  relating to the Funds. In accordance with the policy,  third-party  service  providers  who may receive  non-public  portfolio holdings  information on an ongoing basis are: the Manager's  affiliates and its sub-advisory  consultant,  the Funds'  independent  registered public accounting firm,  the Funds'  custodian,  the Funds' legal  counsel,  the Funds'  financial
printer  and  the  Funds'  proxy  voting  service   (Institutional   Shareholder
Services). These entities are obligated to keep such information confidential.

     Third-party  rating and  ranking  organizations  and  consultants  who have signed  agreements  ("Non-Disclosure  Agreements") with the Funds or the Manager may receive portfolio holdings information more quickly than the 30 day lag. The
Non-Disclosure Agreements require that the receiving entity hold the information in the strictest  confidence and prohibit the receiving  entity from  disclosing the  information  or trading  on the  information  (either in Fund  shares or in shares of the Funds'  portfolio  securities).  In addition,  the receiving party must agree to provide  copies of any  research  or reports  generated  using the portfolio  holdings  information  in order to allow for monitoring of use of the information.  Neither  the Funds,  the  Manager  nor any  affiliate  receive any compensation or consideration with respect to these agreements.

     To protect the  shareholders'  interest and to avoid conflicts of interest,
Non-Disclosure  Agreements  must be approved by a member of the Manager's  Legal
Department  and  Compliance  Department  and  any  deviation  in the  use of the portfolio  holdings  information  by the  receiving  party must be  approved  in writing by the Funds' Chief Compliance Officer prior to such use.

     The Board  will be  notified  of any  substantial  change to the  foregoing procedures.  The Board also  receives an annual  report  from the Trust's  Chief
Compliance  Officer  which,  among other things,  addresses the operation of the
Trust's procedures concerning the disclosure of portfolio holdings information.

                                       29

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

Officers and Trustees
     The  business and affairs of the Trust are managed  under the  direction of its Board.  Certain officers and Trustees of the Trust hold identical  positions in  each  of  the  funds  in the  Delaware  Investments(R)family  of  investment companies (each a "Delaware Investments(R) Fund" and collectively, the "Delaware
Investments(R) Funds"). [confirm:] As of June 30, 2008, the Trust's officers and
Trustees  owned  less than 1% of the  outstanding  shares of each  Class of each
Fund.

     The Trust's  Trustees  and  principal  officers  are noted below along with their age and their business  experience  for the past five years.  The Trustees serve for indefinite terms until their resignation, death or removal.

     [UPDATE:]
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund           Other
                         Position(s)                            Principal              Complex(1)     Directorships
                        Held with the   Length of Time         Occupation(s)          Overseen by        Held by
Name, Address and Age      Trust           Served           During Past 5 Years         Trustee          Trustee
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Interested Trustees
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Mark S. Casady(2)         Trustee       April 21, 2003       Chairman and Chief            6               None
2005 Market Street                        to present       Executive Officer - LPL
Philadelphia, PA                                          Financial Corp. (2005 -
19103                                                            Present)

Age 46                                                      President and Chief
                                                          Executive Officer - LPL
                                                              Financial Corp.
                                                               (2004 - 2005)

                                                            President and Chief
                                                          Operating Officer - LPL
                                                              Financial Corp.
                                                               (2002 - 2004)

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
John C.E. Campbell(2)     Trustee,      June 17, 2004       President, Global -           6              None(1)
2005 Market Street     President and     to present       Institutional Services,
Philadelphia, PA           Chief                            Delaware Investment
19103                    Executive                               Advisers
                          Officer                            (2003 - Present)
Age 61
                                                        Executive Vice President -
                                                            Global Marketing &
                                                              Client Services
                                                        Delaware Management Company
                                                             (1992 - Present)

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Independent Trustees
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Nicholas D. Constan       Trustee       July 17, 2003       Adjunct Professor -           6               None
2005 Market Street                       to present     University of Pennsylvania
Philadelphia, PA                                             (1972 - Present)
19103

Age 68
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------

                                       30

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Durant Adams Hunter       Trustee       July 17, 2003      Principal - Ridgeway           6               None
2005 Market Street                       to present              Partners
Philadelphia, PA                                          (Executive Recruiting)
19103                                                        (2004 - Present)

Age 58                                                    Chief Executive Officer
                                                            Whitehead Mann Inc.
                                                          (Executive Recruiting)
                                                               (2000 - 2003)
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Stephen Paul Mullin     Trustee and     July 17, 2003     Senior Vice President -         6               None
2005 Market Street        Chairman       to present        Econsult Corporation
Philadelphia, PA                                           (Economic consulting)
19103                                                        (2000 - Present)

Age 51
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Robert A. Rudell          Trustee        July 17, 2003      Private Investor             (6)         Director and
2005 Market Street                        to present        (2002 - Present)                         Audit Committee
Philadelphia, PA (19103)                                                                                Member -
                                                         Chief Operating Officer - ZSI            Medtox Scientific,
Age (58)                                                    (Asset Management)                      Inc. (Clinical lab)
                                                               (1998 - 2002)                         (2002 - Present)

                                                                                                   Director and Audit
                                                                                                     Committee Member -
                                                                                                    Heartland Group,
                                                                                                      Inc. Family of
                                                                                                          Funds
                                                                                                    (3 mutual funds)
                                                                                                    (2005 - Present)

                                                                                                         Director -
                                                                                                     Vantagepoint Funds
                                                                                                     Family of Funds
                                                                                                       (2007 -Present)
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Jon Edward Socolofsky     Trustee       July 17, 2003        Private Investor             6               None
2005 Market Street                       to present          (2002 - Present)
Philadelphia, PA
19103                                                     Senior Vice President -
                                                        The Northern Trust Company
Age 61                                                         (Trust bank)
                                                               (1970 - 2001)

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Robert J. Christian       Trustee        November 1,    Chief Investment Officer -        6
2005 Market Street                     2007 to present    Wilmington Trust Corp.                        Trustee -
Philadelphia, PA                                                (1996-2006)                         Wilmington Funds
19103                                                                                               (1998 - present)
                                                                                                     and FundVantage
Age 58                                                                                              (2007 - present)

                                                                                                    Trustee - LaSalle
                                                                                                       University
                                                                                                    (2001 - present)

                                                                                                    Trustee - Library
                                                                                                       Company of
                                                                                                    Phildelphia (2004
                                                                                                       - present)

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------

                                       31

     The following is additional information regarding investment  professionals affiliated with the Trust.

---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
                                                                                       Number of
                                                                                      Portfolios
                                                                                        in Fund           Other
                                                                                       Complex(1)     Directorships
                        Position(s)                            Principal              Overseen by        Held by
                        Held with the   Length of Time         Occupation(s)            Trustee          Trustee
Name, Address and Age      Trust           Served           During Past 5 Years        or Officer       or Officer
---------------------- --------------- ---------------- ---------------------------- ------------- --------------------
Officers
----------------------- ---------------- --------------- ----------------------------- ------------ --------------------
David F. Connor              Vice             Vice        David F. Connor has served        6             None(3)
2005 Market Street        President,       President        as Vice President and
Philadelphia, PA 19103  Deputy General       since        Deputy General Counsel at
                         Counsel, and      September      Delaware Investments since
Age: 44                    Secretary        2000 and                2000.
                                           Secretary
                                         since October
                                              2005
----------------------- ---------------- --------------- ----------------------------- ------------ --------------------
David P. O'Connor         Senior Vice     Senior Vice       David P. O'Connor has           6             None(3)
2005 Market Street        President,       President,    served in various executive
Philadelphia, PA 19103      General         General        and legal capacities at
                         Counsel, and     Counsel, and   different times at Delaware
Age: 42                   Chief Legal     Chief Legal            Investments.
                            Officer      Officer since
                                          October 2005
----------------------- ---------------- --------------- ----------------------------- ------------ --------------------
Richard Salus             Senior Vice        Chief       Richard Salus has served in        6             None(3)
2005 Market Street       President and     Financial          various executive
Philadelphia, PA 19103       Chief       Officer since     capacities at different
                           Financial     November 2006        times at Delaware
Age: 45                     Officer                              Investments.
----------------------- ---------------- --------------- ----------------------------- ------------ --------------------
Daniel V. Geatens       Vice President     Treasurer        Daniel V. Geatens has           6             None(3)
2005 Market Street       and Treasurer   since October        served in various
Philadelphia, PA 19103                        2007         capacities at different
                                                              times at Delaware
Age: 36                                                          Investments.
----------------------- ---------------- --------------- ----------------------------- ------------ --------------------

------------------------------------------------------------------------------------------------------------------------
(1)  The term  "Fund  Complex"  refers to the  Trust's  Funds.  Messrs.  Connor,
     O'Connor,  Salus and  Geatens  also  serve in  similar  capacities  for the
     Delaware  Investments(R)  Funds  which  have  the same  Manager,  principal underwriter and transfer agent as the Trust.
(2)  "Interested  persons"  of the  Funds  by  virtue  of  their  executive  and management  positions or relationships with the Fund's service providers or sub-service providers.
(3)  Messrs. Messrs. Connor,  O'Connor,  Salus and Geatens also serve in similar capacities  for the  Delaware  Investments(R)  Funds,  a fund  complex also managed and distributed by Delaware Investments with 84 funds.
------------------------------------------------------------------------------------------------------------------------

                                       32

     The following  table shows each Trustee's  ownership of shares of the Funds as of December 31, 2007:

[UPDATE:]
---------------------- --------------------------------- -----------------------
                                                             Aggregate Dollar
                                                              Range of Equity
                                                               Securities in
                                                               All Registered
                                                                Investment
                                                                 Companies
                                                                  Overseen
                                                                 by Trustee
                                                                in Family of
                              Dollar Range of Equity             Investment
Name                          Securities in the Fund             Companies
---------------------- --------------------------------- -----------------------
John C.E. Campbell                   None                          None
---------------------- --------------------------------- -----------------------
Mark S. Casady              Large Cap Growth Fund:          $50,001 - $100,000
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                            Large Cap Value Fund:
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Growth Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                             International Fund:
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                                Fixed Income:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
Robert J. Christian
---------------------- --------------------------------- -----------------------
Nicholas D. Constan                  None                          None
---------------------- --------------------------------- -----------------------
Durant Adams Hunter                  None                          None
---------------------- --------------------------------- -----------------------
Stephen Paul Mullin         Large Cap Growth Fund:           $10,001 - $50,000
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                            Large Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Growth Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                             International Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
Robert A. Rudell            Large Cap Growth Fund:             over $100,000
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                            Large Cap Value Fund:
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Growth Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                             International Fund:
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------
                                Fixed Income:
                              $10,001 - $50,000
---------------------- --------------------------------- -----------------------

                                       33

---------------------- --------------------------------- -----------------------
                                                             Aggregate Dollar
                                                              Range of Equity
                                                               Securities in
                                                               All Registered
                                                                Investment
                                                                 Companies
                                                                  Overseen
                                                                 by Trustee
                                                                in Family of
                              Dollar Range of Equity             Investment
Name                          Securities in the Fund             Companies
---------------------- --------------------------------- -----------------------
Jon Edward Socolofsky       Large Cap Growth Fund:            $10,001 - $50,000
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                            Large Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Growth Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                          Small-Mid Cap Value Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------
                             International Fund:
                                 $1 - $10,000
---------------------- --------------------------------- -----------------------

     The following table describes the aggregate  compensation  for each Trustee entitled to receive compensation, for the fiscal year ended March 31, 2008. Only the  Trustees  of the Trust who are not  "interested  persons" as defined by the
1940 Act (the "Independent Trustees") receive compensation from the Trust.

[UPDATE:]
---------------------- ----------------- ------------------- -------------------
                                             Pension or       Total Compensation
                                             Retirement            from the
                          Aggregate       Benefits Accrued      Trust and Fund
                         Compensation      as Part of the      Complex paid to
Trustee                 From the Trust      Trust Expenses     each Trustee(1)
---------------------- ----------------- ------------------- -------------------
William W. Hennig(2)        $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Robert J. Christian(3)      $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Nicholas D. Constan         $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Durant Adams Hunter         $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Stephen Paul Mullin         $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Robert A. Rudell            $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------
Jon Edward Socolofsky       $xx,xxx             None                 $xx,xxx
---------------------- ----------------- ------------------- -------------------

(1)  As of April 1, 2006,  each  independent  Trustee  receives  a total  annual retainer fee of $10,000 for serving as a Trustee, plus 9,000 for each Board
     Meeting  attended  ($500  per  telephonic  meeting).  Members  of the Audit
     Committee (other than the Chairman) receive additional annual  compensation of $2,500.  In addition,  the chairman of the Audit  Committee  receives an annual retainer of $3,500.  Members of the Nominating Committee (other than
     the  chairman)  receive  additional  annual   compensation  of  $1,500.  In
     addition,  the  chairman  of the  Nominating  Committee  receives an annual retainer of $2,500. The Independent  Chairman receives an additional annual retainer of $3,500.
(2)  Mr. Hennig retired from the Board effective [September 20, 2007].
(3)  Mr. Christian was appointed to the Board effective November 1, 2007.

     The Board has the following committees:

     Audit Committee: This committee monitors accounting and financial reporting policies and practices,  and internal  controls for the Trust.  It also oversees the  quality  and  objectivity  of the  Trust's  financial  statements  and  the independent audit thereof, and acts as a liaison between the Trust's independent registered  public  accounting  firm  and the  full  Board.  The  Trust's  Audit
Committee  consists of the  following  three  Independent  Trustees:  Jon Edward
Socolofsky,  Chairperson;  Robert J.  Christian and Robert A. Rudell.  The Audit
Committee held 4 meetings during the Trust's last fiscal year.

     Nominating  and  Governance  Committee:  This  committee  recommends  Board members, fills vacancies, and considers the qualifications of Board members. The committee also monitors the performance of counsel for the Independent Trustees.
The committee will consider  shareholder  recommendations  for nomination to the
Board only in the event that there is a vacancy on the Board.  Shareholders  who wish to submit  recommendations  for  nominations to the Board to fill a vacancy must  submit  their  recommendations  in  writing  to  the  Optimum  Fund  Trust
Nominating  and  Governance  Committee,  c/o the  Trust at 2005  Market  Street,
Philadelphia,   Pennsylvania  19103.  Shareholders  should  include  appropriate information  on the  background  and  qualifications  of any person  recommended
(e.g., a resume),  as well as the candidate's  contact information and a written consent  from the  candidate  to serve if  nominated  and  elected.  Shareholder recommendations  for  nominations  to the Board will be  accepted  on an ongoing basis and such

                                       34

recommendations  will be kept on file for consideration  when there is a vacancy on the  Board.  The  committee  consists  of  the  following  three  Independent
Trustees: Durant Adams Hunter, Chairperson;  Nicholas D. Constan; and Stephen P.
Mullin. The Nominating Committee held 4 meetings during the last fiscal year.

 Codes of Ethics
     The Trust, the Manager, and the Distributor have adopted Codes of Ethics in compliance with the  requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions.  Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities  that  may  be  purchased  or  held  by  the  Fund,  subject  to  the requirements  set  forth in Rule  17j-1  under  the 1940 Act and  certain  other procedures set forth in the applicable Code of Ethics. Each Sub-Adviser also has adopted a Code of Ethics  under  Rule  17j-1.  The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting
     The Board has  delegated to the Manager the  responsibility  for making all proxy  voting  decisions  in relation to the  portfolio  securities  held by the
Funds.   The  Manager  has,  in  turn,   delegated  to  each   Sub-Adviser   the
responsibility to vote proxies with respect to portfolio  securities held by the portion of a Fund that such  Sub-Adviser  advises.  The Manager has retained the responsibility to vote proxies with respect to portfolio  securities held by the
Funds (or  portions  thereof)  that it advises  directly.  The  Manager and each
Sub-Adviser  have adopted policies and procedures with respect to voting proxies relating to securities  held in client  accounts for which it has  discretionary authority.  It is  possible  that  one  Sub-Adviser  on a given  Fund  may  vote differently  than  another  Sub-Adviser  on the same Fund in regards to the same proxy issue based on that  Sub-Adviser's  proxy voting  policies and procedures.
Copies of the policies and procedures for the Manager and each  Sub-Adviser  are included  with  this  Part  B.  See  "Appendix  B-  Proxy  Voting  Policies  and
Procedures." Information, if any, regarding how the Funds voted proxies relating to their respective  portfolio securities during the most recent 12-month period ended June 30 is available  without  charge:  (i) through the Funds' Web site at
www.optimummutualfunds.com; and (ii) on the SEC's Web site at www.sec.gov.

--------------------------------------------------------------------------------
                 INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Manager
     The Manager,  located at 2005 Market Street,  Philadelphia,  PA 19103-7094,
furnishes   investment   management  services  to  each  Fund,  subject  to  the
supervision  and  direction  of the Trust's  Board.  The Manager  also  provides investment management services to the Delaware  Investments(R) Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment  decisions  for such other funds and accounts may be made at the same time as investment  decisions for the Fund. The Manager is registered  under the
Investment Advisers Act of 1940, as amended (the "Advisers Act").

     As of March 31, 2008, the Manager and its  affiliates  were managing in the aggregate  in excess of $xxx  billion  in assets  in  various  institutional  or separately managed,  investment company and insurance accounts. The Manager is a series of Delaware  Management Business Trust, which is a subsidiary of Delaware
Management  Holdings,  Inc.  ("DMH").  DMH is a  subsidiary,  and subject to the ultimate control, of Lincoln National  Corporation  ("Lincoln").  Lincoln,  with headquarters  in  Radnor,  Pennsylvania,  is  a  diversified  organization  with operations  in  many  aspects  of the  financial  services  industry,  including insurance and investment management.

     DMH has consented to, and granted a  non-exclusive  license for, the use by any Fund or by the Trust of the  identifying  word  "Optimum" in the name of any
Fund or of the  Trust.  Such  consent is  subject  to  revocation  by DMH in its discretion,  if DMH or a subsidiary or affiliate  thereof is not employed as the investment  adviser of each Fund of the Trust. As between the Trust and DMH, DMH controls  the use of the name of the Trust  insofar  as such name  contains  the identifying word "Optimum." DMH may, from time to time, use the identifying word
"Optimum"  in other  connections  and for  other  purposes,  including,  without limitation,  in  the  names  of  other  investment  companies,  corporations  or businesses which it may manage, advise, sponsor or own or in which it may have a financial interest. DMH may require the Trust or any Fund thereof to cease using the  identifying  word "Optimum" in the name of the Trust or any Fund thereof if the Trust or any Fund thereof  ceases to employ DMH or a subsidiary or affiliate thereof as investment adviser.

                                       35

     The  Trust and the  Manager  have  entered  into an  investment  management agreement  (the  "Management  Agreement"),  which was initially  approved by the
Board at a meeting held on July 17, 2003.  Under the Management  Agreement,  the
Manager  has  full  discretion  and  responsibility,   subject  to  the  overall
supervision  of the  Trust's  Board,  to select  and  contract  with one or more investment  sub-advisers  ("Sub-Advisers"),  to manage the investment operations and  composition  of each Fund, and to render  investment  advice for each Fund, including the purchase,  retention, and dispositions of investments,  securities and cash contained in each Fund. The Management  Agreement obligates the Manager to implement  decisions with respect to the allocation or  reallocation  of each
Fund's  assets  among one or more  current or  additional  Sub-Advisers,  and to monitor  the  Sub-Advisers'  compliance  with  the  relevant  Fund's  investment objective, policies and restrictions.  Under the Management Agreement, the Trust will bear the expenses of conducting its business. The Trust and the Manager may share  facilities  in common to each,  which may  include  legal and  accounting personnel,  with  appropriate pro ration of expenses  between them. In addition, the Manager  pays the salaries of all officers and Trustees of the Trust who are officers, directors or employees of the Manager or its affiliates.

     The  Management  Agreement  had an  initial  term of two  years  and may be renewed  with  respect to each Fund only if such  renewal  and  continuance  are specifically approved at least annually by the Board or by vote of a majority of the  outstanding  voting  securities of the Fund,  and only if the terms and the renewal  thereof  have been  approved  by the vote of a majority  of the Trust's
Independent  Trustees who are not parties  thereto or interested  persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement may be terminated without penalty on 60 days'
notice by the Trustees of the Trust or by the Manager.  The Management Agreement
will terminate automatically in the event of its assignment.

     As compensation for services rendered under the Management  Agreement,  the
Manager is entitled to receive an annual fee equal to the  following  percentage rates of the average daily net assets of each Fund:

------------------------------------ -----------------------------------------------------
                                                Annual Management Fee Rate
Fund                                   (as a percentage of average daily net assets)
------------------------------------ -----------------------------------------------------
Optimum Large Cap Growth Fund        0.8000% of assets up to $250 million
                                     0.7875% of assets from $250 million to $300 million
                                     0.7625% of assets from $300 million to $400 million
                                     0.7375% of assets from $400 million to $500 million
                                     0.7250% of assets over $500 million
------------------------------------ -----------------------------------------------------
                                     0.8000% of assets up to $100 million
                                     0.7375% of assets from $100 million to $250 million
Optimum Large Cap Value Fund         0.7125% of assets from $250 million to $500 million
                                     0.6875% of assets over $500 million
------------------------------------ -----------------------------------------------------
Optimum Small-Mid Cap Growth Fund    1.1000% of assets
------------------------------------ -----------------------------------------------------
Optimum Small-Mid Cap Value Fund     1.0500% of assets up to $75 million
                                     1.0250% of assets from $75 million to $150 million
                                     1.0000% of assets over $150 million
------------------------------------ -----------------------------------------------------
Optimum International Fund           0.8750% of assets up to $50 million
                                     0.8000% of assets from $50 to $100 million
                                     0.7800% of assets from $100 to $300 million
                                     0.7650% of assets from $300 to $400 million
                                     0.7300% of assets over $400 million
------------------------------------ -----------------------------------------------------
Optimum Fixed Income Fund            0.7000% of assets up to $25 million
                                     0.6500% of assets from $25 million to $100 million
                                     0.6000% of assets from $100 million to $500 million
                                     0.5500% of assets from $500 million to $1 billion
                                     0.5000% of assets over $1 billion
------------------------------------ -----------------------------------------------------

     Each Fund's (except the Small-Mid Cap Growth Fund's)  management  fee, as a percentage of net assets, declines as assets increase above designated levels.

                                       36

     The  investment  management  fees  incurred for the last three fiscal years with respect to each Fund were as follows:

---------------------------- ----------------- -------------------- --------------------
Fund                         March 31, 2008    March 31, 2007       March 31, 2006
---------------------------- ----------------- -------------------- --------------------
Optimum Large Cap Growth                       $5,087,458 earned    $3,407,574 earned
Fund                                           $4,549,157 paid      $2,760,242 paid
                                               $538,301 waived      $647,332 waived
---------------------------- ----------------- -------------------- --------------------
                                               $4,772,852 earned    $3,036,354 earned
Optimum Large Cap Value                        $3,563,600 paid      $1,902,484 paid
Fund                                           $1,209,252 waived    $1,133,870 waived
---------------------------- ----------------- -------------------- --------------------
                                               $1,346,139 earned    $968,191 earned
Optimum Small-Mid Cap                          $892,680 paid        $510,129 paid
Growth Fund                                    $453,459 waived      $458,062 waived
---------------------------- ----------------- -------------------- --------------------
                                               $1,169,780 earned    $886,144 earned
Optimum Small-Mid Cap                          $539,700 paid        $190,968 paid
Value Fund                                     $630,080 waived      $695,176 waived
---------------------------- ----------------- -------------------- --------------------
                                               $1,863,431 earned    $1,173,105 earned
Optimum International Fund                     $1,863,431 paid      $823,181 paid
                                               $-                   $349,924 waived
---------------------------- ----------------- -------------------- --------------------
Optimum Fixed Income Fund                      $3,895,800 earned    $2,784,184 earned
                                               $1,570,869 paid      $850,660 paid
                                               $2,324,931 waived    $1,933,524 waived
---------------------------- ----------------- -------------------- --------------------

     Except  for  those  expenses  borne by the  Manager  under  the  Investment
Management Agreements and the Distributor under the Distribution Agreement, each
Fund is  responsible  for all of its own expenses.  Among others,  such expenses include  the  Funds'  proportionate  share of certain  administrative  expenses;
investment  management  fees;  transfer and dividend  disbursing fees and costs;
accounting   services;   custodian   expenses;   federal  and  state  securities
registration  fees;  proxy costs;  and the costs of preparing  prospectuses  and reports sent to shareholders.

     The Manager has also entered into a Consulting  Services Agreement with LPL
Financial  Corporation  ("LPL") to  provide  research  to assist the  Manager in evaluating and monitoring Fund  performance and the  Sub-Advisers  and in making recommendations  to the Trustees  about hiring and  changing  Sub-Advisers.  The
Manager is responsible for paying LPL the following consulting fees on each Fund out of the Manager's assets:

-------------------------------------- ----------------------------------------------------
Fund                                                Annual Consulting Fee Rate
                                            (as a percentage of average daily net assets)
-------------------------------------- ----------------------------------------------------
Optimum Large Cap Growth Fund          0.285% of assets up to $250 million
-------------------------------------- ----------------------------------------------------
                                       0.280% of assets from $250 million to $300 million
-------------------------------------- ----------------------------------------------------
                                       0.270% of assets from $300 million to $400 million
-------------------------------------- ----------------------------------------------------
                                       0.260% of assets from $400 million to $500 million
-------------------------------------- ----------------------------------------------------
                                       0.250% of assets over $500 million
-------------------------------------- ----------------------------------------------------
 Optimum Large Cap Value Fund          0.285% of assets up to $100 million
-------------------------------------- ----------------------------------------------------
                                       0.260% of assets from $100 million to $250 million
-------------------------------------- ----------------------------------------------------
                                       0.250% of assets from $250 million to $500 million
-------------------------------------- ----------------------------------------------------
                                       0.240% of assets over $500 million
-------------------------------------- ----------------------------------------------------
Optimum Small-Mid Cap Growth Fund      0.285% of assets
-------------------------------------- ----------------------------------------------------
Optimum Small-Mid Cap Value Fund       0.285% of assets up to $75 million
-------------------------------------- ----------------------------------------------------
                                       0.280% of assets from $75 million to $150 million
-------------------------------------- ----------------------------------------------------
                                       0.270% of assets over $150 million
-------------------------------------- ----------------------------------------------------
Optimum International Fund             0.285% of assets up to $50 million
-------------------------------------- ----------------------------------------------------
                                       0.260% of assets from $50 to 100 million
-------------------------------------- ----------------------------------------------------
                                       0.250% of assets from $100 to 300 million
-------------------------------------- ----------------------------------------------------
                                       0.240% of assets from $300 to 400 million
-------------------------------------- ----------------------------------------------------

                                       37

-------------------------------------- ----------------------------------------------------
                                       0.230% of assets over $400 million
-------------------------------------- ----------------------------------------------------
Optimum Fixed Income Fund              0.285% of assets up to $25 million
-------------------------------------- ----------------------------------------------------
                                       0.270% of assets from $25 million to $100 million
-------------------------------------- ----------------------------------------------------
                                       0.250% of assets from $100 million to $500 million
-------------------------------------- ----------------------------------------------------
                                       0.230% of assets from $500 million to $1 billion
-------------------------------------- ----------------------------------------------------
                                       0.210% of assets over $1 billion
-------------------------------------- ----------------------------------------------------

The Sub-Advisers
     The Manager  has entered  into  Sub-Advisory  Agreements  on behalf of each
Fund. The  Sub-Advisory  Agreements  obligate  Marsico Capital  Management,  LLC
("Marsico  Capital"),  T. Rowe Price  Associates,  Inc. ("T.  Rowe Price"),  TCW
Investment Management Company ("TCW"),  Massachusetts Financial Services Company
("MFS"),  Columbia Wanger Asset Management,  L.P. ("Columbia WAM"), Hotchkis and
Wiley Capital Management,  LLC ("H&W"),  the Delafield Asset Management Division
of Reich & Tang Asset  Management,  LLC  ("Delafield"),  The Killen Group,  Inc.
("Killen"),  AllianceBernstein L.P.  ("AllianceBernstein"),  Mondrian Investment
Partners Limited ("Mondrian"),  and Oberweis Asset Management, Inc. ("Oberweis")
(referred  to  individually  as  a   "Sub-Adviser"   and   collectively  as  the
"Sub-Advisers") to:

          (i)  make investment decisions on behalf of their respective Funds;

          (ii) place all orders for the  purchase  and sale of  investments  for their  respective  Funds with brokers or dealers  selected by the
               Manager and/or the Sub-Advisers; and

          (iii) perform  certain  limited  related  administrative  functions in connection therewith.

     Columbia WAM is an indirect, wholly-owned subsidiary of Columbia Management
Group,  Inc.,  which in turn is a  wholly-owned  subsidiary  of Bank of  America
Corporation.  T. Rowe Price is a wholly owned subsidiary of T. Rowe Price Group, which is a publicly traded financial services holding company.  Societe Generale
Asset Management owns  approximately 95% of TCW's parent company (The TCW Group,
Inc.) as of March 31, 2007.  MFS is a subsidiary of Sun Life  Financial  Inc. of
Canada (U.S.) Financial  Services  Holdings,  Inc., which in turn is an indirect majority-owned  subsidiary of Sun Life Financial  Inc., a diversified  financial services  organization.  H&W is a limited liability company, the primary members of which are HWCap  Holdings,  a limited  liability  company  whose  members are current and former  employees  of H&W,  and  Stephens-H&W,  a limited  liability company whose primary member is SF Holding Corp., which is a diversified holding company. Delafield is a division of Reich & Tang Asset Management, LLC ("RTAM").
RTAM is an indirect  subsidiary of Natixis Global Asset  Management,  L.P. As of
March 31, 2007,  AllianceBernstein  L.P. holds an ownership interest of 33.2% in
AllianceBernstein,  and AXA Financial Inc., a wholly owned  subsidiary of AXA (a financial  services holding  company),  holds direct and indirect  ownership and other  interests  in  AllianceBernstein  which  represent an  approximate  63.3%
economic interest in AllianceBernstein. AllianceBernstein's sole general partner is AllianceBernstein  Corporation,  which is an indirect wholly owned subsidiary of AXA.

     Pursuant  to the  terms  of the  Sub-Advisory  Agreements,  the  investment sub-advisory  fees  are paid by the  Manager  to the  Sub-Advisers  that are not affiliated  persons of the Manager at a percentage rate of the average daily net assets of a given Fund  managed by such  Sub-Adviser.  For the past three fiscal years, the Manager paid the Sub-Advisers the following  investment  sub-advisory fees (shown on an aggregated basis per Fund):

---------------------------- ------------------ ------------------ -----------------
Fund                           March 31, 2008     March 31, 2007    March 31, 2006
---------------------------- ------------------ ------------------ -----------------
Large Cap Growth Fund                               $2,951,709       $1,958,735
---------------------------- ------------------ ------------------ -----------------
Large Cap Value Fund                                $2,562,924       $1,703,498
---------------------------- ------------------ ------------------ -----------------
Small-Mid Cap Growth Fund                             $894,843         $641,752
---------------------------- ------------------ ------------------ -----------------
Small-Mid Cap Value Fund                              %808,375         $594,103
---------------------------- ------------------ ------------------ -----------------
International Fund                                    $974,954         $559,738
---------------------------- ------------------ ------------------ -----------------
Fixed Income Fund                                     $749,044         $605,698
---------------------------- ------------------ ------------------ -----------------

     The Manager  recommends  Sub-Advisers  for each Fund to the Trustees  based
upon  its   continuing   quantitative   and   qualitative   evaluation  of  each
Sub-Adviser's  skills in managing assets pursuant to specific  investment styles
and

                                       38

strategies.  Unlike many other mutual funds,  the Funds are not associated  with any one portfolio  manager,  and benefit from independent  specialists  selected from the investment management industry.

     The Sub-Advisers have discretion,  subject to oversight by the Trustees and the  Manager,  to purchase  and sell  portfolio  assets,  consistent  with their respective Funds' investment objectives,  policies and restrictions and specific investment strategies developed by the Manager.

     Generally,  no  Sub-Adviser  provides any services to any Fund except asset management and related  administrative  and recordkeeping  services.  However, a
Sub-Adviser or its affiliated  broker-dealer may execute portfolio  transactions for a  Fund  and  receive  brokerage  commissions  in  connection  therewith  as permitted by Section 17(e) of the 1940 Act.

     The Sub-Advisers also provide  investment  management  and/or  sub-advisory services to other mutual funds and may also manage private investment  accounts.
Although  investment  decisions for a Fund are made  independently from those of other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for a Fund.

Distributor
     Delaware Distributors, L.P. ("Distributor"), located at 2005 Market Street,
Philadelphia,  PA 19103-7094,  serves as the national distributor of the Trust's shares under a Distribution Agreement dated July 17, 2003. The Distributor is an affiliate  of  the  Manager  and  bears  all  of  the  costs  of  promotion  and distribution,  except for  payments by the Fund Classes  under their  respective
Rule 12b-1  Plans.  The  Distributor  is an  indirect  subsidiary  of DMH,  and, therefore,  of Lincoln.  The  Distributor  has agreed to use its best efforts to sell shares of the Fund. See the  Prospectuses for information on how to invest.
Shares of the Fund are offered on a continuous  basis by the Distributor and may be purchased through authorized investment dealers or directly by contacting the
Distributor  or  the  Trust.  The  Board  annually  reviews  fees  paid  to  the
Distributor.

     During the Funds' last three fiscal  years,  the  Distributor  received net commissions  from each Fund on behalf of its  respective  Class A Shares,  after re-allowances to dealers, as follows:

------------------------------------- -------------------------------------------------------------
                                                         Fiscal Year Ended 3/31/08
------------------------------------- --------------------- ------------------ --------------------
                                         Total Amount of         Amounts              Net
                                          Underwriting        Re-allowed to        Commission to
Fund                                      Commission            Dealers            Distributor
------------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Growth Fund
------------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Value Fund
------------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Growth Fund
------------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Value Fund
------------------------------------- --------------------- ------------------ --------------------
Optimum International Fund
------------------------------------- --------------------- ------------------ --------------------
Optimum Fixed Income Fund
------------------------------------- --------------------- ------------------ --------------------

------------------------------------- -------------------------------------------------------------
                                                         Fiscal Year Ended 3/31/07
------------------------------------- --------------------- ------------------ --------------------
                                        Total Amount of           Amounts              Net
                                          Underwriting        Re-allowed to        Commission to
Fund                                     Commission            Dealers            Distributor
------------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Growth Fund               $510,326             $429,211             $81,115
------------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Value Fund                $493,640             $415,575             $78,065
------------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Growth Fund            $91,542             $77,066              $14,476
------------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Value Fund             $72,238             $60,877              $11,361
------------------------------------- --------------------- ------------------ --------------------
Optimum International Fund                  $184,878             $155,891             $28,987
------------------------------------- --------------------- ------------------ --------------------
Optimum Fixed Income Fund                   $487,702             $425,663             $62,039
------------------------------------- --------------------- ------------------ --------------------

                                       39

--------------------------------- -------------------------------------------------------------
                                                     Fiscal Year Ended 3/31/06
--------------------------------- -------------------------------------------------------------
                                    Total Amount of           Amounts              Net
                                      Underwriting        Re-allowed to        Commission to
Fund                                   Commission            Dealers            Distributor
--------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Growth Fund           $126,294             $665,596            $791,890
--------------------------------- --------------------- ------------------ --------------------
Optimum Large Cap Value Fund            $121,147             $637,630            $758,777
--------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Growth
Fund                                     $25,384             $133,873            $159,257
--------------------------------- --------------------- ------------------ --------------------
Optimum Small-Mid Cap Value
 Fund                                     $22,502             $118,617            $141,119
--------------------------------- --------------------- ------------------ --------------------
Optimum International Fund               $44,059             $232,805            $276,864
--------------------------------- --------------------- ------------------ --------------------
Optimum Fixed Income Fund                $99,604             $656,002            $755,606
--------------------------------- --------------------- ------------------ --------------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate,  contingent  deferred sales charge ("CDSC")  payments with respect to
Class B Shares of the Funds as follows:

-------------------------------- --------------------- --------------------- -----------------------
                                   Fiscal Year Ended     Fiscal Year Ended     Fiscal Year Ended
Fund                                   3/31/2008             3/31/2007             3/31/2006
-------------------------------- --------------------- --------------------- -----------------------
Optimum Large Cap Growth Fund                                 $32,520               $17,133
-------------------------------- --------------------- --------------------- -----------------------
Optimum Large Cap Value Fund                                  $32,489               $18,827
-------------------------------- --------------------- --------------------- -----------------------
Optimum Small-Mid Cap Growth
Fund                                                           $5,662                 $3,443
-------------------------------- --------------------- --------------------- -----------------------
Optimum Small-Mid Cap Value
 Fund                                                          $4,647                 $3,829
-------------------------------- --------------------- --------------------- -----------------------
Optimum International Fund                                    $11,700                $7,617
-------------------------------- --------------------- --------------------- -----------------------
Optimum Fixed Income Fund                                     $32,978               $23,817
-------------------------------- --------------------- --------------------- -----------------------

     During the Funds' last three fiscal years, the Distributor received, in the aggregate, CDSC payments with respect to Class C Shares of the Funds as follows:

----------------------------------- ---------------------- ---------------------- -----------------------
Fund                                  Fiscal Year Ended      Fiscal Year Ended      Fiscal Year Ended
                                          3/31/2008              3/31/2007              3/31/2006
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum Large Cap Growth Fund                                     $32,037                $32,436
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum Large Cap Value Fund                                      $31,143                $30,804
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum Small-Mid Cap Growth Fund                                 $6,410                  $6,560
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum Small-Mid Cap Value Fund                                  $5,530                  $6,096
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum International Fund                                        $10,451                $12,170
----------------------------------- ---------------------- ---------------------- -----------------------
Optimum Fixed Income Fund                                         $39,042                $45,641
----------------------------------- ---------------------- ---------------------- -----------------------

Fund Accountants
     Effective October 1, 2007, Mellon Bank, N.A. ("Mellon"), One Mellon Center,
Pittsburgh,  PA 15258,  provides fund  accounting  and financial  administration services to each Fund. Those services include  performing  functions  related to calculating  each  Fund's NAV and  providing  financial  reporting  information, regulatory  compliance testing and other related accounting services.  For these services,  each Fund pays  Mellon an  asset-based  fee,  subject to certain  fee
minimums  plus  certain  out-of-pocket   expenses  and  transactional   charges.
Effective   October  1,  2007,  DSC  provides  fund   accounting  and  financial
administration   oversight   services  to  the  Funds.  Those  services  include
overseeing  the Funds'  pricing  process,  the  calculation  and payment of fund
expenses,   and  financial  reporting  in  shareholder   reports,   registration
statements and other  regulatory  filings.  DSC also manages the process for the payment of dividends and  distributions  and the  dissemination of Fund NAVs and performance  data. For these  services,  each Fund pays DSC an asset-based  fee, plus certain out-of-pocket  expenses and transactional charges. The fees payable to Mellon and DSC under the service agreements described above will be allocated among all Funds on a relative NAV basis.  Prior to October 1, 2007, DSC provided fund accounting and financial  administration services to the Funds at an annual rate of 0.04% of each Fund's average daily net assets.

                                       40

     During  the last  three  fiscal  years,  the Funds  paid DSC the  following amounts for fund accounting and financial administration services:

------------------------------------- ------------------ ---------------- ----------------
                                          Period from         Fiscal            Fiscal
                                          4/1/2007          Year Ended       Year Ended
Fund                                   Through 9/30/07      3/31/2007        3/31/2006
------------------------------------- ------------------ ---------------- ----------------
Optimum Large Cap Growth Fund
------------------------------------- ------------------ ---------------- ----------------
Optimum Large Cap Value Fund
------------------------------------- ------------------ ---------------- ----------------
Optimum Small-Mid Cap Growth Fund
------------------------------------- ------------------ ---------------- ----------------
Optimum Small-Mid Cap Value Fund
------------------------------------- ------------------ ---------------- ----------------
Optimum International Fund
------------------------------------- ------------------ ---------------- ----------------
Optimum Fixed Income Fund
------------------------------------- ------------------ ---------------- ----------------

     During the period from  October 1, 2007 through  March 31, 2008,  the Funds paid  the  following  amounts  to  Mellon  for  fund  accounting  and  financial administration services:

------------------------------------------- ----------------------
                                            Period from 4/1/2007
Fund                                           Through 9/30/07
------------------------------------------- ----------------------
Optimum Large Cap Growth Fund
------------------------------------------- ----------------------
Optimum Large Cap Value Fund
------------------------------------------- ----------------------
Optimum Small-Mid Cap Growth Fund
------------------------------------------- ----------------------
Optimum Small-Mid Cap Value Fund
------------------------------------------- ----------------------
Optimum International Fund
------------------------------------------- ----------------------
Optimum Fixed Income Fund
------------------------------------------- ----------------------

     During the period from  October 1, 2007 through  March 31, 2008,  the Funds
paid  the  following   amounts  to  DSC  for  fund   accounting   and  financial
administration oversight services:

------------------------------------------- ----------------------
                                            Period from 4/1/2007
Fund                                           Through 9/30/07
------------------------------------------- ----------------------
Optimum Large Cap Growth Fund
------------------------------------------- ----------------------
Optimum Large Cap Value Fund
------------------------------------------- ----------------------
Optimum Small-Mid Cap Growth Fund
------------------------------------------- ----------------------
Optimum Small-Mid Cap Value Fund
------------------------------------------- ----------------------
Optimum International Fund
------------------------------------------- ----------------------
Optimum Fixed Income Fund
------------------------------------------- ----------------------

Administrative and Transfer Agency Services
     DSC  also  provides  the  Trust  with  administrative  services  including:
preparation,   filing  and  maintaining  governing  documents;   preparation  of
materials and reports for the Board;  and preparation and filing of registration statements and other regulatory  filings.  DSC makes available the office space, equipment,  personnel  and  facilities  required to provide such  administrative services to the Trust. For providing these  administrative  services,  each Fund pays DSC the  following  fee as a  percentage  of the Fund's  average  daily net assets  (plus  out-of-pocket  expenses):  0.165% of  assets up to $500  million;
0.140% of assets from $500  million to $1 billion;  and 0.115% of assets over $1 billion.

                                       41

     In addition, DSC serves as the shareholder  servicing,  dividend disbursing and transfer agent for each Fund. For providing these transfer agency  services, the Trust  pays DSC a fee at an  annual  rate of  0.235%  of the  Trust's  total average daily net assets,  subject to a minimum fee of $2,000 per class per fund each month, plus out-of-pocket expenses. DSC is an affiliate of the Manager, and is a  subsidiary  of DMH  and,  therefore,  Lincoln.  DSC may also  contract  to compensate  selling dealers for providing certain services to Fund shareholders.
These payments are made out of DSC's compensation,  and may equal up to 0.18% of a Fund's  average  daily net assets for  shareholders  that the  selling  dealer services.  In addition to the  asset-based  fee that LPL  receives  for services provided as  consultant  to the  Manager,  LPL has been  engaged to provide such services and DSC pays LPL a fee at an annual rate of 0.18% of average  daily net assets in connection with such services.

Custodian
     Mellon also  serves as  custodian  of the Funds'  securities  and cash.  As custodian  for each Fund,  Mellon  maintains a separate  account or accounts for each Fund; receives, holds, and releases portfolio securities on account of each
Fund;  receives  and  disburses  money on behalf of each Fund;  and collects and receives income and other payments and  distributions  on account of each Fund's portfolio  securities.  Mellon  also  serves as the Funds'  custodian  for their investments in foreign securities.

Legal Counsel
     Stradley Ronon Stevens & Young, LLP serves as the Trust's legal counsel.

--------------------------------------------------------------------------------
                               PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

A.       Other Accounts Managed

     The following chart lists certain information about types of other accounts for which the portfolio managers are primarily responsible as of March 31, 2008.
Any accounts managed in a personal  capacity appear under "Other Accounts" along with other  accounts  managed on a  professional  basis.  The  personal  account information is current as of the most recent calendar  quarter.  This disclosure has been provided by the Manager and Sub-Advisor, as applicable.

                                       42

         [UPDATE]
Large Cap Growth Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
Marsico Capital
Thomas F. Marsico
Registered Investment Companies             35            $35.9 billion                0                  $0
Other Pooled Investment Vehicles            14             $2.4 billion                0                  $0
Other Accounts                             185           $27.1 billion                 0                  $0
T. Rowe Price
Robert W. Smith
Registered Investment Companies             11            $25.9 billion                0                  $0
Other Pooled Investment Vehicles             1           $110.4 million                0                  $0
Other Accounts                               7           $414.9 million                0                  $0

Large Cap Value Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
TCW
Diane Jaffee
Registered Investment Companies              7                 $4,623.9                0                  $0
Other Pooled Investment Vehicles            12                 $7,295.5                5            $6,882.5
Other Accounts                              97                 $9,301.0                1              $675.3

MFS
Steven R. Gorham
Registered Investment Companies             22            $36.5 billion                0                  $0
Other Pooled Investment Vehicles             2             $1.5 billion                0                  $0
Other Accounts                              22             $9.9 billion                0                  $0
Nevin P. Chitkara
Registered Investment Companies             22            $36.5 billion                0                  $0
Other Pooled Investment Vehicles             2             $1.5 billion                0                  $0
Other Accounts                              22             $9.9 billion                0                  $0

Small-Mid Cap Growth Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
Columbia WAM
Robert A. Mohn
Registered Investment Companies              3            $22.2 billion                0                  $0
Other Pooled Investment Vehicles             1           $260.6 million                0                  $0
Other Accounts                               8             $1.4 billion                0                  $0

Oberweis
James W. Oberweis
Registered Investment Companies              9             $1.2 billion                0                  $0
Other Pooled Investment Vehicles             0                       $0                0                  $0
Other Accounts                              63           $965.2 million                2       $95.7 million

                                       43

Small-Mid Cap Value Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
H&W
David Green
Registered Investment Companies             16            $18.8 billion                1        $2.7 billion
Other Pooled Investment Vehicles             4           $494.2 million                0                  $0
Other Accounts                             159              $16 billion                7        $1.3 billion
Jim Miles
Registered Investment Companies             16            $18.8 billion                1        $2.7 billion
Other Pooled Investment Vehicles             4           $494.2 million                0                  $0
Other Accounts                             159              $16 billion                7        $1.3 billion
Stan Majcher
Registered Investment Companies             16            $18.8 billion                1        $2.7 billion
Other Pooled Investment Vehicles             4           $494.2 million                0                  $0
Other Accounts                             159              $16 billion                7        $1.3 billion
George Davis
Registered Investment Companies             16            $18.8 billion                1        $2.7 billion
Other Pooled Investment Vehicles             4           $494.2 million                0                  $0
Other Accounts                             159              $16 billion                7        $1.3 billion
Judd Peters
Registered Investment Companies             16            $18.8 billion                1        $2.7 billion
Other Pooled Investment Vehicles             4           $494.2 million                0                  $0
Other Accounts                             159              $16 billion                7        $1.3 billion

Delafield
J. Dennis Delafield
Registered Investment Companies              2             $665 million                0                  --
Other Pooled Investment Vehicles             4            $51.5 million                0                  --
Other Accounts                              71           $370.5 million                1       $74.3 million
Vincent Sellecchia
Registered Investment Companies              2             $665 million                0                  --
Other Pooled Investment Vehicles             4            $51.5 million                0                  --
Other Accounts                               7           $370.5 million                1       $74.3 million

Killen
Lee S. Grout
Registered Investment Companies              4             $405 million                0                  $0
Other Pooled Investment Vehicles             2               $7 million                1          $5 million
Other Accounts                             221             $168 million                0                  $0
Robert E. Killen
Registered Investment Companies              4             $405 million                0                  $0
Other Pooled Investment Vehicles             2               $7 million                1          $5 million
Other Accounts                             221             $168 million                0                  $0

                                       44

International Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
Mondrian
Emma Lewis
Registered Investment Companies              6            $4.74 billion                0                  $0
Other Pooled Investment Vehicles             0                  $0                     0                  $0
Other Accounts                               4             $1.2 billion                0                  $0
Hugh Serjeant
Registered Investment Companies              3             $887 million                0                  $0
Other Pooled Investment Vehicles             0                  $0                     0                  $0
Other Accounts                              19            $7.07 billion                0                  $0
Fiona Barwick
Registered Investment Companies             10             $3.6 billion                0                  $0
Other Pooled Investment Vehicles             0                  $0                     0                  $0
Other Accounts                               8             $3.7 billion                0                  $0

AllianceBernstein
Sharon E. Fay
Registered Investment Companies            100            $60.7 billion                3       $11.7 billion
Other Pooled Investment Vehicles           120            $35.4 billion                9        $3.4 billion
Other Accounts                          41,242           $178.4 billion              140       $28.8 billion
Kevin Simms
Registered Investment Companies            100            $60.7 billion                3       $11.7 billion
Other Pooled Investment Vehicles           120            $35.4 billion               19        $7.1 billion
Other Accounts                          41,242           $178.4 billion              140       $28.8 billion
Henry D'Auria
Registered Investment Companies             64            $38.5 billion                2       $4.57 billion
Other Pooled Investment Vehicles           102            $30.7 billion                7       $1.34 billion
Other Accounts                             691           $122.1 billion              128       $25.4 billion

                                       45

Fixed Income Fund:
                                                                                  No. of
                                                                                Account      Total Assets in
                                                                                    with       Accounts with
                                        No. of             Total Assets     Performance-        Performance-
                                      Accounts                  Managed       Based Fees          Based Fees
The Manager
Roger A. Early
Registered Investment Companies             16             $6.7 billion               --                  $0
Other Pooled Investment Vehicles             1            $13.5 million               --                  $0
Other Accounts                               2           $750.4 million               --                  $0
Thomas H. Chow
Registered Investment Companies             20             $8.5 billion               --                  $0
Other Pooled Investment Vehicles             1            $13.5 million               --                  $0
Other Accounts                               2             $1.0 billion               --                  $0
Phil Perkins
Registered Investment Companies              5             $3.5 billion               --                  $0
Other Pooled Investment Vehicles             0                       $0               --                  $0
Other Accounts                               1             $815 million               --                  $0
Paul Grillo
Registered Investment Companies             11             $3.8 billion               --                  $0
Other Pooled Investment Vehicles             1            $13.5 million               --                  $0
Other Accounts                              15             $1.8 billion               --                  $0
Wen-Dar Chen
Registered Investment Companies              4             $3.3 billion               --                  $0
Other Pooled Investment Vehicles             0                       $0               --                  $0
Other Accounts                               4                 $109,000               --                  $0
Victor Mostrowski
Registered Investment Companies              5             $3.5 billion               --                  $0
Other Pooled Investment Vehicles             0                       $0               --                  $0
Other Accounts                               0                       $0               --                  $0

TCW
Jeffrey Gundlach
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Philip Barach
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

B.       Description of Potential Material Conflicts of Interest

1.       Large Cap Growth Fund:

Marsico Capital

     As a general  matter,  Marsico  Capital  faces the same need to balance the interests of different clients that any investment adviser with multiple clients
might  experience.   Portfolio  managers  make  investment  decisions  for  each portfolio  based on the  investment  objectives,  policies,  practices and other relevant  investment  considerations that the managers believe are applicable to
that  portfolio.  Consequently,   portfolio  managers  may  purchase  (or  sell)
securities  for one  portfolio  and not another  portfolio,  or may take similar actions for different  portfolios at different  times.  As a result,  the mix of securities  purchased  in one  portfolio  may  perform  better  than  the mix of securities  purchased for another portfolio.  Similarly,  the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

                                       46

     The need to balance the  interests of multiple  clients may also arise when allocating and/or  aggregating  trades.  Marsico Capital often aggregates into a single trade order several individual  contemporaneous  client trade orders in a
single  security.   Under  Marsico  Capital's  Portfolio  Management  and  Trade
Management  Policy and Procedures,  when trades are aggregated on behalf of more than  one  account,  Marsico  Capital  seeks  to  allocate  such  trades  to all participating  client accounts in a fair and equitable  manner.  With respect to
IPOs and other syndicated or limited  offerings,  it is Marsico Capital's policy to seek to ensure  that over the long  term,  accounts  with the same or similar investment  objectives  will receive an  equitable  opportunity  to  participate meaningfully  and  will  not be  unfairly  disadvantaged.  To  deal  with  these situations,  Marsico Capital has adopted  policies and procedures for allocating transactions  across multiple accounts.  Marsico Capital's policies also seek to ensure that  portfolio  managers do not  systematically  allocate other types of trades in a manner that would be more  beneficial  to one account than  another.
Marsico Capital's compliance  department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

     Marsico  Capital has adopted and  implemented  policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio  manager  advising  multiple  accounts.  In addition,  Marsico Capital monitors a variety of areas,  including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

T. Rowe Price
     Portfolio  managers at T. Rowe Price typically  manage  multiple  accounts.
These  accounts may include,  among  others,  mutual  funds,  separate  accounts
(assets  managed on behalf of institutions  such as pension funds,  colleges and universities,  foundations),  and commingled trust accounts.  Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies,  practices  and  other  relevant  investment  considerations  that the managers  believe are  applicable  to that  portfolio.  Consequently,  portfolio managers may purchase (or sell)  securities  for one  portfolio  and not another portfolio. T. Rowe Price has adopted brokerage and trade allocation policies and procedures  which it believes are  reasonably  designed to address any potential conflicts associated with managing multiple accounts for multiple clients. Also, as disclosed under the "Portfolio Manager's Compensation" section, our portfolio managers'  compensation  is  determined  in the same manner with  respect to all portfolios managed by the portfolio manager.

2.       Large Cap Value Fund:

TCW
     Actual or  potential  conflicts  of  interest  may arise  when a  portfolio manager has management  responsibilities to more than one account (including the
Fund),  such as devotion of unequal time and attention to the  management of the accounts,  inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio  manager  or  TCW  has  a  greater  financial  incentive,  such  as  a performance  fee  account  or where an account  or fund  managed by a  portfolio manager has a higher fee sharing  arrangement  than the portfolio  manager's fee sharing  percentage  with  respect to the Fund.  TCW has  adopted  policies  and procedures  reasonably  designed  to address  these types of  conflicts  and TCW believes its policies and  procedures  serve to operate in a manner that is fair and equitable among its clients, including the Fund.

MFS
     MFS seeks to identify  potential  conflicts  of interest  resulting  from a portfolio  manager's  management  of both the Fund and  other  accounts  and has adopted policies and procedures designed to address such potential conflicts.

     The  management  of  multiple  funds and  accounts  (including  proprietary accounts)  may give rise to  potential  conflicts  of  interest if the funds and accounts have different objectives and strategies, benchmarks, time horizons and fees as a portfolio  manager must allocate his or her time and investment  ideas across multiple funds and accounts. In certain instances there may be securities which are  suitable  for the Fund's  portfolio as well as for accounts of MFS or its subsidiaries with similar investment  objectives.  A Fund's trade allocation policies may give rise to conflicts of interest if the Fund's  orders do not get fully executed or are delayed in getting  executed due to being  aggregated with those of other  accounts of MFS or its  subsidiaries.  A  portfolio  manager may execute  transactions  for another fund or account that may adversely impact the value of the Fund's  investments.  Investments  selected  for funds or  accounts other than the Fund may outperform investments selected for the Fund.

                                       47

     When two or more clients are simultaneously engaged in the purchase or sale of the same security,  the  securities  are allocated  among clients in a manner believed by MFS to be fair and equitable to each. It is recognized  that in some cases this system could have a detrimental  effect on the price or volume of the security as far as the Fund is concerned.  In most cases,  however, MFS believes that the Fund's  ability to  participate  in volume  transactions  will  produce better executions for the Fund.

     MFS does not receive a performance fee for its management of the Fund. As a result,  MFS  and/or a  portfolio  manager  may have a  financial  incentive  to allocate favorable or limited opportunity investments or structure the timing of investments to favor accounts other than the Fund- for instance;  those that pay a higher advisory fee and/or have a performance fee.

3.       Small-Mid Cap Growth Fund:

Columbia Wanger Asset Management, Inc. ("Columbia WAM")
     Like other  investment  professionals  with multiple  clients,  a portfolio manager  for a  Fund  may  face  certain  potential  conflicts  of  interest  in connection  with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts,  which Columbia WAM believes are faced by investment  professionals  at most major financial  firms.
Columbia  WAM has adopted  compliance  policies and  procedures  that attempt to address  certain of these potential  conflicts.

     The  management  of accounts with  different  advisory fee rates and/or fee structures may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     o    The most  attractive  investments  could be  allocated  to  higher-fee accounts.

     o    The  trading  of  higher-fee  accounts  could be  favored as to timing and/or  execution  price.  For example,  higher-fee  accounts could be permitted to sell securities earlier than other accounts when a prompt sale  is  desirable  or to  buy  securities  at an  earlier  and  more opportune time.

     o    The  trading of other  accounts  could be used to  benefit  higher-fee accounts (front- running).

     o    The  investment  management  team could  focus  their time and efforts
          primarily  on  higher-fee   accounts  due  to  a  personal   stake  in
          compensation.

     Potential  conflicts of interest may also arise when the portfolio  manager may have personal  investments in other accounts that may create an incentive to favor those  accounts.  As a general  matter and subject to limited  exceptions,
Columbia WAM's investment professionals do not have the opportunity to invest in client accounts, other than the mutual funds managed by Columbia WAM.

     A potential  conflict of interest may arise when a Fund and other  accounts purchase or sell the same  securities.  On  occasions  when a portfolio  manager considers  the  purchase or sale of a security to be in the best  interests of a
Fund as well as other  accounts,  Columbia WAM's trading desk may, to the extent permitted by applicable  laws and  regulations,  aggregate the  securities to be sold or  purchased  in order to obtain the best  execution  and lower  brokerage commissions,  if any.  Aggregation  of  trades  may  create  the  potential  for unfairness to the Fund or another account if one account is favored over another in allocating  the securities  purchased or sold - for example,  by allocating a disproportionate  amount of a security  that is likely to increase in value to a favored account.

     "Cross trades," in which one Columbia  account sells a particular  security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest.  Cross trades may be seen to involve a potential  conflict of interest if, for  example,  one account is permitted to sell a security to another  account at a higher price than an independent  third party would pay.  Columbia WAM and the Trustees of the funds managed by Columbia
WAM have  adopted  compliance  procedures  that  provide  that any  transactions between  the Funds and  another  Columbia-advised  account  are to be made at an independent current market price, as required by law.

     Another  potential  conflict of interest  may arise based on the  different investment  objectives  and  strategies  of the Funds and  other  accounts.  For example, another account may have a shorter-term investment horizon or different investment  objectives,  policies  or  restrictions  than a Fund.  Depending  on another  account's  objectives or other  factors,  a

                                       48

portfolio manager may give advice and make decisions that may differ from advice given,  or the timing or nature of decisions  made,  with respect to a Fund.  In addition,  investment  decisions  are the product of many factors in addition to basic  suitability  for the  particular  account  involved.  Thus,  a particular security  may be bought or sold for certain  accounts  even though it could have been  bought  or sold for  other  accounts  at the same  time.  More  rarely,  a particular  security  may be  bought  for  one or  more  accounts  managed  by a portfolio  manager  when one or more other  accounts  are selling  the  security
(including short sales).  There may be circumstances  when purchases or sales of portfolio  securities  for one or more  accounts  may have an adverse  effect on other accounts.

     A Fund's portfolio  manager who is responsible for managing  multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or  accounts.  As a result,  the portfolio  manager may not be able to formulate  as  complete a strategy  or identify  equally  attractive  investment opportunities  for each of those accounts as might be the case if he or she were to devote  substantially  more attention to the management of a single fund. The effects of this  potential  conflict may be more  pronounced  where funds and/or accounts overseen by a particular  portfolio  manager have different  investment strategies.

     A Fund portfolio  managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities  transactions for the Funds.  In addition to executing  trades,  some brokers and dealers  provide portfolio  managers  with  brokerage  and research  services (as those terms are defined in Section  28(e) of the 1934 Act),  which may result in the  payment of higher brokerage fees than might have otherwise be available. These services may be more  beneficial to certain  funds or accounts  than to others.  Although the payment  of  brokerage  commissions  is  subject  to the  requirement  that  the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to a Fund, a portfolio  manager's decision as to the selection of brokers and dealers could yield  disproportionate  costs and benefits among the Funds and/or accounts that he or she manages.

     Columbia  WAM  or  an  affiliate  may  provide  more   services   (such  as
distribution  or  recordkeeping)  for some types of funds or  accounts  than for others.  In such cases,  a portfolio  manager may  benefit,  either  directly or indirectly, by devoting  disproportionate  attention to the management of a Fund and/or accounts that provide  greater overall returns to the investment  manager and its affiliates.

     A Fund  portfolio  manager  may also  face  other  potential  conflicts  of interest  in managing  the Funds,  and the  description  above is not a complete description  of every  conflict that could be deemed to exist in managing both a
Fund and other accounts.  In addition,  the Funds'  portfolio  managers may also manage other accounts  (including  their personal assets or the assets of family members) in their personal  capacity.  The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at  Columbia  WAM,  including  the Funds'  portfolio  managers,  are  subject to restrictions on engaging in personal securities  transactions  pursuant to Codes of Ethics  adopted by Columbia WAM and the Funds,  which contain  provisions and requirements  designed to identify  and address  certain  conflicts  of interest between personal investment activities and the interests of the Funds.

Oberweis
     As indicated in the above table, James W. Oberweis is primarily responsible for the day-to-day  management of other accounts,  including other accounts with investment  strategies similar to the Optimum Small-Mid Cap Growth Fund (OASGX).
Those accounts include The Oberweis Funds, other mutual funds for which Oberweis
serves  as  investment   sub-adviser,   separately   managed  accounts  and  the
personal/proprietary  accounts of Mr. Oberweis.  The fees earned by Oberweis for managing client accounts may vary among those accounts, particularly because for at least two accounts,  Oberweis is paid based upon the  performance  results of the account.  In addition,  Mr.  Oberweis may personally  invest in The Oberweis
Funds. These factors could create conflicts of interest because Mr. Oberweis may have  incentives  to favor  certain  accounts  over  others,  resulting in other accounts  outperforming  the OASGX.  A conflict  may also exist if Mr.  Oberweis identifies a limited  investment  opportunity  that may be appropriate  for more than one  account,  but the  OASGX is not able to take  full  advantage  of that opportunity due to the need to allocate the opportunity among multiple accounts.
In addition,  Mr. Oberweis may execute transactions for another account that may adversely impact the value of securities held by the OASGX.

     However,  Oberweis believes that these risks are mitigated by the fact that accounts with like  investment  strategies or which hold the same securities are generally  managed in a similar  fashion,  subject to  exceptions to account for

                                       49

particular  investment  restrictions  or other  limitations  applicable  only to certain  accounts,  as well as differences in each account's  initial  holdings, cash flow,  account size and other  factors.  In addition,  Oberweis has adopted trade allocation  procedures that require  equitable  allocation of trades for a particular security among participating  accounts over time and a Code of Ethics that addresses  possible  conflicts  between  personal trades and client trades.
These policies are described as part of the Statement of Additional  Information of The Oberweis Funds.

4.       Small-Mid Cap Value Fund:

H&W
     The Fund is managed  by H&W's  investment  team  ("Investment  Team").  The
Investment  Team also manages  institutional  accounts and other mutual funds in several  different  investment  strategies.  The portfolios within an investment strategy are managed using a target portfolio;  however, each portfolio may have different restrictions,  cash flows, tax and other relevant considerations which may preclude a portfolio from  participating  in certain  transactions  for that investment strategy. Consequently, the performance of portfolios may vary due to these different  considerations.  The Investment Team may place transactions for one investment  strategy that are directly or indirectly  contrary to investment decisions made on behalf of another investment  strategy.  H&W may be restricted from  purchasing more than a limited  percentage of the outstanding  shares of a company.  If a  company  is a viable  investment  for more  than one  investment strategy,  H&W has adopted policies and procedures reasonably designed to ensure that all of its clients are treated fairly and equitably.

     Different  types of accounts and  investment  strategies may have different fee structures.  Additionally,  certain accounts pay H&W performance-based fees, which  may vary  depending  on how  well  the  account  performs  compared  to a benchmark.  Because  such fee  arrangements  have the  potential  to  create  an incentive  for H&W to favor such  accounts in making  investment  decisions  and allocations,  H&W has adopted  polices  and  procedures  reasonably  designed to ensure that all of its clients are treated  fairly and  equitably,  including in respect of allocation decisions, such as initial public offerings.

     Since all  accounts  are managed to a target  portfolio  by the  Investment
Team,  adequate time and resources are  consistently  applied to all accounts in the same investment strategy.

Delafield
     As indicated in the table above,  Mr.  Delafield  and Mr.  Sellecchia  (the
"Portfolio  Managers")  manage  other  accounts  in  addition  to the Fund.  The
Portfolio  Managers'  management  of  these  other  accounts  may  give  rise to potential  conflicts of interest.  These potential  conflicts include those that may arise as a result of the structure of the Portfolio  Managers'  compensation as well as conflicts  relating to the  selection  and  allocation  of investment opportunities. The Manager has adopted policies and procedures that are designed to identify  and  minimize the effects of these  potential  conflicts.  However, there can be no guarantee that these  policies and procedures  will be effective in  detecting  potential  conflicts  or in  eliminating  the effects of any such conflicts.

     Certain components of the Portfolio  Managers'  compensation  structure (or that of the  Manager)  may give rise to  potential  conflicts of interest to the extent that the Portfolio Managers may have an incentive to favor or devote more effort in  managing an account or accounts  that  impact,  or impact to a larger degree,  their overall  compensation or the overall compensation of the Manager.
In particular, Mr. Delafield and Mr. Sellecchia manage one account for which the
Manager is paid a fee based on the  performance of such account.  In comparison, the Manager  does not receive a  performance-based  fee in  connection  with the management of the Fund.  Although,  neither Mr. Delafield nor Mr.  Sellecchia is directly  compensated  on the  basis of the  performance  fee,  they may have an incentive to favor that account to the disadvantage of the Fund. In addition, as described  above,  both  Portfolio  Managers  receive a portion  of the  profits generated  by DAM,  and such  profits are  generally  derived  from the fees DAM receives from managing the Fund and other  accounts.  To the extent that certain accounts have the potential to generate more profits for DAM than does the Fund, the Portfolio Managers may have an incentive to favor such other accounts.

     Due to the fact that the Portfolio  Managers manage multiple  accounts with similar  objectives,  and thus frequently  purchase and sell the same securities for such accounts,  certain  allocation  issues may arise.  In particular,  if a
Portfolio  Manager  identifies  a limited  investment  opportunity  which may be suitable for the  accounts,  the Fund may not be able to

                                       50

take full advantage of that  opportunity due to an allocation of filled purchase or sale  orders  across  all  eligible  accounts.  In  addition,  in the event a
Portfolio Manager determines to purchase a security for more than one account in an  aggregate  amount  that may  influence  the  market  price of the  security, accounts that  purchased or sold the security first may receive a more favorable price than  accounts  that made  subsequent  transactions.  The less  liquid the market  for the  security,  or the  greater  the  percentage  that the  proposed aggregate  purchases or sales  represent of average  daily trading  volume,  the greater the potential for accounts  that make  subsequent  purchases or sales to receive a less favorable price.

     When consistent with the Manager's duty to seek best execution on behalf of its clients, orders for multiple accounts, including the Fund, may be aggregated for  execution.  To the extent that  equity  trades are  aggregated,  securities purchased or sold are allocated to the participating  accounts in the manner the
Manager  determines  to be the  most  fair  and  equitable  consistent  with its fiduciary duties to its clients.

     The  Manager  will  allocate   investment   opportunities,   including  the
opportunity  to investment  in initial  public  offerings,  based on a number of considerations,  including  cash  availability  and/or  liquidity  requirements, investment objectives and restrictions,  tax considerations and relative size of portfolio  holdings  of the  same or  comparable  securities.  The  Manager  may allocate a disproportionate  amount of a trade to one or more accounts. When the
Manager is trading in a very liquid  security,  Reich & Tang may allocate trades pro rata on the basis of the orders placed.

     When trade orders are  aggregated,  each account that  participates in such order will generally receive the average price paid for such securities.  Orders for certain accounts may, due to cash availability,  investment  restrictions or otherwise,  not be eligible to participate in such  aggregate  transactions  and could  therefore  potentially  receive a less favorable price or allocation than the accounts for which such orders were aggregated.  The Manager's  policies and procedures  are  designed  to  minimize  the  risk  that  an  account  could  be systematically  advantaged or disadvantaged in connection with the allocation of investment  opportunities and aggregation of trade orders.  Nevertheless,  there can be no  assurance  that such  policies  and  procedures  will be effective in preventing  instances  where one account is  advantaged  or  disadvantaged  over another.

Killen
     Conflicts of Interest.  Killen realizes that as investment  advisor it is a fiduciary of its clients and owes them a duty of undivided loyalty.  As a result of its  relationship  with its clients,  Killen has adopted written policies and procedures  to deal with the actual or potential  conflicts of interest that may arise in the operation of its business.  Killen has developed these policies and procedures so that it may reasonably be able to detect,  manage and mitigate the effects of actual or  potential  conflicts  of  interest in the area of employee
personal  trading,   managing   multiple  accounts  and  allocating   investment
opportunities.

     Employee  Personal  Trading.  Killen  has  adopted  a Code of  Ethics  that regulates  the  personal  securities  trading of all  employees.  Employees  are required to disclose their personal holdings upon commencement of employment. If the employee maintains a brokerage account,  statements and trade  confirmations are sent  directly from the brokerage  firm to Killen's  compliance  department.
Employees without brokerage accounts must submit quarterly reports on whether or not they engaged in any securities transactions. Also, all employees must submit quarterly  statements  on any  transactions  in mutual funds  managed by Killen.
Employees  may not  purchase  any  security  held in a client's  account.  If an employee owns a security held in a client's account,  he or she may only sell it during  certain  black  out  periods  and all  securities  transactions  must be pre-cleared.

     Managing Multiple Accounts and Allocating Investment Opportunities.  Killen
has an Investment  Management  Committee (the "Committee") of portfolio managers and analysts that manages all client accounts.  The Committee meets regularly to review  portfolio  holdings and discuss  purchase and sale  activity.  Committee members  buy and sell  securities  for  clients  as they see fit,  guided by the client's investment objective.

     Killen has adopted  policies and procedures for the aggregation of clients'
orders and the  allocation of the  aggregated  trades.  Orders are aggregated to promote  fairness.  Orders may be  aggregated  only if the  trader or  portfolio manager  determines it is in the best interests of each client  participating in the order,  it is consistent  with Killen's duty to obtain best  execution,  and consistent with the terms of the advisory contract of each participating client.
The price of the securities  purchased or sold in an aggregated order will be at the average share price for all  transactions of the clients in

                                       51

that  security  on a given day.  The  allocation  of  securities  obtained in an aggregated  securities  order will be made in  accordance  with  Killen's  trade allocation procedures.

     The  Chief  Compliance  Officer  of Killen  will  review  periodically  all aggregated  trades to ensure that the policies and procedures are being followed and that no  client is being  systematically  disadvantaged  by the  aggregation procedures.  The Chief Operating  Officer shall be responsible for ensuring that
aggregated   trades  are  allocated  to  client   accounts  in  accordance  with
procedures.

5.   International Fund:

Mondrian
     Mondrian's description of any material conflicts of interest that may arise in connection with its management of the Fund's  investments and the investments of the other  accounts is explained in general terms in the Mondrian  Compliance
Program. The relevant extract from the Program is included below:

     Definition  of a "Material  Interest."  The  Company  considers a "Material
Interest" in relation to a transaction to be any interest of a material  adverse nature, other than:

     (a) fees and disclosable commission on the transaction;

     (b)  goods or  services  which  can  reasonably  be  expected  to assist in carrying on  designated  investment  business with or for clients and which are provided or to be provided under a soft dollar agreement.

     If employees are aware of anything  that could be a material  interest then they should report it to the Chief Compliance Officer or the Managing Director.

     Fair  Trading  if a  Material  Interest  arises.  The  Company  should  not knowingly advise or effect a transaction for any client in which the Company has a Material Interest or a relationship which gives rise to a conflict of interest in relation to such a transaction,  unless the Company takes reasonable steps to ensure fair treatment for the client.

     In the event of a Material Interest arising, the Company should:

     (a)  disclose to the client  (whether in a Terms of Business or  otherwise)
     any Material Interest or conflict of interest or duty it has in relation to a transaction before it advises that client about the transaction, or deals on behalf of that client in the exercise of  discretion;  and to believe on reasonable  grounds  that the  client  does  not  object  to that  Material
     Interest or conflict; or

     (b) if disclosure is impracticable,  disregard the interest or conflict, so that any disadvantage to the client is avoided; or

     (c) ensure that any such Material Interest or conflict is eliminated.

     The following are examples of potential conflicts:

     |_|  Dealing in investments as principal.  The Company is not authorized to invest directly in securities on its own account.

     |_|  Dealing  in  investments  as agent  for more than one  party.  This is managed through the operation of dealing  policies  designed to ensure the fair and equal  treatment of all clients e.g.  the  allocation  of aggregated  trades  among  clients  (refer  to  Section  3.8.3  below,
          "Simultaneous  Management  of  Client  Portfolios"  and  Section  3.23
          "Trading Policies).

     |_|  Dealing as dual agent e.g. agency crosses or internal  switches (refer to Section 3.8.3 below, "Simultaneous Management of Client Portfolios"
          and Section 3.23 "Trading Policies" for further details).

                                       52

     |_|  Transacting  client trades with an affiliated  broker. The Company has only one affiliated broker and no client transactions are permitted to be executed through this entity.

     |_|  Performance  Fees. The Company may offer a performance fee arrangement to clients on request. The potential conflict of interest arising from performance-related  fees is addressed by the Company's  procedure for the  allocation of aggregated  trades among clients (for details refer
          to   Section   3.8.3   below   "Simultaneous   Management   of  Client
          Portfolios").

     |_|  Pricing and  Valuation.  To avoid the  potential  conflict of interest inherent in every  valuation  where the fund manager is compensated on asset size and/or portfolio  performance,  the Company has adopted and approved policies and procedures specifically  identifying the pricing source to be used for specific  security types.  Refer to Section 3.25
          Valuation/Pricing for further details.  Compliance with these policies and  procedures is monitored  using  exception  reporting,  as well as regular review,  testing and evaluation of the  appropriateness of the procedures.

     If an employee is  uncertain as to whether an interest or  relationship  is material and adverse, they should consult the Chief Compliance Officer.

     Directorships  and  External   Appointments.   Directorships  of  companies
external  to the Company may be  material.  Before  accepting  an  executive  or
non-executive   directorship  or  any  other  appointment  in  another  company, employees,  including executive directors, must obtain the prior approval of the
Managing  Director.  The Chief  Compliance  Officer must be informed of all such appointments and changes.

     Simultaneous  Management  of Client  Portfolios  Acting  Collectively.  The
Company does and may act for a number of clients collectively. When proposing to act for clients  collectively  the Company will not do so before  ensuring  that there will be no material adverse effect on any client.

     Allocation of Investment Opportunities.  Investment opportunities should be allocated  among  clients in an  equitable  manner.  For equity  portfolios  the
Company  makes stock  selection  decisions  at  committee  level.  Those  stocks identified  as  investment  opportunities  are  added to the  Company's  list of approved stocks ("Stock List"). Portfolios will hold only those stocks contained in the Stock List, and portfolios governed by the same or a similar mandate will be structured  similarly (that is, will hold the same or comparable stocks), and will exhibit similar  characteristics.  For bond portfolios investment decisions are also  committee  based,  and all bond  portfolios  governed by the same or a similar mandate are structured in the same way. Sale and purchase  opportunities identified at regular  investment  meetings will be applied to portfolios across the board,  subject to the requirements of individual  client mandates.  Clients with performance-based  fees shall be allocated investment  opportunities in the same way as clients whose fees are not performance-based.

     Allocation  of  Aggregated  Trades.  All  allocations  must be fair between clients and, to be  reasonable in the  interests of clients,  will  generally be made in proportion to the size of the original orders placed. However where such allocation  would create a material adverse effect on a client an adjustment may be made to the allocation.  Where such adjustment is considered appropriate, the
Company's  normal policy will be to adopt a random method of allocation  between clients  achieved  through an automated  process.  Such  allocations  should not conflict with any instructions a client may have issued, or with any limitations placed on the degree of discretion the Portfolio Manager has to act on behalf of the client.

     Dual Agency/Cross Trade. Dual Agency (also known as Cross Trading) concerns those  transactions  where  the  Company  acts as agent  for both the  buyer and seller.  The  Company may from time to time act as agent for both  parties  with respect to transactions in investments.  If the Company  proposes to act in such capacity the Portfolio  Manager will first:  (a) obtain  approval from the Chief
Compliance  Officer;  and (b) inform the  customer of the  capacity in which the
Company is acting.

     If a Dual  Agency  transaction  is  conducted,  the  Company  should  issue contract notes to the customers where relevant.

                                       53

     No Dual Agency transaction can be undertaken for any ERISA customer.

     Managing  Conflicts of Interest in respect of Employee  Personal  Dealings.
The Company  must take  reasonable  steps to ensure that none of its  directors, officers or employees (or those of its  associates)  effects any  transaction on their own account which conflicts with client  interests.  These individuals are also prohibited from procuring any other person to enter into such a transaction
(except in the proper course of their employment).  For the purposes of clarity, this will include,  but is not limited to, anyone connected with that individual by reason of a domestic or business  relationship  (other than as arises  solely because that person is a client of the  Company)  such that the  individual  has influence  over that  person's  judgement  as to how to invest his  property  or exercise any rights attaching to his Investments. The Company rules which govern personal  account dealing and general  ethical  standards are set out in Section
3.7 "Code of Ethics" of this Program.

     Chinese Wall Issues. Any other conflicts of interest arising from access to nonpublic  information are addressed in the Mondrian Investment Partners Limited
Code of Ethics under "Policy Statement on Insider Trading and Securities Fraud".

     Monitoring  of  Compliance  with  Conflicts  of  Interest  Procedures.  The
Company's Compliance  Monitoring Program incorporates  periodic reviews of areas where  conflicts  of  interest  might  arise,  including  procedures  for  trade allocation,  dual agency trades,  affiliated brokers,  daily pricing and others.
Conflicts of interest arising from personal  securities  trading and other areas covered by the  Company's  Code of Ethics and the  Policy  Statement  on Insider
Trading and Securities Fraud (see above Section 3.7) are also subject to regular review.

     Any apparent  violations of the above  procedures shall be investigated and reported  to the  Chief  Compliance  Officer,  who  will  determine  any  action necessary, including amendments to existing procedures.

     Any  material  findings  would be  reported  to senior  management  and the
Compliance  Committee  (a  sub-committee  of the  Company's  Board)  and,  where required, any relevant regulator.

AllianceBernstein
     As an investment adviser and fiduciary,  AllianceBernstein owes its clients and  shareholders  an undivided duty of loyalty.  We recognize that conflicts of interest are inherent in our business and  accordingly  have developed  policies and procedures (including oversight  monitoring)  reasonably designed to detect, manage and mitigate the effects of actual or potential  conflicts of interest in the area of employee personal  trading,  managing multiple accounts for multiple clients,  including  AllianceBernstein  Mutual Funds, and allocating  investment
opportunities.   Investment  professionals,  including  portfolio  managers  and research  analysts,  are subject to the  above-mentioned  policies and oversight monitoring  to ensure  that all  clients  are  treated  equitably.  We place the interests  of our clients  first and expect all of our  employees  to meet their fiduciary duties.

          Employee Personal Trading

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is
designed  to  detect  and  prevent   conflicts  of  interest   when   investment
professionals  and  other  personnel  of  AllianceBernstein  own,  buy  or  sell securities  which may be owned by,  or  bought  or sold for,  clients.  Personal securities  transactions  by an  employee  may  raise a  potential  conflict  of interest  when an  employee  owns or  trades  in a  security  that is  owned  or considered for purchase or sale by a client, or recommended for purchase or sale by an  employee to a client.  Subject to the  reporting  requirements  and other limitations  of its  Code of  Business  Conduct  and  Ethics,  AllianceBernstein
permits its employees to engage in personal  securities  transactions,  and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct  purchase,  401K/profit  sharing plan  investment  and/or  notionally  in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires  disclosure of all personal accounts and maintenance of brokerage  accounts with  designated  broker-dealers  approved by
AllianceBernstein.  The  Code  also  requires  preclearance  of  all  securities transactions and imposes a one-year  holding period for securities  purchased by employees to discourage short-term trading.

     Managing Multiple Accounts for Multiple Clients

                                       54

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for  multiple  clients.  Conflicts  of  interest  may arise  when an  investment professional has  responsibilities  for the investments of more than one account because  the  investment  professional  may be unable to devote  equal  time and
attention  to  each  account.   The   investment   professional   or  investment
professional teams for each client may have responsibilities for managing all or a portion of the  investments  of  multiple  accounts  with a common  investment
strategy,   including  other  registered  investment   companies,   unregistered
investment  vehicles,  such as hedge funds,  pension plans,  separate  accounts,
collective   trusts   and   charitable   foundations.    Among   other   things,
AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment  recommendations by analysts so that investment  professionals are better able to develop investment strategies for all accounts they manage.  In addition,  investment  decisions by investment  professionals are reviewed for the purpose of maintaining uniformity among  similar  accounts and ensuring that  accounts are treated  equitably.  No investment  professional that manages client accounts carrying  performance fees is compensated  directly or specifically  for the performance of those accounts.
Investment  professional  compensation reflects a broad contribution in multiple dimensions  to  long-term  investment  success  for our  clients and is not tied specifically to the performance of any particular  client's  account,  nor is it directly tied to the level or change in the level of assets under management.

     Allocating Investment Opportunities

     AllianceBernstein has policies and procedures intended to address conflicts of interest  relating  to the  allocation  of  investment  opportunities.  These policies  and  procedures  are designed to ensure that  information  relevant to investment  decisions is disseminated  promptly within its portfolio  management teams and  investment  opportunities  are allocated  equitably  among  different
clients.  The  investment  professionals  at  AllianceBernstein   routinely  are
required  to  select  and  allocate  investment  opportunities  among  accounts.
Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts,  which minimizes the potential for conflicts of interest relating to the allocation of investment  opportunities.  Nevertheless, investment  opportunities may be allocated differently among accounts due to the particular  characteristics  of an account,  such as size of the  account,  cash position,  tax status,  risk tolerance and investment  restrictions or for other reasons.

     AllianceBernstein's  procedures  are also  designed  to  prevent  potential conflicts  of interest  that may arise when  AllianceBernstein  has a particular financial incentive, such as a performance-based  management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote  more time to  developing  and  analyzing  investment  strategies  and opportunities  or  allocating  securities  preferentially  to accounts for which
AllianceBernstein could share in investment gains.

     To address these  conflicts of interest,  AllianceBernstein's  policies and procedures require,  among other things, the prompt  dissemination to investment professionals of any initial or changed investment  recommendations by analysts;
the aggregation of orders to facilitate  best execution for all accounts;  price averaging for all aggregated orders; objective allocation for limited investment opportunities  (e.g.,  on a  rotational  basis)  to  ensure  fair and  equitable allocation among accounts;  and limitations on short sales of securities.  These procedures  also  require  documentation  and review of  justifications  for any decisions  to  make  investments  only  for  select  accounts  or  in  a  manner disproportionate to the size of the account.

6.       Fixed Income Fund:

The Manager
     Individual  portfolio managers may perform investment  management  services for other  accounts  similar to those  provided  to the Fund and the  investment action for each account and the Fund may differ. For example, one account or the
Fund  may be  selling  a  security,  while  another  account  or the Fund may be purchasing or holding the same security. As a result,  transactions executed for one account and the Fund may adversely  affect the value of  securities  held by another account.  Additionally, the management of multiple accounts and the Fund may give rise to potential  conflicts of interest,  as a portfolio  manager must allocate time and effort to multiple  accounts and the Fund. A portfolio manager may discover an  investment  opportunity  that may be suitable for more than one account or the Fund. The investment opportunity may be limited, however, so that all accounts and the Fund for which the investment  would be suitable may not be able to  participate.  The Manager has adopted  procedures  designed to allocate investments fairly across multiple accounts.

                                       55

     A portfolio  manager's  management  of personal  accounts  also may present certain conflicts of interest. While the Manager's code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

TCW
     Actual or  potential  conflicts  of  interest  may arise  when a  portfolio manager has management  responsibilities to more than one account (including the
Fund),  such as devotion of unequal time and attention to the  management of the accounts,  inability to allocate limited investment opportunities across a broad band of accounts and incentive to allocate opportunities to an account where the portfolio  manager  or  TCW  has  a  greater  financial  incentive,  such  as  a performance  fee  account  or where an account  or fund  managed by a  portfolio manager has a higher fee sharing  arrangement  than the portfolio  manager's fee sharing  percentage  with  respect to the Fund.  TCW has  adopted  policies  and procedures  reasonably  designed  to address  these types of  conflicts  and TCW believes its policies and  procedures  serve to operate in a manner that is fair and equitable among its clients, including the Fund.

C.   Compensation

     Each portfolio manager's compensation consists of the following:

1.   Large Cap Growth Fund:

Marsico Capital

     Marsico  Capital's   portfolio   managers  are  generally  subject  to  the
compensation structure applicable to all Marsico Capital employees. As such, Mr.
Marsico's   compensation  consists  of  a  base  salary  (reevaluated  at  least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors:  (1) Marsico  Capital's overall  profitability for the period,  and (2)
individual achievement and contribution.

     Portfolio manager compensation takes into account, among other factors, the overall  performance of all accounts for which the manager  provides  investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular  accounts and do not receive  compensation from accounts charging  performance-based  fees.  Exceptional  individual efforts are rewarded  through salary  readjustments  and greater  participation in the bonus pool.  Portfolio  manager  compensation  comes solely from Marsico  Capital.  In addition to his salary and bonus,  Mr. Marsico may  participate in other Marsico
Capital  benefits  to the same  extent  and on the same  basis as other  Marsico
Capital employees.

     Marsico  Capital does not tie portfolio  manager  compensation  to specific levels of performance relative to fixed benchmarks.  Although performance may be a  relevant  consideration,  to  encourage  a  long-term  horizon  for  managing portfolios,  Marsico Capital  evaluates a portfolio  manager's  performance over periods  longer  than the  immediate  compensation  period,  and may  consider a variety of measures such as the  performance  of  unaffiliated  portfolios  with similar strategies and other measurements. Other factors that may be significant in determining  portfolio  manager  compensation  include,  without  limitation, effectiveness of the manager's  leadership within Marsico  Capital's  investment
team,   contributions  to  Marsico  Capital's  overall   performance,   discrete
securities  analysis,  idea  generation,  ability  to  support  and train  other analysts, and other considerations

T. Rowe Price
     Portfolio manager compensation  consists primarily of a base salary, a cash bonus,  and an equity incentive that usually comes in the form of a stock option grant.  Occasionally,  portfolio  managers  will  also have the  opportunity  to participate in venture  capital  partnerships.  Compensation  is variable and is determined based on the following factors.

     Investment performance over one-, three-, five-, and 10-year periods is the most  important  input.  We evaluate  performance  in  absolute,  relative,  and risk-adjusted  terms.  Relative  performance and  risk-adjusted  performance are determined  with  reference  to the  broad  based  index  (ex.  S&P  500) and an applicable Lipper index (ex. Large-Cap

                                       56

Growth),  though other  benchmarks may be used as well.  Investment  results are also compared to comparably managed funds of competitive  investment  management firms.

     Performance is primarily measured on a pre-tax basis though  tax-efficiency is  considered  and is  especially  important  for tax  efficient  funds.  It is important to note that compensation is viewed with a long term time horizon. The more consistent a manager's  performance  over time, the higher the compensation opportunity.  The increase or decrease in a fund's assets due to the purchase or sale of fund shares is not considered a material factor.

     Contribution   to  our   overall   investment   process  is  an   important
consideration  as well.  Sharing ideas with other  portfolio  managers,  working effectively  with and mentoring our younger  analysts,  and being good corporate citizens  are  important  components  of our long term  success  and are  highly valued.

     All employees of T. Rowe Price,  including portfolio managers,  participate in a 401(k) plan  sponsored by T. Rowe Price Group.  In addition,  all employees are eligible to purchase T. Rowe Price common  stock  through an employee  stock
purchase  plan  that  features  a  limited  corporate   matching   contribution.
Eligibility for and participation in these plans is on the same basis as for all employees.  Finally,  all vice presidents of T. Rowe Price Group,  including all
portfolio  managers,   receive   supplemental   medical/hospital   reimbursement
benefits.

     This  compensation  structure  is used for all  portfolios  managed  by the portfolio manager.

2.   Large Cap Value Fund:

TCW
     The overall objective of the compensation program for portfolio managers is for the Advisor to attract what it  considers  competent  and expert  investment professionals  and to retain them over the long-term.  Compensation is comprised of several  components  which,  in the  aggregate  are designed to achieve these objectives and to reward the portfolio  managers for their  contribution  to the success of their clients and the Advisor and its affiliates within The TCW Group
(collectively,  "TCW"). Portfolio managers are compensated through a combination of base salary, profit sharing based compensation ("profit sharing"),  bonus and equity incentive participation in the Advisor's immediate parent, The TCW Group,
Inc. and/or ultimate parent,  Societe  Generale  ("equity  incentives").  Profit sharing  and  equity  incentives  generally  represent  most  of  the  portfolio managers'  compensation.  In some cases,  portfolio  managers  are  eligible for discretionary bonuses.

     Salary.  Salary is agreed to with  managers  at time of  employment  and is reviewed from time to time. It does not change  significantly and often does not constitute a significant part of the portfolio manager's compensation.

     Profit  Sharing.  Profit  sharing  is  linked  quantitatively  to  a  fixed percentage of income  relating to accounts in the  investment  strategy area for which the  portfolio  managers are  responsible  and is paid  quarterly.  Profit sharing may be determined  on a gross basis,  without the deduction of expenses;
in most cases,  revenues are allocated to a pool and profit sharing compensation is paid out after the deduction of group expenses. The profit sharing percentage used to compensate a portfolio  manager for  management of the Fund is generally the same as that used to  compensate  them for all other  client  accounts  they manage  in  the  same  strategy  for  TCW,  with  limited  exceptions  involving grandfathered  accounts  (accounts  that become clients of TCW before or after a specified  date or former  clients of a manager  that  joined  TCW from  another firm),  firm capital of TCW or accounts sourced through a distinct  distribution channel.  Income  included in a profit  sharing pool will relate to the products managed by the portfolio  manager.  In some cases,  the pool  includes  revenues related  to more than one equity or fixed  income  product  where the  portfolio managers work together as a team, in which case each  participant in the pool is entitled to profit sharing  derived from all the included  products.  In certain cases,  a portfolio  manager may also  participate in a profit sharing pool that includes revenues from products besides the strategies offered in the TCW Funds, including  alternative  investment  products (as described below); the portfolio manger would be entitled to participate in such pool where he or she supervises, is involved in the management of, or is associated  with a group,  other members of which manage,  such products.  Profit sharing  arrangements are generally the result of  agreement  between the  portfolio  manager and TCW,  although in some cases they may be discretionary based on supervisor allocation.

     In some cases,  the profit sharing  percentage is subject to increase based on the  relative  pre-tax  performance  of  the  investment  strategy  composite returns, net of fees and expenses, to that of the benchmark.  The measurement of performance  relative to the  benchmark  can be based on single year or multiple year metrics, or a combination thereof. The benchmark used

                                       57

is the one  associated  with  the  Fund  managed  by the  portfolio  manager  as disclosed  in the  prospectus,  except in the case of the Growth  Insights  Fund where profit sharing of managers is tied to the full menu of TCW-managed  equity products that  outperform  their  associated  benchmarks.  Benchmarks  vary from strategy to strategy but, within a given strategy, the same benchmark applies to all  accounts,  including  the Funds.  In the case of the  Equities  and Focused
Equities Funds, which have two benchmarks, the Russell 1000 Value is used.

     Certain  accounts  of TCW  (but  not  the  Funds)  have a  performance  (or incentive)  fee in  addition  to or in lieu of an  asset-based  fee.  For  these accounts,  the profit  sharing pool from which the  portfolio  managers'  profit sharing  compensation is paid will include the performance  fees. For investment strategies  investing in  marketable  securities  such as those  employed in the
Funds,  the performance fee normally  consists of an increased  asset-based fee, the  increased  percentage  of which is tied to the  performance  of the account relative to a benchmark (usually the benchmark associated with the strategy). In these marketable  securities  strategies,  the profit sharing percentage applied relative to performance  fees is generally the same as it is for the asset-based fees  chargeable to the Fund. In the case of alternative  investment  strategies and TCW's  "alpha"  strategies"  ,  performance  fees are  based on the  account achieving net gains over a specified rate of return to the account or to a class of  securities  in  the  account.  Profit  sharing  for  alternative  investment strategies may also include  structuring or transaction fees. "Alpha strategies"
are those in which  the  strategy  seeks to  provide  incremental  risk-adjusted return  relative  to a LIBOR  rate of return  through  alpha and beta  isolation
techniques,   that  include  the  use  of  options,   forwards  and   derivative
instruments.  "Alternative investment strategies" include (a) mezzanine or other forms of privately  placed  financing,  distressed  investing,  private  equity, project finance, real estate investments,  leveraged strategies (including short sales) and other similar  strategies not employed by the Funds or (b) strategies employed  by the  Funds  that  are  offered  in  structured  vehicles,  such  as collateralized loan obligations or collateralized debt obligations or in private funds (sometimes referred to as hedge funds). In the case of certain alternative investment  products  in which a  portfolio  manager  may be  entitled to profit sharing compensation,  the profit sharing percentage for performance fees may be lower or higher than the percentage applicable to the asset-based fees.

     Discretionary  Bonus/Guaranteed Minimums. In general, portfolio managers do not  receive  discretionary  bonuses.  However,  in some cases  where  portfolio managers do not receive  profit  sharing or where the company has determined the combination  of salary and profit  sharing does not  adequately  compensate  the portfolio manager,  discretionary  bonuses may be paid by TCW. Also, pursuant to contractual arrangements, some portfolio managers may be entitled to a mandatory bonus  if the sum of their  salary  and  profit  sharing  does not meet  certain minimum thresholds.

     Equity Incentives.  All portfolio managers participate in equity incentives based on overall  firm  performance  of TCW and its  affiliates,  through  stock ownership or  participation in stock option or stock  appreciation  plans of TCW and/or  Societe  Generale.  The TCW 2001 and 2005 TCW Stock Option Plans provide eligible  portfolio  managers the  opportunity  to  participate  in an effective economic  interest in TCW, the value of which is tied to TCW's annual  financial performance as a whole.  Participation is generally determined in the discretion of  TCW,  taking  into  account  factors  relevant  to the  portfolio  manager's contribution to the success of TCW. Portfolio managers  participating in the TCW
2001 or 2005 TCW Stock Option Plan will also  generally  participate  in Societe
Generale's Stock Option Plan which grants options on its common stock, the value of which may be  realized  after  certain  vesting  requirements  are met.  Some portfolio  managers are direct  stockholders of TCW and/or Societe Generale,  as well.

     Other  Plans  and  Compensation  Vehicles.   Portfolio  managers  may  also
participate  in a deferred  compensation  plan that is generally  available to a wide-range of officers of TCW, the purpose of which is to allow the  participant to defer  portions  of income  to a later  date  while  accruing  earnings  on a tax-deferred basis based on performance of TCW-managed  products selected by the participant.  Portfolio  managers may also elect to  participate in TCW's 401(k)
plan,  to which  they may  contribute  a  portion  of  their  pre- and  post-tax compensation to the plan for investment on a tax-deferred basis.

     Following the sale of TCW to Societe Generale in 2001, a retention plan was put in place in which  most  portfolio  managers  then at TCW were  entitled  to participate.  The retention plan provides for payout of fixed bonus compensation to participants at various milestones over the course of five years, the last of which will be paid in February 2007.

MFS

     Compensation. Portfolio Manager total cash compensation is a combination of base salary and performance bonus.

                                       58

     Base Salary - Base salary  represents  a smaller  percentage  of  portfolio manager  total  cash  compensation  (generally  below  33%) than  incentive compensation.

     Performance Bonus - Generally, incentive compensation represents a majority of portfolio  manager total cash  compensation.  The  performance  bonus is based on a combination of quantitative and qualitative  factors,  with more weight  given to the former  (generally  over 60%) and less weight given to the latter.

     The  quantitative  portion  is based on pre-tax  performance  of all of the accounts managed by the portfolio  manager (which includes the Fund and any other accounts  managed by the portfolio  manager) over a one-,  three- and five-year  period  relative to the  appropriate  Lipper peer group universe and/or one of the benchmark  indices with respect to each account.  Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods  (adjusted as appropriate  if the portfolio  manager has served for shorter periods).

     The qualitative  portion is based on the results of an annual internal peer review  process  (conducted  by  other  portfolio  managers,  analysts  and
     traders)  and  management's   assessment  of  overall   portfolio   manager
     contributions to investor  relations and the investment  process  (distinct from fund and other account performance).

     Portfolio   managers  also  typically   benefit  from  the  opportunity  to
participate in the MFS Equity Plan.  Equity  interests and/or options to acquire equity  interests in MFS or its parent company are awarded by  management,  on a discretionary  basis,  taking into account  tenure at MFS,  contribution  to the investment process and other factors.

     Finally,  portfolio managers are provided with a benefits package including a defined  contribution  plan,  health coverage and other  insurance,  which are available  to  other  employees  of  MFS on  substantially  similar  terms.  The percentage  such  benefits  represent of any  portfolio  manager's  compensation depends  upon the length of the  individual's  tenure at MFS and salary level as well as other factors.

3.       Small-Mid Cap Growth Fund:

Columbia WAM
     As of December 31, 2006, the portfolio manager of the Optimum Small-Mid Cap
Growth Fund, Robert A. Mohn,  receives all of his compensation from Columbia WAM and its parent company. Mr. Mohn receives compensation in the form of salary and bonus.  Portfolio manager compensation is variable and is based on both security analysis  and  portfolio  management  skill,  as  reflected  through  investment performance.  Security  analysis  performance  is evaluated  based on investment results  versus  benchmarks  of assigned  coverage  areas,  industry and country weighting recommendations,  achievement of industry and country weighting change mandates, the attainment of consistency across accounts, the magnitude of assets managed and the number of new investment ideas generated.  Portfolio  management performance  is  gauged on the  pre-tax  total  return of each Fund as  measured against the performance of its benchmark index as well as its Lipper peer group.
For portfolio  managers that manage multiple funds, the performance of each fund is  weighted by asset size so that the  performance  of a larger fund bears more importance on a portfolio manager's compensation than a smaller fund.

     Other factors used to determine portfolio manager  compensation include the manager's  business  building efforts and governance and  citizenship.  The same factors  and  approach  are  applied to a portfolio  manager's  management  of a separate  account.  Further,  salary and bonus  amounts  were also  impacted  by
Columbia  WAM's  income  growth,  revenue  growth  and  growth of  assets  under management.  Base  salary  amounts are  determined  according  to multiple  year performance,  whereas  bonus  amounts are  determined  largely  according to the manager's current year performance.  Portfolio Manager compensation is not based on sales or promotional  efforts organized by the Funds' intermediary and retail sales channels.

     Additional factors used to determine Mr. Mohn's  compensation is determined based on his  responsibilities  as the director of domestic research at Columbia
WAM.

Oberweis

                                       69

     Oberweis  offers  its  professionals  a  competitive  compensation  package consisting of a base, an incentive-based  fee, and equity ownership.  Typically, the base comprises the smallest component of the overall  compensation  package.
Incentive  fees are based on rolling 1-year and 3-year  returns,  with a heavier weighting on 3-year  returns.  Most of the  incentive  reward is  quantitatively defined in advance,  divided  between  relative team  performance and individual performance.  To ensure  long-term  commitment,  all senior  executives  and key investment  professionals  are also equity  investors in Oberweis.  By linking a significant portion of portfolio management's  compensation to equity ownership, the Oberweis  management team encourages its professionals to adopt a long-term, team-oriented  focus toward  superior  investment  management  with  significant long-term  upside reward  potential.  The  opportunity to own an equity stake in
Oberweis  has been highly  effective in  attracting  and  retaining  outstanding
executives   with   a   long-term,    team-oriented   perspective.    Oberweis's
employee-owners  are offered equity  ownership at book value and are required to sell  their  equity  ownership  at book value in the event that they leave for a competitor.

     Oberweis's   product   offering   is   exceptionally   specialized.    Such
specialization  tends to attract  professionals  passionate about and experts in
Oberweis's  area of expertise,  namely  high-growth  small-cap  emerging  growth stocks.  The attraction is akin to the manner in which a major  university  with elite,  specialized research tends to attract faculty with specialized skills in the same area.

4.   Small-Mid Cap Value Fund:

H&W
     Portfolio  Managers of the Fund are  supported by the full research team of
H&W. Compensation is used to reward,  attract and retain high quality investment professionals.  An investment  professional,  such as a Portfolio Manager, has a base salary and is eligible for an annual bonus.  Some  Portfolio  Managers also are involved in client servicing, marketing and in the general management of H&W and are  evaluated  and  compensated  based on these  functions as well as their investment management activities.

     H&W believes  consistent  execution  of the  proprietary  research  process results in superior,  risk-adjusted  portfolio returns. It is the quality of the investment  professional's execution of this process rather than the performance
of  particular  securities  that  is  evaluated  in  determining   compensation.
Compensation  likewise  is not  tied to  performance  of the  Fund  or  separate accounts,  of specific industries within the Fund or separate accounts or to any type of asset or revenue  related  objective,  other than to the extent that the overall  revenues  of H&W  attributable  to such  factors may affect the size of
H&W's overall bonus pool.

     Bonuses and salaries for  investment  professionals  are  determined by the
Chief Executive Officer of H&W using annual evaluations,  compensation  surveys, feedback  from other  employees  and  advice  from  members  of H&W's  Executive
Committee and H&W's Compensation  Committee.  The amount of the bonus usually is shaped by the total amount of H&W's bonus pool available for the year,  which is generally a function of net income,  but no investment  professional  receives a bonus that is a pre-determined percentage of net income.

     Each of the  Portfolio  Managers  owns equity in H&W. H&W believes that the ownership  structure of the firm is a significant factor in ensuring a motivated and stable employee base.

Delafield
     Mr. Delafield's and Mr. Sellecchia's  compensation in connection with their management of the Fund and other accounts includes the following components: (1)
base salary,  (2) profit  interest in the  Delafield  Asset  Management  ("DAM")
division of the Manager,  (3) incentive bonus, and (4) unit appreciation  rights
(defined below).

Base Salary:

     Mr.  Delafield and Mr.  Sellecchia each receive a fixed annual base salary.
Base  salary  amounts  are  determined  by  the  compensation  committee  of the
Manager's  parent  company,   IXIS  Asset  Management  U.S.  Group,   L.P.  (the
"Compensation   Committee")  based  upon  a  number  of  factors  including  the employee's experience, overall performance, responsibilities and the competitive market place.

Delafield Asset Management Profit Interest:

                                       60

     Each Portfolio Manager receives a fixed percentage of the profits generated on an annual  basis by DAM.  DAM's income and profits  consist  primarily of the fees that it receives for managing  discretionary  equity assets for  individual and institutional clients, including the Fund.

Incentive Bonus:

     Each  Portfolio  Manager  receives an annual  incentive  bonus  ("Incentive
Bonus") that is determined  solely at the discretion of the Manager.  The Fund's performance does not affect the Incentive Bonuses.

Unit Appreciation Rights:

     Each Portfolio Manager receives unit appreciation rights ("UARs") under the
Manager's  parent  company  Long-Term  Incentive  Plan  ("LTIP").  A  UAR  is  a
hypothetical  equity interest in IXIS Asset Management US Group,  L.P. The value of a UAR will  generally  rise based on the financial  performance of IXIS Asset
Management  US Group,  L.P.  The  number of UARs  granted is  determined  by the
Compensation  Committee of the Manager on an annual basis. Mr. Delafield and Mr.
Sellecchia  participate in the LTIP on the same terms as  non-portfolio  manager employees  and the  number  of UARs  granted  to each of Mr.  Delafield  and Mr.
Sellecchia is not directly related to investment performance.

Killen

     Compensation for portfolio  managers  includes a fixed salary plus a profit sharing program. Profit sharing is based upon the profitability of Killen, which is, in part,  dependent  upon the value of the total  assets  under  management.
Killen offers a 401(k) plan whereby  portfolio  managers may elect to contribute up to the legal limit and contributions are matched up to a fixed limit.

5.   International Fund:

Mondrian

     Mondrian  has the  following  programs  in place to retain  key  investment staff:

     Competitive  Salary.  All investment  professionals  are remunerated with a competitive base salary.

     Profit Sharing Bonus Pool. All Mondrian staff, including portfolio managers and senior officers,  qualify for participation in an annual profit sharing pool  determined  by  the  company's  profitability  (approximately  30% of profits).

     Equity Ownership.  Mondrian is majority management owned. A high proportion of senior  Mondrian  staff  (investment  professionals  and  other  support functions) are shareholders in the business.

     Incentives  (Bonus and Equity  Programs) focus on the key areas of research quality,  long-term and  short-term  performance,  teamwork,  client service and marketing. As an individual's ability to influence these factors depends on that individual's  position  and  seniority  within the firm,  so the  allocation  of participation in these programs will reflect this.

     At Mondrian,  the  investment  management of  particular  portfolios is not
"star  manager"  based  but  uses a team  system.  This  means  that  Mondrian's investment  professionals  are primarily  assessed on their  contribution to the team's effort and results,  though with an important element of their assessment being focused on the quality of their individual research contribution.

     Compensation  Committee.  In  determining  the amount of bonuses and equity awarded,  Mondrian's Board of Directors consults with the company's Compensation
Committee,  who will make recommendations based on a number of factors including investment research,  organization  management,  team work, client servicing and marketing.

     Defined  Contribution  Pension Plan. All portfolio  managers are members of the Mondrian  defined  contribution  pension plan where  Mondrian pays a regular monthly contribution and the member may pay additional  voluntary  contributions if they wish. The Plan is governed by Trustees who have  responsibility  for the trust fund and payments of

                                       61

benefits to members. In addition,  the Plan provides death benefits for death in service and a spouse's or dependant's pension may also be payable.

AllianceBernstein
     AllianceBernstein's  compensation  program for investment  professionals is designed  to be  competitive  and  effective  in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate  long-term  investment  success for our clients,  including shareholders of the AllianceBernstein  Mutual Funds.
Investment  professionals do not receive any direct  compensation based upon the investment  returns of any individual  client account,  nor is compensation tied directly  to the  level or  change  in the  level of  assets  under  management.
Investment professionals' annual compensation is comprised of the following:

     (i)  Fixed  base  salary:   This  is  generally  the  smallest  portion  of
     compensation.  The base salary is a relatively  low,  fixed salary within a similar  range  for  all  investment  professionals.  The  base  salary  is determined at the outset of employment  based on level of experience,  does not change  significantly from year to year, and hence, is not particularly sensitive to performance.

     (ii)  Discretionary  incentive  compensation  in the form of an annual cash bonus:  AllianceBernstein's  overall  profitability  determines  the  total amount of incentive  compensation  available to  investment  professionals.
     This  portion  of   compensation  is  determined   subjectively   based  on
     qualitative and  quantitative  factors.  In evaluating this component of an investment  professional's  compensation,  AllianceBernstein  considers the contribution  to his/her  team or  discipline  as it relates to that team's overall contribution to the long-term investment success,  business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor  or peer  group  funds or  similar  styles of  investments,  and appropriate,  broad-based or specific market  indices),  and consistency of performance.  There are no specific formulas used to determine this part of an investment professional's  compensation and the compensation is not tied to any pre-determined or specified level of performance.  AllianceBernstein also  considers  qualitative  factors  such as the  complexity  and risk of investment  strategies  involved in the style or type of assets  managed by the  investment  professional;  success of  marketing/business  development efforts and client  servicing;  seniority/length  of service with the firm;
     management   and   supervisory   responsibilities;   and   fulfillment   of
     AllianceBernstein's leadership criteria.

     (iii)  Discretionary  incentive  compensation  in the form of awards  under
     AllianceBernstein's   Partners   Compensation  Plan  ("deferred   awards"):
     AllianceBernstein's  overall  profitability  determines the total amount of deferred awards available to investment professionals.  The deferred awards are allocated among investment  professionals  based on criteria similar to those used to determine  the annual cash bonus.  There is no fixed  formula for determining these amounts. Deferred awards, for which there are various investment  options,  vest  over  a  four-year  period  and  are  generally forfeited if the employee resigns or  AllianceBernstein  terminates his/her employment.  Investment options under the deferred awards plan include many
     of  the  same  AllianceBernstein   Mutual  Funds  offered  to  mutual  fund
     investors,  thereby  creating  a  close  alignment  between  the  financial interests of the investment  professionals and those of AllianceBernstein's clients and mutual fund  shareholders  with respect to the  performance  of
     those  mutual  funds.   AllianceBernstein   also  permits   deferred  award
     recipients  to  allocate  up to  50%  of  their  award  to  investments  in
     AllianceBernstein's publicly traded equity securities.

     (iv) Contributions under  AllianceBernstein's  Profit  Sharing/401(k) Plan:
     The contributions are based on  AllianceBernstein's  overall profitability.
     The amount and allocation of the  contributions  are determined at the sole discretion of AllianceBernstein.

6.   Fixed Income Fund:

The Manager
     Base Salary:  Each named  portfolio  manager  receives a fixed base salary.
Salaries are  determined  by a  comparison  to industry  data  prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

     Bonus:

                                       62

     1.    Messrs. Early and Mostrowski

     Due to transitioning of responsibilities  of these managers,  the managers'
bonuses for the past year were guaranteed.  It is anticipated that going forward an objective  component will be added that is reflective of account  performance relative to an appropriate peer group or database.

     2     Messrs. Chow, Perkins, Chen, and Grillo

     Each portfolio  manager is eligible to receive an annual cash bonus,  which is based on quantitative  and qualitative  factors.  There is one pool for bonus payments  for the  fixed  income  department.  The  amount of the pool for bonus payments  is first  determined  by  mathematical  equation  based on all  assets managed (including investment companies,  insurance product-related accounts and other separate  accounts),  management fees and related expenses (including fund waiver  expenses) for registered  investment  companies,  pooled  vehicles,  and managed separate  accounts.  Generally,  50%-70% of the bonus is  quantitatively determined. For more senior portfolio managers, a higher percentage of the bonus
is  quantitatively   determined.  For  investment  companies,  each  manager  is compensated  according  the Fund's  Lipper  peer group  percentile  ranking on a one-year and three-year basis,  equally weighted.  For managed separate accounts the portfolio  managers are  compensated  according to the composite  percentile ranking against the Frank Russell and Callan Associates  databases on a one-year and three-year basis, with three-year  performance more heavily weighted.  There is no objective  award for a fund that falls below the 50th  percentile over the three-year  period.  There is a sliding scale for investment  companies that are ranked above the 50th percentile.  The remaining 30%-50% portion of the bonus is discretionary  as  determined  by Delaware  Investments  and takes into  account subjective factors.

     Deferred  Compensation:   Each  named  portfolio  manager  is  eligible  to
participate in the Lincoln National Corporation  Executive Deferred Compensation
Plan,  which is available  to all  employees  whose income  exceeds a designated threshold.  The Plan is a non-qualified unfunded deferred compensation plan that permits participating  employees to defer the receipt of a portion of their cash compensation.

     Stock Option Incentive  Plan/Equity  Compensation Plan:  Portfolio managers may be awarded options,  stock appreciation rights,  restricted stock awards and restricted  stock units  relating to the  underlying  shares of common  stock of
Delaware  Investments  U.S.,  Inc.  pursuant  to the  terms of the  Amended  and
Restated  Delaware  Investments  U.S.,  Inc.  Incentive  Compensation  Plan.  In
addition,   certain   managers  may  be  awarded   restricted  stock  units,  or
"performance  shares," in Lincoln  National  Corporation.  Delaware  Investments
U.S.,  Inc., is an indirect  subsidiary of Delaware  Management  Holdings,  Inc.
Delaware  Management  Holdings,  Inc.,  is  in  turn  a  indirect,  wholly-owned subsidiary of Lincoln National Corporation.

     The  Amended  and  Restated  Delaware   Investments  U.S.,  Inc.  Incentive
Compensation  Plan was established in 2001 in order to provide certain employees of the Manager  with a more direct means of  participating  in the growth of the
Manager.  Under the  terms of the  plan,  stock  options  typically  vest in 25%
increments on a four-year  schedule and expire 10 years after issuance.  Subject to the  terms  of  the  plan,  restricted  stock  units  typically  vest  in 25%
increments on a four-year  schedule,  and shares of common stock  underlying the restricted  stock awards will be issued after vesting.  Awards are granted under the plan from time to time by the  investment  manager  in its full  discretion.
Awards may be based in part on seniority. The fair market value of the shares of
Delaware  Investments  U.S.,  Inc., is normally  determined as of each March 31,
June 30,  September 30, and December 31. Shares issued upon the exercise of such options or vesting of restricted stock units must be held for six months and one day,  after  which time the  shareholder  may put them back to the issuer or the shares may be called back from the  shareholder  from time to time,  as the case may be.

     Portfolio managers who do not participate in the Delaware Investments U.S.,
Inc.  Stock  Option Plan are  eligible to  participate  in  Lincoln's  Long-Term
Incentive Plan,  which is designed to provide a long-term  incentive to officers of  Lincoln.  Under the plan,  a  specified  number of  performance  shares  are allocated  to each unit and are awarded to  participants  in the  discretion  of their managers in accordance with  recommended  targets related to the number of employees  in a unit that may  receive  an award and the  number of shares to be awarded.  The performance  shares have a three year vesting schedule and, at the end of the three years,  the actual  number of shares  distributed  to those who received

                                       63

awards may be equal to,  greater than or less than the amount of the award based
on  Lincoln's   achievement   of  certain   performance   goals  relative  to  a
pre-determined peer group.

     Other  Compensation:  Portfolio  managers may also  participate  in benefit plans and programs available generally to all employees.

TCW
     See the discussion under "Large Cap Growth Fund" above.

D.   Ownership of Shares
     As of March 31, 2008, none of Funds' portfolio managers owned the shares of the Funds.

--------------------------------------------------------------------------------
                         TRADING PRACTICES AND BROKERAGE
--------------------------------------------------------------------------------

     Portfolio  transactions  are  executed  by the  Manager  or the  respective
Sub-Adviser,  as  appropriate,  on behalf of each  Fund in  accordance  with the standards described below.

     The Manager or the respective Sub-Adviser selects broker/dealers to execute transactions  on  behalf  of the  Fund  for the  purchase  or sale of  portfolio securities on the basis of the  Manager's or the  respective  Sub-Adviser's,  as appropriate,  judgment of their professional  capability to provide the service.
The  primary  consideration  in  selecting   broker/dealers  is  to  seek  those
broker/dealers  who will provide best  execution for the Funds.  Best  execution refers to many factors, including the price paid or received for a security, the
commission   charged,   the  promptness  and   reliability  of  execution,   the
confidentiality and placement accorded the order and other factors affecting the overall  benefit  obtained  by the  account on the  transaction.  Each Fund pays reasonably  competitive  brokerage  commission rates based upon the professional knowledge of the Manager's or the respective Sub-Adviser's trading department as to rates paid and charged for similar  transactions  throughout  the  securities industry.  In some instances,  a Fund may pay a minimal share  transaction  cost when the transaction  presents no difficulty.  Fixed income trades are made on a net basis  where  securities  are either  bought or sold  directly  from or to a broker/dealer.  In these instances,  there is no direct commission charged,  but there is a spread (the difference between the buy and sell price),  which is the equivalent of a commission.

     Portfolio  transactions for certain of the Funds may be effected in foreign markets that may not allow  negotiation  of commissions or where it is customary to pay fixed rates.

     During the fiscal years ended March 31, 2008, 2007, and 2006, the aggregate dollar amounts of brokerage commissions paid by each Fund were as follows:

--------------------------- -------------- ------------------ ------------------------
Fund                            2008             2007                  2006
--------------------------- -------------- ------------------ ------------------------
Optimum Large Cap Growth                       $468,018
Fund                                                                 $499,558
--------------------------- -------------- ------------------ ------------------------
Optimum Large Cap Value
Fund                                           $472,461              $698,201
--------------------------- -------------- ------------------ ------------------------
Optimum Small-Mid Cap
Growth Fund                                    $139,037              $133,904
--------------------------- -------------- ------------------ ------------------------
Optimum Small-Mid Cap                                                $118,473
Value Fund                                     $175,270
--------------------------- -------------- ------------------ ------------------------
Optimum International Fund
                                               $104,810              $301,783
--------------------------- -------------- ------------------ ------------------------
Optimum Fixed Income Fund                       $24,139
                                                                      $43,404
--------------------------------------------------------------------------------------

                                       64

     The  following   Sub-Advisers  effected  Fund  transactions  through  their affiliated  brokers.  For the last  fiscal  year,  the  aggregate  amount of all commissions  for  transaction  effected  through  the  affiliated  brokers,  the percentage such amount represented all commissions generated by the Sub-Advisers directed  transactions,  and the percentage of all transactions effected through the affiliated brokers are disclosed below.

         2008
         [UPDATE]
------------------------------ ------------------------ --------------- ------------------ -----------------
                                                                                               Percent Of
                                                                                               Aggregate
                                                           Aggregate       Percent Of          Amount Of
                                                           Amount Of        Aggregate         Transactions
                                                          Commissions      Commissions         Effected
                                                           Paid To An       Paid To An          Through
                                   Name Of Affiliated      Affiliated       Affiliated         Affiliated
Fund/Sub-Adviser                           Broker            Broker           Broker             Broker
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Killen
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Delafield
------------------------------ ------------------------ --------------- ------------------ -----------------

         2007

------------------------------ ------------------------ --------------- ------------------ -----------------
                                                                                               Percent Of
                                                                                               Aggregate
                                                           Aggregate       Percent Of          Amount Of
                                                           Amount Of        Aggregate         Transactions
                                                          Commissions      Commissions         Effected
                                                           Paid To An       Paid To An          Through
                                   Name Of Affiliated      Affiliated       Affiliated         Affiliated
Fund/Sub-Adviser                           Broker            Broker           Broker             Broker
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Killen      Berwyn Financial Svcs.      $11,417            32.6%             32.3%
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Delafield   Reich & Tang                $13,558            12.2%             23.1%
                               Distributors, Inc.
------------------------------ ------------------------ --------------- ------------------ -----------------

         2006

------------------------------ ------------------------ --------------- ------------------ -----------------
                                                                                               Percent Of
                                                                                               Aggregate
                                                           Aggregate       Percent Of          Amount Of
                                                           Amount Of        Aggregate         Transactions
                                                          Commissions      Commissions         Effected
                                                           Paid To An       Paid To An          Through
                                   Name Of Affiliated      Affiliated       Affiliated         Affiliated
Fund/Sub-Adviser                           Broker            Broker           Broker             Broker
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Killen      Berwyn Financial Svcs.       $4,252            32.0%             31.5%
------------------------------ ------------------------ --------------- ------------------ -----------------
Small-Mid Cap Fund/Delafield   Reich & Tang                $46,359            83.1%             87.8%
                               Distributors, Inc.
------------------------------ ------------------------ --------------- ------------------ -----------------

     The  Manager  or   Sub-Advisers   may   allocate   brokerage   business  to
broker/dealers who provide brokerage and research  services.  These services may include advice,  either directly or through publications or writings,  as to the value of securities,  the  advisability  of investing in,  purchasing or selling securities,  and the  availability  of  securities  or  purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries;  providing information on economic factors and trends;  assisting in determining portfolio strategy; providing computer software and hardware used in security analyses;  and providing portfolio performance evaluation and technical market  analyses.  Such  services  are used by the manager or a  sub-adviser  in connection  with its investment  decision-making  process with respect to one or more Funds and accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or account generating the brokerage.

                                       65

     As provided in the 1934 Act, as amended,  and the Management  Agreement and
Sub-Advisory  Agreements,  higher  commissions  are  permitted  to  be  paid  to
broker/dealers   who  provide   brokerage   and   research   services   than  to
broker/dealers who do not provide such services,  if such higher commissions are deemed  reasonable  in  relation  to the  value of the  brokerage  and  research services provided.  Although transactions directed to broker/dealers who provide such  brokerage  and research  services  may result in the Funds  paying  higher commissions,  the Manager and Sub-Advisers  believe that the commissions paid to such  broker/dealers are not, in general,  higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable  in  relation to the value of the  brokerage  and  research  services provided.  In some  instances,  services  may be  provided  to the  Manager or a
Sub-Adviser that constitute in some part brokerage and research services used by the Manager or  Sub-Adviser in connection  with its  investment  decision-making process, and constitute in some part services used by the Manager or Sub-Adviser in  connection  with  administrative  or  other  functions  not  related  to its investment  decision-making  process.  In such cases, the Manager or Sub-Adviser will make a good faith  allocation of brokerage  and research  services and will pay out of its own resources for services used by the manager or  sub-adviser in connection with  administrative or other functions not related to its investment decision-making process.

     During  the fiscal  year ended  March 31,  2008,  the Funds paid  brokerage commissions  in the  amounts  indicated  below to  broker/dealers  who  provided brokerage and research services:

[UPDATE]
-------------------------------------- -----------------------------
                                                Brokerage
                                          Commissions Directed
                                           For Brokerage And
Fund                                       Research Services
-------------------------------------- -----------------------------
Optimum Large Cap Growth Fund
-------------------------------------- -----------------------------
Optimum Large Cap Value Fund
-------------------------------------- -----------------------------
Optimum Small-Mid Cap Growth Fund
-------------------------------------- -----------------------------
Optimum Small-Mid Cap Value Fund
-------------------------------------- -----------------------------
Optimum International Fund
-------------------------------------- -----------------------------
Optimum Fixed Income Fund
-------------------------------------- -----------------------------

     As of March 31, 2008, the following  Funds held securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act:

------------------------------------ -------------------------------
Fund                                    Regular Brokers/Dealers
------------------------------------ -------------------------------
Optimum Large Cap Growth Fund
------------------------------------ -------------------------------
Optimum Large Cap Value Fund
------------------------------------ -------------------------------
Optimum Small-Mid Cap Value Fund
------------------------------------ -------------------------------

     Combined  orders for two or more  accounts or funds engaged in the purchase or sale of the same  security  may be placed if the  judgment is made that joint execution is in the best  interest of each  participant  and will result in best execution.  Transactions  involving  commingled orders are allocated in a manner deemed equitable to each account.  When a combined order is executed in a series of transactions,  at different prices,  each account  participating in the order may be  allocated an average  price  obtained  from the  executing  broker.  The
Manager  or  Sub-Advisers  may  randomly  allocate   purchases  or  sales  among
participating  accounts  when the  amounts  involved  are too small to be evenly proportioned in a cost efficient manner. In performing random  allocations,  the
Manager or  Sub-Advisers  will consider  consistency of strategy  implementation among participating accounts. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts.
Although it is recognized that, in some cases,  joint execution of orders and/or random  allocation of small orders could adversely affect the price or volume of the security that a particular  account may obtain,  the  advantages of combined orders or random  allocation based on size may outweigh the possible  advantages of separate transactions.

                                       66

     Consistent with Financial Industry  Regulatory  Authority  ("FINRA") rules, and subject to seeking best  execution,  the Manager or  Sub-Advisers  may place orders with  broker/dealers  that have agreed to defray  certain Fund  expenses, such as custodian fees.

     In addition,  so long as no fund is disadvantaged,  portfolio  transactions that generate commissions or their equivalent may be allocated to broker/dealers who provide  daily  portfolio  pricing  services  to the Trust.  Subject to best execution,  commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

--------------------------------------------------------------------------------
                                CAPITAL STRUCTURE
--------------------------------------------------------------------------------

Capitalization
     The Trust  currently  has  authorized,  and allocated to each Class of each
Fund, an unlimited  number of shares of  beneficial  interest with no par value.
All  shares  are,  when  issued  in  accordance  with the  Trust's  registration statement (as amended from time to time),  governing  instruments and applicable law, fully paid and  non-assessable.  Shares do not have preemptive  rights. All shares of each Fund represent an undivided  proportionate interest in the assets of such Fund.  As a general  matter,  shareholders  of the Fund Classes may vote only on matters  affecting their respective  Class,  including the Fund Classes'
Rule 12b-1  Plans that  relate to the Class of shares  that they hold.  However,
Class B Shares may vote on any  proposal to increase  materially  the fees to be paid by a Fund under the Rule 12b-1 Plan relating to such Fund's Class A Shares.
Except for the foregoing,  each share Class has the same voting and other rights and preferences as the other Classes of each Fund. General expenses of the Funds will be  allocated on a pro-rata  basis to the classes  according to asset size, except that  expenses of the Fund  Classes'  Rule 12b-1 Plans will be  allocated solely to those classes.

Non-cumulative Voting
     The Trust's shares have non-cumulative  voting rights, which means that the holders of more than 50% of the shares of the Trust  voting for the  election of
Trustees  can elect all of the  Trustees  if they  choose to do so, and, in such event,  the  holders  of the  remaining  shares  will not be able to  elect  any
Trustees.

--------------------------------------------------------------------------------
                                PURCHASING SHARES
--------------------------------------------------------------------------------

     As of the close of business on July 31,  2007,  the Funds  ceased to permit
new  or  subsequent   investments,   including   investments  through  automatic
investment plans and by qualified retirement plans (such as 401(k) plans, 403(b)
plans,  or 457 plans),  in Class B shares in any of the Funds,  except through a reinvestment  of dividends or capital  gains or  permitted  exchanges.  Existing shareholders  of  Class B  shares  may  continue  to hold  their  Class B share, reinvest dividends into Class B shares, and exchange their Class B shares of one
Fund for Class B shares of another  Fund,  as  permitted  by  existing  exchange privileges.

     For  Class B  shares  outstanding  as of July 31,  2007 and  Class B shares
acquired  upon   reinvestment  of  dividends  or  capital  gains,  all  Class  B attributes,  including the contingent deferred sales charge  ("CDSC")_schedules, conversion to Class A schedule and  distribution  and service (12b-1) fees, will continue in their current form. You will be notified via Supplement if there are any changes to these attributes, sales charges, or fees.

     As of the  close  of  business  July  31,  2007,  the  35-day  reinvestment privilege  described  in  the  Section  entitled  "Purchasing  Shares  -  35-day
Reinvestment Privilege" will no longer apply to Class B shares.

General Information
     Shares of each Fund are offered on a continuous  basis and may be purchased only  through a  securities  dealer  or other  financial  intermediary  that has entered into a Dealer's  Agreement with the Funds' Distributor (a "participating securities dealer or other financial  intermediary").  Participating  securities dealers and other financial  intermediaries  are  responsible  for  transmitting orders  promptly.  The Trust  reserves  the right to  suspend  sales of a Fund's shares,  and reject any order for the purchase of Fund shares if, in the opinion of management, such rejection is in such Fund's best interest.

                                       67

     The minimum initial  investment  generally is $2,500 for Class A Shares and
Class C Shares.  Subsequent purchases of such Classes generally must be at least
$100. The initial and subsequent  investment minimums for Class A Shares will be waived for purchases by officers, trustees/directors and employees of the Funds, the  Manager  or any of the  Manager's  affiliates  if the  purchases  are  made pursuant  to a payroll  deduction  program.  Shares  purchased  pursuant  to the
Uniform Gifts to Minors Act or Uniform  Transfers to Minors Act are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no  minimum  purchase  requirements  for  accounts  opened  under  an  asset allocation  program  established  through a participating  securities  dealer or other financial intermediary. There are no minimum purchase requirements for the
Institutional Class, but certain eligibility requirements must be satisfied.

     For Class C Shares,  each  purchase  must be in an amount that is less than
$1,000,000.  The Funds will reject any purchase  order for more than $100,000 of
Class B Shares and $1,000,000 or more of Class C Shares. An investor should keep in mind that reduced  front-end sales charges apply to investments of $75,000 or more (Large Cap Growth Fund,  Large Cap Value Fund,  Small-Mid  Cap Growth Fund,
Small-Mid  Cap Value Fund,  and  International  Fund) or $100,000 or more (Fixed
Income  Fund) in Class A Shares,  and that Class A Shares  are  subject to lower annual  12b-1 Plan  expenses  than Class B Shares and Class C Shares and are not subject to a CDSC.

     Each Fund also reserves the right, following shareholder  notification,  to charge a service fee on certain  accounts that, as a result of redemption,  have remained below the minimum stated account  balance for a period of three or more
consecutive  months.   Holders  of  such  accounts  may  be  notified  of  their
insufficient  account  balance and  advised  that they have until the end of the current  calendar  quarter to raise their balance to the stated minimum.  If the account has not reached the minimum balance  requirement by that time, the Funds may charge a $9 fee for that quarter and each subsequent  calendar quarter until the  account is brought  up to the  minimum  balance.  The  service  fee will be deducted from the account during the first week of each calendar quarter for the previous  quarter,  and  will be used to help  defray  the  cost of  maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such  assessments.  Fees will not be imposed on accounts  that are held in certain asset allocation  programs  established  through a participating securities dealer or other financial intermediary.

     Each Fund  also  reserves  the  right,  upon 60 days'  written  notice,  to involuntarily  redeem  accounts that remain under the minimum  initial  purchase amount as a result of  redemptions.  An  investor  making  the  minimum  initial investment may be subject to involuntary  redemption without the imposition of a
CDSC if he or she redeems any portion of his or her account.

     Class  A  Shares,   Class  B  Shares,   and  Class  C  Shares  represent  a
proportionate  interest in each Fund's  assets and will receive a  proportionate interest in such Fund's  income,  before  application of any expenses under such
Funds' Rule 12b-1 Plan.

     Certificates  representing  shares  purchased are not issued.  However,  an investor  will have the same rights of ownership  with respect to such shares as if certificates had been issued.

     Accounts  of certain  omnibus  accounts  and  managed  or  asset-allocation programs may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Alternative Purchase Arrangements - Class A and Class C Shares
     The alternative  purchase  arrangements offered for the Fund Classes permit investors to choose the method of  purchasing  shares that is most  suitable for their needs given the amount of their  purchase,  the length of time they expect to  hold  their  shares  and  other  relevant  circumstances.  Investors  should determine whether, given their particular circumstances, it is more advantageous to purchase  Class A Shares and incur a front-end  sales  charge and annual Rule
12b-1 Plan  expenses of up to a maximum of 0.35% of the average daily net assets of Class A Shares,  or to purchase or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment  thereafter  subject to a
CDSC and annual Rule 12b-1 Plan  expenses.  Class C Shares are subject to annual
Rule 12b-1 Plan expenses of up to a maximum of 1.00% (0.25% of which are service fees to be paid to the Distributor,  participating  securities  dealers or other financial  intermediaries  for providing  personal  service  and/or  maintaining shareholder accounts) of average daily net assets of the respective Class. Class
C Shares do not convert to another Class.

                                       68

     The higher Rule 12b-1 Plan expenses on Class C Shares will be offset to the extent a return is realized on the additional money initially  invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition,  the effect of any return earned on such additional money will diminish over time.

     For the  distribution  and related  services  provided to, and the expenses borne on behalf of, the Funds,  the  Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and Rule
12b-1 Plan fees and,  in the case of Class C Shares,  from the  proceeds  of the
Rule 12b-1 Plan fees and, if  applicable,  the CDSC  incurred  upon  redemption.
Participating  securities dealers or other financial  intermediaries may receive different compensation for selling Class A Shares and Class C Shares.  Investors should  understand  that the purpose and function of the  respective  Rule 12b-1
Plans  and the CDSC  applicable  to Class C Shares  are the same as those of the
Rule 12b-1 Plan and the front-end  sales charge  applicable to Class A Shares in that  such  fees  and  charges  are  used to  finance  the  distribution  of the respective Classes.  See "Plans Under Rule 12b-1 for the Fund Classes" below for more information.

     Dividends,  if any, paid on the Fund Classes and Institutional Class Shares will be calculated in the same manner,  at the same time and on the same day and will be in the same amount,  except that the amounts of Rule 12b-1 Plan expenses relating to Class A Shares and Class C Shares will be borne  exclusively by such shares.  See  "Determining  Offering  Price and Net Asset  Value" below for more information.

     Class A Shares: Purchases of $75,000 or more (with respect to the Large Cap
Growth Fund,  Large Cap Value Fund,  Small-Mid  Cap Growth Fund,  Small-Mid  Cap
Value Fund,  and  International  Fund) or $100,000 or more (with  respect to the
Fixed  Income  Fund) of Class A  Shares  at the  offering  price  carry  reduced front-end  sales charges as shown in the table in the Fund Classes'  Prospectus, and may include a series of purchases  over a 13-month  period under a letter of intent  signed by the  purchaser.  See  "Special  Purchase  Features  -- Class A
Shares"  below  for  more  information  on ways in  which  investors  can  avail themselves of reduced front-end sales charges and other purchase features.

     From time to time, the Distributor may re-allow to participating securities dealers or other financial intermediaries the full amount of the front-end sales charge.  The  Distributor  should be contacted for further  information on these requirements  as well as the basis and  circumstances  upon which the additional commission will be paid.  Participating securities dealers may be deemed to have
additional   responsibilities  under  the  securities  laws.  Dealers  or  other financial  intermediaries  who  receive  90% or more of the sales  charge may be deemed to be underwriters under the 1933 Act.

Dealer's Commission - Class A Shares
     Participating  securities dealers or other financial  intermediaries may be eligible for a dealer's  commission in connection  with certain  purchases  made under a letter of intent or pursuant  to an  investor's  right of  accumulation.
Participating  securities  dealers  or  other  financial  intermediaries  should contact the  Distributor  concerning the  applicability  and  calculation of the dealer's commission in the case of combined purchases.

     An exchange  from other Funds will not qualify for payment of the  dealer's commission,  unless  a  dealer's  commission  or  similar  payment  has not been previously  paid on the assets  being  exchanged.  The  schedule and program for payment of the dealer's  commission  are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge Alternative - Class B and Class C Shares
     Proceeds  from the CDSC and the annual Rule 12b-1 Plan fees  applicable  to
Class B and C Shares  are  paid to the  Distributor  and  others  for  providing distribution and related services,  and bearing related expenses,  in connection with the sale of Class B and C Shares.  These payments  support the compensation
paid   to   participating   securities   broker/dealers   or   other   financial
intermediaries for selling Class B and C Shares. Payments to the Distributor and
others  under the Class B and C Rule 12b-1 Plans may be in an amount equal to no more than 1.00%  annually.  The  combination of the CDSC and the proceeds of the
Rule  12b-1  Plans  fees  makes it  possible  for a Fund to sell  Class B Shares without deducting a front-end sales charge at the time of purchase.

     Holders  of  Class B and C  Shares  who  exercise  the  exchange  privilege described below will continue to be subject to the CDSC schedule for Class B and
C Shares described in this Part B, even after the exchange.  See "Redemption and
Exchange" below.

                                       69

Automatic Conversion of Class B Shares
     During the seventh year after  purchase and,  thereafter,  until  converted automatically  into Class A Shares,  Class B Shares will still be subject to the annual Rule 12b-1 Plan  expenses  of up to 1.00% of average  daily net assets of those shares.  At the end of eight years after purchase,  an investor's  Class B
Shares  will be  automatically  converted  into  Class A Shares of a Fund.  Such conversion will constitute a tax-free  exchange for federal income tax purposes.
Investors  should  consult their tax advisers  regarding the state and local tax consequences of the conversion or exchange of classes of shares.  Class A Shares into which Class B Shares will convert are subject to ongoing  annual Rule 12b-1
Plan  expenses  of up to a maximum of 0.30% of average  daily net assets of such shares.

     Conversions  of Class B Shares  into  Class A Shares  will  occur only four times in any calendar year, on the 18th day or next business day of March, June,
September and December  (each, a "Conversion  Date").  A business day is any day that the New York Stock Exchange ("NYSE") is open for business ("Business Day").
If the  eighth  anniversary  after a  purchase  of  Class B  Shares  falls  on a
Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth  anniversary  occurs between  Conversion Dates, an investor's Class B
Shares will be converted  on the next  Conversion  Date after such  anniversary.
Consequently,  if a shareholder's  eighth  anniversary  falls on the day after a
Conversion  Date, that  shareholder will have to hold Class B Shares for as long as three additional  months after the eighth  anniversary of purchase before the shares will automatically convert to Class A Shares.

     Class B Shares acquired  through  reinvestment of dividends will convert to
Class A Shares of a Fund pro rata with  Class B Shares of the Fund not  acquired through dividend reinvestment.

Plans under Rule 12b-1  for the Fund Classes
     Pursuant to Rule 12b-1 under the 1940 Act, each Fund has adopted a separate plan for the Fund Classes (the "Plans").  Each Plan permits the relevant Fund to pay for certain  distribution,  promotional and related expenses involved in the marketing  of only the Class of shares to which the Plan  applies.  The Plans do not apply to Institutional Class Shares of the Funds. Institutional Class shares are not included in  calculating  the Plans' fees, and the Plans are not used to assist in the distribution and marketing of such Shares of the Funds. Holders of
Institutional  Class Shares of the Funds may not vote on matters  affecting  the
Plans.

     The Plans permit the Funds,  pursuant to their Distribution  Agreement,  to pay out of the assets of the Fund Classes  monthly fees to the  Distributor  for its services and expenses in distributing  and promoting sales of shares of such classes. These expenses include, among other things,  preparing and distributing advertisements,  sales  literature,  and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified  periods of time and paying  distribution  and maintenance fees to participating securities  broker/dealers or other financial  intermediaries.  In connection  with the  promotion of shares of the Fund Classes,  the  Distributor may, from time to time,  pay to  participate  in  dealer-sponsored  seminars and conferences,  and reimburse  dealers for expenses  incurred in  connection  with pre-approved seminars,  conferences and advertising.  The Distributor may pay or allow additional promotional incentives to dealers as part of pre-approved sales contests and/or to dealers who provide extra training and information concerning the Fund Classes and increase sales of the Fund Classes.

     In addition,  each Fund may make  payments from the Rule 12b-1 Plan fees of its respective Fund Classes  directly to others,  such as banks,  who aid in the distribution of class shares or provide services in respect of a Class, pursuant to service  agreements  with the Trust.  The Plan  expenses  relating to Class B
Shares and Class C Shares are also used to pay the Distributor for advancing the
commission  costs  to  participating   securities  dealers  or  other  financial
intermediaries with respect to the initial sale of such shares.

     The maximum  aggregate  fee  payable by the Funds under the Plans,  and the
Funds'  Distribution  Agreements,  is, on an annual basis, up to 0.35% (0.25% of which are  service  fees to be paid to the  Distributor,  securities  dealers or other financial intermediaries for providing personal service and/or maintaining shareholder  accounts) of each Fund's Class A Shares'  average  daily net assets for the year, and up to 1.00% (0.25% of which are service fees to be paid to the
Distributor,  securities dealers or other financial intermediaries for providing personal service and/or maintaining shareholder accounts) of each Fund's Class B
Shares' and Class C Shares'  average  daily net assets for the year.  The Fund's
Distributor may reduce/waive these amounts at any time.

                                       70

     While payments pursuant to the Plans may not exceed the foregoing  amounts, the Plans do not limit fees to amounts actually expended by the Distributor.  It is  therefore  possible  that  the  Distributor  may  realize  a  profit  in any
particular  year.   However,   the  Distributor   currently   expects  that  its
distribution  expenses  will  likely  equal or exceed  payments  to it under the
Plans. The Distributor  may,  however,  incur such additional  expenses and make
additional   payments  to  dealers  from  its  own   resources  to  promote  the
distribution  of  shares  of the Fund  Classes.  The  monthly  fees  paid to the
Distributor  under the Plans are  subject  to the  review  and  approval  of the
Trust's Independent Trustees,  who may reduce the fees or terminate the Plans at any time.

     All of the  distribution  expenses  incurred by the Distributor and others, such as participating securities dealers or other financial  intermediaries,  in excess of the amount paid on behalf of Class A Shares, Class B Shares, and Class
C Shares would be borne by such persons without any reimbursement from such Fund
Classes.  Subject to seeking best  execution,  the Funds may, from time to time, buy or sell portfolio  securities  from or to firms that receive  payments under the Plans.

     From time to time, the Distributor may pay additional  amounts from its own resources to participating  securities dealers or other financial intermediaries for aid in  distribution  or for aid in  providing  administrative  services  to shareholders.

     The Plans and the  Distribution  Agreements  have all been  approved by the
Board,  including a majority of the  Independent  Trustees who have no direct or indirect financial interest in the Plans and related Distribution  Agreements by vote cast in person at a meeting  duly  called for the  purpose of voting on the
Plans  and such  Agreement.  Continuation  of the  Plans  and such  Distribution
Agreements  must be  approved  annually  by the  Board  in the  same  manner  as specified above.

     Each year, the Board must determine whether continuation of the Plans is in the best  interest  of  shareholders  of the Fund  Classes  and that  there is a reasonable  likelihood of each Plan providing a benefit to its  respective  Fund
Class. The Plans and the Distribution Agreements,  as amended, may be terminated with  respect to a Fund  Class at any time  without  penalty  by a  majority  of
Independent  Trustees who have no direct or indirect  financial  interest in the
Plans and the  Distribution  Agreements,  or by a majority  vote of the relevant
Fund Class' outstanding voting securities.  Any amendment materially  increasing the  percentage  payable under the Plans must likewise be approved by a majority vote of the relevant Fund Class' outstanding voting securities,  as well as by a majority vote of Independent  Trustees who have no direct or indirect  financial interest in the Plans or Distribution  Agreements.  With respect to each Class A
Plan, any material increase in the maximum  percentage  payable  thereunder must also be approved by a majority of the outstanding  voting securities of a Fund's
Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees, including a majority of Independent Trustees who have no direct or indirect  financial  interest in the Plans or Distribution
Agreements.  In  addition,  in order  for the  Plans to  remain  effective,  the selection  and  nomination  of  Independent  Trustees  must be  effected  by the
Trustees  who are  Independent  Trustees  and who  have no  direct  or  indirect financial interest in the Plans or Distribution  Agreements.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

[UPDATE]

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from  Large  Cap  Growth  Fund's  Class  A,  Class B and  Class C  Shares  were:
$x,xxx,xxx,  $xxx,xxx, and $x,xxx,xxx,  respectively. Such amounts were used for the following purposes:

-------------------------------- ------------------ ------------------ ------------------
Large Cap Growth Fund              Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------

                                       71

-------------------------------- ------------------- ------------------- ----------------
Wholesaler Expenses
-------------------------------- ------------------- ------------------- ----------------
Total
-------------------------------- ------------------- ------------------- ----------------

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from  Large  Cap  Value  Fund's  Class  A,  Class  B and  Class C  Shares  were:
$x,xxx,xxx,  $xxx,xxx, and $x,xxx,xxx,  respectively. Such amounts were used for the following purposes:

-------------------------------- ------------------ ------------------ ------------------
Large Cap Value Fund               Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------
Wholesaler Expenses
-------------------------------- ------------------ ------------------ ------------------
Total
-------------------------------- ------------------ ------------------ ------------------

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from  Small-Mid  Cap Growth  Fund's  Class A,  Class B and Class C Shares  were:
$x,xxx,xxx,  $xxx,xxx, and $x,xxx,xxx,  respectively. Such amounts were used for the following purposes:

-------------------------------- ------------------ ------------------ ------------------
Small-Mid Cap Growth Fund          Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------
Wholesaler Expenses
-------------------------------- ------------------ ------------------ ------------------
Total
-------------------------------- ------------------ ------------------ ------------------

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from  Small-Mid  Cap Value  Fund's  Class A,  Class B and  Class C Shares  were:
$x,xxx,xxx,  $xxx,xxx, and $x,xxx,xxx,  respectively. Such amounts were used for the following purposes:

-------------------------------- ------------------ ------------------ ------------------
Small-Mid Cap Value Fund           Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------
Wholesaler Expenses
-------------------------------- ------------------ ------------------ ------------------
Total
-------------------------------- ------------------ ------------------ ------------------

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from International Fund's Class A, Class B and Class C Shares were:  $x,xxx,xxx,
$xxx,xxx, and $x,xxx,xxx, respectively. Such amounts were used for the following purposes:

                                       72

-------------------------------- ------------------ ------------------ ------------------
International Fund                 Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------
Wholesaler Expenses
-------------------------------- ------------------ ------------------ ------------------
Total
-------------------------------- ------------------ ------------------ ------------------

     For the fiscal year ended  [_____________],  200x, Rule 12b-1 Plan payments from Fixed Income  Fund's Class A, Class B and Class C Shares were:  $x,xxx,xxx,
$xxx,xxx, and $x,xxx,xxx, respectively. Such amounts were used for the following purposes:

-------------------------------- ------------------ ------------------ ------------------
Fixed Income Fund                  Class A Shares     Class B Shares     Class C Shares
-------------------------------- ------------------ ------------------ ------------------
Annual/Semi-Annual Reports
-------------------------------- ------------------ ------------------ ------------------
Broker Trails
-------------------------------- ------------------ ------------------ ------------------
Broker Sales Charges
-------------------------------- ------------------ ------------------ ------------------
Interest on Broker Sales
 Charges
-------------------------------- ------------------ ------------------ ------------------
Commissions to Wholesalers
-------------------------------- ------------------ ------------------ ------------------
Promotional-Other
-------------------------------- ------------------ ------------------ ------------------
Prospectus Printing
-------------------------------- ------------------ ------------------ ------------------
Wholesaler Expenses
-------------------------------- ------------------ ------------------ ------------------
Total
-------------------------------- ------------------ ------------------ ------------------

Other Payments to Dealers
      The  Distributor  and its  affiliates  may pay  compensation  at their  own expense  and not as an expense  of the  Funds,  to  affiliated  or  unaffiliated brokers, dealers, or other financial intermediaries ("Financial Intermediaries")
in  connection  with the sale or  retention  of Fund shares  and/or  shareholder servicing  ("distribution  assistance").  For example,  the  Distributor may pay additional  compensation  to  Financial  Intermediaries  for  various  purposes, including,  but not limited to,  promoting the sale of Fund shares,  maintaining
share  balances  and/or  for   sub-accounting,   administrative  or  shareholder
processing services,  marketing and educational support and ticket charges. Such payments are in addition to any distribution  fees, service fees and/or transfer agency fees that may be payable by the Funds.  The  additional  payments  may be based on factors,  including level of sales (based on gross or net sales or some specified  minimum sales or some other similar  criteria related to sales of the
Funds),  amount of assets  invested by the  Financial  Intermediary's  customers
(which could include  current or aged assets of the Funds),  the Funds' advisory fees,  some other agreed upon amount,  or other measures as determined from time to time by the Distributor.

     A significant  purpose of these payments is to increase sales of the Funds'
shares.  The Funds'  investment  adviser or its  affiliates may benefit from the
Distributor's  payment  of  compensation  to  Financial  Intermediaries  through increased fees resulting from  additional  assets  acquired  through the sale of
Fund shares through such Financial Intermediaries.

     Letter of intent:  The reduced front-end sales charges described above with respect  to Class A Shares  are  also  applicable  to the  aggregate  amount  of purchases  made by any such  purchaser  within a 13-month  period  pursuant to a written  letter  of  intent  provided  by  the  Distributor  and  signed  by the purchaser, and not legally binding on the signer or the Trust which provides for the holding in escrow by the service agent, of 5% of the total amount of Class A
Shares  intended to be purchased  until such  purchase is  completed  within the
13-month  period.  Effective  January  1,  2007,  the  Funds  no  longer  accept retroactive  letters of intent.  The 13-month  period  begins on the date of the earliest purchase. If the intended investment is not completed,  except as noted
below,  the  purchaser  will be asked to pay an amount  equal to the  difference between the  front-end  sales charge on Class A Shares  purchased at the reduced rate and the  front-end  sales charge

                                       73

otherwise applicable to the total shares purchased.  If such payment is not made within 20 days  following  the  expiration of the 13-month  period,  the Service agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the  difference.  Such purchasers may include the values (at offering  price at the level  designated in their letter of intent) of all their shares of the Funds (except  shares of any Fund which does not carry a front-end sales charge or CDSC,  unless they were acquired through an exchange from a Fund which carried a front-end sales charge or CDSC)  previously  purchased and still held as of the date of their  letter of intent  toward  the  completion  of such letter.  For purposes of satisfying an investor's  obligation  under a letter of intent,  Class B Shares and Class C Shares of the Funds may be  aggregated  with
Class A Shares of the Funds.

     Combined  Purchases  Privilege:  In  determining  the  availability  of the reduced  front-end  sales  charge  previously  set forth with respect to Class A
Shares,  purchasers  may combine the total amount of any  combination of Class A
Shares,  Class B Shares and/or Class C Shares of the Funds (except shares of any
Fund which does not carry a  front-end  sales  charge or CDSC,  unless they were acquired  through an exchange from a Fund which carried a front-end sales charge or CDSC).

     The  privilege  also  extends  to all  purchases  made  at one  time  by an individual; or an individual,  his or her spouse and their children under 21; or
a trustee or other  fiduciary  of trust  estates or  fiduciary  accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
     In  determining  the  availability  of the reduced  front-end  sales charge previously  set forth with  respect to the Class A Shares,  purchasers  may also combine any subsequent  purchases of Class A Shares,  Class B Shares and Class C
Shares of the Funds (except  shares of any Fund which does not carry a front-end sales charge or CDSC,  unless they were acquired through an exchange from a Fund which  carried a front-end  sales  charge or CDSC).  If, for  example,  any such purchaser has  previously  purchased and still holds Class A Shares of Large Cap
Growth Fund and/or shares of any other of the Classes  described in the previous sentence with a value of $70,000 and subsequently  purchases $10,000 at offering price of  additional  Class A Shares  of  Large  Cap  Growth  Fund,  the  charge applicable to the $10,000  purchase would currently be 4.75%. For the purpose of this  calculation,  the  shares  presently  held  shall be valued at the  public offering  price  that  would  have  been in  effect  were the  shares  purchased simultaneously with the current purchase. Investors should refer to the table of sales  charges for Class A Shares in the Fund  Classes'  Prospectus to determine
the   applicability   of  the  Right  of   Accumulation   to  their   particular
circumstances.

35-Day Reinvestment Privilege
     Holders of Class A Shares and Class B Shares  (only until July 31, 2007) of the Funds (and of the  Institutional  Class  holding  shares which were acquired through an exchange from another Fund offered with a front-end sales charge) who redeem such shares have 35 days from the date of  redemption  to reinvest all or part of their redemption proceeds in the same Class of the Funds. In the case of
Class A Shares,  the reinvestment  will not be assessed an additional  front-end sales  charge  and in the  case of  Class  B  Shares,  the  amount  of the  CDSC previously charged on the redemption will be reimbursed by the Distributor.  The reinvestment  will be subject to  applicable  eligibility  and minimum  purchase requirements and must be in states where shares of such other Funds may be sold.
Persons investing  redemption proceeds from direct investments in a Fund offered without a front-end  sales charge will be required to pay the  applicable  sales charges when  purchasing  Class A shares.  The  reinvestment  privilege does not extend to redemptions of Class B (after July 31, 2007) or Class C Shares.

     Any such  reinvestment  cannot  exceed the  redemption  proceeds  (plus any amount necessary to purchase a full share). The reinvestment will be made at the
NAV next  determined  after receipt of  remittance.  Until July 31, 2007, in the case of Class B Shares,  the time that the previous  investment was held will be included in determining  any applicable  CDSC due upon redemption as well as the automatic conversion into Class A Shares.

     A  redemption  and  reinvestment  of Class B Shares  could have  income tax consequences.  Shareholders  will receive from the Distributor the amount of the
CDSC paid at the time of redemption as part of the reinvested shares,  which may be  treated  as a  capital  gain  to the  shareholder  for tax  purposes.  It is recommended that a tax advisor be consulted with respect to such transactions.

                                       74

     Any  reinvestment  directed to a Fund in which the  investor  does not then have an account will be treated like all other  initial  purchases of the Fund's shares.

--------------------------------------------------------------------------------
                                INVESTMENT PLANS
--------------------------------------------------------------------------------

Reinvestment Plan/Open Account
     Unless otherwise designated by shareholders in writing,  dividends from net investment income and distributions from realized  securities  profits,  if any, will be  automatically  reinvested in additional  shares of the respective  Fund
Class in which an  investor  has an  account  (based on the NAV in effect on the reinvestment  date) and will be  credited to the  shareholder's  account on that date. All dividends and distributions of the Institutional  Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment  date). A confirmation of each dividend payment from net investment income and of distributions from realized  securities  profits,  if any, will be mailed to shareholders in the first quarter of the next fiscal year.

     Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and  fractional  shares  to their  plan  accounts  at any  time  through  a participating securities dealer or other financial intermediary. Such purchases, which must meet the minimum  subsequent  purchase  requirements set forth in the
Prospectuses and this Part B, are made for Class A Shares at the public offering price,  and for Class B Shares,  Class C Shares and  Institutional  Class at the
NAV, at the end of the day of receipt.  A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds
     Subject to applicable eligibility and minimum initial purchase requirements
and  the  limitations  set  forth  below,   holders  of  the  Fund  Classes  may
automatically  reinvest  dividends and/or  distributions in any of the Funds, in states where their shares may be sold.  Such  investments  will be at NAV at the close of business on the  reinvestment  date without any front-end sales charge.
The  Service  agent must be  notified in writing and an account in the Fund into which the  dividends  and/or  distributions  are to be  invested  must have been established.  Any reinvestment directed to a Fund in which the investor does not then have an account  will be treated  like all other  initial  purchases of the
Fund's shares.

     Subject to the following  limitations,  dividends and/or distributions from one Fund may be invested in shares of another Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares.  Dividends  from Class B Shares may be directed only to other
Class B Shares,  and dividends from Class C Shares may be directed only to other
Class C Shares.

Investing by Exchange
     If you have an  investment  in one Fund,  you may  authorize an exchange of part or all of your  investment into shares of another Fund. If you wish to open an account  by  exchange,  call your  participating  securities  dealer or other financial  intermediary for more  information.  All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Funds'  Prospectuses.  See "Redemption and Exchange" below for more complete information concerning your exchange privileges.

     Permissible exchanges into Class A Shares of the Funds will be made without a  front-end  sales  charge,  except  for  exchanges  of  shares  that  were not previously subject to a front-end sales charge (unless such shares were acquired through the  reinvestment  of  dividends).  Permissible  exchanges  into Class B
Shares or Class C Shares of the Funds will be made without the  imposition  of a
CDSC by the Fund  from  which  the  exchange  is  being  made at the time of the exchange.

Retirement Accounts for the Fund Classes
     An  investment  in the Funds may be suitable  for  tax-deferred  retirement plans,  such  as an  individual  retirement  account  ("IRA"),  Roth  IRA or the
Coverdell  Education  Savings  Account.  To determine  whether the benefits of a tax-sheltered account is appropriate, you should consult with a tax adviser.

     Purchases of Class B Shares are subject to a maximum purchase limitation of
$100,000  for  retirement  accounts.  Purchases  of Class C Shares must be in an amount that is less than  $1,000,000  for such  accounts.  The maximum  purchase limitations apply only to the initial purchase of shares by the retirement plan.
The CDSC may be  waived on  certain

                                       75

redemptions  of  Class B  Shares  and  Class C  Shares.  See  the  Fund  Classes
Prospectus for a list of the instances in which the CDSC is waived.

     Retirement  accounts  may be subject  to plan  establishment  fees,  annual maintenance fees and/or other administrative or trustee fees. Fees may be shared by Delaware Management Trust Company, the Service agent, other affiliates of the
Manager,  participating  securities  dealers or other  financial  intermediaries
(including LPL) and others that provide services to such Plans.

     Certain   shareholder   investment  services  available  to  non-retirement
accounts  shareholders may not be available to retirement account  shareholders.
Certain retirement  accounts may qualify to purchase shares of the Institutional
Class shares. See Institutional Class, above. For additional  information on any of the plans and  retirement  services,  contact your  participating  securities dealer or other financial intermediary.

     It is advisable for an investor considering any one of the retirement plans described  below  to  consult  with  an  attorney,  accountant  or  a  qualified retirement plan consultant.  For further details, including applications for any of  these  accounts,  contact  your  participating  securities  dealer  or other financial intermediary.

--------------------------------------------------------------------------------
                 DETERMINING OFFERING PRICE AND NET ASSET VALUE
--------------------------------------------------------------------------------

     Each Fund has authorized one or more  participating  securities  dealers or other  financial  intermediaries  to accept  purchase and  redemption  orders on behalf of the Fund.  Such  participating  securities  dealers or other financial intermediaries  are  authorized  to  designate  other  intermediaries  to accept purchase  and  redemption  orders on the behalf of each Fund.  For  purposes  of pricing,  each Fund will be deemed to have  received  a purchase  or  redemption order when a participating securities dealer or other financial intermediary or, if applicable,  its  authorized  designee,  accepts the order.  Investors may be charged a fee when effecting  transactions  through a  participating  securities dealer or other financial intermediary.

     Orders for purchases and  redemptions of Class A Shares are effected at the offering  price next  calculated  after the receipt of the order by the Fund, it agent or authorized designee.  The offering price for Class A Shares consists of the NAV per share plus any applicable  sales  charges.  Orders for purchases and redemptions of Class B Shares, Class C Shares and Institutional Class Shares are
effected  at the NAV per  share  next  calculated  after  the  order is  placed.
Participating   securities   dealers  or  other  financial   intermediaries  are
responsible for transmitting orders promptly.

     Offering  price and NAV are computed as of the close of regular  trading on the NYSE, which is normally 4 p.m.,  Eastern time, on days when the NYSE is open for business.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days when the following  holidays are  observed:  New Year's
Day, Martin Luther King, Jr.'s Birthday,  President's Day, Good Friday, Memorial
Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m. Eastern Time. When the NYSE is closed,  the Funds will generally be closed,  pricing  calculations  will not be made, and purchase and  redemption  orders  will not be  processed.  In the event of changes in the
NYSE's time of  closing,  the Trust  reserves  the right to price at a different time,  to price  more  often  than  once  daily or to make  the  offering  price effective at a different time.

     Each Fund's NAV per share for each Class is calculated by  subtracting  the liabilities  of each class from its total assets and  dividing by the  resulting number of the shares  outstanding for that class.  Expenses and fees are accrued daily.  In  determining  each  Fund's  total net  assets,  portfolio  securities primarily listed or traded on a national or foreign securities exchange,  except for bonds,  are generally  valued at the closing price on that exchange,  unless such closing prices are determined to be not readily  available  pursuant to the
Funds'  pricing  procedures.  Exchange  traded  options  are  valued at the last reported  sale price or, if no sales are  reported,  at the mean between bid and asked  prices.  Non-exchange  traded  options  are valued at fair value  using a
mathematical  model.   Futures  contracts  are  valued  at  their  daily  quoted
settlement  price.  Securities not traded on a particular day,  over-the-counter securities,  and government  and agency  securities are valued at the mean value between bid and asked prices.  Money market  instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Debt securities  (other  than  short-term  obligations)  are

                                       76

valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities.  Foreign  securities, currencies  and other assets  denominated  in foreign  currencies are translated into U.S.  dollars  at the mean  between  the bid and offer  quotations  of such currencies  based  on rates  in  effect  as of the  close  of the  London  Stock
Exchange,  as  provided  by an  independent  pricing  service.  Use of a pricing service has been  approved by the Board.  Prices  provided by a pricing  service take into account appropriate  factors such as institutional  trading in similar groups of securities,  yield,  quality,  coupon rate,  maturity,  type of issue, trading  characteristics  and  other  market  data.  Subject  to the  foregoing, securities  for  which  market  quotations  are  determined  to be  not  readily available  and other assets are valued at fair value as determined in good faith and in a method approved by the Board.

     Each Class of the Funds will bear, pro-rata,  all of the common expenses of the Funds. The NAVs of all outstanding shares of each Class of the Funds will be
computed  on  a  pro-rata  basis  for  each  outstanding   share  based  on  the
proportionate  participation in the Funds  represented by the value of shares of that Class.  All income earned and expenses  incurred by the Funds will be borne on a pro-rata basis by each outstanding  share of a Class,  based on each Class'
percentage  in the Funds  represented  by the  value of shares of such  Classes, except  that the Fund  Classes  alone  will bear the Rule  12b-1  Plan  expenses payable under their respective Plans. Due to the specific  distribution expenses and other costs that will be allocable  to each Class,  the NAV of each Class of each Fund will vary.

--------------------------------------------------------------------------------
                             REDEMPTION AND EXCHANGE
--------------------------------------------------------------------------------

General Information
     Shares can be redeemed or exchanged in a number of different  ways that are described below. Exchanges are subject to the requirements of the Funds, and all exchanges of shares constitute taxable events. Further, in order for an exchange to be  processed,  shares of the Fund being  acquired  must be registered in the state where the acquiring shareholder resides. An exchange constitutes,  for tax purposes, the sale of one Fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder  for federal income tax purposes.  You may want to consult  your  participating  securities  dealer or other  financial intermediary to discuss which Funds will best meet your changing objectives, and the  consequences of any exchange  transaction.  Your ability to exchange may be limited if the purchase side of your exchange  order is rejected for any reason.
In such an instance,  we will generally honor your redemption  order part of the exchange order.

     Shares  will be  redeemed  or  exchanged  at a price  based on the NAV next determined  after a Fund  receives your request in good order,  subject,  in the case of a  redemption,  to any  applicable  CDSC.  For  example,  redemption  or exchange  requests  received in good order after the time the offering price and
NAV of shares are determined will be processed on the next Business Day. See the
Funds'  Prospectuses for more information.  A redemption  request may indicate a specific  dollar  amount.  In the  case of such a  request,  and in the  case of certain redemptions from retirement  accounts,  a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and
Class C Shares and tender to the shareholder the requested amount,  assuming the shareholder  holds enough shares in his or her account for the  redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption  will be reduced by the amount of the  applicable  CDSC.  Payment for shares  redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order. Each
Fund reserves the right to reject a written or telephone  redemption  request or delay  payment of  redemption  proceeds if there has been a recent change to the shareholder's address of record.

     Except as noted below,  for a redemption  request to be in "good order," it must provide the account number, account registration and total number of shares or dollar  amount of the  transaction.  Exchange  requests must also provide the name of the Fund in which the proceeds are to be invested. Exchange instructions and  redemption  requests must be signed by the record  owner(s)  exactly as the shares are registered. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

     In case of a suspension of the determination of the NAV because the NYSE is closed for other than weekends or holidays,  or trading thereon is restricted or an emergency  exists,  as a result of which  disposal by the Funds of securities owned by them is not reasonably practical, or it is not reasonably practical for the  Funds  fairly  to value  their  assets,  or in the  event  that the SEC has provided for such suspension for the protection of  shareholders,  the Funds may postpone  payment or suspend  the right of  redemption  or  repurchase.  In such cases,  the  shareholder  may  withdraw the request for

                                       77

redemption  or leave it  standing as a request  for  redemption  at the NAV next determined after the suspension has been terminated.

     Payment for shares  redeemed or repurchase may be made either in cash or in kind,  or partly in cash and partly in kind.  Any portfolio  securities  paid or distributed in kind would be valued as described in  Determining  Offering Price and NAV.  Subsequent sale by an investor  receiving a distribution in kind could result in the payment of brokerage  commissions.  However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act  pursuant to which the Funds are obligated to redeem  shares solely in cash up to the lesser of $250,000 or 1.00%
of the NAV of such Fund during any 90-day period for any one shareholder.

     The value of each Fund's  investments is subject to changing market prices.
Thus,  a  shareholder  reselling  shares to a Fund may sustain  either a gain or loss, depending upon the price paid and the price received for such shares.

     Except  for the  applicable  CDSC,  neither  the Funds nor the  Distributor charge a fee for redemptions,  but such fees could be charged at any time in the future.

     Holders of Class A Shares of a Fund may exchange all or part of their Class
A Shares for Class A Shares of another Fund,  but may not exchange their Class A
Shares  for Class B Shares or Class C Shares of the  Funds.  Holders  of Class B
Shares of a Fund are  permitted  to exchange all or part of their Class B Shares only into Class B Shares of another Fund.  Similarly,  holders of Class C Shares of a Fund are  permitted  to  exchange  all or part of their Class C Shares only into  Class C Shares of  another  Fund.  Class B Shares of the Funds and Class C
Shares of the Funds acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic  conversion  schedule of the Fund from which  the  exchange  is made.  The  holding  period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

     Holders of Class B Shares or Class C Shares of a Fund that  exchange  their shares  ("Original  Shares")  for  shares of another  Fund (in each  case,  "New
Shares")  in a  permitted  exchange  will not be  subject  to a CDSC that  might otherwise  be  due  upon  redemption  of  the  Original  Shares.  However,  such shareholders will continue to be subject to the CDSC and, in the case of Class B
Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC  assessed upon  redemption  will be charged by the Fund from which the Original Shares were exchanged.  In an exchange of Class B Shares from a Fund,  the Fund's  CDSC  schedule  may be higher  than the CDSC  schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original  Shares is added to the period of time that the investor held the New Shares.

     The Funds also reserve the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest  effectively in accordance  with its investment  objectives and policies,  or would otherwise potentially be adversely affected. A shareholder's purchase  exchanges  may be  restricted  or  refused  if the  Fund  receives  or anticipates  simultaneous  orders affecting  significant  portions of the Fund's assets.

Systematic Withdrawal Plans
     Shareholders  of the Fund  Classes  who own or  purchase  $5,000 or more of shares at the offering price, or NAV, as applicable,  may establish a Systematic
Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more,  although the Fund does not  recommend  any  specific  amount of withdrawal.  This  $5,000  minimum  does not  apply  to  certain  of the  Fund's retirement  accounts.  Shares purchased with the initial  investment and through reinvestment  of cash dividends and realized  securities  profits  distributions will be credited to the shareholder's account and sufficient full and fractional shares  will be  redeemed  at the  NAV  calculated  on the  third  Business  Day preceding the mailing date.

     Checks are dated  either the 1st or the 15th of the month,  as  selected by the  shareholder  (unless  such date falls on a holiday or a  weekend),  and are normally  mailed within two Business Days.  Both ordinary  income  dividends and realized  securities profits  distributions will be automatically  reinvested in additional  shares of the Class at NAV.  This  plan is not  recommended  for all investors  and  should  be  started  only  after  careful  consideration  of its operation and effect upon the investor's savings and investment  program. To the extent  that  withdrawal  payments  from the plan  exceed any  dividends

                                       78

and/or realized  securities profits  distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital,  and the share
balance  may  in  time  be  depleted,   particularly  in  a  declining   market.
Shareholders  should not purchase  additional  shares while  participating  in a
Systematic Withdrawal Plan.

     The sale of shares for withdrawal payments  constitutes a taxable event and a shareholder  may incur a capital gain or loss for federal income tax purposes.
This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated.  Premature withdrawals from retirement plans may have adverse tax consequences.

     Withdrawals  under  this  plan  made  concurrently  with the  purchases  of additional shares may be disadvantageous to the shareholder.  Purchases of Class
A Shares  through a periodic  investment  program in the Fund must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect.
The CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual  amount  withdrawn  in each year is less than 12% of the account balance on the date that the Plan is  established.  If the annual amount withdrawn  in any year  exceeds 12% of the account  balance on the date that the
Systematic  Withdrawal Plan is established,  all redemptions under the Plan will be subject to the  applicable  CDSC,  including  an  assessment  for  previously redeemed  amounts  under the Plan.  Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not  subject to a CDSC  because  they have  either  satisfied  the
required   holding  period  or  were  acquired   through  the   reinvestment  of
distributions. See "Waivers of Contingent Deferred Sales Charges" below.

     An investor wishing to start a Systematic  Withdrawal Plan must complete an authorization  form. If the recipient of Systematic  Withdrawal Plan payments is other than the  registered  shareholder,  the  shareholder's  signature  on this authorization must be guaranteed.  Each signature  guarantee must be supplied by an  eligible  guarantor  institution.  The Fund  reserves  the right to reject a
signature   guarantee   supplied  by  an  eligible   institution  based  on  its
creditworthiness.  This plan may be terminated by the  shareholder or DSC at any time by giving written notice.

     The  Systematic  Withdrawal  Plan is not  available  for the  Institutional
Classes of the Funds.  Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Written Redemption
     The written redemption feature is available only if the Service agent holds your shares.  The redemption request must be signed by all owners of the account or your investment dealer of record.  For redemptions of more than $100,000,  or when the proceeds are not sent to the  shareholder(s)  at the address of record, the Funds  require a  signature  by all owners of the  account  and a  signature guarantee  for  each  owner.  A  signature  guarantee  can  be  obtained  from a commercial  bank,  a  trust  company  or  a  member  of  a  Securities  Transfer
Association Medallion Program ("STAMP").  Each Fund reserves the right to reject a  signature  guarantee  supplied  by  an  eligible  institution  based  on  its creditworthiness. The Funds may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

Telephone Redemption
     The  telephone  redemption  feature is available  only if the Service agent holds your shares.  The  Telephone  Redemption - Check to Your Address of Record
service,  which is described below, is automatically  provided unless you notify the Funds in which you have your account in writing that you do not wish to have such services  available  with respect to your  account.  Each Fund reserves the right to modify, terminate or suspend the procedure upon 60 days' written notice to  shareholders.  It may be difficult  to reach the Funds by  telephone  during periods when market or economic  conditions lead to an unusually large volume of telephone requests.

     Neither a Fund nor the Service  agent is  responsible  for any  shareholder loss incurred in acting upon written or telephone instructions for redemption of
Fund shares which are  reasonably  believed to be genuine.  With respect to such telephone  transactions,  the Funds will follow reasonable procedures to confirm that instructions  communicated by telephone are genuine (including verification of a form of  personal  identification)  as,  if it does  not,  such Fund or the
Service  agent may be liable for any losses due to  unauthorized  or  fraudulent transactions.  Telephone instructions received by the Fund Classes are generally tape recorded,  and a written  confirmation  will be provided for all redemption transactions initiated by telephone.

                                       79

     Telephone  Redemption  - Check to Your  Address  of Record:  The  Telephone
Redemption  feature  is a quick and easy  method to redeem  shares.  You or your investment  dealer of record can have  redemption  proceeds  of $100,000 or less mailed  to you at  your  address  of  record.  Checks  will  be  payable  to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Waivers of Contingent Deferred Sales Charges

     Please see the Fund  Classes'  Prospectus  for  instances in which the CDSC applicable to Class B Shares and Class C Shares may be waived.

--------------------------------------------------------------------------------
                             DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Distributions
     The following supplements the information in the Prospectuses.

     The policy of the Trust is to distribute  substantially  all of each Fund's net investment  income and any net realized capital gains, if any, in the amount and at the times that will avoid any federal  income or excise  taxes.  This may require additional payments,  if any, to be made during the first quarter of the following taxable year.

     Each  Class of  shares  of each  Fund  will  share  proportionately  in the investment  income and expenses of that Fund,  except that each Fund Class alone will incur distribution fees under its respective Rule 12b-1 Plan.

     All  dividends and any capital gains  distributions  will be  automatically reinvested  in  additional  shares of the same  Class of the Fund at NAV  unless otherwise designated in writing that such dividends and/or distributions be paid in cash.  Dividend  payments of $1.00 or less will be automatically  reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's  dividends  increase to greater than $1.00, the shareholder  would have to file a new election in order to begin receiving dividends in cash again.

     Any check in payment of  dividends or other  distributions  which cannot be delivered  by the United  States Post  Office or which  remains  uncashed  for a period of more than one year may be reinvested in the  shareholder's  account at the  then-current  net asset value and the  dividend  option may be changed from cash to reinvest. The Funds may deduct from a shareholder's account the costs of that Fund's efforts to locate a shareholder if a shareholder's  mail is returned by the United States Post Office or the Funds are otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search  company  charges a percentage  fee in exchange for their location services.

Taxes
     Distributions of Net Investment  Income. The Funds receive income generally in the  form of  dividends  and  interest  on  their  investments  in  portfolio securities.  This income,  less  expenses  incurred in the  operation of a Fund, constitutes  its net investment  income from which dividends may be paid to you.
If you are a taxable  investor,  any  distributions  by a Fund from such  income
(other than qualified  dividend income received by individuals)  will be taxable to you at  ordinary  income  tax  rates,  whether  you  take  them in cash or in additional  shares.  Distributions from qualified dividend income are taxable to individuals at long-term  capital gain rates,  provided  certain  holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

     Distributions  of Capital Gains. A Fund may derive capital gain and loss in connection  with  sales  or  other  dispositions  of its  portfolio  securities.
Distributions  derived from the excess of net  short-term  capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term  capital gain over net short-term  capital loss will be taxable to you as long-term  capital  gain,  regardless of how long you have held your shares in the Fund. Any net  short-term or long-term  capital gain realized by a Fund (net of any capital loss  carryovers)  generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

                                       80

     Returns of Capital. If a Fund's distributions exceed its taxable income and capital  gains  realized  during  a  taxable  year,  all  or a  portion  of  the distributions  made in the same taxable year may be  recharacterized as a return of capital to shareholders.  A return of capital distribution will generally not be taxable,  but will reduce each  shareholder's cost basis in a Fund and result in a higher  reported  capital  gain or lower  reported  capital loss when those shares on which the distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Effect of Foreign  Withholding  Taxes.  Each Fund is permitted to invest in foreign securities as described above. Accordingly,  the Funds may be subject to foreign  withholding taxes on income from certain foreign  securities.  This, in turn, could reduce a Fund's distributions paid to you.

     Pass-through of foreign tax credits by the International Fund. If more than
50% of the  International  Fund's  total  assets at the end of a fiscal  year is invested in foreign  securities,  the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made,  the
International  Fund may  report  more  taxable  income  to you than it  actually distributes.  You will then be  entitled  either to deduct  your  share of these taxes in  computing  your taxable  income,  or to claim a foreign tax credit for these taxes against your U.S.  federal  income tax (subject to  limitations  for certain  shareholders).  The  International  Fund  will  provide  you  with  the information  necessary to claim this deduction or credit on your personal income tax return if it makes this election. Your use of foreign dividends,  designated by a Fund as qualified  dividend income subject to taxation at long-term capital gain  rates,  may reduce the  otherwise  available  foreign  tax credits on your federal income tax return.  Shareholders in these circumstances should talk with their  personal tax advisors  about their foreign tax credits and the procedures that they should  follow to claim  these  credits on their  personal  income tax returns.

     Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are taxable to you as ordinary  income,  and any losses  reduce the
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This treatment could increase or decrease a Fund's ordinary income  distributions  to you, and may cause some or all of a Fund's previously  distributed  income to be classified as a return of capital.

     PFIC  securities.  The Funds may invest in securities  of foreign  entities that could be deemed for tax purposes to be passive foreign investment companies
("PFICs").  In general, a PFIC is any foreign  corporation if 75% or more of its gross  income  for its  taxable  year is passive  income,  or 50% or more of its average  assets (by value) are held for the production of passive  income.  When investing  in  PFIC  securities,  each  Fund  intends  to  mark-to-market  these securities  and  recognize  any gains at the end of the Fund's fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses)  are  treated as  ordinary  income that a Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC  security will cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation  dividends.  These  dividends  generally  will not  qualify  for the reduced rate of taxation on qualified  dividends  when  distributed  to you by a
Fund.  In addition,  if a Fund is unable to identify an investment as a PFIC and thus does not make a  mark-to-market  election,  the Fund may be subject to U.S.
federal  income tax on a portion of any "excess  distribution"  or gain from the disposition  of such  shares  even if such  income is  distributed  as a taxable dividend by the Fund to its  shareholders.  Additional  charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Information  on the Amount and Tax  Character of  Distributions.  The Funds
will inform you of the amount and  character of your  distributions  at the time they are paid, and will advise you of the tax status of such  distributions  for federal  income tax purposes  shortly after the close of each calendar  year. If you have  not held  Fund  shares  for a full  year,  a Fund  may  designate  and distribute to you, as ordinary income, qualified dividends or capital gains, and in  the  case  of  non-U.S.  shareholders,  a Fund  may  further  designate  and distribute as interest-related  dividends and short-term capital gain dividends, a  percentage  of income  that is not equal to the actual  amount of such income earned during the period of your investment in the Fund.  Taxable  distributions declared by a Fund in December to shareholders of record in such month, but paid in January, are taxable to you as if they were paid in December.

     Election  to be Taxed as a  Regulated  Investment  Company.  Each  Fund has
elected,  or intends to elect, to be treated as a regulated  investment  company under Subchapter M of the Internal Revenue Code ("Code") and intends to so

                                       81

qualify during the current  fiscal year. As a regulated  investment  company,  a
Fund generally pays no federal income tax on the income and gains it distributes to you. The Board  reserves the right not to  distribute a Fund's net  long-term capital  gain or not to  maintain  the  qualification  of a Fund as a  regulated investment  company if it determines such a course of action to be beneficial to shareholders.  If net long-term capital gain is retained,  a Fund would be taxed on the gain,  and  shareholders  would be notified  that they are  entitled to a credit or refund  for the tax paid by the Fund.  If a Fund fails to qualify as a regulated investment company, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as qualified dividend income to the extent of such Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i) A Fund must maintain a diversified portfolio of securities,  wherein no security,  including the securities of a qualified  publicly traded  partnership
(other  than  U.S.  Government  securities  and  securities  of other  regulated investment  companies)  can exceed 25% of the Fund's  total  assets,  and,  with respect to 50% of the Fund's total assets,  no  investment  (other than cash and cash  items,  U.S.  Government  securities  and  securities  of other  regulated investment  companies)  can exceed 5% of the Fund's  total  assets or 10% of the outstanding voting securities of the issuer;

     (ii) A Fund must derive at least 90% of its gross  income  from  dividends, interest,  payments  with respect to  securities  loans,  gains from the sale or disposition of stock, securities or foreign currencies,  or other income derived with  respect  to its  business  of  investing  in such  stock,  securities,  or currencies,  and net income  derived  from an interest  in a qualified  publicly traded partnership; and

     (iii) A Fund  must  distribute  to its  shareholders  at  least  90% of its investment  company  taxable  income and net  tax-exempt  income for each of its fiscal years.

     Excise Tax Distribution  Requirements.  As a regulated  investment company, each Fund is  required  to  distribute  its income and gains on a calendar  year basis, regardless of the Fund's fiscal year end as follows:

     Required Distributions.  To avoid federal excise taxes, the Code requires a
Fund to  distribute  to you by  December  31 of each  year,  at a  minimum,  the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the  twelve-month  period ending  October 31; and 100% of any  undistributed  amounts from the prior year.
The Funds intend to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances  that its  distributions  will be sufficient to eliminate all taxes.

     Post-October  Losses.   Because  the  periods  for  measuring  a  regulated
investment  company's  income are  different  for excise and income tax purposes special rules are required to protect the amount of earnings and profits  needed to support excise tax  distributions.  For instance,  if a regulated  investment company that uses October 31st as the measurement  period for paying out capital gain net income  realizes  a net  capital  loss after  October 31 and before the close of its taxable year, the fund likely would have insufficient  earnings and profits for that taxable year to support the dividend  treatment of its required distributions for that calendar year. Accordingly,  a Fund is permitted to elect to treat net capital losses realized  between November 1 and its fiscal year end of  March  31 (  "post-October  loss")  as  occurring  on the  first  day of the following tax year (i.e., April 1).

     Sales,  Exchanges  and  Redemption  of Fund Shares.  Sales,  exchanges  and
redemptions   (including  redemptions  in  kind)  of  Fund  shares  are  taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares,  the Internal Revenue Service requires you to report any gain or loss on your  redemption.  If you held your shares as a capital asset,  the gain or loss that  you  realize  will be a  capital  gain or loss and  will be  long-term  or short-term, generally depending on how long you have held your shares.

     Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by the Fund on those shares.

                                       82

     Wash Sales.  All or a portion of any loss that you realize on a  redemption of your Fund shares will be  disallowed  to the extent that you buy other shares in the Fund  (through  reinvestment  of dividends or  otherwise)  within 30 days before or after your share  redemption.  Any loss  disallowed  under these rules will be added to your tax basis in the new shares.

     Deferral of basis -- Class A Shares only. In reporting  gain or loss on the sale of your Fund shares, you may be required to adjust your basis in the shares you sell under the following circumstances:

     IF:

               o    In your  original  purchase of Fund  shares,  you received a
                    reinvestment   right  (the  right  to  reinvest  your  sales
                    proceeds at a reduced or with no sales charge), and
               o    You sell some or all of your original  shares within 90 days of their purchase, and
               o    You  reinvest  the sales  proceeds in the Fund or in another fund,  and the sales  charge that would  otherwise  apply is reduced or eliminated;

     THEN: In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your  original  shares is excluded  from your tax basis in the shares sold and added to your tax basis in the new shares.

     Conversion of Class B Shares into Class A Shares. The automatic  conversion of Class B Shares into Class A Shares at the end of eight  years after  purchase will be tax-free for federal  income tax purposes.  Shareholders  should consult their tax  advisers  regarding  the state  and  local  tax  consequences  of the conversion  of Class B Shares into Class A Shares,  or any other  conversion  or exchange of shares.

     U.S.  Government  Securities.  Income  earned on  certain  U.S.  Government obligations  is exempt  from  state and local  personal  income  taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct  obligations of the U.S.  Government,  subject in some states to minimum  investment  or reporting  requirements  that must be met by a
Fund.  Income on  investments  by a Fund in certain other  obligations,  such as repurchase agreements collateralized by U.S. Government obligations,  commercial paper and federal  agency-backed  obligations (e.g., GNMA) or FNMA obligations), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

     Qualified Dividend Income for Individuals.  For individual shareholders,  a portion  of the  dividends  paid by the Large Cap Growth  Fund,  Large Cap Value
Fund,  Small-Mid Cap Growth Fund,  Small-Mid Cap Value Fund,  and  International
Fund may be qualified  dividends eligible for taxation at long-term capital gain rates. This reduced rate generally is available for dividends paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic  corporations and qualified foreign corporations. Either none or only a nominal portion of the dividends  paid by the Fixed  Income  Fund  will be  qualified  dividend  income because such Fund invests primarily in debt instruments.

     Both a Fund and the investor must meet certain holding period  requirements to qualify Fund dividends for this treatment. Specifically, a Fund must hold the stock for at least 61 days during the 121-day  period  beginning  60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the  dividend  payment.  When  counting the number of days you held your
Fund  shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

                                       83

     Dividends-Received Deduction for Corporations.  For corporate shareholders, a portion of the  dividends  paid by the Large Cap Growth Fund,  Large Cap Value
Fund,  Small-Mid Cap Growth Fund,  Small-Mid Cap Value Fund,  and  International
Fund may qualify for the dividends-received  deduction. The portion of dividends paid by a Fund that so qualifies will be designated each year in a notice mailed to the Fund's  shareholders,  and cannot  exceed the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation. Either none or only a nominal portion of the dividends paid by the Fixed Income Fund will be  qualified  dividend  income  because such Fund invests primarily in debt instruments.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

     Investment  in  Complex  Securities.   The  Funds  may  invest  in  complex
securities  that could be subject to  numerous  special  and  complex tax rules.
These rules  could  accelerate  the  recognition  of income by a Fund  (possibly causing a Fund to sell securities to raise the cash for necessary distributions)
and/or  defer a Fund's  ability to  recognize  a loss,  and,  in limited  cases, subject a Fund to U.S. federal income tax. These rules could also affect whether gain or loss  recognized  by a Fund is treated as  ordinary  or  capital,  or as interest or dividend income.  These rules could,  therefore,  affect the amount, timing or character of the income distributed to you by a Fund. For example:

     Derivatives.  A Fund is  permitted to invest in certain  options,  futures, forwards or foreign currency  contracts.  If a Fund makes these investments,  it could be required to  mark-to-market  these contracts and realize any unrealized gains and losses at its fiscal  year end even  though it  continues  to hold the contracts.  Under these rules, gains or losses on the contracts  generally would be treated as 60% long-term  and 40%  short-term  gains or losses,  but gains or losses on certain foreign currency contracts would be treated as ordinary income or losses.  In determining  its net income for excise tax purposes,  a Fund also would be required to  mark-to-market  these contracts  annually as of October 31
(for capital gain net income and ordinary  income  arising from certain  foreign currency  contracts),  and to realize and  distribute  any resulting  income and gains.

     Short sales and  securities  lending  transactions.  A Fund's  entry into a short sale  transaction  or an option or other  contract could be treated as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of taxation on qualified dividend income.

     Tax  straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts in connection with certain hedging transactions could cause it to hold  offsetting  positions in securities.  If a Fund's risk of loss with respect to specific securities in its portfolio is substantially diminished by the fact that it holds  other  securities,  the Fund  could be deemed to have entered  into a tax  "straddle"  or to hold a  "successor  position"  that would require any loss realized by it to be deferred for tax purposes.

     Convertible  debt.  Convertible  debt is  ordinarily  treated  as a "single property"  consisting of a pure debt interest until conversion,  after which the investment  becomes an equity  interest.  If the security is issued at a premium
(i.e.,  for cash in  excess  of the face  amount  payable  on  retirement),  the creditor-holder  may  amortize  the  premium  over the life of the bond.  If the
security   is  issued  for  cash  at  a  price  below  its  face   amount,   the
creditor-holder  must accrue  original issue discount in income over the life of the debt.

     Securities  purchased  at  discount.  A Fund  is  permitted  to  invest  in securities  issued or  purchased  at a discount  such as zero  coupon,  deferred interest  or  payment-in-kind  (PIK)  bonds that could  require it to accrue and distribute

                                       84

income not yet received.  If it invests in these  securities,  the Fund could be required  to sell  securities  in its  portfolio  that it  otherwise  might have
continued  to  hold  in  order  to  generate   sufficient  cash  to  make  these
distributions.

     Credit default swap  agreements.  A Fund may enter into credit default swap agreements.  The rules governing the tax aspects of swap agreements that provide for contingent  nonperiodic  payments of this type are in a developing stage and are not entirely clear in certain aspects. Accordingly,  while a Fund intends to account for such  transactions  in a manner  deemed to be  appropriate,  the IRS might not accept such  treatment.  The Funds intend to monitor  developments  in this area.  Certain  requirements that must be met under the Code in order for a
Fund to qualify as a regulated  investment company may limit the extent to which a Fund will be able to engage in credit default swap agreements.

     Investment in taxable mortgage pools (excess inclusion income). Real estate investment  trusts  ("REITs") in which a Fund invests (if any) may hold residual interests in certain  mortgage  pooling  vehicles formed as real estate mortgage investment conduits ("REMICs") and/or may enter into transactions that result in a portion of the REIT's assets  qualifying as a "taxable mortgage pool" for U.S.
federal income tax purposes.  Also, a Fund may make direct  investments in REMIC residual interests.  The portion of a Fund's income received from REMIC residual interests,  either  directly or through an  investment in a REIT that holds such interests or qualifies as a taxable mortgage pool (such income is referred to in the Code as "excess inclusion  income") generally is required to be allocated by the Fund to the Fund's  shareholders in proportion to the dividends paid to such shareholders  with the same  consequences  as if the  shareholders  received the excess inclusion income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Funds expect that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act, regulated  investment  companies such as the Funds are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     In addition,  with respect to Fund  shareholders who are not nominees,  for
Fund taxable  years  beginning  on or after  January 1, 2007, a Fund must report excess inclusion income to shareholders in two cases:

     o    If the excess  inclusion  income  received  by a Fund from all sources exceeds 1% of the Fund's gross income,  it must inform the non-nominee shareholders  of the amount and character of excess  inclusion  income allocated to them; and

     o    If a Fund receives  excess  inclusion  income from a REIT whose excess inclusion  income in its most  recent  tax year  ending not later than nine months  before the first day of the Fund's  taxable year exceeded
          3% of the REIT's total dividends, the Fund must inform its non-nominee shareholders  of the amount  and  character  of the  excess  inclusion income allocated to them from such REIT.

     Under these rules,  the taxable  income of any Fund  shareholder  can in no event be less that the sum of the  excess  inclusion  income  allocated  to that shareholder  and any such  excess  inclusion  income  cannot  be  offset  by net operating losses of the shareholder.  If the shareholder is a tax-exempt  entity and not a  "disqualified  organization,"  then this  income is fully  taxable as unrelated business taxable income under the Code.  Charitable reminder trusts do not incur  UBTI by  receiving  excess  inclusion  income  from the Fund.  If the shareholder  is a non-U.S.  person,  such  shareholder  would be subject to U.S.
federal income tax withholding at a rate of 30% on this income without reduction or exemption  pursuant to any  otherwise  applicable  income tax treaty.  If the shareholder  is a REIT,  a regulated  investment  company,  common trust fund or other  pass-through  entity,  such  shareholder's  allocable share of the Fund's excess  inclusion  income would be considered  excess  inclusion  income of such entity and such entity would be subject to tax at the highest corporate tax rate

                                       85

on any excess  inclusion  income allocated to their owners that are disqualified organizations.  Accordingly,  investors  should be aware  that a portion  of the
Fund's income may be considered excess inclusion income.

     Compliance  with  these   requirements   will  require  a  Fund  to  obtain
significant cooperation from the REITs in which it invests.

     Investments in securities of uncertain tax character.  Each Fund may invest in securities the U.S. Federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

     Backup Withholding.  By law, a Fund must withhold a portion of your taxable dividends and sales proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number,
     o    certify that this number is correct,
     o    certify that you are not subject to backup withholding, and
     o    certify that you are a U.S. person (including a U.S. resident alien).

     A  Fund  also  must  withhold  if  the  IRS  instructs  it to do  so.  When withholding  is  required,  the amount will be 28% of any  dividends or proceeds paid.  The special U.S. tax  certification  requirements  applicable to non-U.S.
investors are described under the "Non-U.S. Investors" heading below.

     Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United
States,  are a nonresident  alien individual,  foreign trust or estate,  foreign corporation,  or foreign  partnership)  may be subject to U.S.  withholding  and estate tax and are  subject  to special  U.S.  tax  certification  requirements.
Non-U.S.  investors should consult their tax advisors about the applicability of
U.S.  tax  withholding  and the use of the  appropriate  forms to certify  their status.

     In general.  The United  States  imposes a flat 30%  withholding  tax (or a withholding tax at a lower treaty rate) on U.S. source  dividends,  including on income  dividends  paid to you by a Fund,  subject  to  certain  exemptions  for
dividends  designated  as  capital  gain  dividends,   short-term  capital  gain
dividends  and   interest-related   dividends  as  described   below.   However,
notwithstanding  such  exemptions  from  U.S.  withholding  at the  source,  any dividends and distributions of income and capital gains,  including the proceeds from the sale of your Fund shares,  will be subject to backup  withholding  at a rate of 28% if you fail to properly certify that you are not a U.S. person.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends.  Interest-related dividends paid by a Fund from qualified  net  interest  income  are  not  subject  to  U.S.  withholding  tax.
"Qualified interest income" includes,  in general,  U.S. source (1) bank deposit interest,  (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in  registered  form,  unless  it is  earned  on an  obligation  issued  by a corporation or  partnership in which the Fund is a 10-percent  shareholder or is
contingent  interest,  and  (4)  any  interest-related   dividend  from  another
regulated  investment  company.  On any  payment  date,  the amount of an income dividend  that is designated  by a Fund as an  interest-related  dividend may be more or  less  than  the  amount  that is so  qualified.  This  is  because  the designation  is based on an estimate of a Fund's  qualified net interest  income for its entire  fiscal  year,  which can only be  determined  with  exactness at fiscal year end. As a  consequence,  a Fund may over  withhold a small amount of
U.S. tax from a dividend  payment.  In this case, the non-U.S.  investor's  only recourse may be to either forgo recovery of the excess withholding, or to file a
United States nonresident income tax return to recover the excess withholding.

     Further  limitations  on tax reporting for  interest-related  dividends and short-term  capital gain dividends for non-U.S.  investors;  sunset rule. It may not be practical in every case for a Fund to  designate,  and each Fund reserves the right

                                       86

in these cases to not designate, small amounts of interest-related or short-term capital gain dividends.  Additionally,  a Fund's designation of interest-related or short-term  capital gain dividends may not be passed through to  shareholders by  intermediaries  who have  assumed tax  reporting  responsibilities  for this income in managed or omnibus accounts due to systems  limitations or operational
constraints.   The  exemption  from  withholding  for  short-term  capital  gain dividends  and  interest-related  dividends  paid  by a Fund  is  effective  for dividends paid with respect to taxable years of a Fund beginning  after December
31, 2004 and before January 1, 2008 unless such  exemptions are extended or made permanent.

     Investment in U.S. real property. A Fund may invest in equity securities of corporations that invest in U.S. real property, including Real Estate Investment
Trusts  (REITs).  The sale of a U.S. real  property  interest by a Fund, or by a
REIT or U.S. real property  holding  corporation in which the Fund invests,  may trigger  special  tax  consequences  to the Fund's  non-U.S.  shareholders.  The
Foreign  Investment  in Real Property Tax Act of 1980  (FIRPTA)  makes  non-U.S.
persons  subject to U.S. tax on disposition of a U.S. real property  interest as if he or she were a U.S.  person.  Such gain is sometimes  referred to as FIRPTA gain. The Code provides a look-through  rule for distributions of FIRPTA gain by a regulated investment company (RIC) such as a Fund, as follows:

o    The RIC is  classified  as a  qualified  investment  entity.  A  "qualified investment  entity"  includes  a RIC if, in  general,  more than 50% of the
     RIC's assets consists of interests in REITs and U.S. real property  holding corporations;

o    You are a  non-U.S.  shareholder  that owns more than 5% of a class of Fund shares at any time  during the  one-year  period  ending on the date of the distribution; and

o    If these conditions are met, Fund  distributions to you are treated as gain from the disposition of a U.S. real property interest (USRPI),  causing the distribution  to be subject to U.S.  withholding  tax at a rate of 35%, and requiring that you to file a nonresident U.S. income tax return.

o    In addition, even if you are a non-U.S. shareholder that owns 5% or less of a class of shares of a Fund  classified as a qualified  investment  entity,
     Fund  Distributions  to you  attributable to gain realized by the Fund from disposition  of USRPI will be treated as ordinary  dividends  (rather  than short- or long-term  capital gain) subject to withholding at a 30% or lower treaty rate.

     Because  each Fund  expects  to invest  less than 50% of its  assets at all times,  directly and indirectly,  in U.S. real property interests,  the Funds do not expect to pay any  dividends  that would be subject to FIRPTA  reporting and tax withholding.

     Net Investment  income from dividends on stock and foreign source  interest income continue to be subject to withholding tax; effectively  connected income.
Ordinary dividends paid by a Fund to non-U.S.  investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and
(ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.
If you hold your Fund shares in connection  with a U.S. trade or business,  your income and gains will be considered  effectively  connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident
U.S. income tax return.

     U.S.  estate tax. An  individual  who, at the time of death,  is a Non-U.S.
shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless  a treaty  exemption  applies.  If a treaty  exemption  is  available,  a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the  exemption  in order to  obtain a U.S.  federal  transfer  certificate.  The transfer  certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit  (equivalent to U.S. situs assets with a value of $60,000).  For estates  with U.S.  situs assets of not more than
$60,000,  the Fund may accept, in lieu of a transfer  certificate,  an affidavit from an appropriate  individual evidencing that decedent's U.S. situs assets are below this threshold  amount.  In addition,  a partial exemption from U.S estate tax may apply to Fund shares held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a
Fund at the end of the quarter  immediately  preceding the decedent's death that are debt  obligations,  deposits,  or other  property  that would  generally  be treated as situated  outside the United  States if held  directly by the estate.
This  provision  applies to decedents  dying after  December 31, 2004 and before
January 1, 2008, unless such provision is extended or made permanent.  Transfers by gift of shares of a Fund by a non-U.S. shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. The tax consequences to a non-U.S.  shareholder  entitled  to claim the  benefits of an  applicable  tax treaty may be different from

                                       87

those described herein. Non-U.S. shareholders are urged to consult their own tax advisers  with  respect  to  the  particular  tax  consequences  to  them  of an investment in a Fund, including the applicability of foreign tax.

     U.S Tax Certification  Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8 BEN provided without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

     This discussion of "Distributions  and Taxes" is not intended or written to be used as tax  advice  and does  not  purport  to deal  with  all  federal  tax consequences  applicable to all  categories  of investors,  some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in a Fund.

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

     To obtain the Funds' most current performance information, please call: 800
914-0278 or visit www.optimummutualfunds.com

     Performance quotations represent the Funds' past performance and should not be considered as  representative  of future  results.  The Funds will  calculate their  performance  in  accordance  with  the  requirements  of  the  rules  and regulations under the 1940 Act, or any other applicable U.S.  securities law, as they may be revised from time to time by the SEC.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     [_______________],           which          is          located          at
[_________________________________________],    serves   as   the    independent
registered  public  accounting  firm for the Trust and, in its capacity as such, audits the annual financial  statements of the Fund. The Fund's Statement of Net
Assets, Statement of Assets and Liabilities, Statement of Operations, Statements
of  Changes  in  Net  Assets,   Financial  Highlights  and  Notes  to  Financial
Statements,  as well as the report of  [_______________],  for the  fiscal  year ended March 31, 2008 are included in the Fund's Annual  Report to  shareholders.
The financial  statements and financial  highlights,  the notes relating thereto and the reports of [_______________] listed above are  [_______________________]
from the Annual Reports into this Part B.

--------------------------------------------------------------------------------
                                PRINCIPAL HOLDERS
--------------------------------------------------------------------------------

     As of July 1, 2008, the Trust believes that there were no accounts  holding
5% or more of the outstanding shares of any Class of any Fund.

                                       88

--------------------------------------------------------------------------------
                       APPENDIX A - DESCRIPTION OF RATINGS
--------------------------------------------------------------------------------

Bonds
     Excerpts from S&P's  description  of its bond ratings:  AAA--highest  grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Fitch's  description of its bond ratings:  AAA--highest grade obligations;  extremely strong capacity to pay principal and interest;  AA--also qualify as high grade obligations,  and in the majority of instances differ from
AAA issues only in a small  degree;  very strong  capacity to pay  principal and interest;  A--strong ability to pay interest and repay principal;  somewhat more susceptible  to the  adverse  effects of  changing  circumstances  and  economic conditions although more susceptible to changes in circumstances;  BBB--regarded as having an adequate  capacity to pay  interest and repay  principal;  normally exhibit  adequate  protection  parameters,  but adverse  economic  conditions or changing circumstances more likely to lead to weakened capacity to pay principal and  interest  than for  higher-rated  bonds.  BB, B, CCC, CC,  C--regarded,  on balance,  as having significant  speculative  characteristics.  BB indicates the least degree of speculation and C the highest degree of speculation.  While such debt will likely have some  quality and  protective  characteristics,  these are outweighed by large uncertainties or major risk exposures to adverse conditions;
DDD, DD, D--in default.

     Plus  (+) or  minus  (-) may be  added  to  ratings  from AA to CCC to show relative standing within the major rating categories.

     Excerpts from Moody's  description  of its bond ratings:  Aaa--judged to be the best quality.  They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards;  A--possess favorable attributes and are considered  "upper medium" grade  obligations;  Baa--considered  as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically  unreliable over any great length of time; Ba--judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection of interest and  principal  payments may be moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B--generally lack characteristics of the desirable investment.  Assurance of interest and principal payments or of maintenance  of other terms of the contract  over any long period of time may be small; Caa--are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest;  Ca--represent obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked  shortcomings;  C--the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor prospects of ever attaining any real investment standing.

     For rating categories Aa to Caa, Moody's includes a 1, 2 or 3 following the rating to designate a high, medium or low rating, respectively

Commercial Paper
     Excerpts  from  S&P's  description  of its  two  highest  commercial  paper ratings:  A-1--degree of safety  regarding  timely payment is strong; a plus (+)
sign denotes extremely strong safety  characteristics;  A-2--capacity for timely payment is  satisfactory;  the  relative  degree of safety is not as high as for issuers designated A-1.

     Excerpts  from  Moody's  description  of its two highest  commercial  paper ratings: P-1--superior quality; P-2--strong quality.

                                       89

     Excerpts  from  Fitch,  Inc.'s  description  of its highest  ratings:  F-1+
--Exceptionally  strong quality;  F-1 --Very strong  quality;  F-2 --Good credit quality.

                                       90

--------------------------------------------------------------------------------
                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES
--------------------------------------------------------------------------------

     This Appendix  provides the proxy voting  policies and  procedures  (or, in some cases,  a summary of the proxy  voting  policies  and  procedures)  for the
Manager and each Sub-Adviser.

The Manager

The Fixed Income Fund has formally  delegated to the Manager the ability to make all proxy voting  decisions in relation to portfolio  securities that it manages for the Fund.  If and when proxies  need to be voted on behalf of the Fund,  the
Manager  will vote  such  proxies  pursuant  to its Proxy  Voting  Policies  and
Procedures  (the  "Procedures").  The Manager  has  established  a Proxy  Voting
Committee (the  "Committee")  which is responsible  for overseeing the Manager's proxy  voting  process  for the Fund.  One of the main  responsibilities  of the
Committee is to review and approve the  Procedures to ensure that the Procedures are  designed to allow the Manager to vote proxies in a manner  consistent  with the goal of voting in the best interests of the Fund.

In order to facilitate  the actual  process of voting  proxies,  the Manager has contracted  with  Institutional  Shareholder  Services  ("ISS") to analyze proxy statements  on behalf of the Fund and other of the  Manager's  clients  and vote
proxies   generally  in  accordance  with  the  Procedures.   The  Committee  is
responsible for overseeing  ISS's proxy voting  activities.  If a proxy has been voted for the Fund,  ISS will  create a record  of the  vote.  By no later  than
August  31 of each  year,  information  (if any)  regarding  how the Fund  voted proxies  relating to portfolio  securities  during the most  recently  disclosed
12-month period ended June 30 is available without charge (i) through the Fund's website  at  www.optimummutualfunds.com;  and  (ii)  on  the  SEC's  website  at
www.sec.gov.

The  Procedures  contain a general  guideline  that  recommendations  of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in determining how proxy issues should be voted.  However,  the
Manager will normally vote against management's position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and the Manager will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Fund.  Some examples of the  Guidelines are as follows:
(i) generally vote for shareholder  proposals  asking that a majority or more of directors be  independent;  (ii) generally  vote against  proposals to require a supermajority  shareholder vote; (iii) votes on mergers and acquisitions  should be considered  on a  case-by-case  basis,  determining  whether the  transaction enhances  shareholder  value;  (iv) generally vote against proposals to create a new class of common  stock with  superior  voting  rights;  (v)  generally  vote re-incorporation  proposals on a case-by-case  basis; (vi) votes with respect to equity-based  compensation  plans are  generally  determined  on a  case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company's operations and products.

Because  the Fund has  delegated  proxy  voting to the  Manger,  the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures  regarding this matter.  However, the Manager does  have a  section  in its  Procedures  that  addresses  the  possibility  of conflicts of interest.  Most proxies which the Manager receives on behalf of the
Fund are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined  Procedures, it normally will not be necessary for the Manager to make an actual  determination of how to vote a particular proxy,  thereby largely eliminating  conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS's recommendation,  the
Committee  will first assess the issue to see if there is any possible  conflict of interest  involving  the Manager or affiliated  persons of the Manager.  If a member of the  Committee  has actual  knowledge of a conflict of  interest,  the
Committee  will  normally use another  independent  third party to do additional research on the particular proxy issue in order to make a recommendation  to the
Committee  on how to vote the  proxy  in the best  interests  of the  Fund.  The
Committee  will  then  review  the proxy  voting  materials  and  recommendation provided by ISS and the  independent  third party to  determine  how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                     * * * *

                                       91

Delafield

I.   Policy

Proxy voting is an  important  right of  shareholders  and  reasonable  care and diligence  must be undertaken to ensure that such rights are properly and timely exercised.  Delafield has discretion to vote the proxies of its clients, it will vote those proxies in the best  interest of its clients and in  accordance  with these policies and procedures.

II.  Proxy Voting Procedures

(a) All  proxies  received  by  Delafield  will be  sent  to  Delafield's  Proxy
Coordinator. Delafield's Proxy Coordinator will:

     (1) Keep a record of each proxy received;

     (2) Forward  the proxy to the  Analyst/Manager  who follows the  particular security and therefore is responsible for making the voting decision, and at the same time a copy to the Compliance  Officer for  identification  of conflicts of interest between the Delafield and its clients;

     (3) Absent material  conflicts (see Section IV), the  Analyst/Manager  will determine how Delafield should vote the proxy. The Analyst/Manager will send its decision on how Delafield will vote a proxy to the Proxy Coordinator.

     (4) Delafield  retains a third party to assist in  coordinating  and voting proxies with respect to client securities. Portfolio Administration monitors the third party to assure that all proxies are being properly voted and  appropriate records  are  being  retained.  The  current  service  provider  being  used  is
Institutional Shareholder Services ("ISS"). ISS is responsible for receiving all proxy ballots from Delafield's client custodians, performing a reconciliation to ensure that all shares are accounted for and notifying Delafield of all upcoming meetings  via  their  website.  Delafield  is then able to cast the vote via the website by a deadline  enforced by ISS to ensure  ample time is allotted for the vote to be  received by the  company.  ISS  maintains  all client  proxy  voting history and is available upon request by Delafield.

III. Voting Guidelines

In the absence of specific  voting  guidelines  from the client,  Delafield will vote proxies in the best interests of each particular  client,  which may result in different voting results for proxies for the same issuer.  Delafield believes that voting proxies in accordance  with the following  guidelines is in the best interests of its clients.

Generally,  Delafield  will  vote in favor  of  routine  corporate  housekeeping proposals, including election of directors (where no corporate governance issues are implicated),  selection of auditors, and increases in or reclassification of common stock.

Generally,  Delafield will vote against proposals that make it more difficult to replace  members of the  issuer's  board of  directors,  including  proposals to stagger  the  board,  cause  management  to be over  represented  on the  board, introduce  cumulative  voting,  introduce  unequal  voting  rights,  and  create supermajority voting.

For other proposals, Delafield shall determine whether a proposal is in the best interests of its clients and may take into account the following factors,  among others:

(1)  whether the proposal was  recommended  by  management  and the  Delafield's opinion of management;

(2)  whether the proposal acts to entrench existing management; and

(3)  whether the  proposal  fairly  compensates  management  for past and future performance.

IV.  Conflicts of Interest

                                       92

(a) Michael Appleton, Delafield's Compliance Officer will identify any conflicts that exist between the interests of Delafield and its clients.  This examination will include a review of the  relationship  of Delafield and its affiliates with the issuer of each  security and any of the issuer's  affiliates to determine if the issuer is a client of  Delafield  or an  affiliate  of Delafield or has some other relationship with Delafield or a client of Delafield.

(b) If a material  conflict exists,  Delafield will determine  whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. Delafield will also determine whether it is appropriate to disclose  the conflict to the  affected  clients  and,  except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974,
as amended  ("ERISA"),  give the clients the  opportunity  to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves  to the ERISA  client the  authority  to vote  proxies  when  Delafield determines it has a material conflict that affects its best judgment as an ERISA fiduciary,  Delafield  will give the ERISA  client the  opportunity  to vote the proxies  themselves.  Absent the client reserving voting rights,  Delafield will vote the proxies solely in accordance with the policies  outlined  Section "III.
Voting Guidelines" above.

V.   Limitations

In certain  circumstances,  in accordance  with a client's  investment  advisory contract (or other written directive) or where RTAM has determined that it is in the client's best interest,  RTAM will not vote proxies received.  The following are some circumstances where RTAM will limit its role in voting proxies received on client securities:

(a)  Limited  Value:  If RTAM  concludes  that the value of a client's  economic
interest  or  the  value  of  the  portfolio   holding  is   indeterminable   or
insignificant,  RTAM will abstain from voting a client's proxies.  RTAM does not vote  proxies  received for  securities  that are no longer held by the client's account.

(b)  Securities  Lending  Program:  When  securities  are out on loan,  they are transferred  into the  borrower's  name and are  voted by the  borrower,  in its discretion.  However  where RTAM  determines  that a proxy vote (or  shareholder action is  materially  important  to the client's  account,  RTAM may recall the security).

(c) Unjustifiable  Costs: In certain  circumstances,  after doing a cost-benefit analysis, RTAM may abstain from voting where the cost of voting a client's proxy would exceed any anticipated benefits of the proxy proposal.

VI.  Disclosure

(a)  Delafield  will  disclose in its Form ADV Part II that  clients may contact
Michael Appleton,  Delafield's  Compliance  Officer,  via e-mail or telephone at
mappleton@rnt.com  or  212-830-5494  in  order  to  obtain  information  on  how
Delafield voted such client's  proxies,  and to request a copy of these policies and procedures.  If a client requests this  information,  Michael  Appleton will prepare a written response to the client that lists,  with respect to each voted proxy that the client has inquired  about,  (1) the name of the issuer;  (2) the proposal voted upon and (3) how Delafield voted the client's proxy.

(b) A concise  summary of these Proxy  Voting  Policies and  Procedures  will be included in  Delafield's  Form ADV Part II, and will be updated  whenever  these policies and procedures are updated. Michael Appleton will arrange for a copy of this summary to be sent to all existing  clients who will already have been sent
Delafield's  Form ADV Part  II,  which is  required  to be  offered  to  clients annually either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VII. Recordkeeping

The Proxy Coordinator with the assistance of ISS will maintain files relating to
Delafield's proxy voting procedures in an easily accessible place.  Records will be  maintained  and  preserved  for five years  from the end of the fiscal  year during which the last entry was made on a record, with records for the first two years kept in the offices of Delafield and ISS. Records of the following will be included in the files:

(a) Copies of these proxy voting  policies and  procedures,  and any  amendments thereto.

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(b) A copy of each proxy statement that Delafield receives provided however that
Delafield  might rely on  obtaining  a copy of proxy  statements  from the SEC's
EDGAR system for those proxy statements that are so available.

(c) A record of each vote that Delafield casts.

(d) A copy of any  document  Delafield  created  that was  material  to making a decision how to vote proxies, or that memorializes that decision.

(e) A copy of each written client request for information on how Delafield voted such  client's  proxies,  and a copy of any written  response to any (written or oral) client request for information on how Delafield voted its proxies.

                                     * * * *

Mondrian Investment Partners Limited ("Mondrian")

Mondrian has established a Proxy Voting  Committee (the  "Committee"),  which is responsible for overseeing  Mondrian's proxy voting process for the Fund. One of the  main  responsibilities  of the  Committee  is to  review  and  approve  the
Procedures to ensure that the  Procedures are designed to allow Mondrian to vote proxies in a manner  consistent with the goal of voting in the best interests of the Fund.

In order to  facilitate  the actual  process  of voting  proxies,  Mondrian  has contracted  with  Institutional  Shareholder  Services  ("ISS") to analyze proxy statements  on behalf of the Fund and other  Mondrian  clients and vote  proxies generally in accordance  with the  Procedures.  After a proxy has been voted for the  Fund,  ISS will  create a record  of the vote  that  will be  available  to stockholders  and filed with the SEC on a yearly  basis  beginning no later than
August 31, 2004. The Committee is responsible for overseeing  ISS's proxy voting activities.

The  Procedures  contain a general  guideline  that  recommendations  of company management  on an issue  (particularly  routine  issues)  should be given a fair amount of weight in  determining  how  proxy  issues  should be voted.  However,
Mondrian will normally vote against  management's  position when it runs counter to its specific Proxy Voting  Guidelines (the  "Guidelines"),  and Mondrian will also  vote  against  management's  recommendation  when it  believes  that  such position is not in the best interests of the Fund.

As stated above,  the  Procedures  also list specific  Guidelines on how to vote proxies on behalf of the Fund.  Some examples of the  Guidelines are as follows:
(i)  generally  abstain if a company  changes  its  auditor and fails to provide
shareholders   with  an  explanation   for  the  change;   (ii)  generally  vote
re-incorporation  proposals on a case-by-case  basis;  (iii)  generally vote for proposals to  restructure  existing  debt  arrangements  unless the terms of the restructuring would adversely affect the rights of shareholders;  (iv) generally vote  amendments to the articles of  association on a  case-by-case  basis;  (v)
generally  vote  against the creation of a new class of  preference  shares that would carry superior voting rights to the common shares; (vi) generally vote for share repurchase plans,  unless clear evidence of past abuse of the authority is available or the plan contains no safeguards  against  selective  buybacks;  and
(vii) votes with respect to management  compensation  plans are  determined on a case-by-case basis.

Because  the  Fund has  delegated  proxy  voting  to  Mondrian,  the Fund is not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, Mondrian does have a section in its Procedures  that addresses the possibility of conflicts of interest. Most proxies that Mondrian receives on behalf of the Fund are voted by
ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS  pursuant  to the  pre-determined  Procedures,  it  normally  will not be necessary  for  Mondrian  to  make  an  actual  determination  of how to  vote a particular proxy, thereby largely eliminating conflicts of interest for Mondrian during the proxy voting process. In the very limited instances where Mondrian is considering voting a proxy contrary to ISS's recommendation,  the Committee will first  assess the issue to see if there is any  possible  conflict  of  interest involving  Mondrian  or  affiliated  persons  of  Mondrian.  If a member  of the
Committee has actual  knowledge of a conflict of interest,  the  Committee  will normally use another  independent  third party to do additional  research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best  interests of the Fund.  The  Committee  will then review the proxy voting  materials  and  recommendation  provided by ISS and the independent  third

                                       94

party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Fund.

                                     * * * *

H&W

Purpose
The purpose of these Proxy Voting  Policies and Procedures is to memorialize the procedures and policies  adopted by H&W to enable it to comply with its accepted responsibilities  and the  requirements  of Rule 206(4)-6  under the  Investment
Advisers Act of 1940, as amended ("Advisers Act").

Policy
H&W acts as  discretionary  investment  adviser for various  clients,  including clients  governed  by the  Employee  Retirement  Income  Security  Act  of  1974
("ERISA").   Unless  a  client  (including  a  "named  fiduciary"  under  ERISA)
specifically  reserves  the  right to vote its own  proxies,  H&W will  vote all proxies  in  sufficient  time  prior  to  their  deadlines  as part of its  full discretionary authority over the assets.

When voting proxies for clients,  H&W's primary concern is that all decisions be made solely in the best interest of the shareholder  (for ERISA  accounts,  plan beneficiaries  and  participants,  in  accordance  with the letter and spirit of
ERISA).  H&W will act in a manner it deems  prudent  and  diligent  and which is intended to enhance the economic value of the assets of the account.

Guidelines
Each proxy issue will be considered individually. The following guidelines are a partial  list to be  used in  voting  on  proposals  often  contained  in  proxy statements,  but will not be used as rigid rules.  The voting policies below are subject to  modification  in certain  circumstances  and will be reexamined from time to time.  With respect to matters that do not fit in the categories  stated
below,  H&W will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.

Management Proposals
The  majority  of  votes  presented  to  shareholders   are  proposals  made  by
management,  which have been approved and recommended by its board of directors.
Generally,  in the  absence  of any  unusual  or  non-routine  information,  the following items are likely to be supported:

o    Ratification of appointment of independent auditors
o    General updating/corrective amendments to charter
o    Increase in common share authorization for a stock split or share dividend
o    Stock option plans that are incentive based and not excessive o Election of directors

The following items will always require company specific and case-by-case review and analysis when submitted by management to a shareholder vote:

o    Directors' liability and indemnity proposals
o    Executive compensation plans
o    Mergers,  acquisitions, and other restructurings submitted to a shareholder vote
o    Anti-takeover and related provisions

Shareholder Proposals
Under ERISA  standards,  it is  inappropriate to use (vote) plan assets to carry out social agendas or purposes. Thus, shareholder proposals are examined closely for their  relationship  to the best  interest of  beneficiaries,  and  economic impact. In general,  H&W will vote in accordance with the  recommendation of the company's board of directors on all

                                       95

shareholder proposals.  However, H&W will support shareholder proposals that are consistent with H&W's proxy voting guidelines for board-approved proposals

Generally, shareholder proposals related to the following items are supported:

o   Confidential voting
o   Bylaw and charter amendments only with shareholder approval
o   Majority of independent directors in a board

Generally, shareholder proposals related to the following items are not supported:

o    Limitations on the tenure of directors
o    Declassification of the board
o    Cumulative voting
o    Restrictions related to social,  political, or special interest issues that impact the ability of the company to do business or be competitive and that have a significant financial or vested interest impact.
o    Reports  which  are  costly  to  provide  or  expenditures  which  are of a non-business  nature or would  provide no  pertinent  information  from the perspective of shareholders.

Conflict of Interest
Due to the nature of H&W's  business  and its small size,  it is  unlikely  that conflicts of interest will arise in voting proxies of public companies. However, if a potential  conflict of interest did arise it would typically be a proxy for a company that is also H&W's client.  In this event,  the Compliance  Department will review these votes to make sure that H&W's  proposed  votes are  consistent with the established guidelines and not prompted by any conflict of interest.

H&W may  receive  proxies  for  companies  which are  clients of  Stephens  Inc.
("Stephens"),  a full service  broker-dealer  and  investment  bank whose parent company,  Stephens Group Inc., owns a non-controlling  minority interest in H&W.
Stephens  does not  directly  or  indirectly  participate  in H&W's  policies or decisions with respect to proxy voting.

Procedures
H&W's Portfolio Services Department is responsible for ensuring that all proxies received by H&W are voted in a timely manner and voted  consistently  across all portfolios.  Although many proxy  proposals can be voted in accordance  with our established  guidelines,  we  recognize  that  some  proposals  require  special consideration,  which  may  dictate  that  we  make an  exception  to our  broad guidelines.

H&W subscribes to an independent  third party proxy research firm which provides analysis and  recommendation  for company  proxies.  On specific items where the board-approved  recommendation  and the research  firm's  recommendation  do not agree, H&W will generally  approve the  board-approved  recommendation  if it is consistent  with our  established  guidelines.  The H&W analyst  responsible for research for the company makes a determination  on how to vote the proxies using our established guidelines.

Whenever H&W is proposing to vote against the board-approved  recommendations or against its established guidelines,  the Compliance Department will review these votes to make sure that H&W's  proposed  vote is not prompted by any conflict of interest.

Record Keeping
In accordance  with Rule 204-2 under the Advisers Act, H&W will maintain for the time  periods  set  forth in the Rule (i)  these  proxy  voting  procedures  and policies,  and all  amendments  thereto;  (ii)  all  proxy  statements  received regarding client securities  (provided  however,  that H&W may rely on the proxy statement  filed on EDGAR as its  records);  (iii) a record of all votes cast on behalf of  clients;  (iv)  records  of all  client  requests  for  proxy  voting information;  (v) any documents prepared by the H&W that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi)
all records relating to requests made by clients regarding conflicts of interest in voting the proxy.

                                       96

H&W will describe in its Part II of Form ADV (or other  brochure  fulfilling the requirement  of Rule 204-3) its proxy voting  policies and procedures and advise clients how they may obtain  information  about how H&W voted their  securities.
Clients may obtain  information  about how their securities were voted or a copy of our Proxy Voting  Policies and Procedures  free of charge by written  request addressed to H&W.

                                     * * * *

Columbia WAM

All proxies for client  securities for which Columbia  Wanger Asset  Management,
L.P.  ("CWAM")  has been  granted  authority  to vote shall be voted in a manner considered to be in the best interests of CWAM's clients, including the Columbia
Acorn  Funds  ("Acorn")  and  Wanger  Advisor  Trust  Funds  ("WAT")  and  their shareholders,  without  regard to any benefit to CWAM or its  affiliates.  Where
CWAM retains voting authority, as for most client securities, CWAM shall examine each  recommendation and vote against  management's  recommendation,  if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely  the current or potential  market  value of the  issuer's  securities.
References  to the best interest of a client refer to the interest of the client in terms of the potential  economic  return on the client's  investment.  In the event a client believes that its other interests  require a different vote, CWAM shall vote as the client  instructs.  In limited cases where in CWAM is required
to  adhere  to  regulatory   restrictions   over  ownership  limits  of  certain
securities,  CWAM may delegate voting authority to an independent third party to vote in the shareholders best interest.

CWAM  addresses   potential  material  conflicts  of  interest  by  having  each individual  stock analyst  review and vote each proxy for the stocks that he/she follows.  For those proposals  where the analyst is voting against  management's recommendation  or where  there is a  variance  from  the  guidelines  contained herein, the CWAM Proxy Committee will determine the vote in the best interest of
CWAM's clients,  without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM's policy is based upon its fiduciary obligation to act in its clients' best interests and rules under the Investment  Company Act of 1940 and the Investment
Advisers Act of 1940,  which impose  obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.   ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM or independent third party, ISS delegated to vote in place of CWAM shall vote as follows:

Separately Managed Accounts

CWAM or ISS shall vote  proxies on  securities  held in its  separately  managed accounts where the client has given CWAM proxy voting authority.  CWAM currently has  authority  to vote  proxies for the Fairfax  County  Employees'  Retirement
System and Fleet Boston  Financial  Pension Plan but does not have  authority to vote proxies for the State of Oregon.

                                       97

Columbia Acorn Trust/Wanger Advisors Trust

CWAM or ISS shall vote proxies for  portfolio  securities  held in the Acorn and
WAT funds.

CWAM Offshore Funds

CWAM or ISS shall vote  proxies  on  securities  held in the  Wanger  Investment
Company PLC (Wanger US Smaller Companies and Wanger European Smaller  Companies)
and Banque Du Louvre Multi Select  Funds.  CWAM has not been given  authority to vote proxies on securities held in the New America Small Caps Fund.

CWAM Subadvised Mutual Fund Accounts

The   authority  to  vote  proxies  on  securities   held  in  the   RiverSource
International  Aggressive Growth Fund is reserved to the client. CWAM or ISS has authority to vote proxies on securities held in the Optimum Small-Mid Cap Growth
Fund.

II.      PROXY COMMITTEE

CWAM has established a Proxy  Committee,  which consists of the Chief Investment
Officer,  the Chief Operating Officer and the Chief Compliance  Officer of CWAM.
For proxy  voting  purposes  only,  the Proxy  Committee  will also  include the analyst who follows the portfolio security on which to be voted. The director of domestic  research may serve as an alternate  member of the Proxy  Committee for voting purposes.

The functions of the Proxy Committee shall include, in part,

(a)  direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the Voting Guidelines,

(b)  annual review of this Policy and  Procedures  Manual to ensure  consistency with internal policies and legal and regulatory requirements,

(c)  annual review of existing  Voting  Guidelines and development of additional
     Voting Guidelines to assist in the review of proxy proposals, and

(d)  development and modification of Voting  Procedures as it deems  appropriate or necessary.

In  determining  the vote on any proposal for which it has  responsibility,  the
Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter,  which shall be consistent with this policy and  procedure.  The  charter  shall set forth the  Committee's  purpose, membership and  operation.  The charter shall include  procedures  prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct  relationship  with the issuer or other  party  affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

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The Proxy  Committee  shall  furnish a copy of the  charter to the  trustees  of
Columbia   Acorn  Trust  and  of  Wanger   Advisors  Trust  and  copies  of  any
modifications of the charter or of this Policy and Procedures  Manual (including any modification of the Voting Guidelines or Voting Procedures).

III.     VOTING GUIDELINES

Except  under  limited  circumstances  (described  in  Section  IV)  where  CWAM delegates  voting power to an  independent  third party,  The stock  analyst who follows  the stock  reviews  all  proxies  and  ballot  items for which CWAM has authority to vote.  The analyst will  consider the views of  management  on each proposal,  and if these views are  consistent  with the CWAM Proxy Policy,  will vote in favor of management.  However,  each analyst has the  responsibility  of
independently   analyzing  each  proposal  and  voting  each  proxy  item  on  a case-by-case basis.

Following  are some  guidelines  CWAM uses with  respect  to voting on  specific matters:

Election of the Board of Directors

CWAM will generally support  management's  recommendation  for proposals for the election of  directors or for an increase or decrease in the number of directors provided a majority of directors would be independent.  When director  elections are contested,  the analyst's recommendation and vote should be forwarded to the
Proxy Committee for a full vote.

Approval of Independent Auditors

CWAM will generally support  management in its annual appointment or approval of independent  corporate  auditors.  An  auditor  will  usually  be  thought of as independent  unless the  auditor  receives  more than 50% of its  revenues  from non-audit  activities from the company and its affiliates.  In those cases,  the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

CWAM is  generally  opposed  to  compensation  plans that  substantially  dilute ownership interest in a company,  provide participants with excessive awards, or
have   inherently   objectionable   structural   features.   Specifically,   for
equity-based  plans,  if the  proposed  number of shares  authorized  for option programs  (excluding  authorized shares of expired or exercised  options) exceed
10% of the currently  outstanding  shares overall or 3% for directors  only, the proposal  should be referred to the Proxy  Committee.  The  Committee  will then consider the circumstances  surrounding the issue and vote in the best interests of the client.

Corporate Governance Issues

CWAM will generally  support  resolutions to improve  shareholder  democracy and reduce the likelihood of management  entrenchment or  conflict-of-interest.  All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic  premise.  If an analyst  believes  that a vote should be made contrary to this premise,  then the recommendation should be brought to the
Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

CWAM believes that "ordinary  business matters" are primarily the responsibility of  management  and  should be  approved  solely by the  corporation's  board of directors.  However, proposals regarding social issues initiated by shareholders asking the company to  disclose  or amend  certain  business  practices  will be analyzed by the  appropriate  CWAM stock analyst and

                                       99

evaluated on a case-by-case  basis.  If an analyst  believes that a vote against management is appropriate,  he/she should refer the proposal to the full vote by the Proxy Committee.

"Blank Check" Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other  items in a "blank  check"  manner.  Analysts  should  vote  against  such proposals without referring those to the Proxy Committee.

Special Issues Voting Foreign Proxies

Voting   proxies  with   respect  to  shares  of  foreign   stocks  may  involve
significantly  greater  effort  and  corresponding  cost due to the  variety  of regulatory  schemes and corporate  practices in foreign  countries.  Oftentimes, there may be language barriers,  which will mean that an English  translation of proxy  information may not be available.  Or, a translation  must be obtained or commissioned  before the  relevant  shareholder  meeting.  Time  frames  between shareholder notification,  distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.  In situations like these and in others where CWAM believes that it is uncertain with regards to the information  received  or because  the cost of voting a proxy  could  exceed the expected benefit, the CWAM analyst may elect to abstain from voting.

In addition,  to vote shares in some countries,  shares must be "blocked" by the custodian or depository  for a specified  number of days before the  shareholder meeting.  Blocked  shares  typically  may not be traded  until the day after the shareholder  meeting.  CWAM may  refrain  from voting  shares of foreign  stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit  from voting the shares is  outweighed  by the  interest of  maintaining client  liquidity in the shares.  The  decision to vote/not  vote is made by the
CWAM analyst and is  generally  made on a  case-by-case  basis based on relevant factors,  including the length of the blocking  period,  the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst  determines that CWAM should abstain from voting foreign  proxies,  the CWAM  librarian  (or a  substitute)  should  document the reasons for abstaining from voting the proxy.

IV.                VOTING PROCEDURES

The Proxy  Committee has  developed  the  following  procedures to assist in the voting of proxies  according to the Voting  Guidelines  set forth in Section III above.  The Proxy Committee may revise these procedures from time to time, as it deems  appropriate  or  necessary  to effect  the  purposes  of this  Policy and
Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

o    CWAM shall use Institutional  Shareholder  Services ("ISS"),  a third party vendor,  to implement its proxy voting  process.  ISS shall provide  record keeping  services.  ISS also will provide its  internally  generated  proxy analysis,  which can be used to help supplement the CWAM analyst's research in the proxy voting  process.  In limited  instances as described  later in this section, CWAM may delegate voting power to ISS.

o    On a daily  basis,  the  funds'  custodian  shall  send ISS a holding  file detailing each domestic  equity  holding held in the funds.  Information on equity holdings for the international portfolio shall be sent weekly.

o    ISS shall  receive  proxy  material  information  from  Proxy Edge or State
     Street  Bank for the funds.  This shall  include  issues to be voted  upon, together with a breakdown of holdings for the funds.

o    Whenever a vote is solicited,  ISS shall send CWAM a request to vote over a secure website. The CWAM librarian (or a substitute) will be responsible to check this website  daily.  The librarian will forward all materials to the appropriate CWAM analyst, who will review and complete the proxy ballot and return to the CWAM  librarian  or will refer one or more  proposals  to the
     Proxy  Committee.  The analyst will keep  documentation  (usually copies

                                      100

     of  email  correspondence)  of  any  proposals  brought  before  the  Proxy
     Committee  and will  instruct  the CWAM  librarian  to vote the proposal in accordance with the Proxy Committee  decision.  The analyst will file Proxy
     Committee documentation under G:\Shared\ProxyComm.  The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy.

o    ISS shall have  procedures  in place to ensure that a vote is cast on every security  holding  maintained  by the  funds on  which a vote is  solicited unless  otherwise  directed  by the  analyst.  On a yearly  basis  (or when requested),  CWAM shall receive a report from ISS  detailing  CWAM's voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

o    CWAM shall use the respective  custodian for the account it advises to vote proxies. CWAM shall separately maintain voting records for these accounts.

o    The CWAM librarian will be  responsible  for obtaining all proxy  materials from the custodian,  forward these to the appropriate CWAM analyst who will review and complete  the proxy  ballot and return to the  librarian or will refer one or more proposals to the Proxy  Committee.  The analyst will keep documentation  (usually  copies of email  correspondence)  of any proposals brought before the Proxy  Committee and will instruct the CWAM librarian to vote the proposal in  accordance  with the Proxy  Committee  decision.  The analyst will file Proxy Committee documentation under  G:\Shared\ProxyComm.
     The CWAM librarian will promptly provide ISS the final  instructions as how to vote the proxy.

o    The CWAM  librarian  will be  responsible  for recording all voting records onto a  spreadsheet,  which will comprise the detail of how CWAM voted each proxy on behalf of the respective  client.  This  spreadsheet  shall comply with the appropriate  record keeping  requirements of the applicable  rules and will be available to clients upon request.

Delegation of Proxy Voting to an Independent Third Party

From time to time, CWAM may face regulatory or compliance limits on the types or amounts of voting  securities that it may purchase or hold for client  accounts.
Among  other  limits,  federal,  state,  foreign  regulatory  restrictions,   or
company-specific  ownership  limits  may  restrict  the total  percentage  of an issuer's  voting  securities  that  CWAM  can hold  for  clients  (collectively,
"Ownership Limits").

The  regulations  or  company-specific  documents  governing  a number  of these
Ownership Limits Often focus upon holdings in voting securities. As a result, in limited  circumstances  in order to comply  with such  Ownership  Limits  and/or internal policies  designed to comply with such limits,  CWAM may delegate proxy voting in certain issuers to ISS, as a qualified, independent third party.

                                     * * * *

                                      101

Marsico Capital

     It is the policy of Marsico Capital Management, LLC ("MCM") to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on,  proxies over which it has voting  authority in the best interests of
MCM's clients, as summarized here.

o    MCM's security  analysts  generally review proxy proposals as part of their monitoring of portfolio companies.  Under MCM's investment discipline,  one of the qualities that MCM generally seeks in companies  selected for client
     portfolios  is  good   management   teams  that  generally  seek  to  serve
     shareholder  interests.  Because MCM believes that the management  teams of most companies it invests in generally seek to serve shareholder interests,
     MCM  believes  that  voting  proxy  proposals  in  clients'  best  economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

o    In certain  circumstances,  MCM's vote-by-vote  analysis of proxy proposals could lead it to conclude that particular  management  recommendations  may not appear as closely  aligned with  shareholder  interests as MCM may deem desirable,  or could be disregarded in the best interests of  shareholders.
     In those and other  circumstances,  MCM may, in its sole  discretion,  vote against a  management  recommendation  based on its analysis if such a vote appears consistent with the best interests of clients.

o    MCM may process  certain  proxies  without voting them, such as by making a decision to abstain  from  voting or take no action on such  proxies (or on
     certain  proposals  within  such  proxies).   Examples   include,   without
     limitation,  proxies  issued by  companies  that MCM has  decided  to sell, proxies  issued  for  securities  that  MCM did  not  select  for a  client portfolio  (such as, without  limitation,  securities that were selected by the  client or by a previous  adviser,  unsupervised  securities  held in a client's account, money market securities,  or other securities selected by clients or their  representatives  other than  MCM),  or proxies  issued by foreign companies that impose burdensome or unreasonable  voting,  power of attorney,  or holding  requirements.  MCM also may abstain from voting,  or take no action on, proxies in other circumstances,  such as when voting may not be in the best  interests of clients,  as an alternative to voting with
     (or  against)  management,  or when  voting  may be  unduly  burdensome  or expensive.

o    In  circumstances  when  there  may be an  apparent  material  conflict  of interest between MCM's interests and clients'  interests in how proxies are voted (such as when MCM knows that a proxy  issuer is also an MCM  client),
     MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider.
     In other  cases,  MCM might use other  procedures  to resolve  an  apparent material conflict.

o    MCM may use an  independent  service  provider to help vote  proxies,  keep voting  records,  and disclose voting  information to clients.  MCM's Proxy
     Voting policy and reports  describing the voting of a client's  proxies are available to the client on request.

o    MCM seeks to ensure that, to the extent  reasonably  feasible,  proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM's Proxy Voting policy and procedures.  MCM may be unable  to vote or  otherwise  process  proxy  ballots  that are not received or processed in a timely manner due to functional  limitations  of the proxy voting  system,  custodial  limitations,  or other factors beyond
     MCM's control.  Such ballots may include,  without limitation,  ballots for securities out on loan under securities  lending programs  initiated by the client or its custodian,  ballots not timely  forwarded by a custodian,  or ballots for which MCM does not receive  timely  notice from a proxy  voting
     service   provider  of  factors  such  as  the  proxy  proposal  itself  or modifications to the required vote cast date.

                                     * * * *

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MFS

March 1, 2007

     Massachusetts  Financial Services Company, MFS Institutional Advisors, Inc.
and MFS'  other  investment  adviser  subsidiaries  (collectively,  "MFS")  have adopted proxy voting  policies and  procedures  ("MFS Proxy Voting  Policies and
Procedures"),  with  respect to  securities  owned by the  clients for which MFS serves as investment  adviser and has the power to vote  proxies,  including the registered investment companies sponsored by MFS.

A.   VOTING GUIDELINES

1.       General Policy; Potential Conflicts of Interest

               MFS' policy is that proxy voting  decisions  are made in what MFS believes to be the best long-term  economic interests of MFS' clients, and not in the  interests  of any  other  party  or in MFS'  corporate interests,  including  interests such as the  distribution of MFS Fund
          shares,    administration   of   401(k)   plans,   and   institutional
          relationships.

               MFS   periodically   reviews   matters  that  are  presented  for
          shareholder  vote by  either  management  or  shareholders  of  public companies.  Based on the overall  principle that all votes cast by MFS on behalf of its clients  must be in what MFS  believes to be the best long-term  economic  interests of such clients,  MFS has adopted proxy voting guidelines, set forth below, that govern how MFS generally will vote on specific matters presented for shareholder vote. In all cases,
          MFS will  exercise  its  discretion  in  voting  on these  matters  in accordance with this overall principle. In other words, the underlying guidelines are simply that - guidelines.  Proxy items of  significance are often considered on a case-by-case basis, in light of all relevant facts and circumstances,  and in certain cases MFS may vote proxies in a manner different from these guidelines.

               As a general matter,  MFS maintains a consistent  voting position on  similar  proxy  proposals  with  respect to  various  issuers.  In addition,  MFS generally  votes  consistently  on the same matter when securities of an issuer are held by multiple client accounts. However,
          MFS recognizes that there are gradations in certain types of proposals that might  result in  different  voting  positions  being  taken with respect to different  proxy  statements.  There also may be situations involving matters presented for shareholder vote that are not governed by the guidelines.  Some items that otherwise would be acceptable will be voted  against the  proponent  when it is seeking  extremely  broad flexibility  without  offering a valid  explanation.  MFS reserves the right  to  override  the  guidelines  with  respect  to  a  particular shareholder  vote when  such an  override  is, in MFS' best  judgment, consistent  with the overall  principle of voting  proxies in the best long-term economic interests of MFS' clients.

               From time to time, MFS receives  comments on these  guidelines as well as regarding  particular  voting  issues from its clients.  These comments  are  carefully  considered  by MFS  when  it  reviews  these guidelines each year and revises them as appropriate.

          These  policies and  procedures  are intended to address any potential material  conflicts  of interest on the part of MFS or its  affiliates that are likely to arise in  connection  with the voting of proxies on behalf  of MFS'  clients.  If such  potential  material  conflicts  of interest  do arise,  MFS will  analyze,  document  and  report on such potential  material  conflicts  of interest  (see  Sections  B.2 and E below),  and shall  ultimately  vote the relevant  proxies in what MFS believes to be the best long-term  economic  interests of its clients.
          The MFS Proxy  Voting  Committee is  responsible  for  monitoring  and reporting  with  respect  to  such  potential  material  conflicts  of interest.

B.   ADMINISTRATIVE PROCEDURES

1.       MFS Proxy Voting Committee

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     The  administration  of these MFS Proxy Voting  Policies and  Procedures is overseen by the MFS Proxy Voting Committee, which includes senior personnel from the MFS Legal and Global Investment  Support  Departments.  The MFS Proxy Voting
Committee:

     a.   Reviews  these MFS  Proxy  Voting  Policies  and  Procedures  at least annually and recommends  any amendments  considered to be necessary or advisable;

     b.   Determines  whether any potential material conflicts of interest exist with respect to instances in which (i) MFS seeks to override these MFS
          Proxy Voting  Policies and  Procedures  and (ii) votes on ballot items
          not  clearly   governed  by  these  MFS  Proxy  Voting   Policies  and
          Procedures; and

     c.   Considers special proxy issues as they may arise from time to time.

2.   Potential Conflicts of Interest

     The MFS Proxy Voting  Committee is  responsible  for  monitoring  potential material  conflicts of interest on the part of MFS or its affiliates  that could arise in connection  with the voting of proxies on behalf of MFS'  clients.  Any significant attempt to influence MFS' voting on a particular proxy matter should be reported to the MFS Proxy Voting Committee.

     In cases where proxies are voted in accordance  with these MFS Proxy Voting
Policies  and  Procedures,  no material  conflict of interest  will be deemed to exist. In cases where (i) MFS is considering  overriding  these MFS Proxy Voting
Policies and Procedures,  or (ii) matters presented for vote are not governed by these MFS Proxy Voting Policies and Procedures,  the MFS Proxy Voting Committee,
or delegees, will follow these procedures:

     a.   Compare  the  name of the  issuer  of  such  proxy  against  a list of significant current and potential (i) distributors of MFS Fund shares,
          (ii)  retirement  plans  administered  by  MFS or  its  affiliate  MFS
          Retirement Services, Inc. ("RSI"), and (iii) MFS institutional clients
          (the "MFS Significant Client List");

     b.   If the name of the  issuer  does  not  appear  on the MFS  Significant
          Client List,  then no material  conflict of interest will be deemed to exist, and the proxy will be voted as otherwise  determined by the MFS
          Proxy Voting Committee;

     c.   If the name of the issuer appears on the MFS Significant  Client List, then the MFS Proxy Voting  Committee will be apprised of that fact and each member of the MFS Proxy Voting Committee will carefully  evaluate the  proposed  vote in order to ensure  that the proxy  ultimately  is voted in what MFS believes to be the best long-term economic interests of MFS' clients, and not in MFS' corporate interests; and

     d.   For all  potential  material  conflicts of interest  identified  under clause (c) above,  the MFS Proxy Voting  Committee will document:  the name of the issuer, the issuer's  relationship to MFS, the analysis of the matters  submitted for proxy vote, the votes as to be cast and the reasons why the MFS Proxy Voting  Committee  determined that the votes were cast in the best  long-term  economic  interests of MFS' clients, and  not  in  MFS'  corporate  interests.  A  copy  of  the  foregoing documentation will be provided to MFS' Conflicts Officer.

The members of the MFS Proxy Voting  Committee are  responsible for creating and
maintaining  the  MFS  Significant   Client  List,  in  consultation  with  MFS'
distribution,  institutional  business units and RSI. The MFS Significant Client
List will be reviewed and updated periodically, as appropriate.

3.   Gathering Proxies

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     Most proxies  received by MFS and its clients  originate at Automatic  Data
Processing Corp.  ("ADP") although a few proxies are transmitted to investors by corporate issuers through their custodians or depositories. ADP and issuers send proxies  and  related  material  directly  to the  record  holders of the shares beneficially  owned by MFS' clients,  usually to the client's custodian or, less commonly,  to the  client  itself.  This  material  will  include  proxy  cards, reflecting  the  shareholdings  of Funds and of clients on the record  dates for such  shareholder  meetings,  as well as  proxy  statements  with  the  issuer's explanation of the items to be voted upon.

     MFS, on behalf of itself and the Funds,  has entered into an agreement with an independent proxy administration firm,  Institutional  Shareholder  Services,
Inc.  (the "Proxy  Administrator"),  pursuant  to which the Proxy  Administrator performs  various  proxy  vote  related  administrative  services,  such as vote processing and recordkeeping  functions for MFS' Funds and institutional  client accounts.  The Proxy  Administrator  receives  proxy  statements and proxy cards directly or indirectly  from various  custodians,  logs these materials into its database  and  matches  upcoming  meetings  with MFS Fund and  client  portfolio holdings,  which  are  input  into the  Proxy  Administrator's  system by an MFS holdings datafeed.  Through the use of the Proxy Administrator  system,  ballots and  proxy  material  summaries  for all  upcoming  shareholders'  meetings  are available on-line to certain MFS employees and the MFS Proxy Voting Committee.

4.   Analyzing Proxies

     Proxies are voted in  accordance  with these MFS Proxy Voting  Policies and
Procedures.  The Proxy Administrator at the prior direction of MFS automatically votes  all  proxy  matters  that  do not  require  the  particular  exercise  of discretion  or judgment  with  respect to these MFS Proxy  Voting  Policies  and
Procedures  as  determined  by the MFS Proxy Voting  Committee.  With respect to proxy  matters that require the  particular  exercise of discretion or judgment,
MFS considers and votes on those proxy matters.  MFS receives  research from ISS which it may take into account in deciding how to vote. In addition, MFS expects to rely on ISS to  identify  circumstances  in which a board  may have  approved excessive  executive  compensation.  Representatives  of the  MFS  Proxy  Voting
Committee review, as appropriate, votes cast to ensure conformity with these MFS
Proxy Voting Policies and Procedures.

     As a general matter, portfolio managers and investment analysts have little or no  involvement  in specific  votes taken by MFS. This is designed to promote consistency in the application of MFS' voting guidelines, to promote consistency in voting on the same or similar  issues (for the same or for multiple  issuers)
across all client accounts, and to minimize the potential that proxy solicitors, issuers, or third parties might attempt to exert inappropriate  influence on the vote. In limited types of votes (e.g.,  corporate  actions,  such as mergers and acquisitions),  a representative  of MFS Proxy Voting Committee may consult with or seek recommendations from portfolio managers or analysts.(1) However, the MFS
Proxy  Voting  Committee  would  ultimately  determine  the  manner in which all proxies are voted.

     As noted above, MFS reserves the right to override the guidelines when such an override is, in MFS' best judgment,  consistent with the overall principle of voting proxies in the best  long-term  economic  interests of MFS' clients.  Any such override of the  guidelines  shall be analyzed,  documented and reported in accordance with the procedures set forth in these policies.

5.   Voting Proxies

     In  accordance  with its contract  with MFS, the Proxy  Administrator  also generates a variety of reports  for the MFS Proxy  Voting  Committee,  and makes available  on-line  various  other  types of  information  so that the MFS Proxy
Voting   Committee   may  review  and  monitor  the  votes  cast  by  the  Proxy
Administrator on behalf of MFS' clients.

--------------------------------------------------------------------------------
(1) From  time to time,  due to  travel  schedules  and  other  commitments,  an appropriate  portfolio manager or research analyst is not available to provide a recommendation  on a merger or acquisition  proposal.  If such a  recommendation cannot be obtained prior to the cut-off date of the shareholder meeting, certain members of the MFS Proxy Voting Committee may determine to abstain from voting.

                                      105

C.   MONITORING SYSTEM

               It is the  responsibility  of the  Proxy  Administrator  and MFS'
          Proxy Voting Committee to monitor the proxy voting process. When proxy materials  for clients are  received,  they are forwarded to the Proxy
          Administrator  and are input  into the Proxy  Administrator's  system.
          Through an interface with the portfolio  holdings database of MFS, the
          Proxy  Administrator  matches a list of all MFS Funds and  clients who hold shares of a company's  stock and the number of shares held on the record  date with the Proxy  Administrator's  listing of any  upcoming shareholder's meeting of that company.

               When the Proxy  Administrator's  system  "tickler" shows that the voting cut-off date of a shareholders' meeting is approaching, a Proxy
          Administrator  representative  checks  that the vote for MFS Funds and clients  holding  that  security  has been  recorded  in the  computer system.  If a proxy  card has not  been  received  from  the  client's custodian, the Proxy Administrator calls the custodian requesting that the  materials  be  forwarded  immediately.  If it is not  possible to receive the proxy card from the  custodian  in time to be voted at the meeting, MFS may instruct the custodian to cast the vote in the manner specified and to mail the proxy directly to the issuer.

     D.  RECORDS RETENTION

               MFS will retain  copies of these MFS Proxy  Voting  Policies  and
          Procedures  in  effect  from  time to time and will  retain  all proxy voting reports submitted to the Board, Board of Directors and Board of
          Managers of the MFS Funds for the period  required by applicable  law.
          Proxy solicitation  materials,  including  electronic  versions of the proxy  cards  completed  by  representatives  of the MFS Proxy  Voting
          Committee,  together with their  respective  notes and  comments,  are maintained in an electronic format by the Proxy  Administrator and are accessible on-line by the MFS Proxy Voting Committee. All proxy voting materials and supporting documentation, including records generated by the Proxy  Administrator's  system as to proxies processed,  including the dates when proxy  ballots  were  received and  submitted,  and the votes on each  company's  proxy  issues,  are  retained as required by applicable law.

     E.  REPORTS

               At any time,  a report can be printed by MFS for each  client who has  requested  that MFS  furnish a record of votes  cast.  The report specifies the proxy issues which have been voted for the client during the year and the position taken with respect to each issue.

               Generally,  MFS will not divulge  actual voting  practices to any party other than the client or its representatives (unless required by
          applicable   law)  because  we  consider   that   information   to  be
          confidential and proprietary to the client.

                                     * * * *

Oberweis ("OAM")

OAM has  established  Proxy Voting  Policies and  Procedures  setting  forth the general  principles  used to determine  how OAM votes  proxies on  securities in client accounts for which OAM has proxy voting  authority,  including the mutual fund to which it serves as investment  adviser.  OAM's general policy is to vote proxies in the best economic  interests of clients.  The principles  which guide the voting policy of OAM are maximizing the value of client assets and promoting the rights of clients as beneficial  owners of the companies in whose securities they invest.  OAM's investment  strategies are predicated on the belief that the quality  of  management  is often the key to  ultimate  success  or failure of a business.  Because OAM generally makes investments in companies in which OAM has confidence  in the  management,  proxies

                                      106

generally are voted in accord with management's  recommendation.  OAM may vote a proxy in a manner contrary to management's recommendation if, in the judgment of
OAM, the proposal would not enhance shareholder value.

OAM has retained Institutional  Shareholder Services ("ISS"), a proxy voting and consulting  firm, to receive proxy voting  statements,  provide  information and research,  make proxy vote  recommendations,  and handle various  administrative functions  associated  with the  voting of client  proxies.  While ISS makes the proxy voting recommendations, OAM retains the ultimate authority on how to vote.

OAM's Proxy Voting Policies and Procedures  describe how OAM addresses conflicts of interest  between OAM and its  clients,  including  Fund  shareholders,  with respect to proxy voting decisions.  If OAM determines that,  through  reasonable inquiry or otherwise, an issue raises a potential material conflict of interest,
OAM will follow the  recommendations of ISS except as follows. If OAM and/or the
Proxy  Committee  believes  that it would be in the interest of OAM's clients to vote a proxy  other  than  according  to the  recommendation  of ISS,  the Proxy
Committee will prepare a report that (1) describes the conflict of interest; (2)
discusses procedures used to address such conflict of interest; and (3) confirms that the  recommendation  was made solely on the  investment  merits and without regard to any other consideration.

                                     * * * *

T. Rowe Price

T. Rowe Price Associates,  Inc. and T. Rowe Price International,  Inc. recognize and adhere to the  principle  that one of the  privileges  of owning  stock in a company is the right to vote on issues  submitted to  shareholder  vote--such as election of directors and important matters affecting a company's  structure and operations.  As an  investment  adviser with a fiduciary  responsibility  to its clients,  T. Rowe Price analyzes the proxy  statements of issuers whose stock is owned by the  investment  companies  that it sponsors  and serves as  investment adviser.  T. Rowe Price also is involved  in the proxy  process on behalf of its institutional  and private counsel clients who have requested such service.  For those private counsel clients who have not delegated their voting responsibility but who request  advice,  T. Rowe Price makes  recommendations  regarding  proxy voting.

Proxy Administration
The T. Rowe Price Proxy  Committee  develops  our firm's  positions on all major corporate issues, creates guidelines, and oversees the voting process. The Proxy
Committee,  composed of portfolio managers,  investment operations managers, and internal  legal  counsel,  analyzes  proxy  policies based on whether they would adversely affect  shareholders'  interests and make a company less attractive to own. In evaluating proxy policies each year, the Proxy Committee relies upon our own fundamental  research,  independent proxy research provided by third parties such as  Institutional  Shareholder  Services and Glass Lewis,  and  information presented by company managements and shareholder groups.

Once the Proxy Committee  establishes its recommendations,  they are distributed to the firm's portfolio managers as voting guidelines. Ultimately, the portfolio manager  decides how to vote on the proxy  proposals  of companies in his or her portfolio.  Because  portfolio  managers  may have  differences  of  opinion  on portfolio  companies and their proxies,  or their  portfolios may have different investment objectives,  these factors, among others, may lead to different votes between portfolios on the same proxies.  When portfolio managers cast votes that are counter to the Proxy Committee's  guidelines,  they are required to document their reasons in writing to the Proxy Committee.  Annually,  the Proxy Committee
reviews T. Rowe Price's proxy voting process, policies, and voting records.

T. Rowe Price has retained Institutional  Shareholder Services, an expert in the proxy voting and corporate governance area, to provide proxy advisory and voting services.  These  services  include  in-depth  research,  analysis,  and  voting recommendations  as well as vote execution,  reporting,  auditing and consulting assistance  for the  handling  of  proxy  voting  responsibility  and  corporate governance-related  efforts.  While the Proxy Committee relies upon ISS research in establishing T. Rowe Price's voting  guidelines--many of which are consistent
with  ISS   positions--T.   Rowe  Price   occasionally   may  deviate  from  ISS
recommendations on general policy issues or specific proxy proposals.

Fiduciary Considerations
T. Rowe Price's  decisions with respect to proxy issues are made in light of the anticipated  impact  of  the  issue  on the  desirability  of  investing  in the portfolio  company.  Proxies are voted  solely in the  interests  of the client,
Price Fund

                                      107

shareholders  or,  where  employee  benefit  plan  assets are  involved,  in the interests  of plan  participants  and  beneficiaries.  Practicalities  and costs involved with  international  investing may make it impossible at times,  and at other times disadvantageous,  to vote proxies in every instance. For example, we might  refrain  from voting if we or our agents are required to appear in person at a  shareholder  meeting or if the  exercise of voting  rights  results in the imposition of trading or other ownership restrictions.

Consideration Given Management Recommendations
When  determining  whether  to invest in a  particular  company,  one of the key factors T. Rowe Price considers is the quality and depth of its management. As a result, T. Rowe Price believes that recommendations of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific  voting  guidelines  have been  established by the Proxy  Committee for recurring  issues that appear on proxies,  which are  available  to clients upon request.  The  following  is a summary  of the more  significant  T. Rowe  Price policies:

Election of Directors
T.  Rowe  Price  generally  supports  slates  with  a  majority  of  independent directors.  We withhold  votes for outside  directors  that do not meet  certain
criteria  relating  to  their   independence  or  their  inability  to  dedicate
sufficient  time to their board duties due to their  commitment to other boards.
We also withhold votes for inside directors serving on compensation,  nominating and audit  committees  and for  directors  who miss more than  one-fourth of the scheduled board meetings.  We may also withhold votes from inside  directors for the failure to establish a formal nominating  committee.  T. Rowe Price supports shareholder  proposals calling for a majority vote threshold for the election of directors.

Executive Compensation
Our goal is to assure that a company's equity-based compensation plan is aligned with  shareholders'  long-term  interests.  While we  evaluate  most  plans on a case-by-case basis, T. Rowe Price generally opposes  compensation  packages that provide  what we view as  excessive  awards to a few senior  executives  or that contain excessively  dilutive stock option plans. We base our review on criteria such as the costs associated with the plan, plan features,  burn rates which are excessive  in relation to the  company's  peers,  dilution to  shareholders  and comparability  to plans in the company's peer group.  We generally  oppose plans that give a company the ability to reprice  options or to grant options at below market prices.  For companies with  particularly  egregious pay practices we may withhold votes from compensation  committee members, the CEO, or even the entire board.

Mergers and Acquisitions - T. Rowe Price considers takeover offers, mergers, and other extraordinary  corporate transactions on a case-by-case basis to determine if they are beneficial to  shareholders'  current and future earnings stream and to ensure that our Price Funds and clients are receiving  fair  compensation  in exchange for their investment.

Anti-takeover, Capital Structure  and Corporate Governance Issues
T. Rowe Price  generally  opposes  anti-takeover  measures  and other  proposals designed to limit the ability of shareholders  to act on possible  transactions.
Such anti-takeover  mechanisms include classified boards,  supermajority  voting requirements,  dual share  classes and poison  pills.  We also oppose  proposals which  give  management  a "blank  check" to create  new  classes  of stock with disparate  rights and  privileges.  We  generally  support  proposals  to permit cumulative  voting  and those  that seek to  prevent  potential  acquirers  from receiving  a  takeover  premium  for their  shares.  When  voting  on  corporate governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder  rights.  We generally support  shareholder  proposals that call for the separation of the Chairman and CEO positions  unless there are sufficient governance safeguards already in place. With respect to proposals for the approval of a company's  auditor,  we typically  oppose  auditors who have a significant non-audit relationship with the company.

Social and Corporate Responsibility Issues
T.  Rowe  Price  generally   votes  with  a  company's   management  on  social,
environmental and corporate  responsibility  issues unless they have substantial economic  implications  for the company's  business and operations that have not been adequately addressed by management.

                                      108

Monitoring and Resolving Conflicts of Interest
The Proxy Committee is also  responsible  for monitoring and resolving  possible material  conflicts  between  the  interests  of T. Rowe  Price and those of its clients with respect to proxy voting. We believe that due to the  client-focused nature of our investment management business that the potential for conflicts of interests are relatively infrequent. Nevertheless, we have adopted safeguards to ensure that our proxy voting is not influenced by interests  other than those of our clients.  While  membership on the Proxy  Committee is diverse,  it does not
include   individuals  whose  primary  duties  relate  to  client   relationship
management,  marketing or sales.  Since our voting guidelines are pre-determined by the Proxy  Committee  using  recommendations  from ISS, an independent  third party,  application  of the T. Rowe Price  guidelines to vote  clients'  proxies should in most instances  adequately address any possible conflicts of interest.
However,  for proxy votes inconsistent with T. Rowe Price guidelines,  the Proxy
Committee  reviews  all such  proxy  votes in order  to  determine  whether  the portfolio  manager's voting rationale  appears  reasonable.  The Proxy Committee also assesses whether any business or other relationships  between T. Rowe Price and a portfolio  company  could have  influenced  an  inconsistent  vote on that company's proxy.  Issues raising possible  conflicts of interest are referred to designated members of the Proxy Committee for immediate  resolution prior to the time T. Rowe  Price  casts its vote.  With  respect  to  personal  conflicts  of interest, T. Rowe Price's Code of Ethics requires all employees to avoid placing themselves in a "compromising  position" where their interests may conflict with those of our clients and restricts  their  ability to engage in certain  outside business  activities.  Portfolio  managers  or Proxy  Committee  members  with a personal  conflict of interest  regarding  a  particular  proxy vote must recuse themselves  and not  participate  in the voting  decisions  with respect to that proxy.

                                     * * * *

TCW
April 1, 2007

Introduction
Certain  affiliates of The TCW Group,  Inc. (these  affiliates are  collectively referred  to as "TCW") act as  investment  advisors  for a variety  of  clients, including  mutual  funds.  If TCW  has  responsibility  for  voting  proxies  in connection with these investment  advisory duties, or has the  responsibility to specify to an agent of the client how to vote the proxies,  TCW  exercises  such voting  responsibilities  for its clients  through the  corporate  proxy  voting process.  TCW believes that the right to vote proxies is a significant  asset of its clients'  holdings.  In order to provide a basis for making decisions in the voting of proxies for its clients,  TCW has established a proxy voting committee
(the "Proxy Committee") and adopted these proxy voting guidelines and procedures
(the  "Guidelines").  The Proxy Committee  generally meets quarterly (or at such other  frequency as determined by the Proxy  Committee),  and its duties include establishing  proxy voting  guidelines and  procedures,  overseeing the internal proxy voting  process,  and reviewing  proxy voting  issues.  The members of the
Proxy Committee include TCW personnel from the investment, compliance, legal and marketing  departments.  TCW also uses outside  proxy voting  services  (each an
"Outside Service") to help manage the proxy voting process.  The Outside Service facilitates  TCW's  voting  according  to the  Guidelines  (or,  if  applicable, according to guidelines  submitted by TCW's  clients) and helps  maintain  TCW's proxy voting records.  All proxy voting and record keeping by TCW is, of course, dependent on the timely  provision of proxy ballots by  custodians,  clients and other third parties.  Under  specified  circumstances  described below involving potential  conflicts of interest,  the Outside  Service may also be requested to help decide certain proxy votes. In certain limited circumstances,  particularly in the area of  structured  financing,  TCW may enter into voting  agreements or other contractual  obligations that govern the voting of shares. In the event of a conflict  between any such contractual  requirements  and the Guidelines,  TCW will vote in accordance with its contractual obligations.

Philosophy

The Guidelines provide a basis for making decisions in the voting of proxies for clients of TCW. When voting proxies,  TCW's utmost concern is that all decisions be made solely in the  interests  of the client and with the goal of  maximizing the value of the client's  investments.  With this goal in mind,  the Guidelines cover various  categories of voting decisions and generally  specify whether TCW will  vote for or  against  a  particular  type of  proposal.  TCW's  underlying
philosophy,   however,  is  that  its  portfolio  managers,  who  are  primarily responsible  for evaluating the individual  holdings of TCW's clients,  are best able to determine  how to further  client  interests  and goals.  The  portfolio managers may, in their discretion,  take into account the recommendations of TCW management, the Proxy Committee, and the Outside Service.

                                      109

Overrides and Conflict Resolution

Individual  portfolio  managers,  in the  exercise  of their best  judgment  and discretion,  may from time to time override the Guidelines and vote proxies in a manner that they believe will  enhance the  economic  value of clients'  assets, keeping in mind the best interests of the beneficial owners. A portfolio manager choosing to override the  Guidelines  must deliver a written  rationale for each such  decision to TCW's Proxy  Specialist  (the  "Proxy  Specialist"),  who will maintain  such  documentation  in TCW's  proxy  voting  records  and  deliver  a quarterly  report  to the  Proxy  Committee  of all  votes  cast  other  than in accordance  with the  Guidelines.  If the Proxy  Specialist  believes there is a question  regarding a portfolio  manager's vote, he/she will obtain the approval of TCW's  Director of Research (the  "Director of Research") for the vote before submitting it. The Director of Research will review the portfolio manager's vote and make a determination.  If the Director of Research  believes it appropriate, he/she may elect to convene the Proxy Committee.

It is unlikely  that serious  conflicts of interest will arise in the context of
TCW's proxy  voting,  because TCW does not engage in  investment  banking or the managing or advising of public companies.  In the event a potential  conflict of interest arises in the context of voting proxies for TCW's clients,  the primary means by which TCW will avoid a conflict is by casting  such votes solely in the interests of its clients and in the interests of  maximizing  the value of their portfolio holdings.  In this regard, if a potential conflict of interest arises, but the proxy vote to be decided is predetermined hereunder to be cast either in favor or  against,  then TCW will  vote  accordingly.  On the other  hand,  if a potential conflict of interest arises, and there is no predetermined  vote, such vote is to be decided on a case-by-case  basis or if the portfolio manager would like to override a  predetermined  vote,  then TCW will  undertake the following analysis.

First,  if a potential  conflict of  interest is  identified  because the issuer soliciting  proxy votes is itself a client of TCW's (or because an  affiliate of such issuer,  such as a pension or profit sharing plan sponsored by such issuer, is a client of TCW's),  then the Proxy  Specialist  will determine  whether such relationship is deemed material to TCW. In making this determination, a conflict of interest will not be deemed to be material unless the assets managed for that client by TCW exceed, in the aggregate, 0.25% (25 basis points) or more of TCW's total assets  under  management.  If such a material  conflict is deemed to have arisen,  then TCW will refrain  completely  from  exercising its discretion with respect to voting the proxy with respect to such vote and will,  instead,  refer that vote to an outside service for its independent  consideration as to how the vote should be cast.

Second,  a potential  conflict of interest may arise  because an employee of TCW sits  on  the  Board  of a  public  company.  The  Proxy  Specialist  is on  the distribution  list for an  internal  chart that shows any Board  seats in public companies  held by TCW  personnel.  If the Proxy  Specialist  confirms that such
Board member is not the portfolio  manager and,  that the portfolio  manager has not spoken with such Board  member,  then such  conflict of interest will not be deemed to be material. If, on the other hand, either the particular Board member is the portfolio manager or there has been  communication  concerning such proxy vote between the portfolio  manager and the  particular  Board member,  then the
Proxy  Specialist  will  provide  the  Proxy  Committee  with the facts and vote rationale  so that it can  determine  and vote the  securities.  The vote by the
Proxy Committee will be documented.

Third, a potential  conflict of interest may arise if the issuer is an affiliate of TCW. It is currently not anticipated that this would be the case, but if this were to arise TCW will refrain  completely  from  exercising its discretion with respect to voting the proxy with respect to such a vote and will, instead, refer that vote to an outside service for its independent  consideration as to how the vote should be cast.

Finally, if any other portfolio manager conflict is identified with respect to a given proxy vote, the Proxy  Committee will remove such vote from the conflicted portfolio manager and will itself consider and cast the vote.

Proxy Voting Information and Recordkeeping

Upon request,  TCW provides proxy voting  records to its clients.  These records state how votes  were cast on behalf of client  accounts,  whether a  particular matter was  proposed  by the  company or a  shareholder,  and whether or not TCW voted in line with  management  recommendations.  TCW is  prepared to explain to clients the  rationale  for votes cast on behalf of client  accounts.  To obtain proxy voting records, a client should contact the Proxy Specialist.

                                      110

TCW or an outside  service will keep records of the following  items:  (i) these
Proxy  Voting  Guidelines  and any other  proxy  voting  procedures;  (ii) proxy statements  received  regarding  client  securities  (unless such statements are available  on the SEC's  Electronic  Data  Gathering,  Analysis,  and  Retrieval
(EDGAR) system); (iii) records of votes cast on behalf of clients (if maintained by an outside service, that outside service will provide copies of those records promptly  upon  request);  (iv)  records of written  requests  for proxy  voting information  and TCW's  response  (whether  a  client's  request  was oral or in writing);  and (v) any documents  prepared by TCW that were material to making a decision  how to  vote,  or  that  memorialized  the  basis  for  the  decision.
Additionally,  TCW or an outside service will maintain any documentation related to an identified material conflict of interest.

TCW or an outside  service will maintain  these records in an easily  accessible place for at least five years from the end of the fiscal year  during  which the last entry was made on such record.  For the first two years,  TCW or an outside service will store such records at its principal office.

International Proxy Voting

While TCW utilizes  these Proxy Voting  Guidelines  for both  international  and domestic portfolios and clients, there are some significant  differences between voting  U.S.  company  proxies and voting  non-U.S.  company  proxies.  For U.S.
companies,   it  is  relatively  easy  to  vote  proxies,  as  the  proxies  are automatically  received  and may be  voted  by mail or  electronically.  In most cases, the officers of a U.S. company  soliciting a proxy act as proxies for the company's shareholders.

For proxies of non-U.S.  companies,  however, it is typically both difficult and costly to vote  proxies.  The major  difficulties  and  costs may  include:  (i)
appointing a proxy; (ii) knowing when a meeting is taking place; (iii) obtaining relevant information about proxies,  voting procedures for foreign shareholders, and  restrictions on trading  securities  that are subject to proxy votes;  (iv)
arranging  for a  proxy  to  vote;  and  (v)  evaluating  the  cost  of  voting.
Furthermore,  the  operational  hurdles to voting proxies vary by country.  As a result,  TCW  considers  international  proxy  voting on a  case-by-case  basis.
However,  when TCW  believes  that an issue to be voted is likely to affect  the economic  value of the  portfolio  securities,  that its vote may  influence the ultimate  outcome  of the  contest,  and that the  benefits  of voting the proxy exceed the expected costs,  TCW will make every  reasonable  effort to vote such proxies.

Guidelines
The proxy  voting  decisions  set forth  below  refer to  proposals  by  company management  except for the  categories of  "Shareholder  Proposals"  and "Social
Issue  Proposals." The voting  decisions in these latter two categories refer to proposals by outside shareholders.

Governance
o    For director nominees in uncontested elections
o    For management nominees in contested elections
o    For  ratifying  auditors,  except  against  if  the  previous  auditor  was dismissed  because of a  disagreement  with the company or if the non-audit services exceed 51% of fees
o    For changing the company name
o    For approving other business
o    For adjourning the meeting
o    For technical amendments to the charter and/or bylaws
o    For approving financial statements

Capital Structure
o    For increasing authorized common stock
o    For decreasing authorized common stock
o    For amending authorized common stock
o    For the issuance of common stock, except against if the issued common stock has superior voting rights
o    For approving the issuance or exercise of stock warrants
o    For authorizing  preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares

                                      111

o    For increasing  authorized preferred stock, except against if the board has unlimited rights to set the terms and conditions of the shares
o    For decreasing authorized preferred stock
o    For canceling a class or series of preferred stock
o    For amending preferred stock
o    For issuing or converting  preferred  stock,  except  against if the shares have voting rights superior to those of other shareholders
o    For eliminating preemptive rights
o    For creating or restoring preemptive rights
o    Against authorizing dual or multiple classes of common stock
o    For eliminating authorized dual or multiple classes of common stock
o    For amending authorized dual or multiple classes of common stock
o    For increasing authorized shares of one or more classes of dual or multiple classes of common  stock,  except  against if it will allow the  company to issue additional shares with superior voting rights
o    For a stock repurchase program
o    For a stock split
o    For a reverse stock split, except against if the company does not intend to proportionally reduce the number of authorized shares

Mergers and Restructuring
o    For merging with or acquiring another company
o    For recapitalization
o    For restructuring the company
o    For bankruptcy restructurings
o    For liquidations
o    For reincorporating in a different state
o    For a leveraged buyout of the company
o    For spinning off certain company operations or divisions
o    For the sale of assets
o    Against eliminating cumulative voting
o    For adopting cumulative voting

Board of Directors
o    For limiting the liability of directors
o    For setting the board size
o    For  allowing  the  directors  to  fill  vacancies  on  the  board  without shareholder approval
o    Against  giving  the  board the  authority  to set the size of the board as needed without shareholder approval
o    For a proposal  regarding the removal of directors,  except  against if the proposal  limits the  removal of  directors  to cases  where there is legal cause
o    For non-technical amendments to the company's certificate of incorporation,
     except  against  if  an  amendment   would  have  the  effect  of  reducing
     shareholders' rights
o    For non-technical amendments to the company's by laws, except against if an amendment would have the effect of reducing shareholder's rights

Anti-Takeover Provisions
o    Against a classified board
o    Against amending a classified board
o    For repealing a classified board
o    Against ratifying or adopting a shareholder rights plan (poison pill)
o    Against redeeming a shareholder rights plan (poison pill)
o    Against eliminating shareholders' right to call a special meeting
o    Against limiting shareholders' right to call a special meeting
o    For restoring shareholders' right to call a special meeting
o    Against eliminating shareholders' right to act by written consent
o    Against limiting shareholders' right to act by written consent

                                      112

o    For restoring shareholders' right to act by written consent
o    Against  establishing a supermajority vote provision to approve a merger or other business combination
o    For amending a  supermajority  vote  provision to approve a merger or other business  combination,  except against if the amendment  would increase the vote required to approve the transaction
o    For eliminating a supermajority vote provision to approve a merger or other business combination
o    Against  adopting  supermajority  vote  requirements  (lock-ins)  to change certain bylaw or charter provisions
o    Against  amending  supermajority  vote  requirements  (lock-ins)  to change certain bylaw or charter provisions
o    For  eliminating  supermajority  vote  requirements  (lock-ins)  to  change certain bylaw or charter provisions
o    Against  expanding or clarifying the authority of the board of directors to consider  factors other than the interests of  shareholders  in assessing a takeover bid
o    Against establishing a fair price provision
o    Against amending a fair price provision
o    For repealing a fair price provision
o    For limiting the payment of greenmail
o    Against adopting advance notice requirements
o    For opting out of a state takeover statutory provision
o    Against opt into a state takeover statutory provision

Compensation
o    For  adopting a stock  incentive  plan for  employees,  except  decide on a case-by-case  basis if the plan  dilution  is more than 15% of  outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock
o    For  amending a stock  incentive  plan for  employees,  except  decide on a case-by-case  basis if the  minimum  potential  dilution  from all  company plans,  including the one proposed,  is more than 20% of outstanding common stock
o    For adding shares to a stock incentive plan for employees, except decide on a  case-by-case  basis if the plan dilution is more than 15% of outstanding common stock or if the potential dilution from all company plans, including the one proposed, is more than 20% of outstanding common stock
o    For limiting per-employee option awards
o    For extending the term of a stock incentive plan for employees
o    Case-by-case on assuming stock incentive plans
o    For adopting a stock  incentive  plan for  non-employee  directors,  except decide  on a  case-by-case  basis if the plan  dilution  is more than 5% of outstanding  common  equity or if the minimum  potential  dilution from all plans,  including the one proposed,  is more than 10% of outstanding common equity
o    For amending a stock  incentive  plan for  non-employee  directors,  except decide on a case-by-case  basis if the minimum potential  dilution from all plans,  including the one proposed,  is more than 10% of outstanding common equity
o    For adding shares to a stock  incentive  plan for  non-employee  directors, except decide on a case-by-case  basis if the plan dilution is more than 5%
     of outstanding  common equity or if the minimum potential dilution from all plans,  including  the one  proposed,  is more than 10% of the  outstanding common equity
o    For  adopting  an  employee  stock  purchase  plan,  except  against if the proposed plan allows employees to purchase stock at prices of less than 75%
     of the stock's fair market value
o    For  amending  an  employee  stock  purchase  plan,  except  against if the proposal  allows  employees to purchase stock at prices of less than 75% of the stock's fair market value
o    For adding shares to an employee stock purchase plan, except against if the proposed plan allows employees to purchase stock at prices of less than 75%
     of the stock's fair market value
o    For adopting a stock award plan,  except decide on a case-by-case  basis if the plan  dilution is more than 5% of the  outstanding  common equity or if the minimum potential dilution from all plans,  including the one proposed, is more than 10% of the outstanding common equity
o    For amending a stock award plan,  except against if the amendment  shortens the vesting requirements or lessens the performance requirements
o    For adding shares to a stock award plan,  except  decide on a  case-by-case basis if the plan dilution is more than 5% of the outstanding common equity or if the minimum  potential  dilution  from all plans,  including  the one proposed, is more than 10% of the outstanding common equity

                                      113

o    For adopting a stock award plan for non-employee  directors,  except decide on a  case-by-case  basis  if the  plan  dilution  is  more  than 5% of the outstanding  common  equity or if the minimum  potential  dilution from all plans,  including  the one  proposed,  is more than 10% of the  outstanding common equity
o    For amending a stock award plan for non-employee  directors,  except decide on a case-by-case basis if the minimum potential dilution from all plans is more than 10% of the outstanding common equity.
o    For adding shares to a stock award plan for non-employee directors,  except decide on a case-by-case  basis if the plan dilution is more than 5% of the outstanding  common  equity or if the minimum  potential  dilution from all plans,  including  the one  proposed,  is more than 10% of the  outstanding common equity
o    For approving an annual bonus plan
o    For adopting a savings plan
o    For granting a one-time  stock option or stock  award,  except  decide on a case-by-case basis if the plan dilution is more than 15% of the outstanding common equity
o    For adopting a deferred compensation plan
o    For approving a long-term bonus plan
o    For approving an employment agreement or contract
o    For amending a deferred compensation plan
o    For exchanging  underwater options (options with a per-share exercise price that exceeds the underlying stock's current market price)
o    For amending an annual bonus plan
o    For reapproving a stock option plan or bonus plan for purposes of OBRA
o    For amending a long-term bonus plan

Shareholder Proposals
o    For requiring shareholder ratification of auditors
o    Against requiring the auditors to attend the annual meeting
o    Against limiting consulting by auditors
o    Against requiring the rotation of auditors
o    Against restoring preemptive rights
o    For  asking the  company  to study  sales,  spin-offs,  or other  strategic alternatives
o    For  asking  the  board  to  adopt  confidential   voting  and  independent
     tabulation of the proxy ballots
o    Against asking the company to refrain from counting  abstentions and broker non-votes in vote tabulations
o    Against eliminating the company's discretion to vote unmarked proxy ballots.
o    For providing equal access to the proxy materials for shareholders
o    Against requiring a majority vote to elect directors
o    Against requiring the improvement of annual meeting reports
o    Against changing the annual meeting location
o    Against changing the annual meeting date
o    Against asking the board to include more women and minorities as directors.
o    Against seeking to increase board independence
o    Against  limiting the period of time a director can serve by establishing a retirement or tenure policy
o    Against requiring minimum stock ownership by directors
o    Against  providing  for union or employee  representatives  on the board of directors
o    For increasing disclosure regarding the board's role in the development and monitoring of the company's long-term strategic plan
o    For increasing the independence of the nominating committee
o    For creating a nominating committee of the board
o    Against urging the creation of a shareholder committee
o    Against  asking that the  chairman of the board of directors be chosen from among the ranks of the non-employee directors
o    Against  asking that a lead  director be chosen from among the ranks of the non-employee directors
o    For adopting cumulative voting
o    Against requiring  directors to place a statement of candidacy in the proxy statement
o    Against  requiring the nomination of two director  candidates for each open board seat
o    Against making  directors  liable for acts or omissions  that  constitute a breach of  fiduciary  care  resulting  from a director's  gross  negligence and/or reckless or willful neglect

                                      114

o    For repealing a classified board
o    Against  asking the board to redeem or to allow  shareholders  to vote on a poison pill shareholder rights plan
o    For eliminating supermajority provisions
o    For reducing supermajority provisions
o    Against repealing fair price provisions
o    For restoring shareholders' right to call a special meeting
o    For restoring shareholders' right to act by written consent
o    For limiting the board's  discretion to issue targeted share  placements or requiring shareholder approval before such block placements can be made
o    For seeking to force the company to opt out of a state  takeover  statutory provision o Against reincorporating the company in another state
o    For limiting greenmail payments
o    Against advisory vote on compensation
o    Against restricting executive compensation
o    For enhance the disclosure of executive compensation
o    Against restricting director compensation
o    Against capping executive pay
o    Against calling for directors to be paid with company stock
o    Against calling for shareholder votes on executive pay
o    Against calling for the termination of director retirement plans

o    Against  asking  management  to review,  report on,  and/or link  executive compensation to non-financial criteria, particularly social criteria
o    Against seeking shareholder approval to reprice or replace underwater stock options
o    For banning or calling for a shareholder vote on future golden parachutes
o    Against  seeking  to  award   performance-based  stock  options  o  Against
     establishing  a policy of expensing  the costs of all future stock  options issued by the company in the company's annual income statement
o    Against requesting that future executive compensation be determined without regard to any pension fund income
o    Against approving extra benefits under  Supplemental  Executive  Retirement
     Plans (SERPs)
o    Against requiring option shares to be held
o    For creating a compensation committee
o    Against requiring that the compensation  committee hire its own independent compensation consultants-separate from the compensation consultants working with corporate management-to assist with executive compensation issues
o    For increasing the independence of the compensation committee
o    For increasing the independence of the audit committee
o    For increasing the independence of key committees

Social Issue Proposals
o    Against asking the company to develop or report on human rights policies
o    For asking the company to review its  operations'  impact on local  groups, except against if the proposal calls for action beyond reporting
o    Against asking the company to limit or end operations in Burma
o    For asking management to review operations in Burma
o    For asking management to certify that company operations are free of forced labor
o    Against asking  management to implement and/or increase activity on each of the principles of the U.S. Business  Principles for Human Rights of Workers
     in China.
o    Against asking management to develop social, economic, and ethical criteria that the  company  could use to  determine  the  acceptability  of military contracts and to govern the execution of the contracts
o    Against  asking  management  to create a plan of  converting  the company's facilities that are dependent on defense  contracts  toward  production for commercial markets
o    Against asking management to report on the company's  government  contracts for the development of ballistic  missile defense  technologies and related space systems
o    Against asking management to report on the company's foreign military sales or foreign offset activities

                                      115

o    Against asking management to limit or end nuclear weapons production
o    Against asking management to review nuclear weapons production
o    Against asking the company to establish shareholder-designated contribution programs
o    Against asking the company to limit or end charitable giving
o    For asking the company to increase  disclosure  of  political  spending and activities
o    Against asking the company to limit or end political spending
o    For requesting disclosure of company executives' prior government service
o    Against requesting affirmation of political nonpartisanship
o    For asking  management  to report on or change  tobacco  product  marketing practices, except against if the proposal calls for action beyond reporting
o    Against severing links with the tobacco industry
o    Against asking the company to review or reduce tobacco harm to health
o    For asking  management to review or promote animal welfare,  except against if the proposal calls for action beyond reporting
o    For asking  the  company to report or take  action on  pharmaceutical  drug pricing or distribution,  except against if the proposal asks for more than a report
o    Against asking the company to take action on embryo or fetal destruction
o    For asking the company to review or report on nuclear facilities or nuclear waste, except against if the proposal asks for cessation of nuclear-related activities or other action beyond reporting
o    For asking the company to review its reliance on nuclear and fossil  fuels, its development or use of solar and wind power,  or its energy  efficiency, except vote against if the proposal asks for more than a report.
o    Against asking management to endorse the Ceres principles
o    For asking the company to control generation of pollutants,  except against if the proposal asks for action beyond  reporting or if the company reports its  omissions  and plans to limit  their  future  growth or if the company reports its omissions and plans to reduce them from established levels
o    For asking  the  company  to report on its  environmental  impact or plans, except  against if  management  has issued a written  statement  beyond the legal minimum
o    For asking  management to report or take action on climate  change,  except against if management  acknowledges  a global warming threat and has issued company  policy or if  management  has issued a statement  and committed to targets  and  timetables  or if the  company  is  not a  major  emitter  of greenhouse gases
o    For  asking   management  to  report  on,  label,   or  restrict  sales  of
     bioengineered  products,  except  against if the  proposal  asks for action beyond  reporting  or calls  for a  moratorium  on  sales of  bioengineered products
o    Against asking the company to preserve natural habitat
o    Against  asking  the  company  to review its  developing  country  debt and lending criteria and to report to shareholders on its findings
o    Against requesting the company to assess the environmental,  public health, human rights,  labor rights, or other  socioeconomic  impacts of its credit decisions
o    For  requesting  reports  and/or  reviews of plans and/or  policies on fair lending  practices,  except against if the proposal calls for action beyond reporting
o    Against  asking the company to  establish  committees  to  consider  issues related to facilities closure and relocation of work
o    For  asking  management  to  report  on the  company's  affirmative  action policies and  programs,  including  releasing its EEO-1 forms and providing statistical data on specific  positions within the company,  except against if the company releases its EEO-1 reports
o    Against asking management to drop sexual orientation from EEO policy
o    Against asking management to adopt a sexual orientation  non-discrimination policy
o    For asking management to report on or review Mexican operations
o    Against asking management to adopt standards for Mexican operations
o    Against asking management to review or implement the MacBride principles
o    Against asking the company to encourage its  contractors and franchisees to implement the MacBride principles
o    For asking  management to report on or review its global labor practices or those of its  contractors,  except against if the company  already  reports publicly  using a recognized  standard or if the  resolution  asks for more than a report

                                      116

o    Against  asking  management  to  adopt,  implement,  or  enforce  a  global workplace code of conduct based on the International  Labor  Organization's core labor conventions
o    For requesting reports on sustainability, except against if the company has already issued a report in GRI format

                                     * * * *

AllianceBernstein

Introduction

As a  registered  investment  adviser,  AllianceBernstein  ("we" or "us")  has a
fiduciary   duty  to  act  solely  in  the  best   interests   of  our  clients.
AllianceBernstein   recognizes  that  this  duty  requires  us  to  vote  client securities  in a timely  manner and make voting  decisions  that are in the best interests of our clients.  Consistent with these obligations,  AllianceBernstein will disclose its clients' voting records only to them and as required by mutual fund vote disclosure  regulations.  In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This  statement  is  intended to comply  with Rule  206(4)-6  of the  Investment
Advisers  Act of 1940.  It sets forth our  policies  and  procedures  for voting proxies for our discretionary investment advisory clients,  including investment companies  registered  under the Investment  Company Act of 1940. This statement applies to  AllianceBernstein  growth and value  investment  groups investing on behalf of clients in both US and non-US securities.

Proxy Policies

This  statement is designed to be  responsive  to the wide range of proxy voting subjects  that can have a  significant  effect  on the  investment  value of the securities held in our clients' accounts.  These policies are not exhaustive due to the variety of proxy  voting  issues  that we may be  required  to  consider.
AllianceBernstein reserves the right to depart from these guidelines in order to avoid  voting  decisions  that we believe may be contrary to our  clients'  best interests.  In  reviewing  proxy  issues,  we will apply the  following  general policies:

Corporate  Governance:  AllianceBernstein's  proxy voting policies recognize the importance of good  corporate  governance in ensuring  that  management  and the board of directors  fulfill  their  obligations  to the  shareholders.  We favor proposals  promoting  transparency and accountability  within a company. We will vote for  proposals  providing  for equal access to the proxy  materials so that shareholders  can express their views on various  proxy issues.  We also support the  appointment  of a majority of  independent  directors on key committees and separating the positions of chairman and chief executive officer.

Elections of Directors:  Unless there is a proxy fight for seats on the Board or we determine that there are other compelling  reasons for withholding  votes for directors,  we will vote in favor of the management proposed slate of directors.
That  said,  we believe  that  directors  have a duty to respond to  shareholder actions that have  received  significant  shareholder  support.  We may withhold votes for directors  that fail to act on key issues such as failure to implement
proposals  to   declassify   boards,   failure  to  implement  a  majority  vote
requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender  offers  where a majority  of  shareholders  have  tendered  their shares. In addition,  we will withhold votes for directors who fail to attend at least  seventy-five  percent of board  meetings  within a given  year  without a reasonable  excuse.  Finally,  we may withhold  votes for  directors of non-U.S.
issuers where there is insufficient  information about the nominees disclosed in the proxy statement.

Appointment of Auditors:  AllianceBernstein believes that the company remains in the best position to choose the auditors and will generally support management's recommendation.  However, we recognize that there may be inherent conflicts when a company's  independent auditor performs substantial non-audit related services for the company. While we will recognize that there may be special circumstances that could lead to high non-audit fees in some years, we would normally consider non-audit fees in excess of 70% to be disproportionate.  Therefore,  we may vote against the appointment of auditors if the fees for non-audit  related  services exceed  70% of the  total  audit  fees  paid by the  company  or there are other reasons to question the independence of the company's auditors.

                                      117

Changes in Legal and Capital Structure: Changes in a company's charter, articles of  incorporation or by-laws are often technical and  administrative  in nature.
Absent a  compelling  reason to the  contrary,  AllianceBernstein  will cast its votes in accordance with the company's management on such proposals. However, we will review and analyze on a case-by-case  basis any non-routine  proposals that are  likely to affect  the  structure  and  operation  of the  company or have a material economic effect on the company.  For example, we will generally support proposals to increase  authorized common stock when it is necessary to implement a stock split,  aid in a  restructuring  or  acquisition or provide a sufficient number of  shares  for an  employee  savings  plan,  stock  option or  executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater  than one  hundred  percent of the shares  outstanding.  We will  oppose increases in  authorized  common  stock where there is evidence  that the shares will be used to implement a poison pill or another form of anti-takeover device, or if the  issuance  of new  shares  could  excessively  dilute the value of the outstanding shares upon issuance.

Corporate Restructurings,  Mergers and Acquisitions:  AllianceBernstein believes proxy votes  dealing  with  corporate  reorganizations  are an  extension of the
investment  decision.   Accordingly,   we  will  analyze  such  proposals  on  a
case-by-case  basis,  weighing  heavily the views of the research  analysts that cover the company and the  investment  professionals  managing the portfolios in which the stock is held.

Proposals Affecting Shareholder Rights:  AllianceBernstein believes that certain fundamental rights of shareholders must be protected.  We will generally vote in favor of proposals that give  shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights.  However,  when analyzing  such  proposals  we will weigh the  financial  impact of the proposal against the impairment of shareholder rights.

Anti-Takeover  Measures:  AllianceBernstein  believes  that measures that impede takeovers or entrench management not only infringe on the rights of shareholders but may also have a  detrimental  effect on the  value of the  company.  We will
generally  oppose  proposals,   regardless  of  whether  they  are  advanced  by
management  or  shareholders,  the  purpose  or effect  of which is to  entrench management or dilute  shareholder  ownership.  Conversely,  we support proposals that would  restrict or otherwise  eliminate  anti-takeover  measures  that have already  been  adopted  by  corporate  issuers.  For  example,  we will  support shareholder  proposals  that seek to require the company to submit a shareholder rights plan to a shareholder  vote. We will evaluate,  on a case-by-case  basis, proposals to completely  redeem or eliminate  such plans.  Furthermore,  we will generally  oppose  proposals  put forward by management  (including  blank check preferred stock,  classified boards and supermajority  vote  requirements)  that appear to be intended as management entrenchment mechanisms.

Executive Compensation:  AllianceBernstein  believes that company management and the compensation  committee of the board of directors should,  within reason, be given latitude to determine the types and mix of compensation and benefit awards offered.  Whether  proposed  by a  shareholder  or  management,  we will  review proposals  relating to executive  compensation  plans on a case-by-case basis to ensure that the long-term  interests of management and shareholders are properly aligned.  We will analyze the proposed plans to ensure that  shareholder  equity will not be excessively  diluted,  the option exercise price is not below market price on the date of grant and an acceptable number of employees are eligible to participate  in such  programs.  We will  generally  oppose  plans  that  permit repricing of  underwater  stock  options  without  shareholder  approval.  Other factors such as the company's  performance and industry  practice will generally be factored into our  analysis.  We will support  proposals to submit  severance packages  that do not exceed 2.99 times the sum of an executive  officer's  base salary  plus bonus that are  triggered  by a change in control to a  shareholder vote.  Finally,  we will support  shareholder  proposals  requiring companies to expense stock options because we view them as a large corporate expense.

Social and Corporate  Responsibility:  AllianceBernstein will review and analyze
on  a  case-by-case   basis   proposals   relating  to  social,   political  and
environmental  issues to determine  whether they will have a financial impact on shareholder  value. We will vote against proposals that are unduly burdensome or result in unnecessary  and excessive  costs to the company.  We may abstain from voting on social  proposals  that do not have a readily  determinable  financial impact on shareholder value.

                                      118

Proxy Voting Committees

Our growth  and value  investment  groups  have  formed  separate  proxy  voting committees  to  establish  general  proxy  policies  for  AllianceBernstein  and
consider   specific  proxy  voting  matters  as  necessary.   These   committees
periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy  committee will evaluate the proposal.  In addition,  the  committees,  in conjunction  with the analyst  that covers the  company,  may contact  corporate management and interested  shareholder groups and others as necessary to discuss proxy issues.  Members of the committee include senior investment  personnel and representatives of the Legal and Compliance Department.  The committees may also evaluate  proxies  where we face a potential  conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

Conflicts of Interest

AllianceBernstein  recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage,  or we administer, who distributes AllianceBernstein sponsored mutual funds, or with whom we or an employee has another  business or personal  relationship  that may affect  how we  vote on the  issuer's  proxy.  Similarly,  Alliance  may  have a potential  material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder  group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and  adherence  to these  policies  ensures that proxies are voted with only our clients'  best  interests in mind.  That said,  we have  implemented  additional procedures  to ensure that our votes are not the product of a material  conflict of interests,  including: (i) on an annual basis, the proxy committees will take
reasonable  steps  to  evaluate  the  nature  of  AllianceBernstein's   and  our
employees'  material  business  and  personal  relationships  (and  those of our affiliates) with any company whose equity securities are held in client accounts and any client that has  sponsored or has material  interest in a proposal  upon which we will be  eligible  to  vote;  (ii)  requiring  anyone  involved  in the decision  making  process to disclose to the chairman of the  appropriate  proxy committee  any potential  conflict  that they are aware of  (including  personal relationships)  and any  contact  that they have had with any  interested  party regarding a proxy vote;  (iii)  prohibiting  employees  involved in the decision making process or vote  administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and
(iv) where a material conflict of interests exists,  reviewing our proposed vote by applying a series of objective  tests and, where  necessary,  considering the views of a third party  research  service to ensure that our voting  decision is consistent with our clients' best interests.

Because   under   certain   circumstances    AllianceBernstein   considers   the
recommendation of third party research services,  the proxy committees will take reasonable  steps to verify  that any third  party  research  service is in fact independent based on all of the relevant facts and circumstances.  This includes reviewing the third party research service's conflict management  procedures and ascertaining,  among other things,  whether the third party research service (i)
has the capacity and competency to adequately analyze proxy issues; and (ii) can make such  recommendations  in an impartial  manner and in the best interests of our clients.

Proxies of Certain Non-US Issuers

Proxy  voting in  certain  countries  requires  "share  blocking."  Shareholders wishing to vote their proxies must deposit their shares  shortly before the date of the meeting  (usually  one-week)  with a designated  depositary.  During this blocking  period,  shares that will be voted at the meeting cannot be sold until the  meeting  has taken  place  and the  shares  are  returned  to the  clients'
custodian banks.  AllianceBernstein may determine that the benefit to the client of exercising the vote does not outweigh the cost of voting,  which is not being able to  transact  in the  shares  during  this  period.  Accordingly,  if share blocking is required we may abstain from voting those shares.

In addition,  voting  proxies of issuers in non-U.S.  markets may give rise to a number of administrative issues that may prevent  AllianceBernstein  from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully  consider  the proxy or after the cut-off  date for voting.
Other markets  require  AllianceBernstein  to provide local agents with power of attorney prior to implementing AllianceBernstein's voting instructions. Although it is AllianceBernstein's policy to seek to vote all proxies for securities held in client  accounts  for which we have proxy  voting  authority,  in the case of
non-U.S. issuers, we vote proxies on a best efforts basis.

                                      119

Proxy Voting Records

Clients may obtain  information  about how we voted  proxies on their  behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written  request  for proxy  voting  information  to: Mark R.
Manley,  Senior Vice  President & Chief  Compliance  Officer,  AllianceBernstein
Management L.P., 1345 Avenue of the Americas, New York, NY 10105.

                                     * * * *

Killen

     Killen  votes the  proxies  for the  mutual  funds and pooled  accounts  it manages and for any other client who requests it to vote their  proxies.  Killen votes the proxy in what it considers to be the best  interests of the client for whom the  vote is cast.  To deal  with  potential  conflicts  of  interest,  any portfolio  manager who is affiliated in any manner with the issuer of the proxy, including stock ownership,  directorship or employment of a family member,  will not  participate  in the decision on the proxy.  Also,  if Killen has a business relationship  with the  issuer of the proxy  and there is a proxy  contest,  the proxy will be referred to a proxy service for a vote.

                                      120

                                     PART C
                              (Optimum Fund Trust)
                         Post-Effective Amendment No. 7

                                OTHER INFORMATION

Item 23.  Exhibits.  The following exhibits are incorporated by reference to the
          Registrant's  previously filed documents  indicated  below,  except as noted:

          (a)  Articles of Incorporation.

               (1)  Executed  Amended and Restated  Agreement and Declaration of
                    Trust  (December 6, 2005)  incorporated  into this filing by reference to  Post-Effective  Amendment No. 6 filed July 27,
                    2007.

          (b)  By-Laws.   Amended  and  Restated  By-Laws   (December  6,  2005)
               incorporated  into this  filing by  reference  to  Post-Effective
               Amendment No. 5 filed July 28, 2006.

          (c)  Instruments Defining Rights of Security Holders.  None other than those contained in Exhibits (a) and (b).

          (d)  Investment Advisory Contracts.

               (1)  Executed  Investment  Management  Agreement  (July 17, 2003)
                    between  Delaware  Management  Company (a series of Delaware
                    Management   Business   Trust)  (the   "Manager")   and  the
                    Registrant  on behalf of each  Fund  incorporated  into this filing by  reference  to  Pre-Effective  Amendment  No. 2 to
                    Registrant's  Registration Statement on Form N-1A filed July
                    23, 2003.

                    (i)  Amended and Restated  Appendix A (April 1, 2007) to the
                         Investment Management Agreement  incorporated into this
                         filing by reference to  Post-Effective  Amendment No. 6
                         filed July 27, 2007.

               (2)  Executed  Sub-Advisory  Agreement (October 21, 2005) between the Manager and Aberdeen Asset Management Inc.  ("Aberdeen")
                    with respect to Optimum Fixed Income Fund  incorporated into this filing by reference to  Post-Effective  Amendment No. 5 to  Registrant's  Registration  Statement on Form N-1A filed
                    July 28, 2006.

               (3)  Executed  Sub-Advisory  Agreement (October 31, 2005) between the Manager and AllianceBernstein L.P. ("AllianceBernstein")
                    (formerly, Alliance Capital Management L.P.) with respect to
                    Optimum  International Fund incorporated into this filing by reference to Post-Effective  Amendment No. 5 to Registrant's
                    Registration Statement on Form N-1A filed July 28, 2006.

               (4)  Executed Sub-Advisory  Agreement (July 31, 2003) between the
                    Manager  and   Columbia   Wanger  Asset   Management,   L.P.
                    ("Columbia WAM") (formerly, Liberty Wanger Asset Management,
                    L.P.)  with  respect to Optimum  Small-Mid  Cap Growth  Fund incorporated into this filing by reference to Post-Effective
                    Amendment No. 5 to  Registrant's  Registration  Statement on
                    Form N-1A filed July 28, 2006.

               (5)  Executed Sub-Advisory  Agreement (July 30, 2003) between the
                    Manager  and  Hotchkis  and Wiley  Capital  Management,  LLC
                    ("H&W")  with  respect to Optimum  Small-Mid  Cap Value Fund
                    (formerly,  Optimum Small Cap Value Fund)  incorporated into this filing by reference to  Post-Effective  Amendment No. 3 to  Registrant's  Registration  Statement on Form N-1A filed
                    May 31, 2005.

                                       1

               (6)  Executed Sub-Advisory  Agreement (December 21, 2005) between the  Manager  and The Killen  Group,  Inc.  ("Killen")  with respect  to  Optimum  Small-Mid  Cap Value  Fund  (formerly,
                    Optimum Small Cap Value Fund)  incorporated into this filing
                    by  reference   to   Post-Effective   Amendment   No.  5  to
                    Registrant's  Registration Statement on Form N-1A filed July
                    28, 2006.

               (7)  Executed Sub-Advisory  Agreement (July 31, 2003) between the
                    Manager  and  Marsico  Capital  Management,   LLC  ("Marsico
                    Capital")  with  respect  to Optimum  Large Cap Growth  Fund incorporated into this filing by reference to Post-Effective
                    Amendment No. 5 to  Registrant's  Registration  Statement on
                    Form N-1A filed July 28, 2006.

               (8)  Executed  Sub-Advisory  Agreement  July 31, 2003 between the
                    Manager and Massachusetts Financial Services Company ("MFS")
                    with  respect to Optimum  Large Cap Value Fund  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 5 to  Registrant's  Registration  Statement on Form N-1A
                    filed July 28, 2006.

               (9)  Executed Sub-Advisory Agreement (September 24, 2005) between
                    the  Manager  and  Mondrian   Investment   Partners  Limited
                    ("Mondrian")  with  respect  to Optimum  International  Fund incorporated into this filing by reference to Post-Effective
                    Amendment No. 3 filed May 31, 2005.

               (10) Executed Sub-Advisory Agreement (March 30, 2004) between the
                    Manager and Oberweis  Asset  Management,  Inc.  ("OAM") with respect to Optimum  Small-Mid  Cap  Growth  Fund  (formerly,
                    Optimum Small Cap Growth Fund) incorporated into this filing by reference to Post-Effective Amendment No. 3 filed May 31,
                    2005.

               (11) Executed Sub-Advisory  Agreement (July 29, 2003) between the
                    Manager and  Delafield  Asset  Management  ("Delafield"),  a
                    division of Reich & Tang Asset Management, LLC, with respect to Optimum Small-Mid Cap Value Fund(formerly,  Optimum Small
                    Cap Value Fund)  incorporated  into this filing by reference to Post-Effective Amendment No. 3 filed May 31, 2005.

               (12) Executed Sub-Advisory  Agreement (December 21, 2005) between the Manager and TCW Investment  Management  Company  ("TCW")
                    with  respect to Optimum  Large Cap Value Fund  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 5 to  Registrant's  Registration  Statement on Form N-1A
                    filed July 28, 2006.

               (13) Executed Sub-Advisory  Agreement (July 28, 2003) between the
                    Manager and T. Rowe Price Associates, Inc. ("T. Rowe Price")
                    with respect to Optimum  Large Cap Growth Fund  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 3 filed May 31, 2005.

               (14) Executed Investment Advisory Expense Limitation Letter (July
                    2007) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 6 filed July 27, 2007.

          (e)  Underwriting Contracts.

               (1)  Distribution Agreements.

                    (i)  Executed Distribution Agreement (July 17, 2003) between the  Registrant  on behalf  of each  Fund and  Delaware
                         Distributors,     L.P.    ("Delaware     Distributors")
                         incorporated   into  this   filing  by   reference   to
                         Pre-Effective   Amendment   No.   2   to   Registrant's
                         Registration  Statement  on Form  N-1A  filed  July 23,
                         2003.

                                       2

                    (ii) Executed  Financial  Intermediary  Agreement  (July 17,
                         2003)  between   Delaware   Distributors   and  Lincoln
                         Financial Distributors,  Inc. ("LFD") incorporated into
                         this filing by reference to Pre-Effective Amendment No.
                         2 to Registrant's  Registration  Statement on Form N-1A
                         filed July 23, 2003.

               (2)  Dealer's   Agreement   incorporated   into  this  filing  by
                    reference to  Post-Effective  Amendment No. 4 filed July 29,
                    2005.

          (f)  Bonus or Profit Sharing Contracts. Not applicable.

          (g)  Custodian Agreements.

               (1)  Executed  Mutual Fund Custody and Services  Agreement  (July
                    20,  2007)  between  Mellon Bank,  N.A.  and the  Registrant attached as Exhibit No. EX-99.g.1.

               (2)  Executed  Securities Lending  Authorization  (July 20, 2007)
                    between  Mellon Bank,  N.A. and the  Registrant  attached as
                    Exhibit No. EX-99.g.2.

          (h)  Other Material Contracts.

               (1)  Executed Amended and Restated Mutual Fund Services Agreement
                    (December 15, 2007) between Delaware  Service Company,  Inc.
                    and the Registrant attached as Exhibit No. EX-99.h.1.

               (2)  Executed  Fund   Accounting  and  Financial   Administration
                    Services  Agreement  (October 1, 2007) between  Mellon Bank,
                    N.A. and Registrant attached as Exhibit No. EX-99.h.2.

               (3)  Executed  Fund   Accounting  and  Financial   Administration
                    Oversight  Agreement  (October 1, 2007) between the Delaware
                    Service Company,  Inc and the Registrant attached as Exhibit
                    No. EX-99.h.3.

          (i)  Legal  Opinion.  Opinion and Consent of Counsel  (July 22,  2003)
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 2 to  Registrant's  Registration  Statement on Form
               N-1A filed July 23, 2003.

          (j)  Other Opinions. Not applicable.

          (k)  Omitted Financial Statements. Not applicable.

          (l)  Initial Capital Agreements. Not applicable.

          (m)  Rule 12b-1 Plans.

               (1)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class A Shares (July 17, 2003) incorporated into this filing
                    by   reference   to   Pre-Effective   Amendment   No.  2  to
                    Registrant's  Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

               (2)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class B Shares (July 17, 2003) incorporated into this filing
                    by   reference   to   Pre-Effective   Amendment   No.  2  to
                    Registrant's  Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

                                       3

               (3)  Distribution  and  Service  Plan  pursuant to Rule 12b-1 for
                    Class C Shares (July 17, 2003) incorporated into this filing
                    by   reference   to   Pre-Effective   Amendment   No.  2  to
                    Registrant's  Registration Statement on Form N-1A filed with the Commission on July 23, 2003.

          (n)  Rule 18f-3 Plan.  Plan  pursuant  to Rule 18f-3  (July 17,  2003)
               incorporated  into this  filing  by  reference  to  Pre-Effective
               Amendment No. 2 to  Registrant's  Registration  Statement on Form
               N-1A filed with the Commission on July 23, 2003.

          (o)  Reserved.

          (p)  Codes of Ethics.

               (1)  Code of Ethics (November 2007) for the Delaware  Investments
                    Family of Funds attached as Exhibit No. EX-99.p.1.

               (2)  Code of  Ethics  (November  2007) for  Delaware  Investments
                    (Delaware   Management   Company,   a  series  of   Delaware
                    Management Business Trust, and Delaware Distributors,  L.P.)
                    attached as Exhibit No. EX-99.p.2.

               (3)  Code of Ethics  (March  2008) of TCW attached as Exhibit No.
                    EX-99.p.3.

               (4)  Code of  Ethics  (February  2008) for  AllianceBernstein  as
                    Exhibit No. EX-99.p.4.

               (5)  Code of Ethics  (November  2007) of Columbia WAM attached as
                    Exhibit No. EX-99.p.5.

               (6)  Code of Ethics  (May 2006) of H&W  attached  as Exhibit  No.
                    EX-99.p.6.

               (7)  Code of Ethics (February 2006) of Killen  incorporated  into this filing by reference to  Post-Effective  Amendment No. 6 filed July 27, 2007.

               (8)  Code of Ethics  (May 2008) of Marsico  Capital  attached  as
                    Exhibit No. EX-99.p.8.

               (9)  Code of Ethics  (February  2008) of MFS  attached as Exhibit
                    No. EX-99.p.9.

               (10) Code of Ethics (January 2007) of Mondrian  incorporated into this filing by reference to  Post-Effective  Amendment No. 6 filed July 27, 2007.

               (11) Code of Ethics  (August 2007) of OAM attached as Exhibit No.
                    EX-99.p.11.

               (12) Code of Ethics  (February  2008) of Reich & Tang attached as
                    Exhibit No. EX-99.p.12.

               (13) Code of Ethics  (March 2008) of T. Rowe  attached as Exhibit
                    No. EX-99.p.13.

               (q)  Other.  Powers of Attorney (December 2006/May 2008) attached as Exhibit No. EX-99.q.

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25.  Indemnification.

          A Delaware statutory trust may provide in its governing instrument for indemnification  of its officers and trustees from and against any and all claims and  demands  whatsoever.  Article X,  Section  10.2 of the
          Declaration of Trust provides that every Person who is, or has been, a
          Trustee  or officer of  Optimum

                                       4

          Fund  Trust (the  "Trust")  shall be  indemnified  by the Trust to the fullest  extent  permitted  by law against  liability  and against all expenses  reasonably  incurred or paid by him in  connection  with any claim,  action,  suit or proceeding in which he becomes  involved as a party or  otherwise by virtue of his being or having been a Trustee or officer and against  amounts paid or incurred by him in the settlement thereof.  Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Trust or its shareholders by reason  of  "willful  misfeasance,  bad  faith,  gross  negligence  or reckless  disregard  of the  duties  involved  in the  conduct  of his office" ("Disabling  Conduct"),  or not to have acted in good faith in the reasonable  belief that his action was in the best interest of the
          Trust.  In  the  event  of a  settlement,  no  indemnification  may be provided  unless  there has been a  determination  that the officer or trustee did not engage in Disabling Conduct:

               (i)  by the court or other body approving the settlement;
               (ii) by at least a majority  of those  trustees  who are  neither
                    Interested  Persons  of the  Trust  nor are  parties  to the matter based upon a review of readily available facts; or
               (iii) by written opinion of independent  legal counsel based upon a review of readily  available  facts.  Article XI,  Section
                    11.10   of  the   Declaration   of   Trust   provides   that
                    notwithstanding  anything else in the  Declaration of Trust, any  amendment  to  Article XI shall not limit the rights to indemnification  or insurance  provided therein with respect to action  or  omission  of  Covered  Persons  prior to such amendment.

          Pursuant to Article X, Section 10.3 of the  Declaration  of Trust,  in
          case any  Shareholder of former  Shareholder of any series  ("Series")
          shall be held to be personally liable solely by reason of his being or having been a  Shareholder  of such Series and not because of his acts or  omissions  or for some other  reason,  the  Shareholder  or former
          Shareholder (or his heirs,  executors,  administrators  or other legal representatives, or, in the case of a corporation or other entity, its corporate  or other  general  successor)  shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified  against all loss and expense arising from such liability.
          The Trust, on behalf of the affected  Series,  shall,  upon request by the  Shareholder,  assume the  defense of any claim made  against  the
          Shareholder  for any act or  obligation  of the Series and satisfy any judgment thereon from the assets of the Series.

          Pursuant to Section 12 of the Distribution Agreement, the Trust agrees to indemnify, defend and hold harmless from the assets of the relevant
          Series  Delaware  Distributors  and each person,  if any, who controls
          Delaware  Distributors  within  the  meaning  of  Section  15  of  the
          Securities  Act of 1933  ("1933  Act"),  from and  against any and all losses,  damages,  or  liabilities  to which,  jointly  or  severally,
          Delaware  Distributors or such controlling  person may become subject, insofar  as  the  losses,  damages  or  liabilities  arise  out of the performance of its duties  hereunder,  except that the Trust shall not
          be  liable  for  indemnification  of  Delaware   Distributors  or  any
          controlling  person  thereof  for any  liability  to the  Trust or its shareholders  to which  they would  otherwise  be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties under the Agreement.

          Insofar as indemnification  for liabilities arising under the 1933 Act may be permitted to trustees,  officers and controlling persons of the
          Trust pursuant to the foregoing  provisions,  or otherwise,  the Trust has been  advised that in the opinion of the  Securities  and Exchange
          Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such  liabilities  (other than the payment  by the  Trust  of  expenses  incurred  or paid by a  trustee, officer or controlling  person of the Trust in the successful  defense of any  action,  suit or  proceeding)  is  asserted  by such  trustee, officer or controlling  person,  the Trust will, unless in the opinion of its counsel the matter has been settled by  controlling  precedent, submit to a court of  appropriate  jurisdiction  the question  whether such  indemnification  by it is against  public policy as expressed in the 1933 Act and will be  governed by the final  adjudication  of such issue.

                                       5

Item 26. Business and Other Connections of the Investment Adviser.

          Delaware  Management  Company  (the  "Manager"),  a series of Delaware
          Management  Business  Trust,  serves  as  investment  manager  to  the
          Registrant  and also serves as investment  manager or  sub-advisor  to
          certain   of   the   other   funds   in   the   Delaware   Investments
          Funds(R)(Delaware  Group Adviser  Funds,  Delaware Group Cash Reserve,
          Delaware  Group  Equity  Funds I,  Delaware  Group  Equity  Funds  II,
          Delaware  Group  Equity  Funds III,  Delaware  Group  Equity Funds IV,
          Delaware  Group  Equity  Funds V,  Delaware  Group  Foundation  Funds,
          Delaware Group Global & International Funds, Delaware Group Government
          Fund,  Delaware  Group  Income  Funds,  Delaware  Group  Limited  Term
          Government Funds, Delaware Group State Tax-Free Income Trust, Delaware
          Group Tax Free  Fund,  Delaware  Group Tax Free Money  Fund,  Delaware
          Investments  Municipal  Trust,  Delaware  Pooled  Trust,  Delaware VIP
          Trust,  Voyageur Insured Funds,  Voyageur Intermediate Tax-Free Funds,
          Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds
          III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income
          Fund,  Inc.,  Delaware  Investments  Global  Dividend and Income Fund,
          Inc.,  Delaware  Investments  Arizona  Municipal  Income  Fund,  Inc.,
          Delaware  Investments  Colorado Municipal Income Fund, Inc.,  Delaware
          Investments  National  Municipal  Income  Fund,  Delaware  Investments
          Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global
          Dividend  and  Income  Fund)  as  well  as to  certain  non-affiliated registered investment companies. In addition,  certain officers of the
          Manager also serve as trustees of other Delaware Investments Funds(R), and certain officers are also officers of these other funds. A company indirectly  owned by the  Manager's  parent  company acts as principal
          underwriter   to  the  mutual  funds  in  the   Delaware   Investments
          Funds(R)(see  Item 27 below)  and  another  such  company  acts as the shareholder  services,  dividend disbursing,  accounting servicing and transfer agent for all of the Delaware Investments Funds.

          The following  persons serving as directors or officers of the Manager have held the following  positions  during the past two years.  Unless otherwise noted,  the principal  business address of the directors and officers  of the  Manager  is 2005  Market  Street,  Philadelphia,  PA
          19103-7094.

          Aberdeen  serves as a sub-adviser  to Optimum  Fixed Income Fund.  The description of Aberdeen. under the caption "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors  and  officers of  Aberdeen  set forth in its Form ADV filed with the Securities and Exchange  Commission  (File No.  801-49966) is
          incorporated into this filing by reference.

          AllianceBernstein  serves as a  sub-adviser  to Optimum  International
          Fund.  The  description of  AllianceBernstein.  under the caption "Who manages the Funds?" in the  Prospectuses  constituting  Part A of this
          Registration  Statement is incorporated into this filing by reference.
          Information  on the  directors and officers of  AllianceBernstein  set forth  in  its  Form  ADV  filed  with  the  Securities  and  Exchange
          Commission  (File No.  801-32361) is incorporated  into this filing by reference.

          Columbia WAM serves as a sub-adviser  to Optimum  Small-Mid Cap Growth
          Fund.  The  description of Columbia WAM under the caption "Who manages
          the  Funds?"  in  the  Prospectuses   constituting   Part  A  of  this
          Registration  Statement is incorporated into this filing by reference.
          Information on the directors and officers of Columbia WAM set forth in its Form ADV filed with the Securities and Exchange  Commission  (File
          No. 801-41391) is incorporated into this filing by reference.

          H&W serves as a sub-adviser  to Optimum  Small-Mid Cap Value Fund. The description  of H&W under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors and officers of H&W set forth in its Form ADV filed with the
          Securities   and  Exchange   Commission   (File  No.   801-60512)   is
          incorporated into this filing by reference.

          Killen  serves as a  sub-adviser  to Optimum  Fixed Income  Fund.  The description  of Killen  under the caption  "Who manages the Funds?" in the Prospectuses constituting Part A of this Registration Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors  and officers of Killen set forth in

                                       6

          its Form ADV filed with the Securities and Exchange  Commission  (File
          No. 801-18770) is incorporated into this filing by reference.

          Marisco  Capital  serves as a sub-adviser  to Optimum Large Cap Growth
          Fund.  The  description  of Marsico  Capital  under the  caption  "Who manages the Funds?" in the  Prospectuses  constituting  Part A of this
          Registration  Statement is incorporated into this filing by reference.
          Information on the directors and officers of Marsico Capital set forth in its Form ADV filed  with the  Securities  and  Exchange  Commission
          (File No. 801-54914) is incorporated into this filing by reference.

          MFS serves as a  sub-adviser  to  Optimum  Large Cap Value  Fund.  The description  of MFS under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors and officers of MFS set forth in its Form ADV filed with the
          Securities   and  Exchange   Commission   (File  No.   801-17352)   is
          incorporated into this filing by reference.

          Mondrian  serves as a sub-adviser  to Optimum  International  Fund and
          Optimum Fixed Income Fund. The  description of Delaware  International under  the  caption  "Who  manages  the  Funds?"  in the  Prospectuses constituting  Part A of this  Registration  Statement is  incorporated into this  filing  by  reference.  Information  on the  directors  and officers  of  Delaware  International  set forth in its Form ADV filed with the Securities and Exchange  Commission  (File No.  801-37702) is
          incorporated into this filing by reference.

          OAM serves as a sub-adviser to Optimum  Small-Mid Cap Growth Fund. The description  of OAM under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors and officers of OAM set forth in its Form ADV filed with the
          Securities and Exchange Commission is incorporated into this filing by reference.

          RTAM serves as a sub-adviser to Optimum  Small-Mid Cap Value Fund. The description  of RTAM under the caption "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors  and  officers  of RTAM set forth in its Form ADV filed with the  Securities  and  Exchange  Commission  (File  No.  801-47230)  is
          incorporated into this filing by reference.

          TCW serves as a  sub-adviser  to  Optimum  Large Cap Value  Fund.  The description  of TCW under the caption  "Who manages the Funds?" in the
          Prospectuses  constituting  Part A of this  Registration  Statement is incorporated  into  this  filing  by  reference.  Information  on  the directors and officers of TCW set forth in its Form ADV filed with the
          Securities   and  Exchange   Commission   (File  No.   801-29075)   is
          incorporated into this filing by reference.

          T. Rowe Price  serves as a  sub-adviser  to  Optimum  Large Cap Growth
          Fund. The  description of T. Rowe Price under the caption "Who manages
          the  Funds?"  in  the  Prospectuses   constituting   Part  A  of  this
          Registration  Statement is incorporated into this filing by reference.
          Information  on the  directors and officers of T. Rowe Price set forth in its Form ADV filed  with the  Securities  and  Exchange  Commission
          (File No. 801-856) is incorporated into this filing by reference.

Item 27.  Principal Underwriters.

          (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all  the  mutual  funds  in the  Delaware Investments Family of
                 Funds.

          (a)(2) Information  with  respect to each  officer and partner of the principal underwriter  and the Registrant  is  provided  below.
                 Unless otherwise  noted, the principal business address of each officer  and  partner  of Delaware  Distributors, L.P. is  2005
                 Market Street, Philadelphia, PA 19103-7094.

                                       7

------------------------ ------------------------------------- ---------------------------------
Name and Principal       Positions and Offices                 Positions and Offices
Business Address         with Underwriter                      with Registrant
------------------------ ------------------------------------- ---------------------------------
Delaware Distributors,   General Partner                       None
Inc.
------------------------ ------------------------------------- ---------------------------------
Delaware Capital         Limited Partner                       None
 Management
------------------------ ------------------------------------- ---------------------------------
Delaware Investment      Limited Partner                       None
Advisers
------------------------ ------------------------------------- ---------------------------------
Theodore K. Smith        President                             None
------------------------ ------------------------------------- ---------------------------------
Philip N. Russo          Executive Vice President              None
------------------------ ------------------------------------- ---------------------------------
Douglas L. Anderson      Senior Vice President/Operations      None
------------------------ ------------------------------------- ---------------------------------
Jeffrey M. Kellogg       Senior Vice President/Senior          None
                         Product Manager/Communications
                         Manager
------------------------ ------------------------------------- ---------------------------------
Brian L. Murray, Jr.     Senior Vice President/Compliance      Senior Vice President/ Chief
                                                               Compliance Officer
------------------------ ------------------------------------- ---------------------------------
David P. O'Connor        Senior Vice President/Strategic       Senior Vice President/ Strategic
                         Investment Relationships and          Investment Relationships and
                         Initiatives/General Counsel           Initiatives/ General Counsel
------------------------ ------------------------------------- ---------------------------------
Robert E. Powers         Senior Vice President/Senior          None
                         Domestic Sales Manager
------------------------ ------------------------------------- ---------------------------------
Richard Salus            Senior Vice President/                Senior Vice President/Chief
                         Treasurer/Financial Operations        Financial Officer
                         Principal
------------------------ ------------------------------------- ---------------------------------
James L. Shields         Senior Vice President/Chief           None
                         Information Officer
------------------------ ------------------------------------- ---------------------------------
Trevor M. Blum           Vice President/Senior Consultant      None
                         Relationship Manager
------------------------ ------------------------------------- ---------------------------------
E. Zoe Bradley           Vice President/Product                None
                         Management Manager
------------------------ ------------------------------------- ---------------------------------
Mary Ellen M. Carrozza   Vice President/Client Services        None
------------------------ ------------------------------------- ---------------------------------
Anthony G. Ciavarelli    Vice President/Associate General      Vice President/ Associate General
                         Counsel/Assistant Secretary           Counsel/ Assistant Secretary
------------------------ ------------------------------------- ---------------------------------
David F. Connor          Vice President/Deputy General         Vice President/ Deputy General
                         Counsel/Secretary                     Counsel/Secretary
------------------------ ------------------------------------- ---------------------------------
Joel A. Ettinger         Vice President/Taxation               Vice President/ Taxation
------------------------ ------------------------------------- ---------------------------------
Matthew B. Golden        Vice President/Service Center         None
------------------------ ------------------------------------- ---------------------------------
Edward M. Grant          Vice President/Senior Domestic        None
                         Sales Manager
------------------------ ------------------------------------- ---------------------------------
Audrey Kohart            Vice President/Financial              Vice President/Financial Planning
                         Planning and Reporting                and Reporting
------------------------ ------------------------------------- ---------------------------------
Marlene D. Petter        Vice President/Marketing              None
                         Communications
------------------------ ------------------------------------- ---------------------------------
Richard D. Seidel        Vice President/Assistant              None
                         Controller/Assistant Treasurer
------------------------ ------------------------------------- ---------------------------------
Michael T. Taggart       Vice President/Facilities &           None
                         Administrative Services
------------------------ ------------------------------------- ---------------------------------
Molly Thompson           Vice President/Associate Product      None
                         Management Manager
------------------------ ------------------------------------- ---------------------------------
Kathryn R. Williams      Vice President/Senior Counsel/        Vice President/ Associate General
                         Assistant Secretary                   Counsel/ Assistant Secretary
------------------------ ------------------------------------- ---------------------------------

          (b)(1)  Lincoln  Financial   Distributors,   Inc.  ("LFD")  serves  as
                  financial  intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                                       8

          (b)(2)  Information  with  respect  to each officer and partner of LFD and the Registrant is provided below. Unless otherwise  noted, the principal  business address of each officer and partner of
                  LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

-------------------------- ---------------------------------------- ----------------------
Name and Principal         Positions and Office                     Positions and Offices
Business Address           with LFD                                 with Registrant
-------------------------- ---------------------------------------- ----------------------
Terrence J. Mullen         President and Chief Executive Officer         None
-------------------------- ---------------------------------------- ----------------------
David M. Kittredge         Senior Vice President                         None
-------------------------- ---------------------------------------- ----------------------
Nancy Briguglio            Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Patrick J. Caulfield       Vice President; Chief Compliance Officer      None
-------------------------- ---------------------------------------- ----------------------
Randal J. Freitag          Vice President; Treasurer                     None
-------------------------- ---------------------------------------- ----------------------
Deana M. Friedt            Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Amy W. Hester              Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Daniel P. Hickey(1)        Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Karina Istvan              Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Sharon G. Marnien          Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Thomas F. Murray           Vice President                                None
-------------------------- ---------------------------------------- ----------------------
James Ryan                 Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Keith J. Ryan              Vice President and Chief Financial            None
                           Officer
-------------------------- ---------------------------------------- ----------------------
Joel Schwartz              Vice President                                None
-------------------------- ---------------------------------------- ----------------------
Marjorie Snelling          Vice President                                None
-------------------------- ---------------------------------------- ----------------------

------------------------------------------------------------------------------------------
(1) 350 Church Street, Hartford, CT 06103
------------------------------------------------------------------------------------------

          (c)      Not applicable.

Item 28.  Location of Accounts and Records.

          All accounts and records required to be maintained by Section 31(a) of the  Investment  Company Act of 1940 and the rules under that  section are maintained at the offices of the  Registrant's  Custodian,  Mellon
          Bank, N.A., One Mellon Center,  Pittsburgh,  PA 15258;  Service Agent,
          Delaware Service Company, Inc., 2005 Market Street,  Philadelphia,  PA
          19103; and Manager,  Delaware Management Company,  2005 Market Street,
          Philadelphia, PA 19103.

Item 29.  Management Services.  None.

Item 30.  Undertakings.  Not Applicable.

                                       9

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant has duly caused this Registration
Statement  to be  signed  on its  behalf  by  the  undersigned,  thereunto  duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this
30th day of May, 2008.

                                   OPTIMUM FUND TRUST

                                   By:    /s/ John C.E. Campbell
                                         John C.E. Campbell
                                         President/Chief Executive Officer and
                                         Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities and on the dates indicated:

Signature                                  Title                        Date
--------------------------------- -------------------------------- -------------

/s/ John C.E. Campbell     *      President/Chief Executive         May 30, 2008
John C.E. Campbell                Officer and Trustee

Mark S. Casady             *      Trustee                           May 30, 2008
Mark S. Casady

Robert J. Christian        *      Trustee                           May 30, 2008
Robert J. Christian

Nicholas D. Constan        *      Trustee                           May 30, 2008
Nicholas D. Constan

Durant Adams Hunter        *      Trustee                           May 30, 2008
Durant Adams Hunter

Stephen Paul Mullin        *      Trustee                           May 30, 2008
Stephen Paul Mullin

Robert A. Rudell           *      Trustee                           May 30, 2008
Robert A. Rudell

Jon Edward Socolofsky      *      Trustee                           May 30, 2008
Jon Edward Socolofsky

Richard Salus              *      Senior Vice President/Chief       May 30, 2008
Richard Salus                     Financial Officer (Principal
                                  Financial Officer)

                          * By: /s/ John C.E. Campbell
                               John C.E. Campbell
                             as Attorney-in-Fact for
                          each of the persons indicated
                  (Pursuant to Powers of Attorney filed herein)

                                       10

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    EXHIBITS
                                       TO
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                       11

                                INDEX TO EXHIBITS

Exhibit No.    Exhibit

EX-99.g.1      Executed  Mutual  Fund  Custody  and Services Agreement (July 20,
               2007) between Mellon Bank, N.A. and the Registrant

EX-99.g.2      Executed Securities Lending Authorization (July 20, 2007) between
               Mellon Bank, N.A. and the Registrant

EX-99.h.1.     Executed  Amended  and  Restated  Mutual  Fund Services Agreement
               (December 15, 2007) between Delaware  Service  Company,  Inc. and the Registrant

EX-99.h.2      Executed  Fund  Accounting  and Financial Administration Services
               Agreement  (October  1,  2007)  between  Mellon  Bank,  N.A.  and
               Registrant

EX-99.h.3      Executed  Fund  Accounting and Financial Administration Oversight
               Agreement (October 1, 2007) between Delaware Service Company, Inc and the Registrant

EX-99.p.1      Code  of  Ethics  (November 2007)  for  the  Delaware Investments
               Family of Funds

EX-99.p.2      Code of Ethics (November 2007) for Delaware Investments (Delaware
               Management  Company,  a series of  Delaware  Management  Business
               Trust, and Delaware Distributors, L.P.)

EX-99.p.3      Code of Ethics (March 2008) of TCW

EX-99.p.4      Code of Ethics (February 2008) for AllianceBernstein

EX-99.p.5      Code of Ethics (November 2007) of Columbia WAM

EX-99.p.6      Code of Ethics (May 2006) of H&W

EX-99.p.8      Code of Ethics (May 2008) of Marsico Capital

EX-99.p.9      Code of Ethics (February 2008) of MFS

EX-99.p.11     Code of Ethics (August 2007) of OAM

EX-99.p.12     Code of Ethics (February 2008) of Reich & Tang

EX-99.p.13     Code of Ethics (March 2008) of T. Rowe

EX-99.q        Powers of Attorney (December 2006/May 2008)

                                       12